UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1.	Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.6%
COMMON STOCKS — 48.4%
Aerospace & Defense — 1.0%
Boeing Co. (The)	37,550	$4,946,837
General Dynamics Corp.	18,300	2,839,428
L-3 Communications Holdings, Inc.	5,100	768,723
Lockheed Martin Corp.	16,000	3,835,520
Northrop Grumman Corp.	11,362	2,430,900
Raytheon Co.	18,800	2,559,244
Rockwell Collins, Inc.(a)	8,200	691,588
Safran SA (France)	568	40,852
Textron, Inc.	17,100	679,725
Thales SA (France)	1,785	164,365
TransDigm Group, Inc.*	3,400	983,008
United Technologies Corp.	49,300	5,008,880

		24,949,070

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	9,200	648,232
Deutsche Post AG (Germany)	1,764	55,229
Expeditors International of Washington, Inc.	11,000	566,720
FedEx Corp.	15,700	2,742,476
United Parcel Service, Inc. (Class B Stock)(a)	43,800	4,789,968

		8,802,625

Airlines — 0.3%
Alaska Air Group, Inc.	8,000	526,880
American Airlines Group, Inc.(a)	33,100	1,211,791
ANA Holdings, Inc. (Japan)	13,000	35,317
Cathay Pacific Airways Ltd. (Hong Kong)	2,000	2,796
Delta Air Lines, Inc.	48,500	1,908,960
International Consolidated Airlines Group SA (United Kingdom)	3,186	16,531
Japan Airlines Co. Ltd. (Japan)	400	11,758
Singapore Airlines Ltd. (Singapore)	3,300	25,495
Southwest Airlines Co.	39,600	1,540,044
United Continental Holdings, Inc.*	20,400	1,070,388

		6,349,960

Auto Components — 0.2%
BorgWarner, Inc.	14,000	492,520
Cie Generale des Etablissements Michelin (France)	1,973	218,481
Delphi Automotive PLC (United Kingdom)	16,900	1,205,308
Goodyear Tire & Rubber Co. (The)	16,300	526,490
Johnson Controls International PLC	59,522	2,769,559
Koito Manufacturing Co. Ltd. (Japan)	400	19,468
Valeo SA (France)	1,685	98,352

		5,330,178

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	541	45,550
Ferrari NV (Italy)	218	11,329
Fiat Chrysler Automobiles NV (United Kingdom)	3,504	22,272
Ford Motor Co.	244,185	2,947,313
Fuji Heavy Industries Ltd. (Japan)	1,000	37,519
General Motors Co.	88,000	2,795,760
Harley-Davidson, Inc.(a)	11,000	578,490
Honda Motor Co. Ltd. (Japan)	1,400	40,404
Mazda Motor Corp. (Japan)	2,200	33,752
Mitsubishi Motors Corp. (Japan)	6,100	28,495
Nissan Motor Co. Ltd. (Japan)	4,400	43,159

Peugeot SA (France)*	10,646	162,574
Renault SA (France)	342	28,136
Suzuki Motor Corp. (Japan)	5,000	167,475
Toyota Motor Corp. (Japan)	4,400	255,228
Volkswagen AG (Germany)	123	17,811

		7,215,267

Banks — 2.7%
Aozora Bank Ltd. (Japan)	46,000	158,551
Bank Hapoalim BM (Israel)	14,872	84,446
Bank of America Corp.	649,121	10,158,744
BB&T Corp.	52,100	1,965,212
BNP Paribas SA (France)	4,997	257,015
BOC Hong Kong Holdings Ltd. (Hong Kong)	46,000	156,510
Citigroup, Inc.	184,585	8,717,950
Citizens Financial Group, Inc.	31,700	783,307
Comerica, Inc.	11,000	520,520
Commonwealth Bank of Australia (Australia)	882	49,183
Concordia Financial Group Ltd. (Japan)	4,700	20,507
Credit Agricole SA (France)	21,054	207,676
Danske Bank A/S (Denmark)	1,296	37,916
DBS Group Holdings Ltd. (Singapore)	7,900	89,640
Erste Group Bank AG (Austria)	5,816	172,222
Fifth Third Bancorp(a)	47,021	962,050
Fukuoka Financial Group, Inc. (Japan)	13,000	54,032
HSBC Holdings PLC (United Kingdom)	58,862	442,450
Huntington Bancshares, Inc.	64,236	633,367
ING Groep NV (Netherlands)	22,342	275,827
Intesa Sanpaolo SpA (Italy)	22,976	51,009
Intesa Sanpaolo SpA, RSP (Italy)	10,665	22,376
JPMorgan Chase & Co.	229,245	15,265,424
KeyCorp.	65,500	797,135
M&T Bank Corp.(a)	10,100	1,172,610
Mediobanca SpA (Italy)	7,358	47,889
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,100	10,639
Mizuho Financial Group, Inc. (Japan)	47,500	80,058
National Australia Bank Ltd. (Australia)	4,902	105,373
People’s United Financial, Inc.(a)	19,100	302,162
PNC Financial Services Group, Inc. (The)	31,433	2,831,799
Regions Financial Corp.	78,203	771,864
Resona Holdings, Inc. (Japan)	8,700	36,589
Societe Generale SA (France)	6,380	220,712
Sumitomo Mitsui Financial Group, Inc. (Japan)	6,300	212,812
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	600	19,603
SunTrust Banks, Inc.	31,800	1,392,840
U.S. Bancorp	102,085	4,378,426
Wells Fargo & Co.	287,964	12,751,046
Westpac Banking Corp. (Australia)	410	9,328
Zions Bancorporation	12,850	398,607

		66,625,426

Beverages — 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	498	65,491
Asahi Group Holdings Ltd. (Japan)	600	21,857
Brown-Forman Corp. (Class B Stock)	12,500	593,000
Coca-Cola Amatil Ltd. (Australia)	20,856	164,453
Coca-Cola Co. (The)	244,901	10,364,210
Coca-Cola European Partners PLC (United Kingdom)	850	33,847
Constellation Brands, Inc. (Class A Stock)	11,100	1,848,039
Diageo PLC (United Kingdom)	10,771	308,518

Dr. Pepper Snapple Group, Inc.	12,000	1,095,720
Molson Coors Brewing Co. (Class B Stock)	11,700	1,284,660
Monster Beverage Corp.*	8,900	1,306,609
PepsiCo, Inc.	90,907	9,887,955

		26,974,359

Biotechnology — 1.4%
AbbVie, Inc.	102,400	6,458,368
Actelion Ltd. (Switzerland)	761	132,059
Alexion Pharmaceuticals, Inc.*	14,300	1,752,322
Amgen, Inc.	47,337	7,896,285
Biogen, Inc.*	13,860	4,338,596
Celgene Corp.*	49,000	5,121,970
Gilead Sciences, Inc.	83,800	6,630,256
Regeneron Pharmaceuticals, Inc.*	5,040	2,026,181
Shire PLC	1,652	106,823
Vertex Pharmaceuticals, Inc.*	15,900	1,386,639

		35,849,499

Building Products — 0.1%
Allegion PLC	6,433	443,298
Asahi Glass Co. Ltd. (Japan)	4,000	25,864
Cie de Saint-Gobain (France)	865	37,429
Fortune Brands Home & Security, Inc.	9,700	563,570
Masco Corp.	21,400	734,234

		1,804,395

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	22,175	186,966
Affiliated Managers Group, Inc.*	3,500	506,450
Ameriprise Financial, Inc.	10,820	1,079,511
ASX Ltd. (Australia)	1,391	51,534
Bank of New York Mellon Corp. (The)	67,358	2,686,237
BlackRock, Inc.	8,000	2,899,680
Charles Schwab Corp. (The)	75,650	2,388,271
CME Group, Inc.	21,600	2,257,632
E*TRADE Financial Corp.*	17,520	510,182
Franklin Resources, Inc.	22,900	814,553
Goldman Sachs Group, Inc. (The)	24,500	3,951,115
Intercontinental Exchange, Inc.	7,671	2,066,261
Invesco Ltd.	25,400	794,258
Legg Mason, Inc.	7,000	234,360
Macquarie Group Ltd. (Australia)	3,592	227,174
Moody’s Corp.	10,900	1,180,252
Morgan Stanley	95,080	3,048,265
Nasdaq, Inc.	7,700	520,058
Northern Trust Corp.	13,600	924,664
Partners Group Holding AG (Switzerland)	66	33,346
S&P Global, Inc.	17,000	2,151,520
SBI Holdings, Inc. (Japan)	300	3,583
State Street Corp.	24,200	1,685,046
T. Rowe Price Group, Inc.(a)	15,900	1,057,350

		31,258,268

Chemicals — 1.0%
Air Products & Chemicals, Inc.	13,700	2,059,658
Albemarle Corp.	7,400	632,626
Asahi Kasei Corp. (Japan)	4,000	31,877
BASF SE (Germany)	1,558	133,405
CF Industries Holdings, Inc.(a)	13,400	326,290

Croda International PLC (United Kingdom)	513	23,148
Daicel Corp. (Japan)	12,700	160,491
Dow Chemical Co. (The)(a)	71,031	3,681,537
E.I. du Pont de Nemours & Co.	55,420	3,711,477
Eastman Chemical Co.	9,300	629,424
Ecolab, Inc.	16,700	2,032,724
FMC Corp.	8,200	396,388
Givaudan SA (Switzerland)	37	75,433
Hitachi Chemical Co. Ltd. (Japan)	400	9,191
International Flavors & Fragrances, Inc.(a)	5,000	714,850
JSR Corp. (Japan)	1,700	26,720
K+S AG (Germany)	1,502	28,521
Kuraray Co. Ltd. (Japan)	1,300	19,285
LyondellBasell Industries NV (Class A Stock)	21,700	1,750,322
Mitsubishi Chemical Holdings Corp. (Japan)	5,300	33,228
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,500	21,475
Mitsui Chemicals, Inc. (Japan)	1,000	4,757
Monsanto Co.	27,494	2,809,887
Mosaic Co. (The)(a)	21,900	535,674
PPG Industries, Inc.	16,700	1,726,112
Praxair, Inc.	18,200	2,199,106
Sherwin-Williams Co. (The)	5,000	1,383,300
Shin-Etsu Chemical Co. Ltd. (Japan)	600	41,864
Sika AG (Switzerland)	3	14,616
Solvay SA (Belgium)	135	15,643
Sumitomo Chemical Co. Ltd. (Japan)	6,000	26,660
Teijin Ltd. (Japan)	600	11,640
Toray Industries, Inc. (Japan)	4,000	38,958
Yara International ASA (Norway)	5,491	182,977

		25,489,264

Commercial Services & Supplies — 0.1%
Cintas Corp.	5,400	608,040
Pitney Bowes, Inc.	9,400	170,704
Republic Services, Inc.	15,465	780,209
Stericycle, Inc.*(a)	5,600	448,784
Waste Management, Inc.	26,242	1,673,190

		3,680,927

Communications Equipment — 0.5%
Cisco Systems, Inc.	316,400	10,036,208
F5 Networks, Inc.*	4,500	560,880
Harris Corp.	8,000	732,880
Juniper Networks, Inc.	21,800	524,508
Motorola Solutions, Inc.	10,289	784,845

		12,639,321

Construction & Engineering — 0.1%
Fluor Corp.	8,800	451,616
Jacobs Engineering Group, Inc.*(a)	7,700	398,244
Kajima Corp. (Japan)	22,000	153,953
Obayashi Corp. (Japan)	16,500	163,660
Quanta Services, Inc.*	8,000	223,920
Shimizu Corp. (Japan)	2,000	17,875
Taisei Corp. (Japan)	7,000	52,516
Vinci SA (France)	919	70,376

		1,532,160

Construction Materials — 0.1%
Fletcher Building Ltd. (New Zealand)	1,253	9,813
HeidelbergCement AG (Germany)	1,131	106,961
James Hardie Industries PLC (Ireland)	1,800	28,182
Martin Marietta Materials, Inc.	4,000	716,440
Vulcan Materials Co.	8,600	978,078

		1,839,474

Consumer Finance — 0.3%
American Express Co.	50,700	3,246,828
Capital One Financial Corp.	32,161	2,310,125
Discover Financial Services	26,440	1,495,182
Navient Corp.	18,300	264,801
Synchrony Financial	52,172	1,460,816

		8,777,752

Containers & Packaging — 0.2%
Avery Dennison Corp.	5,400	420,066
Ball Corp.(a)	10,500	860,475
International Paper Co.	26,273	1,260,579
Owens-Illinois, Inc.*	9,400	172,866
Sealed Air Corp.	12,000	549,840
WestRock Co.	15,544	753,573

		4,017,399

Distributors — 0.1%
Genuine Parts Co.	9,600	964,320
LKQ Corp.*	18,300	648,918

		1,613,238

Diversified Consumer Services
H&R Block, Inc.(a)	12,800	296,320

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	119,800	17,307,506
Leucadia National Corp.	18,600	354,144
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	43,400	199,160
ORIX Corp. (Japan)	7,200	106,219

		17,967,029

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	387,238	15,725,735
CenturyLink, Inc.(a)	33,336	914,406
Deutsche Telekom AG (Germany)	5,933	99,678
Frontier Communications Corp.(a)	66,190	275,350
HKT Trust & HKT Ltd. (Hong Kong)	4,000	5,625
Koninklijke KPN NV (Netherlands)	13,318	44,186
Level 3 Communications, Inc.*	17,800	825,564
Nippon Telegraph & Telephone Corp. (Japan)	4,800	219,533
Orange SA (France)	3,659	57,328
Spark New Zealand Ltd. (New Zealand)	21,304	56,049
Telecom Italia SpA (Italy)*	87,894	73,032
Telecom Italia SpA, RSP (Italy)*	210,856	143,139
Telefonica SA (Spain)	8,048	81,390
TPG Telecom Ltd. (Australia)	2,362	15,674
Verizon Communications, Inc.	256,476	13,331,623

		31,868,312

Electric Utilities — 1.0%
Alliant Energy Corp.	13,700	524,847
American Electric Power Co., Inc.	30,760	1,975,100
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	17,250

Chubu Electric Power Co., Inc. (Japan)	2,400	34,921
Chugoku Electric Power Co., Inc. (The) (Japan)	500	6,287
CLP Holdings Ltd. (Hong Kong)	3,000	31,071
Duke Energy Corp.	43,761	3,502,630
Edison International	20,400	1,473,900
EDP-Energias de Portugal SA (Portugal)	17,828	59,831
Electricite de France SA (France)	1,013	12,331
Enel SpA (Italy)	51,672	230,289
Entergy Corp.	11,400	874,722
Eversource Energy	19,600	1,061,928
Exelon Corp.	57,613	1,917,937
FirstEnergy Corp.	25,806	853,662
Hokuriku Electric Power Co. (Japan)	300	3,656
Iberdrola SA (Spain)	10,270	69,830
Kansai Electric Power Co., Inc. (The) (Japan)*	2,700	24,563
Kyushu Electric Power Co., Inc. (Japan)	1,600	15,018
NextEra Energy, Inc.	29,300	3,583,976
PG&E Corp.	31,700	1,939,089
Pinnacle West Capital Corp.	7,400	562,326
PPL Corp.	42,100	1,455,397
Shikoku Electric Power Co., Inc. (Japan)	300	2,967
Southern Co. (The)	60,200	3,088,260
SSE PLC (United Kingdom)	1,852	37,606
Tohoku Electric Power Co., Inc. (Japan)	1,700	22,170
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,600	24,259
Xcel Energy, Inc.	32,110	1,321,005

		24,726,828

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	11,623	261,959
Acuity Brands, Inc.(a)	2,900	767,340
AMETEK, Inc.	14,900	711,922
Eaton Corp. PLC	29,137	1,914,592
Emerson Electric Co.	40,100	2,185,851
OSRAM Licht AG (Germany)	175	10,280
Rockwell Automation, Inc.	8,500	1,039,890
Schneider Electric SE (France)	1,132	78,747
Vestas Wind Systems A/S (Denmark)	2,172	179,415

		7,149,996

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,500	1,265,940
Corning, Inc.	66,400	1,570,360
FLIR Systems, Inc.	8,800	276,496
Hexagon AB (Sweden) (Class B Stock)	1,054	46,030
Hitachi High-Technologies Corp. (Japan)	1,700	68,053
Hitachi Ltd. (Japan)	9,000	42,179
Kyocera Corp. (Japan)	500	24,027
TDK Corp. (Japan)	900	60,299
TE Connectivity Ltd. (Switzerland)	22,500	1,448,550

		4,801,934

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	27,398	1,382,777
Diamond Offshore Drilling, Inc.(a)	2,700	47,547
FMC Technologies, Inc.*	14,300	424,281
Halliburton Co.	54,100	2,428,008
Helmerich & Payne, Inc.(a)	6,700	450,910
National Oilwell Varco, Inc.(a)	22,700	833,998
Schlumberger Ltd.	87,424	6,875,023
Transocean Ltd.*(a)	18,500	197,210

		12,639,754

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	27,100	3,071,243
Apartment Investment & Management Co. (Class A Stock)(a)	9,533	437,660
AvalonBay Communities, Inc.	8,875	1,578,330
Boston Properties, Inc.	9,800	1,335,642
Crown Castle International Corp.	21,500	2,025,515
Dexus Property Group (Australia)	21,406	150,454
Digital Realty Trust, Inc.(a)	9,500	922,640
Equinix, Inc.	4,494	1,618,963
Equity Residential(a)	22,800	1,466,724
Essex Property Trust, Inc.(a)	4,150	924,205
Extra Space Storage, Inc.	8,000	635,280
Federal Realty Investment Trust(a)	4,500	692,685
General Growth Properties, Inc.(a)	35,800	988,080
Goodman Group (Australia)	6,830	38,280
GPT Group (The) (Australia)	7,268	28,302
HCP, Inc.(a)	28,800	1,092,960
Host Hotels & Resorts, Inc.(a)	45,582	709,712
Intu Properties PLC (United Kingdom)	1,698	6,510
Iron Mountain, Inc.(a)	14,902	559,272
Kimco Realty Corp.	25,600	741,120
Link REIT (Hong Kong)	26,500	195,625
Macerich Co. (The)	8,100	655,047
Mirvac Group (Australia)	21,171	36,499
Prologis, Inc.	32,877	1,760,235
Public Storage	9,500	2,119,830
Realty Income Corp.(a)	16,100	1,077,573
Simon Property Group, Inc.	19,693	4,076,648
SL Green Realty Corp.(a)	6,400	691,840
UDR, Inc.(a)	15,900	572,241
Ventas, Inc.(a)	21,518	1,519,816
Vornado Realty Trust(a)	11,425	1,156,324
Welltower, Inc.	22,800	1,704,756
Weyerhaeuser Co.	46,818	1,495,367

		36,085,378

Food & Staples Retailing — 1.0%
Carrefour SA (France)	1,094	28,366
Costco Wholesale Corp.	27,400	4,178,774
CVS Health Corp.	67,548	6,011,096
ICA Gruppen AB (Sweden)	5,153	170,221
J. Sainsbury PLC (United Kingdom)	58,582	186,586
Kroger Co. (The)	60,292	1,789,467
METRO AG (Germany)	3,268	97,275
Sysco Corp.(a)	32,800	1,607,528
Wal-Mart Stores, Inc.	96,100	6,930,732
Walgreens Boots Alliance, Inc.	54,700	4,409,914
Whole Foods Market, Inc.(a)	19,000	538,650

		25,948,609

Food Products — 0.8%
Archer-Daniels-Midland Co.	36,726	1,548,735
Campbell Soup Co.	11,100	607,170
ConAgra Foods, Inc.	26,900	1,267,259
General Mills, Inc.	37,800	2,414,664
Hershey Co. (The)	9,200	879,520
Hormel Foods Corp.	16,800	637,224

J.M. Smucker Co. (The)	7,500	1,016,550
Kellogg Co.	15,800	1,224,026
Kraft Heinz Co. (The)	37,917	3,393,951
Marine Harvest ASA (Norway)	7,703	138,177
McCormick & Co., Inc.(a)	7,500	749,400
Mead Johnson Nutrition Co.	11,967	945,513
MEIJI Holdings Co. Ltd. (Japan)	400	39,716
Mondelez International, Inc. (Class A Stock)	97,053	4,260,627
Nestle SA (Switzerland)	4,224	333,544
Orkla ASA (Norway)	5,322	55,111
Tate & Lyle PLC (United Kingdom)	3,149	30,566
Tyson Foods, Inc. (Class A Stock)	19,400	1,448,598
WH Group Ltd. (Hong Kong)	220,500	178,218
Wilmar International Ltd. (Singapore)	3,800	9,022

		21,177,591

Gas Utilities
Gas Natural SDG SA (Spain)	8,863	182,207
Tokyo Gas Co. Ltd. (Japan)	7,000	31,143

		213,350

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	92,300	3,903,367
Baxter International, Inc.	31,900	1,518,440
Becton, Dickinson & Co.	13,378	2,404,428
Boston Scientific Corp.*	84,467	2,010,314
C.R. Bard, Inc.	4,700	1,054,116
Cooper Cos., Inc. (The)	2,200	394,372
Danaher Corp.	38,200	2,994,498
DENTSPLY SIRONA, Inc.	14,400	855,792
Edwards Lifesciences Corp.*	13,700	1,651,672
Hologic, Inc.*	17,500	679,525
Intuitive Surgical, Inc.*	2,430	1,761,337
Medtronic PLC	88,490	7,645,536
St. Jude Medical, Inc.	17,800	1,419,728
Stryker Corp.(a)	20,000	2,328,200
Varian Medical Systems, Inc.*	6,200	617,086
Zimmer Biomet Holdings, Inc.	12,600	1,638,252

		32,876,663

Health Care Providers & Services — 1.3%
Aetna, Inc.	22,269	2,570,956
Alfresa Holdings Corp. (Japan)	5,800	122,811
AmerisourceBergen Corp.(a)	11,600	937,048
Anthem, Inc.	16,800	2,105,208
Cardinal Health, Inc.	20,650	1,604,505
Centene Corp.*	11,000	736,560
Cigna Corp.	16,100	2,098,152
DaVita, Inc.*	10,700	706,949
Express Scripts Holding Co.*	39,649	2,796,444
Fresenius SE & Co. KGaA (Germany)	756	60,391
HCA Holdings, Inc.*	18,800	1,421,844
Henry Schein, Inc.*(a)	5,300	863,794
Humana, Inc.	9,400	1,662,766
Laboratory Corp. of America Holdings*	6,700	921,116
McKesson Corp.	14,330	2,389,528
Medipal Holdings Corp. (Japan)	10,500	182,009
Patterson Cos., Inc.(a)	5,400	248,076
Quest Diagnostics, Inc.	9,300	787,059
Ramsay Health Care Ltd. (Australia)	540	32,858

Sonic Healthcare Ltd. (Australia)	1,516	25,672
Suzuken Co. Ltd. (Japan)	210	6,934
UnitedHealth Group, Inc.	60,200	8,428,000
Universal Health Services, Inc. (Class B Stock)	5,700	702,354

		31,411,034

Health Care Technology
Cerner Corp.*	18,700	1,154,725

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	15,595	189,743
Carnival Corp.	27,600	1,347,432
Chipotle Mexican Grill, Inc.*(a)	1,950	825,825
Compass Group PLC (United Kingdom)	11,699	226,569
Darden Restaurants, Inc.	7,650	469,098
Marriott International, Inc. (Class A Stock)(a)	20,568	1,384,843
McDonald’s Corp.	54,000	6,229,440
Paddy Power Betfair PLC (Ireland)	716	80,963
Royal Caribbean Cruises Ltd.(a)	10,800	809,460
Starbucks Corp.	92,600	5,013,364
TUI AG (Germany)	1,957	27,809
Wyndham Worldwide Corp.	7,520	506,322
Wynn Resorts Ltd.(a)	5,300	516,326
Yum! Brands, Inc.	23,400	2,124,954

		19,752,148

Household Durables — 0.2%
D.R. Horton, Inc.	20,200	610,040
Electrolux AB (Sweden) (Class B Stock)	5,844	146,374
Garmin Ltd.(a)	7,000	336,770
Harman International Industries, Inc.	4,700	396,915
Iida Group Holdings Co. Ltd. (Japan)	8,700	175,068
Leggett & Platt, Inc.	8,400	382,872
Lennar Corp. (Class A Stock)	11,700	495,378
Mohawk Industries, Inc.*	4,200	841,428
Newell Brands, Inc.	29,414	1,548,941
Panasonic Corp. (Japan)	4,000	40,006
PulteGroup, Inc.	18,222	365,169
Sekisui House Ltd. (Japan)	2,300	39,184
Whirlpool Corp.	4,926	798,800

		6,176,945

Household Products — 1.0%
Church & Dwight Co., Inc.	16,400	785,888
Clorox Co. (The)	8,100	1,013,958
Colgate-Palmolive Co.	56,600	4,196,324
Henkel AG & Co. KGaA (Germany)	191	22,277
Kimberly-Clark Corp.	23,000	2,901,220
Procter & Gamble Co. (The)	168,025	15,080,244
Reckitt Benckiser Group PLC (United Kingdom)	1,179	110,996
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	1,127	33,451

		24,144,358

Independent Power & Renewable Electricity Producers
AES Corp.	39,500	507,575
Electric Power Development Co. Ltd. (Japan)	500	12,017
NRG Energy, Inc.	18,200	204,022

		723,614

Industrial Conglomerates — 1.2%
3M Co.	38,200	6,731,986
CK Hutchison Holdings Ltd. (Hong Kong)	3,916	50,055
DCC PLC (United Kingdom)	163	14,809
General Electric Co.	568,230	16,830,973
Honeywell International, Inc.	48,012	5,597,719
Roper Technologies, Inc.	6,600	1,204,302
Siemens AG (Germany)	2,072	242,965
Toshiba Corp. (Japan)*	15,000	50,001

		30,722,810

Insurance — 1.2%
Aflac, Inc.	26,000	1,868,620
AIA Group Ltd. (Hong Kong)	23,800	160,049
Allianz SE (Germany)	908	134,939
Allstate Corp. (The)	23,400	1,618,812
American International Group, Inc.	65,339	3,877,216
Aon PLC	16,700	1,878,583
Arthur J. Gallagher & Co.	10,700	544,309
Assicurazioni Generali SpA (Italy)	2,322	28,338
Assurant, Inc.	4,300	396,675
AXA SA (France)	3,864	82,157
Chubb Ltd.	29,286	3,679,786
Cincinnati Financial Corp.	9,237	696,655
Hartford Financial Services Group, Inc. (The)	24,000	1,027,680
Legal & General Group PLC (United Kingdom)	64,188	181,909
Lincoln National Corp.	14,918	700,848
Loews Corp.	17,075	702,636
Marsh & McLennan Cos., Inc.	32,700	2,199,075
Medibank Pvt. Ltd. (Australia)	10,750	20,479
MetLife, Inc.	68,700	3,052,341
MS&AD Insurance Group Holdings, Inc. (Japan)	1,000	27,871
NN Group NV (Netherlands)	4,229	129,833
Principal Financial Group, Inc.	17,000	875,670
Progressive Corp. (The)	36,300	1,143,450
SCOR SE (France)	625	19,436
Suncorp Group Ltd. (Australia)	2,454	22,894
Swiss Life Holding AG (Switzerland)	123	31,897
Swiss Re AG (Switzerland)	2,578	232,841
Torchmark Corp.	6,925	442,438
Travelers Cos., Inc. (The)	18,335	2,100,274
Unum Group	15,310	540,596
Willis Towers Watson PLC	8,700	1,155,099
XL Group Ltd. (Ireland)	18,000	605,340
Zurich Insurance Group AG (Switzerland)	294	75,821

		30,254,567

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	24,820	20,782,034
Expedia, Inc.(a)	7,650	892,908
Netflix, Inc.*	27,050	2,665,778
Priceline Group, Inc. (The)*	3,180	4,679,338
TripAdvisor, Inc.*	7,350	464,373

		29,484,431

Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	11,000	582,890
Alphabet, Inc. (Class A Stock)*	18,640	14,987,678
Alphabet, Inc. (Class C Stock)*	18,733	14,560,974
eBay, Inc.*	66,500	2,187,850
Facebook, Inc. (Class A Stock)*	146,800	18,830,036

VeriSign, Inc.*(a)	6,400	500,736
Yahoo!, Inc.*	55,300	2,383,430

		54,033,594

IT Services — 1.8%
Accenture PLC (Class A Stock)	39,300	4,801,281
Alliance Data Systems Corp.*	3,840	823,795
Amadeus IT Group SA (Spain)	1,801	89,894
Atos SE (France)	148	15,934
Automatic Data Processing, Inc.	28,600	2,522,520
Capgemini SA (France)	319	31,276
Cognizant Technology Solutions Corp. (Class A Stock)*	38,200	1,822,522
Computershare Ltd. (Australia)	1,831	14,523
CSRA, Inc.	8,700	234,030
Fidelity National Information Services, Inc.	19,700	1,517,491
Fiserv, Inc.*	14,300	1,422,421
Fujitsu Ltd. (Japan)	7,000	37,671
Global Payments, Inc.	9,800	752,248
International Business Machines Corp.(a)	55,600	8,832,060
MasterCard, Inc. (Class A Stock)	61,500	6,258,855
Paychex, Inc.	20,300	1,174,761
PayPal Holdings, Inc.*	69,700	2,855,609
Teradata Corp.*	8,400	260,400
Total System Services, Inc.	11,096	523,176
Visa, Inc. (Class A Stock)(a)	119,800	9,907,460
Western Union Co. (The)(a)	30,410	633,136
Worldpay Group PLC (United Kingdom)	40,511	155,328
Xerox Corp.	58,163	589,191

		45,275,582

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	2,700	82,642
Hasbro, Inc.	7,000	555,310
Mattel, Inc.	21,351	646,508
Sankyo Co. Ltd. (Japan)	100	3,416
Yamaha Corp. (Japan)	600	19,423

		1,307,299

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	20,714	975,422
Illumina, Inc.*	9,500	1,725,770
Mettler-Toledo International, Inc.*	1,700	713,711
PerkinElmer, Inc.	6,600	370,326
QIAGEN NV*	406	11,195
Thermo Fisher Scientific, Inc.	24,800	3,944,688
Waters Corp.*	5,200	824,148

		8,565,260

Machinery — 0.7%
Amada Holdings Co. Ltd. (Japan)	600	6,241
Atlas Copco AB (Sweden) (Class A Stock)	6,396	192,549
Atlas Copco AB (Sweden) (Class B Stock)	1,000	27,325
Caterpillar, Inc.(a)	37,100	3,293,367
Cummins, Inc.(a)	10,000	1,281,500
Deere & Co.(a)	19,200	1,638,720
Dover Corp.	10,100	743,764
Flowserve Corp.	8,300	400,392
Fortive Corp.	18,750	954,375
Illinois Tool Works, Inc.	20,500	2,456,720
Ingersoll-Rand PLC	16,400	1,114,216

Kone OYJ (Finland) (Class B Stock)	2,610	132,503
PACCAR, Inc.	22,043	1,295,688
Parker-Hannifin Corp.	8,765	1,100,270
Pentair PLC (United Kingdom)	11,577	743,706
Snap-on, Inc.	3,900	592,644
Stanley Black & Decker, Inc.	9,697	1,192,537
Volvo AB (Sweden) (Class B Stock)	2,795	31,913
Xylem, Inc.	11,600	608,420

		17,806,850

Marine
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	6	8,430

Media — 1.4%
CBS Corp. (Class B Stock)	25,934	1,419,627
Charter Communications, Inc. (Class A Stock)*	13,300	3,590,601
Comcast Corp. (Class A Stock)	152,090	10,089,651
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	228,820
Discovery Communications, Inc. (Class C Stock)*(a)	13,100	344,661
Interpublic Group of Cos., Inc. (The)	23,131	516,978
News Corp. (Class A Stock)	21,475	300,220
News Corp. (Class B Stock)	4,800	68,256
Omnicom Group, Inc.(a)	15,300	1,300,500
Publicis Groupe SA (France)	34	2,573
RTL Group SA (Luxembourg)	287	23,843
Scripps Networks Interactive, Inc. (Class A Stock)	6,100	387,289
TEGNA, Inc.	11,400	249,204
Time Warner, Inc.	49,466	3,937,988
Twenty-First Century Fox, Inc. (Class A Stock)	67,800	1,642,116
Twenty-First Century Fox, Inc. (Class B Stock)	28,000	692,720
Viacom, Inc. (Class B Stock)	21,334	812,825
Walt Disney Co. (The)	93,900	8,719,554
WPP PLC (United Kingdom)	9,878	232,187

		34,559,613

Metals & Mining — 0.2%
Alcoa, Inc.	80,940	820,732
BHP Billiton Ltd. (Australia)	5,784	100,193
Boliden AB (Sweden)	1,060	24,915
Fortescue Metals Group Ltd. (Australia)	53,304	204,025
Freeport-McMoRan, Inc.(a)	82,088	891,476
Fresnillo PLC (Mexico)	889	20,859
JFE Holdings, Inc. (Japan)	1,900	27,775
Mitsubishi Materials Corp. (Japan)	900	24,617
Newcrest Mining Ltd. (Australia)	1,380	23,295
Newmont Mining Corp.	33,800	1,328,002
Nucor Corp.(a)	20,400	1,008,780
Rio Tinto PLC (United Kingdom)	2,246	74,648
voestalpine AG (Austria)	3,347	115,710

		4,665,027

Multi-Utilities — 0.5%
Ameren Corp.	15,100	742,618
CenterPoint Energy, Inc.	25,300	587,719
CMS Energy Corp.	17,200	722,572
Consolidated Edison, Inc.	19,000	1,430,700
Dominion Resources, Inc.(a)	38,632	2,869,199
DTE Energy Co.	11,700	1,095,939
National Grid PLC (United Kingdom)	8,921	125,989
NiSource, Inc.	19,600	472,556

Public Service Enterprise Group, Inc.	31,600	1,323,092
SCANA Corp.	8,800	636,856
Sempra Energy	15,119	1,620,606
WEC Energy Group, Inc.(a)	19,913	1,192,390

		12,820,236

Multiline Retail — 0.3%
Dollar General Corp.	17,700	1,238,823
Dollar Tree, Inc.*(a)	14,765	1,165,401
Harvey Norman Holdings Ltd. (Australia)	2,314	9,263
Kohl’s Corp.(a)	11,700	511,875
Macy’s, Inc.	19,474	721,512
Nordstrom, Inc.(a)	8,600	446,168
Target Corp.(a)	37,000	2,541,160

		6,634,202

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	32,554	2,062,621
Apache Corp.	23,914	1,527,387
BP PLC (United Kingdom)	34,088	198,689
Cabot Oil & Gas Corp.	27,700	714,660
Caltex Australia Ltd. (Australia)	1,070	28,290
Chesapeake Energy Corp.*(a)	30,800	193,116
Chevron Corp.	118,622	12,208,576
Cimarex Energy Co.	6,200	833,094
Concho Resources, Inc.*	8,400	1,153,740
ConocoPhillips	77,477	3,367,925
Devon Energy Corp.	33,400	1,473,274
EOG Resources, Inc.	34,500	3,336,495
EQT Corp.	11,200	813,344
Exxon Mobil Corp.	261,199	22,797,449
Galp Energia SGPS SA (Portugal)	13,233	180,789
Hess Corp.(a)	17,100	916,902
Kinder Morgan, Inc.	119,298	2,759,363
Marathon Oil Corp.	51,882	820,254
Marathon Petroleum Corp.	33,082	1,342,798
Murphy Oil Corp.(a)	10,200	310,080
Neste Oyj (Finland)	4,433	189,095
Newfield Exploration Co.*	12,100	525,866
Noble Energy, Inc.	26,300	939,962
Occidental Petroleum Corp.	48,300	3,522,036
OMV AG (Austria)	267	7,688
ONEOK, Inc.	12,900	662,931
Phillips 66	29,338	2,363,176
Pioneer Natural Resources Co.(a)	10,450	1,940,042
Range Resources Corp.(a)	10,300	399,125
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	7,811	194,320
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,920	179,405
Southwestern Energy Co.*(a)	28,800	398,592
Spectra Energy Corp.(a)	42,562	1,819,525
Statoil ASA (Norway)	450	7,555
Tesoro Corp.	7,800	620,568
TOTAL SA (France)	4,045	192,384
Valero Energy Corp.	30,100	1,595,300
Williams Cos., Inc. (The)	42,500	1,306,025

		73,902,441

Paper & Forest Products
Oji Holdings Corp. (Japan)	6,000	23,781
Stora Enso OYJ (Finland) (Class R Stock)	2,120	18,833
UPM-Kymmene OYJ (Finland)	5,941	125,442

		168,056

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,900	1,230,984
Kao Corp. (Japan)	900	50,884
Unilever NV (United Kingdom), CVA	4,846	223,272
Unilever PLC (United Kingdom)	1,224	57,920

		1,563,060

Pharmaceuticals — 2.7%
Allergan PLC*	25,075	5,775,023
Astellas Pharma, Inc. (Japan)	9,100	142,133
AstraZeneca PLC (United Kingdom)	2,302	149,058
Bayer AG (Germany)	3,107	312,039
Bristol-Myers Squibb Co.	105,070	5,665,374
Daiichi Sankyo Co. Ltd. (Japan)	1,200	28,834
Eli Lilly & Co.	61,000	4,895,860
Endo International PLC*	12,500	251,875
GlaxoSmithKline PLC (United Kingdom)	9,498	202,292
Johnson & Johnson	173,248	20,465,786
Mallinckrodt PLC*	6,900	481,482
Merck & Co., Inc.	174,133	10,867,641
Mitsubishi Tanabe Pharma Corp. (Japan)	5,200	111,376
Mylan NV*	28,400	1,082,608
Novartis AG (Switzerland)	4,229	333,754
Novo Nordisk A/S (Denmark) (Class B Stock)	3,450	143,792
Perrigo Co. PLC	9,300	858,669
Pfizer, Inc.	381,470	12,920,389
Roche Holding AG (Switzerland)	1,562	388,155
Sanofi (France)	2,160	164,487
Shionogi & Co. Ltd. (Japan)	500	25,617
Teva Pharmaceutical Industries Ltd. (Israel)	1,688	78,348
Zoetis, Inc.	31,300	1,627,913

		66,972,505

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	2,300	314,226
Equifax, Inc.	7,500	1,009,350
Intertek Group PLC (United Kingdom)	1,572	70,966
Nielsen Holdings PLC	21,200	1,135,684
Randstad Holding NV (Netherlands)	459	20,872
RELX PLC (United Kingdom)	5,807	110,120
Robert Half International, Inc.	8,400	318,024
Verisk Analytics, Inc.*	10,000	812,800
Wolters Kluwer NV (Netherlands)	593	25,352

		3,817,394

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	18,200	509,236
Daito Trust Construction Co. Ltd. (Japan)	600	95,964
Daiwa House Industry Co. Ltd. (Japan)	1,000	27,445
Deutsche Wohnen AG (Germany)	661	24,053
Henderson Land Development Co. Ltd. (Hong Kong)	1,794	10,704
Kerry Properties Ltd. (Hong Kong)	5,000	16,426
Mitsubishi Estate Co. Ltd. (Japan)	2,000	37,533
New World Development Co. Ltd. (Hong Kong)	60,000	78,678
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	30,406
Wharf Holdings Ltd. (The) (Hong Kong)	18,000	132,058
Wheelock & Co. Ltd. (Hong Kong)	3,000	17,819

		980,322

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	1,100	188,326
CSX Corp.	59,200	1,805,600
East Japan Railway Co. (Japan)	600	54,158
Hankyu Hanshin Holdings, Inc. (Japan)	500	17,239
JB Hunt Transport Services, Inc.	6,000	486,840
Kansas City Southern	6,900	643,908
Norfolk Southern Corp.	18,700	1,815,022
Ryder System, Inc.	3,600	237,420
Union Pacific Corp.	52,900	5,159,337
West Japan Railway Co. (Japan)	600	37,221

		10,445,071

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	19,600	1,263,220
Applied Materials, Inc.	67,700	2,041,155
Broadcom Ltd. (Singapore)	24,880	4,292,298
First Solar, Inc.*(a)	5,100	201,399
Intel Corp.	298,000	11,249,500
KLA-Tencor Corp.	10,000	697,100
Lam Research Corp.(a)	10,250	970,777
Linear Technology Corp.	14,900	883,421
Microchip Technology, Inc.(a)	13,600	845,104
Micron Technology, Inc.*(a)	63,300	1,125,474
NVIDIA Corp.(a)	32,350	2,216,622
NXP Semiconductors NV (Netherlands)*	500	51,005
Qorvo, Inc.*	7,707	429,588
QUALCOMM, Inc.	92,400	6,329,400
Skyworks Solutions, Inc.(a)	12,100	921,294
Texas Instruments, Inc.	63,000	4,421,340
Tokyo Electron Ltd. (Japan)	300	26,515
Xilinx, Inc.	16,200	880,308

		38,845,520

Software — 2.1%
Activision Blizzard, Inc.	40,800	1,807,440
Adobe Systems, Inc.*	31,500	3,419,010
Autodesk, Inc.*	13,700	990,921
CA, Inc.	18,064	597,557
Citrix Systems, Inc.*	9,900	843,678
Electronic Arts, Inc.*	19,400	1,656,760
Intuit, Inc.	16,400	1,804,164
Konami Holdings Corp. (Japan)	4,400	170,017
Microsoft Corp.	494,200	28,465,920
Nice Ltd. (Israel)	121	8,057
Oracle Corp.	191,200	7,510,336
Red Hat, Inc.*	11,400	921,462
Sage Group PLC (The) (United Kingdom)	4,244	40,550
salesforce.com, inc.*	40,200	2,867,466
SAP SE (Germany)	1,736	158,762
Symantec Corp.	38,178	958,268

		52,220,368

Specialty Retail — 1.2%
Advance Auto Parts, Inc.(a)	4,800	715,776
AutoNation, Inc.*	4,674	227,671
AutoZone, Inc.*(a)	1,950	1,498,263

Bed Bath & Beyond, Inc.	9,400	405,234
Best Buy Co., Inc.	18,025	688,194
CarMax, Inc.*(a)	12,100	645,535
Foot Locker, Inc.	8,900	602,708
Gap, Inc. (The)(a)	13,300	295,792
Home Depot, Inc. (The)	78,450	10,094,946
Industria de Diseno Textil SA (Spain)	5,306	196,736
Kingfisher PLC (United Kingdom)	8,899	43,419
L Brands, Inc.	15,806	1,118,591
Lowe’s Cos., Inc.	55,800	4,029,318
Nitori Holdings Co. Ltd. (Japan)	100	11,987
O’Reilly Automotive, Inc.*	6,200	1,736,682
Ross Stores, Inc.	25,700	1,652,510
Signet Jewelers Ltd.	5,200	387,556
Staples, Inc.	37,049	316,769
Tiffany & Co.(a)	7,400	537,462
TJX Cos., Inc. (The)	42,000	3,140,760
Tractor Supply Co.	8,800	592,680
Ulta Salon Cosmetics & Fragrance, Inc.*	4,000	951,920
Urban Outfitters, Inc.*(a)	4,300	148,436

		30,038,945

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	340,190	38,458,479
Brother Industries Ltd. (Japan)	9,200	161,751
FUJIFILM Holdings Corp. (Japan)	900	33,339
Hewlett Packard Enterprise Co.	104,448	2,376,192
HP, Inc.	106,548	1,654,690
NEC Corp. (Japan)	11,000	28,372
NetApp, Inc.	17,800	637,596
Seagate Technology PLC(a)	18,800	724,740
Western Digital Corp.(a)	17,803	1,040,941

		45,116,100

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	795	138,271
Coach, Inc.	17,300	632,488
Hanesbrands, Inc.(a)	23,600	595,900
Michael Kors Holdings Ltd.*	10,700	500,653
NIKE, Inc. (Class B Stock)	83,700	4,406,805
PVH Corp.	5,300	585,650
Ralph Lauren Corp.(a)	3,800	384,332
Swatch Group AG (The) (Switzerland)	363	20,211
Under Armour, Inc. (Class A Stock)*(a)	11,900	460,292
Under Armour, Inc. (Class C Stock)*(a)	12,074	408,826
VF Corp.	21,300	1,193,865

		9,327,293

Tobacco — 0.8%
Altria Group, Inc.	123,100	7,783,613
British American Tobacco PLC (United Kingdom)	6,130	390,945
Imperial Brands PLC (United Kingdom)	2,044	105,205
Japan Tobacco, Inc. (Japan)	3,800	155,554
Philip Morris International, Inc.	97,600	9,488,672
Reynolds American, Inc.	51,638	2,434,732

		20,358,721

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,960	32,211
Fastenal Co.	18,200	760,396

ITOCHU Corp. (Japan)	13,700	172,477
Mitsubishi Corp. (Japan)	3,000	68,388
Mitsui & Co. Ltd. (Japan)	17,500	242,531
United Rentals, Inc.*	6,000	470,940
W.W. Grainger, Inc.(a)	3,800	854,392
Wolseley PLC (Switzerland)	794	44,656

		2,645,991

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	2,121	33,044
Aena SA (Spain), 144A, RegS	782	115,432
Atlantia SpA (Italy)	757	19,226
Auckland International Airport Ltd. (New Zealand)	3,721	19,944
Sydney Airport (Australia)	4,183	22,421
Transurban Group (Australia)	3,780	33,035

		243,102

Water Utilities
American Water Works Co., Inc.	11,100	830,724

Wireless Telecommunication Services
KDDI Corp. (Japan)	3,500	108,437
NTT DOCOMO, Inc. (Japan)	2,700	68,588
SoftBank Group Corp. (Japan)	1,700	110,175
Vodafone Group PLC (United Kingdom)	48,846	140,086

		427,286

TOTAL COMMON STOCKS (cost $499,053,344)		1,207,903,970

EXCHANGE TRADED FUND
iShares MSCI EAFE ETF (cost $207,840)	3,726	220,318

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	212	15,647
Volkswagen AG (Germany) (PRFC)	1,519	200,102

		215,749

Banks
Citigroup Capital XIII 7.122%, (Capital Security, fixed to floating preferred)	20,000	526,800

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	804,300

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	100	13,610

TOTAL PREFERRED STOCKS (cost $1,454,828)		1,560,459

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.3%
Collateralized Loan Obligations — 1.9%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876	%(b)	04/20/25	2,100	2,088,019
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A (original cost $396,960; purchased 02/21/14)(c)(d)	2.243	%(b)	04/28/26	400	401,697
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280	%(b)	10/15/26	2,000	1,998,280
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.229	%(b)	04/18/27	1,000	1,000,709
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220	%(b)	10/15/26	600	602,893
Battalion CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279	%(b)	10/17/26	250	249,718
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209	%(b)	04/18/27	1,000	998,992
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880	%(b)	07/15/24	1,000	993,965
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829	%(b)	04/17/25	2,200	2,184,038
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.246	%(b)	04/20/26	1,650	1,650,995
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.189	%(b)	10/18/26	250	249,399
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079	%(b)	01/17/26	250	249,605
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.150	%(b)	10/15/26	750	750,537
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.228	%(b)	05/05/27	250	249,645
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	750	743,889
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(b)	04/15/27	250	249,967
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.407	%(b)	05/15/26	250	249,813
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A (original cost $1,998,980; purchased 06/13/14)(c)(d)	2.135	%(b)	07/25/26	2,000	1,999,956
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A (original cost $497,152; purchased 12/04/14)(c)(d)	2.129	%(b)	01/18/27	500	500,871
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A	2.340	%(b)	04/20/28	1,250	1,252,135
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852	%(b)	07/22/25	1,000	995,564
Race Point CLO Ltd. (Cayman Islands), Series 2011-5A, Class AR, 144A	2.150	%(b)	12/15/22	278	277,710
Race Point CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.061	%(b)	02/20/25	250	249,565
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125	%(b)	07/25/26	1,250	1,250,441
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.159	%(b)	07/17/26	500	500,985
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	498,126
Shackleton CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.106	%(b)	10/20/23	500	500,070
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.288	%(b)	05/07/26	2,500	2,509,020
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.159	%(b)	07/17/26	1,500	1,501,351

Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(b)	04/15/25	2,600	2,570,413
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.454	%(b)	08/17/22	500	499,261
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396	%(b)	10/20/23	900	901,671
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.322	%(b)	01/22/27	1,750	1,750,307
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386	%(b)	07/20/28	1,750	1,753,947
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(b)	04/20/27	1,500	1,502,017
Trinitas CLO Ltd (Cayman Islands), Series 2016-5A, Class A, 144A	2.434	%(b)	10/25/28	2,500	2,500,992
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800	%(b)	07/15/25	2,200	2,188,738
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.326	%(b)	04/20/26	2,500	2,512,049
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820	%(b)	04/15/24	1,500	1,490,607
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.196	%(b)	04/20/26	1,300	1,296,787
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	507,400

					46,422,144

Non-Residential Mortgage-Backed Securities — 2.9%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.324	%(b)	05/15/20	2,700	2,696,881
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.267	%(b)	04/08/19	1,981	1,985,110
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217	%(b)	10/08/19	3,000	3,006,360
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.077	%(b)	11/08/19	800	801,337
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,474,627
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	4,800	4,847,874
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,800	3,845,696
Chase Issuance Trust, Series 2007-C1, Class C1	0.984	%(b)	04/15/19	5,900	5,898,377
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,100	2,102,471
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,325	2,370,199
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,400	2,453,712
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,100	4,194,668
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,500	2,521,500
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $1,600,000; purchased 05/13/15)(c)(d)	1.024	%(b)	05/15/20	1,600	1,594,585
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374	%(b)	05/17/21	1,700	1,702,929

Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,200	4,256,240
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	2,500	2,525,914
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,400	2,412,064
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	1,124	1,128,165
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,800	3,813,471
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224	%(b)	12/17/18	564	564,086
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274	%(b)	12/17/18	961	962,031
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,262	1,264,414
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	1,265	1,271,410
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	2,413	2,454,591
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A(e)	3.050%		04/25/29	2,400	2,418,456
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,665	4,723,278
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	567	561,193
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,200	1,209,088
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	1,400	1,403,221

					72,463,948

Residential Mortgage-Backed Securities — 0.5%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.175	%(b)	03/25/33	220	210,862
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.799%		07/25/35	372	356,145
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.275	%(b)	03/25/34	1,741	1,679,681
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.819%		07/25/34	355	337,000
Fremont Home Loan Trust, Series 2004-2, Class M1	1.380	%(b)	07/25/34	506	450,563
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.319	%(b)	06/25/34	445	431,313
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.725	%(b)	05/25/33	120	116,253
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.575	%(b)	12/27/33	697	681,256
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.425	%(b)	07/25/32	266	256,962
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.800	%(b)	09/25/32	2,753	2,645,470
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.290	%(b)	02/25/34	797	745,407
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	1,798	1,815,964
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	830	829,930
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	2,666	2,672,893

					13,229,699

TOTAL ASSET-BACKED SECURITIES (cost $130,981,037)					132,115,791

BANK LOANS(b) — 0.3%
Food
Aramark Corp.	3.325%		02/24/21	382	383,549

Healthcare & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.588%		11/09/20	1,171	1,174,857

Media & Entertainment
Nielsen Finance LLC	2.763%		05/30/17	672	671,705

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	3.768%		02/01/23	729	737,123
Dell International LLC	2.854%		12/31/18	500	496,607
Dell International LLC	4.000%		09/07/23	610	613,304
First Data Corp.	4.525%		03/24/21	974	979,113
Trans Union LLC	3.588%		04/09/21	390	390,978
Western Digital Corp.	4.596%		04/29/23	702	709,701

					3,926,826

Telecommunications
T-Mobile USA, Inc.	3.602%		11/09/22	734	739,172

TOTAL BANK LOANS (cost $6,798,549)					6,896,109

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	3,100	3,226,500
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.740	%(b)	04/10/49	2,468	2,484,798
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%		05/10/58	2,500	2,590,179
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.900	%(b)	12/10/49	800	814,509
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	934,728
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,257,143
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	3,500	3,766,668
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	2,700	2,788,009
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,026,364
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,457,480
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,057,233
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,257,843
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,429,145
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,748,173
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	356	357,015
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	2,500	2,684,684
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673	%(b)	09/10/35	1,100	1,190,778
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	1,925	2,114,853
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,321,772
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	4,700	5,076,942
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(b)	11/25/25	3,000	3,206,514
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	1,800	1,789,401
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.580	%(b)	05/25/22	20,357	1,362,920

FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.617	%(b)	06/25/22	5,631	393,707
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	5,800	6,308,461
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,965	5,345,798
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	4,400	4,843,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284	%(b)	06/25/25	3,650	3,999,718
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%		12/25/25	3,600	3,867,137
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,IO	1.503	%(b)	03/25/26	9,341	971,373
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.892	%(b)	05/25/19	15,888	596,096
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.816	%(b)	07/25/19	16,709	653,730
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(b)	05/25/25	1,900	2,042,733
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,148,501
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	4,800	5,072,463
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,175,588
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	5,157,849
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	2,500	2,580,531
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	824	843,505
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,544,790
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,345,562
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,244	1,278,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,132,132
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(b)	07/15/40	2,500	2,585,782
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	186	186,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,257,842
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,314,276
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%		12/15/48	5,000	5,412,561
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	6,300	6,297,777
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,454,454
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,333,234
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,566,579
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	3,845	3,938,275

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	4,000	4,240,481
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XB, IO	1.486	%(b)	08/15/49	9,000	956,452
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	4,500	4,584,600

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $145,446,072)					149,374,427

CORPORATE BONDS — 11.1%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,585	1,769,784
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	690	808,510
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,690,046
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	290	339,688

					4,608,028

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	2,515	2,578,006
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	34	34,688
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	44	47,093
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	502	573,504
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	509	546,207
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	353	377,918
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	264	311,826
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	371	390,003
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	636	680,421

					5,539,666

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,090	1,129,240
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,240	1,322,890
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,256,956
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	585	703,861
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	382,384
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.850%		01/15/21	2,300	2,381,119

					7,176,450

Banks — 2.9%
Bank of America Corp., Jr. Sub. Notes	6.300	%(b)	12/31/49	275	298,719
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	12/29/49	2,100	2,142,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,500,555
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,382,977
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	360	372,661
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	3.500%		04/19/26	4,770	4,957,032
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	802,821

Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	111,381
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,761,856
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	864,859
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	1,033,795
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,205	1,246,740
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,325	3,530,089
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/31/49	1,590	1,618,890
Citigroup, Inc., Jr. Sub. Notes	6.125	%(b)	12/31/49	945	982,800
Citigroup, Inc., Jr. Sub. Notes	6.250	%(b)	12/31/49	640	688,800
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,610	1,699,237
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,242,492
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,336,312
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,485	1,554,012
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,048,721
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,240	1,212,969
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	635,786
Discover Bank, Sub. Notes	7.000%		04/15/20	485	553,105
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(b)	12/31/49	560	574,000
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	1,800	1,808,951
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,165	1,223,283
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,602,255
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,451,924
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	287,666
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,400,641
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,360,029
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,017,080
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(b)	12/31/49	1,175	1,241,094
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,055,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,799,335
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,711,028
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	218,427
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	1,977,525
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,445,507
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	640	642,138
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	605	642,566
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,530	1,546,807
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	840	958,043
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	100	107,148
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	640	872,058
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,050	3,256,186
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,026,715
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	1,590	1,600,990
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	455	460,807
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	519,679
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	940,825
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	953,238

					73,279,554

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,005	2,305,295

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	1,527	1,632,053
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	173,594

					1,805,647

Building Materials
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(d)	5.375%	11/15/24	1,135	1,169,050

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%	06/15/21	1,160	1,329,801
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	445	439,360
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	5	5,298
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	30	49,030
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	955	946,037
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	800	858,626
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	265	287,925
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	860	923,399
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	500	626,071
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	750	783,750

				6,249,297

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%	10/15/17	1,198	1,255,383
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%	10/15/37	390	531,898
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	400	412,000

				2,199,281

Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	825	848,488
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	700	731,584
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	2,915	2,938,349
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	545	555,291
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	467,501

				5,541,213

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	600	612,750
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%	10/02/17	270	282,803
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%	02/01/18	1,135	1,218,877
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	933,642
GE Capital International Funding Co., Gtd. Notes	4.418%	11/15/35	1,637	1,837,312
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	485,320
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	5.250%	02/06/12	1,850	139,675
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	6.875%	05/02/18	700	53,760
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	317,125
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%	07/15/18	55	55,902
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	285	296,664
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	895	982,340
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,202,259

				9,418,429

Electric — 0.6%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	728,508
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	451,602
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	950	964,205

CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	428,777
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	184,413
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	2,470	2,645,380
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	721,536
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	345	353,625
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	255	251,813
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,036,361
Emera U.S. Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	745	772,118
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	656,813
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,530,073
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	296,434
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	502,778
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	165,164
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	593,437
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	685	696,988
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	148,261
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	687,042
Southern California Edison Co., First Mortgage	3.600%	02/01/45	690	720,167
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	559,638
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	263	268,597

				15,363,730

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29	530	190,800

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	800	862,000

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	1,510	1,522,047
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	360	380,889

				1,902,936

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	205	213,200

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	310,975
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,270	1,501,722
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	304	336,076

				2,148,773

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	49,792
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	561,609

				611,401

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	805	873,032
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	2,515	2,708,318
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	997	1,129,782
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	3,700	3,738,928

				8,450,060

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	480	649,456
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,050	1,455,008
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	330	355,910
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	260	283,649
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	181	182,810
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	540	678,772
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	640	805,615
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,235	1,300,084
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	900	949,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	350	373,188
HCA, Inc., Sr. Sec’d. Notes	5.250%	06/15/26	700	743,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	160	166,630
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	340	370,058
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	440	467,492
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	06/15/17	115	118,774
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	410	584,744

				9,485,440

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	375	383,438

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	610	664,356
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%	04/15/18	1,600	1,707,421

				2,371,777

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	480	525,949
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%	07/16/44	1,910	1,945,608
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	990	1,102,465
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	1,350	1,418,931
Chubb Corp. (The), Gtd. Notes	6.375%(b)	04/15/37	1,260	1,197,126
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%	05/03/26	705	754,884
Chubb INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45	100	115,587
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	635	721,345
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	215	267,259
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%	03/15/34	910	1,145,846
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	701	841,080
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	610	785,237
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	165	178,078
New York Life Insurance Co., Sub. Notes, 144A	6.750%	11/15/39	650	900,528
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	350	452,942
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%	04/30/20	640	721,232
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%	06/15/39	695	1,081,676
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	105	110,799
Progressive Corp. (The), Jr. Sub. Notes	6.700%(b)	06/15/37	715	688,187
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	570	594,960
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	1,430	1,944,104
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%	08/25/45	660	759,663
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	315	351,673
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	575	632,978

				19,238,137

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%	07/01/22	955	1,045,725
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	490	503,929
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	805	843,640
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	2,700	2,919,316
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	405	409,235

				5,721,845

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	1,100	1,168,750
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,060	1,156,629

				2,325,379

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37	250	314,139
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	35	46,997
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	1,265	1,746,818
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	1,225	1,232,656
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	900	942,750
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	720	755,100
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	630	742,001
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	1,000	1,209,322
Comcast Cable Holdings LLC, Gtd. Notes	9.875%	06/15/22	1,440	1,925,729
Historic TW, Inc., Gtd. Notes	9.150%	02/01/23	625	846,874
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17	750	773,154
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.850%	05/01/17	1,240	1,270,963
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40	175	221,232
Time Warner, Inc., Gtd. Notes	6.250%	03/29/41	495	637,654
Time Warner, Inc., Gtd. Notes	7.625%	04/15/31	75	106,333
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42	50	46,319
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43	150	146,690
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	340	355,960
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	850	887,187

				14,207,878

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	700	827,338
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%(b)	10/19/75	845	914,713
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	400	397,931
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	370	435,616

				2,575,598

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	1,040	1,083,555
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%	01/10/39	311	468,451
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%	01/14/38	167	223,661
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	1,050	1,071,000

				2,846,667

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	1,065	1,074,495
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	855	867,979
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	600	654,522

				2,596,996

Oil & Gas — 0.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%(g)	10/10/36	1,000	387,341
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	1,040	1,215,032
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%	03/15/46	195	237,267
ConocoPhillips Co., Gtd. Notes(a)	4.950%	03/15/26	1,700	1,916,184
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	210	204,295
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	95	95,854
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%	12/15/25	420	472,659
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	1,350	1,672,357
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	830	827,586
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	1,555	1,640,970
Hess Corp., Sr. Unsec’d. Notes	4.300%	04/01/27	965	972,513
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	890	838,706
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	925	913,243
Phillips 66, Gtd. Notes	2.950%	05/01/17	415	418,735
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,450	1,557,663
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	400	450,646
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%	03/15/45	225	222,082

				14,043,133

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	2,170	2,360,906

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%	12/15/20	465	496,388
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23	1,000	1,037,500
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	675	758,477

				2,292,365

Pharmaceuticals — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	950	993,000
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,595	1,699,817
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	805	851,975
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,625	1,726,072
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45	230	251,488
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	491,253
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	340	352,328
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%	02/10/45	1,105	1,169,633
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	700	826,771
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	460	462,128
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	145	144,312
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	90	94,715

				9,063,492

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	473	484,825
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	647,956

Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	200	184,613
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,093,342
Enterprise Products Operating LLC, Gtd. Notes	3.950%	02/15/27	1,310	1,372,703
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	557,371
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,123,469
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	144,041

				5,608,320

Real Estate
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	79,187

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	791,976
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	553,265
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	235,299
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	201,900

				1,782,440

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	590	721,951
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	210,793
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	585	618,884
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	565	657,895
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,300	1,452,750
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	468,447
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	315,854
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	1,925	2,071,005
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,020	1,097,775
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	289,740

				7,905,094

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,230,006

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,200	1,287,000

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,225	1,257,167
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	1,640	1,739,501
IMS Health, Inc., Gtd. Notes, 144A	5.000%	10/15/26	480	499,200
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	759,163

				4,255,031

Telecommunications — 0.6%
AT&T Corp., Gtd. Notes	8.250%	11/15/31	10	14,774
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,130	3,215,787
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	350	367,741
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	560	586,015
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	305	320,165
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	520	564,225
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	113	126,577
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48	12	12,063
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.550%	03/09/49	1,174	1,178,779

British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	350	566,600
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	1,827	1,931,744
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,288	2,406,816
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,593,860

				13,885,146

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,272,191
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	1,002,650
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	898,586
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	144,441

				3,317,868

TOTAL CORPORATE BONDS (cost $259,964,986)				277,897,953

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,986,510
State of California, GO, BABs	7.300%	10/01/39	1,250	1,905,187
State of California, GO, BABs	7.500%	04/01/34	350	532,672
State of California, GO, BABs	7.550%	04/01/39	245	391,302
State of California, GO, BABs	7.625%	03/01/40	205	326,270

				5,141,941

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	825,284

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,404,483

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,569,280

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,449,712

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	528,926
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	328,941

				857,867

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	582,097

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	666,777

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,314,533

TOTAL MUNICIPAL BONDS (cost $9,695,600)				13,811,974

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	900	935,919
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,086	2,191,456
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	1,300	1,390,956
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	490	514,500
Dexia Credit Local SA (France), Gov’t. Liq. Gtd. Notes, 144A	1.875%		09/15/21	1,000	998,572
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	265	297,243
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, MTN, 144A	2.375%		06/04/25	400	409,804
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	255	266,348
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	440	488,488
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	600	595,757
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%		04/13/21	600	605,912
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	2,634	2,637,364
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	795	840,713
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	955	928,737
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%		12/01/23	350	405,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	560	571,825
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,035	1,036,830
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,000	1,017,584
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	514,187
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	2,385	2,413,553

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $18,793,121)					19,060,873

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	181	181,910
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,074	913,573
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(b)	07/26/36	1,545	1,534,525
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.679	%(b)	08/26/36	843	775,472
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.965	%(b)	02/25/35	243	238,374
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.072	%(b)	03/25/35	286	258,257
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.023	%(b)	02/25/37	534	511,424
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(h)	2.475	%(b)	11/25/24	1,187	1,193,520
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(h)	2.025	%(b)	02/25/25	213	213,385

Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(h)	1.675	%(b)	05/25/25	1,665	1,667,021
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(h)	2.675	%(b)	09/25/28	1,100	1,115,881
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(h)	2.725	%(b)	10/25/28	1,406	1,425,508
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(h)	1.975	%(b)	01/25/29	1,327	1,335,537
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(h)	1.425	%(b)	10/25/27	4,977	4,983,468
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(h)	1.875	%(b)	04/25/28	1,108	1,110,594
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(h)	1.975	%(b)	07/25/28	2,717	2,731,379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(h)	2.525	%(b)	12/25/28	1,425	1,448,870
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2(h)	1.824	%(b)	03/25/29	1,040	1,040,374
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(h)	2.775	%(b)	11/25/28	1,200	1,230,415
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.186	%(b)	07/25/35	273	272,192
LSTAR Securities Investment Ltd., Series 2014-2, Class A, 144A	2.527	%(b)	12/01/21	751	750,655
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-5, Class A1, 144A(e)	2.527	%(b)	04/01/20	1,359	1,338,632
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-6, Class A, 144A(e)	2.527	%(b)	05/01/20	4,128	4,050,622
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-7, Class A, 144A(e)	2.523	%(b)	07/01/20	1,628	1,591,109
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-8, Class A1, 144A	2.523	%(b)	08/01/20	1,194	1,175,695
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2015-10, Class A1, 144A(e)	2.523	%(b)	11/01/20	594	583,391
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-1, Class A1, 144A	2.527	%(b)	01/01/21	2,578	2,532,160
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 144A(e)	2.528	%(b)	09/01/21	2,000	1,970,625
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	40	40,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.052	%(b)	02/25/34	337	338,060
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	123	122,417

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $38,822,034)					38,675,346

SOVEREIGN BONDS — 0.6%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, EMTN, 144A, RegS	1.125%		08/03/19	1,200	1,198,672
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	220	234,300
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	400	433,200
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392	410,941
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	1,760	2,039,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,200	1,882,320

Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	770	861,567
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45	700	798,225
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	750	884,450
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	750	825,121
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%		03/15/22	550	579,563
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	793,767
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	528,588
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	432,031
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375	414,375
Province of Alberta (Canada), Sr. Unsec’d. Notes, 144A	2.050%		08/17/26	800	787,628
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24	140	160,049
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350	472,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260	1,394,190

TOTAL SOVEREIGN BONDS (cost $14,403,070)					15,130,887

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.6%
Federal Home Loan Banks(i)	5.500%		07/15/36	850	1,232,060
Federal Home Loan Mortgage Corp.	2.500%		TBA	6,250	6,462,891
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	842	875,013
Federal Home Loan Mortgage Corp.	2.598	%(b)	12/01/35	299	315,747
Federal Home Loan Mortgage Corp.	2.875	%(b)	06/01/36	281	296,501
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,000	1,036,816
Federal Home Loan Mortgage Corp.(j)	3.000%		TBA	2,000	2,078,281
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 04/01/45	12,375	12,948,150
Federal Home Loan Mortgage Corp.(j)	3.500%		TBA	12,500	13,187,256
Federal Home Loan Mortgage Corp.	3.500%		TBA	12,000	12,644,532
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 06/01/42	1,566	1,664,756
Federal Home Loan Mortgage Corp.	4.000%		TBA	5,000	5,357,226
Federal Home Loan Mortgage Corp.(j)	4.000%		TBA	5,000	5,363,183
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 10/01/45	5,475	5,867,163
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	8,283	9,075,228
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 05/01/39	2,089	2,285,023
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	1,956	2,216,992
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	872	1,008,993
Federal Home Loan Mortgage Corp.	6.750%		03/15/31	550	849,895
Federal Home Loan Mortgage Corp.	7.000%		05/01/31 - 10/01/31	241	272,793
Federal National Mortgage Assoc.	2.000%		08/01/31	1,204	1,221,258
Federal National Mortgage Assoc.	2.432	%(b)	07/01/33	319	334,493

Federal National Mortgage Assoc.	2.500%		TBA	10,000	10,339,186
Federal National Mortgage Assoc.	2.500%		TBA	5,000	5,178,772
Federal National Mortgage Assoc.	2.500%		TBA	3,500	3,530,693
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	2,202	2,262,230
Federal National Mortgage Assoc.	2.560	%(b)	06/01/37	74	74,419
Federal National Mortgage Assoc.	2.651	%(b)	07/01/37	401	418,848
Federal National Mortgage Assoc.	3.000%		TBA	18,500	19,227,714
Federal National Mortgage Assoc.	3.000%		02/01/27 - 08/01/43	28,109	29,385,732
Federal National Mortgage Assoc.	3.500%		TBA	8,500	8,968,828
Federal National Mortgage Assoc.	3.500%		07/01/27 - 01/01/46	30,957	32,806,433
Federal National Mortgage Assoc.	4.000%		TBA	11,500	12,336,446
Federal National Mortgage Assoc.(j)	4.000%		TBA	7,500	8,054,883
Federal National Mortgage Assoc.	4.000%		10/01/41 - 09/01/44	8,721	9,380,821
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,095,132
Federal National Mortgage Assoc.	4.500%		11/01/18 - 03/01/41	5,722	6,301,934
Federal National Mortgage Assoc.	5.000%		TBA	6,500	7,219,698
Federal National Mortgage Assoc.	5.000%		10/01/18 - 05/01/36	1,627	1,801,914
Federal National Mortgage Assoc.	5.500%		12/01/16 - 04/01/37	3,239	3,649,976
Federal National Mortgage Assoc.	6.000%		09/01/17 - 06/01/38	3,756	4,331,089
Federal National Mortgage Assoc.	6.250%		05/15/29	1,245	1,797,556
Federal National Mortgage Assoc.	6.500%		07/01/17 - 01/01/37	1,469	1,700,625
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	480	729,897
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	178	207,181
Federal National Mortgage Assoc.(i)(k)	7.125%		01/15/30	3,195	4,994,335
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,309
Government National Mortgage Assoc.	3.000%		TBA	17,000	17,773,964
Government National Mortgage Assoc.	3.000%		03/15/45	1,731	1,814,341
Government National Mortgage Assoc.(j)	3.500%		TBA	14,000	14,869,532
Government National Mortgage Assoc.	3.500%		TBA	7,000	7,426,563
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	4,180	4,443,260
Government National Mortgage Assoc.	4.000%		TBA	4,250	4,553,974
Government National Mortgage Assoc.	4.000%		06/15/40 - 05/20/41	296	318,776
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,104,039
Government National Mortgage Assoc.	4.500%		04/15/40 - 03/20/41	4,585	5,036,854
Government National Mortgage Assoc.	5.000%		10/20/37 - 04/20/45	1,582	1,724,790
Government National Mortgage Assoc.	5.500%		08/15/33 - 04/15/36	1,743	1,988,049
Government National Mortgage Assoc.	6.000%		11/15/23 - 07/15/34	703	813,498
Government National Mortgage Assoc.	6.500%		10/15/23 - 09/15/36	1,257	1,468,637
Government National Mortgage Assoc.	8.000%		01/15/24 - 07/15/24	14	14,782
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	4,152,694
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,115	1,206,092

Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	190	238,170
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	500	630,651
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	%(g)	01/15/30	870	628,142
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.962	%(g)	04/15/30	1,705	1,222,376
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,725	2,654,632
Tunisia Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.416%		08/05/21	600	602,794
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	800	804,839

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $331,075,395)					337,898,350

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds	2.500%		02/15/46 - 05/15/46	1,875	1,938,101
U.S. Treasury Inflation Indexed Bonds, TIPS(i)	0.125%		04/15/21	4,483	4,576,636
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	8,809	10,497,722
U.S. Treasury Notes	1.125%		08/31/21 - 09/30/21	3,275	3,271,272
U.S. Treasury Notes	1.375%		04/30/21	5,940	6,002,186
U.S. Treasury Strips Coupon	2.184	%(g)	02/15/28	2,115	1,710,881
U.S. Treasury Strips Coupon	2.241	%(g)	05/15/28	1,055	848,381
U.S. Treasury Strips Coupon	2.280	%(g)	02/15/29	1,055	832,315
U.S. Treasury Strips Coupon	2.384	%(g)	05/15/29	2,175	1,703,160
U.S. Treasury Strips Coupon	2.519	%(g)	08/15/25	1,930	1,665,134

TOTAL U.S. TREASURY OBLIGATIONS (cost $32,588,355)					33,045,788

TOTAL LONG-TERM INVESTMENTS (cost $1,489,284,231)					2,233,592,245

SHORT-TERM INVESTMENTS — 21.3%

				Shares
AFFILIATED MUTUAL FUNDS — 21.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $102,450,233)(l)				10,703,384	99,541,471
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $323,090,533)(l)				323,090,533	323,090,533
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $105,621,961)(l)(m)				105,621,961	105,621,961

TOTAL AFFILIATED MUTUAL FUNDS (cost $531,162,727)					528,253,965

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(i) (cost $2,093,560)	0.336	%(n)	12/15/16	2,095	2,094,214

TOTAL SHORT-TERM INVESTMENTS (cost $533,256,287)					530,348,179

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 110.9% (cost $2,022,540,518)				2,763,940,424

SECURITY SOLD SHORT — (0.3)%
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc. (proceeds received $6,745,527)	3.000%	TBA	6,500	(6,740,276)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 110.6% (cost $2,015,794,991)				2,757,200,148
Liabilities in excess of other assets(o) — (10.6)%				(263,710,621)

NET ASSETS — 100.0%				$2,493,489,527

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $103,292,019; cash collateral of $105,574,494 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $8,033,380. The aggregate value, $7,955,215, is approximately 0.3% of net assets.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $11,952,835 and 0.5% of net assets.
(f)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.
(g)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(h)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $41,000,000 is approximately 1.6% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate quoted represents yield-to-maturity as of purchase date.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
266	2 Year U.S. Treasury Notes	Dec. 2016	$58,068,815	$58,112,687	$43,872
463	5 Year U.S. Treasury Notes	Dec. 2016	56,157,938	56,261,734	103,796
519	10 Year U.S. Treasury Notes	Dec. 2016	67,828,909	68,053,875	224,966
373	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	69,148,235	68,585,375	(562,860)
8	Mini MSCI EAFE Index	Dec. 2016	679,161	682,680	3,519
83	S&P 500 E-Mini Index	Dec. 2016	8,867,094	8,965,660	98,566
59	S&P 500 Index	Dec. 2016	31,261,926	31,865,900	603,974

					515,833

	Short Position:
250	20 Year U.S. Treasury Bonds	Dec. 2016	42,511,501	42,039,062	472,439

					$988,272

A U.S. Treasury Obligation with a market value of $2,094,214 has been segregated with Goldman Sachs & Co. and U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $2,672,279 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,536)	$(704,352)	$293,184

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
115,305	09/09/17	0.539%	1 Day USOIS(2)	$404	$7,566	$7,162
2,270	07/11/18	0.947%	3 Month LIBOR(2)	155	1,918	1,763
21,290	01/06/21	1.750%	3 Month LIBOR(1)	191	542,724	542,533
16,455	05/31/22	2.200%	3 Month LIBOR(2)	(33,360)	(889,440)	(856,080)
7,020	05/31/22	2.217%	3 Month LIBOR(2)	188	(386,091)	(386,279)
20,465	11/30/22	1.850%	3 Month LIBOR(2)	261	(729,590)	(729,851)
6,240	11/30/22	1.982%	3 Month LIBOR(2)	184	(272,081)	(272,265)
1,900	12/31/22	1.405%	3 Month LIBOR(2)	160	(16,758)	(16,918)
1,500	12/31/22	1.406%	3 Month LIBOR(2)	158	(13,364)	(13,522)
2,900	12/31/22	1.409%	3 Month LIBOR(2)	166	(26,276)	(26,442)
700	12/31/22	1.412%	3 Month LIBOR(2)	154	(6,458)	(6,612)
1,000	12/31/22	1.495%	3 Month LIBOR(2)	156	(14,318)	(14,474)
2,080	05/31/23	1.203%	3 Month LIBOR(2)	161	10,470	10,309
1,785	05/31/23	1.399%	3 Month LIBOR(2)	(32,437)	(13,673)	18,764
8,410	08/02/23	— (3)	— (3)	(2,727)	9,367	12,094
12,748	08/02/23	— (4)	— (4)	1,092	16,407	15,315
3,245	08/03/23	— (5)	— (5)	(1,211)	3,911	5,122
6,160	08/19/23	0.898%	1 Day USOIS(2)	183	2,828	2,645
5,570	09/04/25	2.214%	3 Month LIBOR(2)	190	(381,600)	(381,790)
26,340	01/08/26	2.210%	3 Month LIBOR(2)	283	(1,819,811)	(1,820,094)
2,190	11/15/41	1.869%	3 Month LIBOR(2)	8,538	(44,379)	(52,917)

				$(57,111)	$(4,018,648)	$(3,961,537)

U.S. Government Agency Obligations with a combined market value of $4,333,009 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared credit default and interest rate swap contracts at September 30, 2016.

(1)	The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Portfolio pays the fixed rate and receives the floating rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(5)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	12/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(70,316)	$—	$(70,316)
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(24,187)	—	(24,187)
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(12,328)	—	(12,328)
Deutsche Bank AG	12/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(58,901)	—	(58,901)

				$(165,732)	$—	$(165,732)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,183,887,549	$24,016,421	$—
Exchange Traded Fund	220,318	—	—
Preferred Stocks	1,331,100	229,359	—
Asset-Backed Securities
Collateralized Loan Obligations	—	46,422,144	—
Non-Residential Mortgage-Backed Securities	—	70,045,492	2,418,456
Residential Mortgage-Backed Securities	—	13,229,699	—
Bank Loans	—	6,896,109	—
Commercial Mortgage-Backed Securities	—	149,374,427	—
Corporate Bonds	—	277,897,953	—
Municipal Bonds	—	13,811,974	—
Non-Corporate Foreign Agencies	—	19,060,873	—
Residential Mortgage-Backed Securities	—	29,140,967	9,534,379
Sovereign Bonds	—	15,130,887	—
U.S. Government Agency Obligations	—	337,898,350	—
U.S. Treasury Obligations	—	35,140,002	—
Affiliated Mutual Funds	528,253,965	—	—
U.S. Government Agency Obligation — Short	—	(6,740,276)	—
Other Financial Instruments*
Futures Contracts	988,272	—	—
Centrally Cleared Credit Default Swap Agreements	—	293,184	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,961,537)	—
OTC Total Return Swap Agreements	—	(165,732)	—

Total	$1,714,681,204	$1,027,720,296	$11,952,835

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity contracts	$706,059
Credit contracts	293,184
Interest rate contracts	(3,845,056)

Total	$(2,845,813)

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.5%
ASSET-BACKED SECURITIES — 12.5%
COLLATERALIZED LOAN OBLIGATIONS — 4.5%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.130	%(a)	07/15/26	500	$497,105
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876	%(a)	04/20/25	3,300	3,281,173
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280	%(a)	10/15/26	1,750	1,748,495
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.139	%(a)	07/17/26	1,000	1,000,894
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.102	%(a)	10/22/25	1,300	1,297,603
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279	%(a)	10/17/26	2,750	2,746,900
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.930	%(a)	10/15/25	1,000	1,010,817
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880	%(a)	07/15/24	900	894,569
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.296	%(a)	10/20/26	1,250	1,250,274
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.160	%(a)	01/15/26	700	700,341
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829	%(a)	04/17/25	2,600	2,581,136
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.194	%(a)	07/27/26	250	250,272
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.130	%(a)	07/15/26	1,500	1,496,589
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.166	%(a)	01/20/26	2,500	2,502,834
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079	%(a)	01/17/26	1,250	1,248,026
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(a)	04/15/27	2,250	2,249,701
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.230	%(a)	07/15/26	250	249,368
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A (original cost $249,350; purchased 01/21/15)(b)(c)	2.160	%(a)	04/15/26	250	250,816
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196	%(a)	07/20/27	1,000	1,001,118
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.275	%(a)	10/25/26	4,375	4,381,306
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	701,322
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.288	%(a)	05/07/26	1,250	1,254,510
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(a)	04/15/25	7,300	7,216,929
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.056	%(a)	10/20/26	750	748,149
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.129	%(a)	01/18/26	3,300	3,300,152
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434	%(a)	10/25/28	3,250	3,251,290
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800	%(a)	07/15/25	300	298,464
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820	%(a)	04/15/24	4,200	4,173,701

					51,583,854

NON-RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,500	2,561,760
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	3,200	3,242,849
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	1,600	1,632,842
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,272	1,290,724
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class C, 144A	4.580%		09/15/21	1,600	1,611,894
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	1,000	1,010,186
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,114,534
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,095,789
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,500	2,563,611
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	2,600	2,676,069
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A(d)	3.050%		04/25/29	4,300	4,333,067
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,264,962

					31,398,287

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.2%
ABFC Trust, Series 2004-OPT1, Class M1	1.575	%(a)	08/25/33	1,082	1,035,211
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.425	%(a)	09/25/33	1,150	1,078,034
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	5.024	%(a)	01/25/33	1,917	1,777,666
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.485	%(a)	09/25/34	658	655,009
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.450	%(a)	10/25/31	343	340,160
Argent Securities, Inc., Series 2003-W2, Class M4	6.150	%(a)	09/25/33	2,400	2,237,138
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.350	%(a)	05/25/34	912	872,591
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.304	%(a)	10/25/34	1,607	1,568,967
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.769	%(a)	06/15/33	982	945,610
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.574	%(a)	01/15/34	171	165,875
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.424	%(a)	08/25/34	1,401	1,331,309
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/28/31	1,100	1,100,000
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	3,496	3,493,761

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.424	%(a)	03/25/34	3,123	3,004,638
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.249	%(a)	04/25/34	1,935	1,808,661
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	799	820,564
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.775	%(a)	08/25/32	44	40,465
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.819%		07/25/34	449	426,325
FBR Securitization Trust, Series 2005-2, Class M1	1.244	%(a)	09/25/35	2,035	2,018,978
Fremont Home Loan Trust, Series 2003-B, Class M1	1.575	%(a)	12/25/33	162	153,031
GSAMP Trust, Series 2004-FM1, Class M1	1.500	%(a)	11/25/33	1,436	1,356,354
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.275	%(a)	02/25/34	3,024	2,916,970
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.305	%(a)	02/25/34	1,683	1,615,760
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.725	%(a)	08/25/35	467	446,520
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.045	%(a)	06/25/35	1,269	1,225,214
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.725	%(a)	05/25/33	892	866,086
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.545	%(a)	10/25/33	667	629,595
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.575	%(a)	12/27/33	566	553,521
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.395	%(a)	11/25/34	3,688	3,422,477
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.455	%(a)	06/25/34	1,632	1,588,287
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.440	%(a)	07/25/34	1,269	1,213,339
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.650	%(a)	10/25/33	2,319	2,246,724
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.290	%(a)	02/25/35	2,661	2,450,733
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.721%		02/25/34	907	934,090
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.650	%(a)	12/25/32	165	154,718
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.305	%(a)	02/25/34	2,530	2,378,453
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.290	%(a)	02/25/35	1,038	968,780
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.230	%(a)	03/25/34	2,075	1,917,188
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.725	%(a)	08/25/34	1,400	1,258,085
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	4,813	4,826,057
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	2,499	2,524,190

					60,367,134

TOTAL ASSET-BACKED SECURITIES (cost $136,893,486)					143,349,275

BANK LOANS(a) — 2.9%
Aerospace & Defense — 0.2%
TransDigm, Inc.	3.750%	05/14/22		1,971	1,970,620

Automotive — 0.1%
Chrysler Group LLC	3.250%	12/31/18		406	406,675
Chrysler Group LLC	3.500%	05/24/17		778	779,073

					1,185,748

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%	02/01/20		634	637,707
MacDermid, Inc.	5.500%	06/07/20		1,040	1,042,285

					1,679,992

Consumer — 0.1%
Generac Power Systems, Inc.	3.500%	05/31/20		900	899,157

Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)	4.250%	08/30/20	EUR	900	1,014,812

Gaming — 0.1%
CCM Merger, Inc.	4.500%	08/06/21		1,543	1,543,683

Healthcare & Pharmaceutical — 0.4%
Mallinckrodt International Finance (Luxembourg)	3.588%	03/19/21		996	993,905
RPI Finance Trust	3.588%	11/09/20		1,176	1,179,694
Select Med Corp.	6.000%	03/03/21		944	952,012
Valeant Pharmaceuticals International, Inc.	5.500%	04/01/22		1,090	1,092,633

					4,218,244

Retailers — 0.2%
Euro Garages (United Kingdom)	5.961%	01/30/23	GBP	1,000	1,287,772
Rite Aid Corp.	4.875%	06/21/21		1,375	1,377,063

					2,664,835

Supermarkets — 0.1%
Albertsons LLC	4.500%	08/25/21		856	860,448

Technology — 1.1%
Action Nederland BV(c)	4.500%	02/25/22	EUR	1,100	1,252,510
Avago Technologies Cayman Finance Ltd. (Singapore)	3.768%	02/01/23		1,173	1,186,870
BMC Software Finance, Inc.	5.000%	09/10/20		488	470,177
Dell International LLC	2.854%	12/31/18		2,800	2,780,999
Dell International LLC	4.000%	09/07/23		800	804,334
First Data Corp.	4.525%	03/24/21		2,411	2,424,124
ON Semiconductor Corp.	5.354%	03/31/23		575	578,035
TransUnion LLC	3.588%	04/09/21		443	444,200
Vantiv LLC	2.602%	06/13/19		1,331	1,321,266
Western Digital Corp	4.000%	04/28/23	EUR	823	934,274
Western Digital Corp.	4.596%	04/29/23		778	786,317

					12,983,106

Telecommunications — 0.2%
LTS Buyer LLC	4.102%	04/13/20		1,116	1,113,834
SBA Senior Finance II LLC	3.340%	03/24/21		1,124	1,125,062

					2,238,896

Transportation Services — 0.2%
Scandlines GmbH (Germany)	4.250%	12/03/20	EUR	1,675	1,896,344

TOTAL BANK LOANS (cost $33,470,358)					33,155,885

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.1%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	141	141,333
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.590	%(a)	04/10/49	1,119	1,126,442
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		06/15/49	2,300	2,379,870
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	1,170	1,204,806
BBCMS Mortgage Trust, Series 2016-ETC, Class B, 144A	3.189%		08/14/36	510	522,532
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 144A	3.391%		08/14/36	430	440,241
BBCMS Mortgage Trust, Series 2016-ETC, Class D, 144A	3.610	%(a)	08/14/36	1,560	1,560,857
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.374	%(a)	12/15/27	5,000	4,983,565
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	3,200	3,455,913
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	5,200	5,476,280
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4	2.832%		08/10/49	2,500	2,551,863
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	100	106,152
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	2,000	2,052,727
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	3,900	4,060,124
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	3,200	3,400,691
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	3,600	3,945,114
COMM Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	1,700	1,840,044
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48	5,000	5,200,971
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	2,600	2,833,398
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	2,100	2,309,091
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	600	657,428
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.550	%(a)	09/10/35	3,000	3,102,784
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.781	%(a)	06/25/20	8,947	400,572
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.580	%(a)	05/25/22	27,932	1,870,053
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.617	%(a)	06/25/22	15,939	1,114,391
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.010	%(a)	10/25/22	10,962	481,293
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.942	%(a)	01/25/23	137,364	5,714,955
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.881	%(a)	01/25/25	83,660	4,289,651
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.503	%(a)	03/25/26	28,022	2,914,118
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.892	%(a)	05/25/19	21,963	824,015
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.816	%(a)	07/25/19	26,735	1,045,968
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	1,430	1,487,759
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,442,008
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	2,059,720
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,809,245
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,734,369
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	2,900	2,915,521

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.720	%(a)	08/15/45		49,629	2,876,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48		1,700	1,781,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46		2,300	2,382,933
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	3.970	%(a)	07/15/46		4,800	5,336,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46		4,000	4,402,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5	2.860%		09/15/49		3,100	3,178,438
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49		246	245,904
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36		3,400	3,552,322
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		4,600	4,791,524
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		3,800	3,968,668
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47		4,171	4,209,091
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.700	%(a)	06/15/49		1,989	2,021,278
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50		4,300	4,628,980
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48		4,600	4,642,538

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $137,130,898)						139,474,517

CORPORATE BONDS — 45.0%
Aerospace & Defense — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	1.125%		12/15/21	EUR	700	823,219

Agriculture — 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		2,375	2,389,202
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		895	1,048,347

						3,437,549

Airlines — 0.6%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%		01/15/28		1,831	1,935,758
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21		1	888
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22		1,429	1,611,050
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21		388	416,158
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22		978	1,156,876
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19		429	451,730
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19		474	507,332
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22		736	783,778

						6,863,570

Apparel — 0.1%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	575	668,537

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,755	1,818,180
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		2,225	2,243,063
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(e)	4.389%		01/08/26		1,095	1,168,198
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		1,350	1,462,621
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		1,885	2,224,752
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		210	252,668

						9,169,482

Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%		08/15/24	EUR	701	786,488
IHO Verwaltungs GmbH (Germany), 144A	3.250%		09/15/23	EUR	1,075	1,203,429
IHO Verwaltungs GmbH (Germany), 144A	3.750%		09/15/26	EUR	1,050	1,172,473
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	1,275	1,525,377

						4,687,767

Banks — 10.4%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		3,500	3,570,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		1,775	2,064,717
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		4,590	4,772,829
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		4,275	4,425,343
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		1,150	1,239,254
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		3,750	4,066,860
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26		1,735	1,862,014
Bank of America NA, Sub. Notes	5.300%		03/15/17		790	803,810
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		1,290	1,334,684
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21		3,700	3,856,843
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24		2,400	2,548,034
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17		2,460	2,496,243
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950	%(a)	12/31/49		1,355	1,379,620
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125	%(a)	12/31/49		1,085	1,128,400
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,995	4,708,535
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		2,630	2,752,224
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		1,050	1,095,840
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21		900	880,381
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.700%		05/30/24		159	152,257
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26		280	281,635
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26		1,150	1,228,830
Discover Bank, Sub. Notes	7.000%		04/15/20		2,005	2,286,546
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		425	433,616
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375	%(a)	12/31/49		1,950	1,959,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		125	131,254
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		4,200	4,878,464
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		1,355	1,443,225
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,195	2,870,125
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D, MTN	6.000%		06/15/20		2,420	2,752,423
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		440	560,256
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49		2,380	2,381,430
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900	%(a)	04/29/49		6,130	6,298,575
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100	%(a)	12/31/49		1,450	1,531,563
JPMorgan Chase & Co., Sr. Unsec’d. Notes(f)	2.750%		06/23/20		5,400	5,556,886
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26		1,740	1,744,554
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		3,020	3,099,423
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	524,441
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	650,362
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		420	450,635

JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45		715	800,899
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21		1,155	1,303,863
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20		2,650	2,960,702
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,128,444
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	%(a)	12/31/49		975	978,257
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,188,675
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,535	1,630,311
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		4,035	4,079,325
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		2,080	2,372,296
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26		2,725	2,741,293
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,918,154
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	800,702
Northern Trust Corp., Sub. Notes	3.950%		10/30/25		2,725	3,006,512
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	561,590
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	1,045,122
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20		1,550	1,561,757
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18		3,025	3,158,030
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		625	635,693

						120,073,453

Beverages — 0.1%
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		375	388,156
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		1,250	1,303,125

						1,691,281

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51		2,948	3,150,814

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		1,200	1,315,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	1,040,340
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(b)(c)	5.375%		11/15/24		3,000	3,090,000
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24		600	622,500

						6,068,340

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	918,225
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	467,094
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	541,259
Ashland, Inc., Gtd. Notes	6.875%		05/15/43		3,000	3,270,000
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	631,961
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		700	691,127
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18		380	408,766
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		300	345,395
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44		125	132,442
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		1,002	1,637,614
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		3,550	4,153,557
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%		09/19/42		1,065	1,124,906
Mosaic Co. (The), Sr. Unsec’d. Notes(e)	5.450%		11/15/33		465	505,227
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		155	166,427
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23		3,058	3,809,106

						18,803,106

Commercial Services — 1.0%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22		1,375	1,445,469
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%		04/01/24		650	663,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(b)(c)	6.700%		06/01/34		920	1,220,390
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(b)(c)	7.000%		10/15/37		770	1,050,158
Hertz Corp. (The), Gtd. Notes(e)	6.750%		04/15/19		1,500	1,533,922
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		2,000	2,227,500
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25		650	663,000
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		2,700	2,875,500

						11,678,939

Computers — 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19		905	930,765
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21		770	804,743
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17		3,360	3,386,914
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18		630	641,896

						5,764,318

Diversified Financial Services — 1.3%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22		3,000	3,033,750
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,434,375
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,235,000
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		619	694,744
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	339,327
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,517,250
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	678,404
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875%		05/02/18		2,740	210,432
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,075	1,085,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21		1,305	1,371,881
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A (original cost $380,909; purchased 06/16/03)(b)(c)	1.360	%(a)	07/03/33		381	337,768

						14,938,681

Electric — 3.9%
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25		5,000	5,150,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23		550	587,424
Calpine Corp., Sr. Unsec’d. Notes	5.375%		01/15/23		800	797,000
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24		1,500	1,481,250
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25		1,350	1,333,125
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A (original cost $1,519,295; purchased 06/10/16)(b)(c)	5.125%		06/15/21	EUR	1,350	1,577,040
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21		2,710	2,902,421
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18		3,775	3,818,401
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23		2,400	2,178,000
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		2,500	2,468,750
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		2,325	2,851,526
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%		06/15/26		820	849,848
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%		10/07/39		1,450	1,753,502
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17		1,930	2,015,364
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39		1,900	2,114,282

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%	03/15/18		1,800	1,820,945
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		400	447,448
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		1,150	1,356,707
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		3,263	3,295,630
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43		1,950	2,256,240
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43		2,025	2,293,025
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17		1,947	1,988,434

					45,336,362

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	900	1,031,280

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $675,000; purchased 06/19/14)(b)(c)	5.250%	06/27/29		675	243,000

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		425	448,375
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,508	1,515,540
CPUK Finance Ltd. (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%	08/28/20	GBP	1,100	1,504,530

					3,468,445

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		2,500	2,581,250

Food — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25		225	224,438
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21		2,000	2,060,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		1,925	1,997,187
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(b)(c)	5.750%	06/15/25		2,025	1,989,563
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(b)(c)	7.250%	06/01/21		1,330	1,374,888
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		1,360	1,370,850
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46		400	423,210
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35		725	837,247
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		725	790,250
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,584,375

					12,652,008

Food Service
Aramark Corp., Gtd. Notes	5.750%	03/15/20		252	258,930

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	798,159
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,000	1,323,740
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		922	1,019,284

					3,141,183

Gas — 0.3%
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $434,052; purchased 07/22/14)(b)(c)	6.375%	03/30/38		415	425,237
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	338,974

NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		1,345	1,510,727
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43		1,050	1,130,791

					3,405,729

Healthcare-Products — 0.7%
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19		2,300	2,300,000
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25		3,435	3,699,035
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35		1,358	1,538,861

					7,537,896

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37		1,900	2,632,872
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		385	420,018
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20		750	697,125
CHS/Community Health Systems, Inc., Gtd. Notes(e)	8.000%	11/15/19		3,400	3,332,000
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20		745	810,155
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17		2,125	2,163,125
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41		750	942,740
DaVita, Inc., Gtd. Notes	5.000%	05/01/25		500	501,875
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20		2,705	2,847,554
HCA, Inc., Gtd. Notes	5.375%	02/01/25		5,025	5,188,313
HCA, Inc., Gtd. Notes	5.875%	02/15/26		725	773,031
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23		300	299,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		240	249,945
Select Medical Corp., Gtd. Notes	6.375%	06/01/21		2,600	2,557,750
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS (original cost $1,234,989; purchased 02/24/16)(b)(c)	6.250%	07/01/22	EUR	1,100	1,307,361
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		500	491,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%	08/01/20		1,570	1,585,700
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		1,260	1,338,727
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37		760	1,060,955
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37		195	278,110

					29,477,856

Home Builders — 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		2,000	2,020,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21		3,500	3,845,625
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27		975	979,290
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21		2,175	2,245,688
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20		2,000	2,090,000

					11,180,603

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%	06/15/26		650	669,500

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		670	729,702

Insurance — 2.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		430	471,163
American International Group, Inc., Sr. Unsec’d. Notes	3.900%	04/01/26		2,120	2,242,839
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		1,075	1,095,041
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%	03/15/23		4,760	4,946,521

Chubb Corp. (The), Gtd. Notes	6.375	%(a)	04/15/37	1,775	1,686,427
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	115	132,926
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,669,270
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	567,988
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		03/15/35	1,030	1,281,007
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,095	1,409,564
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,488,988
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	377,741
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	565	622,969
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	647,060
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	957,886
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	158,285
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	1,015	976,937
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,140,475
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	558,211
XLIT Ltd. (Ireland), Gtd. Notes, Series E	6.500	%(a)	12/31/49	1,880	1,409,737

					25,841,035

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%		08/10/26	580	605,926

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,344,438; purchased 09/29/15-09/30/15)(b)(c)	8.500%		10/15/22	1,225	1,255,625

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%		04/01/26	575	616,688
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,388,600
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,325	3,740,625

					5,745,913

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes	4.875%		04/01/21	1,050	1,115,625
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98	1,100	1,248,883
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,960	2,138,671

					4,503,179

Media — 3.6%
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	87,279
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,953,951
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	2,000	2,095,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26	3,300	3,440,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(e)	5.875%		04/01/24	800	853,520
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27	1,000	1,065,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%		07/15/25	1,500	1,620,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	1,425	1,421,452
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	950	978,500

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35		710	836,224
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45		855	1,033,970
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55		225	270,505
Comcast Corp., Gtd. Notes	3.150%		03/01/26		1,190	1,256,721
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18		2,850	2,928,375
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46		495	541,707
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29		1,837	2,408,267
Liberty Interactive LLC, Sr. Unsec’d. Notes(e)	8.250%		02/01/30		2,250	2,418,750
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17		1,035	1,066,952
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43		290	326,109
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22		1,500	1,548,750
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875%		03/15/26		775	806,000
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		210	221,620
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%		02/15/26		750	1,065,883
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		475	494,000
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.750%		07/01/18		2,620	2,846,790
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		1,440	1,525,392
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR	1,100	1,269,673
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,191,156; purchased 04/13/15)(b)(c)	5.125%		02/15/25		1,175	1,182,344
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25		1,140	1,145,301
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		95	88,006
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		475	464,518
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	945	1,269,256
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%		01/15/25	EUR	1,000	1,122,906

						41,652,971

Mining — 0.5%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%		10/01/24		425	452,094
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(a)	10/19/75		1,730	1,959,225
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	869,613
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		820	815,759
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,078,935

						5,175,626

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		500	547,192
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		740	851,910
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		194	259,822
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21		340	389,578
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43		425	531,849
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		625	626,445
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		2,350	2,692,477

						5,899,273

Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		1,180	1,190,521
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21		1,060	1,060,795

						2,251,316

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23		1,150	1,187,375

Oil & Gas — 1.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(h)	10/10/36		2,000	774,682
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		945	1,104,043
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46		165	200,765
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		650	674,174
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		1,650	1,664,835
Hess Corp., Sr. Unsec’d. Notes	5.800%		04/01/47		460	470,650
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		600	661,978
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,554,904
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,655,273
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		1,750	1,879,937
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		510	574,574
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		1,525	1,567,776
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%		04/15/21		2,100	2,163,000

						14,946,591

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38		450	579,827

Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	1,125	1,409,109
Greif Nevada Holdings, Sr. Unsec’d. Notes, MTN, 144A	7.375%		07/15/21	EUR	1,470	1,982,425
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19		1,815	2,037,338
WestRock RKT Co., Gtd. Notes	4.450%		03/01/19		1,165	1,233,808

						6,662,680

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25		1,020	1,066,168
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35		1,715	1,827,703
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25		875	926,060
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35		1,850	1,965,066
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45		250	273,356
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%		07/15/23		625	568,750
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%		05/18/43		2,075	2,347,221
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%		10/01/26		505	507,336
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	4.100%		10/01/46		160	159,241
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%		04/15/25		450	387,563

						10,028,464

Pipelines — 0.3%
Enterprise Products Operating LLC, Gtd. Notes	4.900%		05/15/46		2,110	2,217,642
ONEOK Partners LP, Gtd. Notes	2.000%		10/01/17		750	750,601
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%		04/01/44		575	583,849

						3,552,092

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,316

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,092,500
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	345,356
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,011,518
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,281,312

					5,730,686

Retail — 0.8%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	936,088
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	4.500%	08/01/23	EUR	1,425	1,682,022
Landry’s, Inc., Gtd. Notes, 144A (original cost $1,704,880; purchased 01/11/16)(b)(c)	9.375%	05/01/20		1,616	1,694,942
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,458,500
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%	07/15/24	EUR	1,250	1,451,628
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(b)(c)	8.000%	06/15/22		1,350	1,215,000

					9,438,180

Savings & Loans — 0.2%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,724,067

Semiconductors — 0.6%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,980,344
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		3,250	3,554,687
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,789,375

					7,324,406

Software — 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		2,355	2,596,001
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	5.000%	10/15/25		1,050	1,197,382
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,352,938
Infor US, Inc., Gtd. Notes (original cost $971,375; purchased 04/09/15)(b)(c)	6.500%	05/15/22		950	961,875
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $1,353,375; purchased 02/03/16)(b)(c)	5.750%	08/15/20		1,350	1,417,500
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,160,435

					9,686,131

Telecommunications — 1.9%
AT&T Corp., Gtd. Notes	8.250%	11/15/31		55	81,258
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48		74	74,387
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.550%	03/09/49		499	501,031
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,383,587
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	315,207
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	889,487
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,590,327
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		49	54,887
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,418,594
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	755,081

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A (original cost $911,840; purchased 09/08/15)(b)(c)	14.750%	12/01/16		800	815,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20		2,016	1,562,400
Sprint Capital Corp., Gtd. Notes (original cost $1,417,813; purchased 05/03/13)(b)(c)	6.900%	05/01/19		1,300	1,340,625
Sprint Corp., Gtd. Notes (original cost $341,250; purchased 01/29/16)(b)(c)	7.625%	02/15/25		500	495,000
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,852,969
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,365,896
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,796	2,941,196
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	806,242
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		2,517	2,779,372
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	218,000

					22,240,546

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	309,047

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	1,300	1,524,253

TOTAL CORPORATE BONDS (cost $489,996,196)					517,407,325

FOREIGN AGENCIES — 1.8%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%	01/21/18		1,100	1,167,917
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	758,821
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	791,643
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		1,665	1,848,483
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	4.950%	07/19/22		390	407,355
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21		600	605,912
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		1,610	1,777,134
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		600	683,287
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20		1,750	1,915,816
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		250	283,087
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		2,500	2,500,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,500	1,725,000
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		2,475	2,703,938
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,100	1,122,000
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		440	506,000
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		500	575,000
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		1,250	1,271,980
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500%	03/23/21		450	502,200

TOTAL FOREIGN AGENCIES (cost $20,398,741)					21,145,573

MUNICIPAL BONDS — 1.9%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%		10/01/50	1,125	1,806,379
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	2,280	3,475,062
State of California, General Obligation Unlimited, BABs	7.625%		03/01/40	725	1,153,881
University of California, Revenue Bonds, BABs	5.770%		05/15/43	1,400	1,883,588

					8,318,910

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	770	1,124,724

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,380	1,998,129

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%		01/01/41	1,175	1,791,616
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,050	3,217,024

					5,008,640

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	695	885,791
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	450	538,268

					1,424,059

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	615	842,329

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	800	1,056,280

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,375	1,912,680

TOTAL MUNICIPAL BONDS (cost $14,873,059)					21,685,751

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	224	224,994
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.679	%(a)	08/26/36	2,949	2,714,152
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.027	%(a)	09/25/47	1,166	1,048,253
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	2.025	%(a)	02/25/25	284	284,514
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(i)	1.975	%(a)	01/25/29	1,456	1,465,104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3(i)	5.075	%(a)	10/25/24	660	700,062
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.525	%(a)	12/25/28	1,550	1,575,964

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.775	%(a)	11/25/28		1,450	1,486,751
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA3, Class M2(i)	1.874	%(a)	03/25/29		760	760,937
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.664	%(a)	01/26/37		3,506	3,359,013
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.664	%(a)	01/26/37		1,400	1,153,193
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.664	%(a)	03/26/37		2,844	2,693,461
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.664	%(a)	03/26/37		700	551,286
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	0.751	%(a)	07/19/47		2,346	1,959,327
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-2, Class A, 144A	2.527	%(a)	03/01/21		2,203	2,163,395
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.527	%(a)	12/01/21		751	750,655
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-6, Class A, 144A(d)	2.527	%(a)	05/01/20		5,930	5,818,379
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-7, Class A, 144A(d)	2.523	%(a)	07/01/20		4,069	3,977,773
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-8, Class A1, 144A	2.523	%(a)	08/01/20		2,836	2,792,276
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-9, Class A1, 144A	2.523	%(a)	10/01/20		4,420	4,353,163
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-10, Class A2, 144A(d)	4.020	%(a)	11/01/20		1,500	1,440,000
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-1, Class A1, 144A	2.527	%(a)	01/01/21		5,602	5,501,526
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-3, Class A, 144A(d)	2.528	%(a)	09/01/21		2,100	2,069,156
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		40	40,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.052	%(a)	02/25/34		944	946,570
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.930	%(a)	12/25/34		5,311	5,144,020
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.525	%(a)	07/25/32		565	549,520
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		188	187,799

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,522,212)						55,711,544

SOVEREIGN BONDS — 3.8%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		1,060	1,081,431
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		1,175	1,278,987
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	2,658,367
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		250	266,250
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		600	672,000

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%		04/30/44		290	344,375
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		600	672,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,250	2,520,000
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes (original cost $6,324,805; purchased 05/09/14)(b)(c)	3.800%		08/08/17	JPY	680,000	6,429,170
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	909,045
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,088,195
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	499,741
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		03/25/24		290	336,774
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		11/22/23		2,300	2,708,250
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,216,690
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		778	1,220,371
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,625	1,974,757
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		295	330,081
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR	825	989,418
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,701,425
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		462	478,748
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	485,438
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974	%(h)	05/31/18		395	384,790
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	775,305
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		800	796,858
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		1,300	1,294,894
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	5.250%		01/17/42		700	800,850
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	3.875%		10/29/35	EUR	945	1,215,807
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	3.875%		10/29/35	EUR	1,000	1,286,568
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		600	703,778
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,518,026
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		200	239,500
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,670,815

TOTAL SOVEREIGN BONDS (cost $43,247,069)						43,548,704

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	45	46,963
Federal Home Loan Mortgage Corp.	5.500%	10/01/33 - 06/01/34	1,116	1,287,006
Federal Home Loan Mortgage Corp.	6.000%	11/01/33 - 06/01/34	764	878,624
Federal Home Loan Mortgage Corp.(j)	6.250%	07/15/32	830	1,253,571
Federal Home Loan Mortgage Corp.	6.500%	07/01/32 - 09/01/32	617	710,958
Federal Home Loan Mortgage Corp.(j)	6.750%	03/15/31	600	927,158
Federal Home Loan Mortgage Corp.	7.000%	10/01/32	69	73,984
Federal National Mortgage Assoc.	4.000%	05/01/19	35	35,663
Federal National Mortgage Assoc.	4.500%	12/01/18 - 02/01/35	242	250,315
Federal National Mortgage Assoc.	5.500%	03/01/17 - 06/01/34	1,160	1,275,332
Federal National Mortgage Assoc.	6.000%	09/01/17 - 11/01/36	1,059	1,230,851
Federal National Mortgage Assoc.(j)	6.250%	05/15/29	1,090	1,573,764
Federal National Mortgage Assoc.	6.500%	07/01/17 - 11/01/33	1,105	1,297,572
Federal National Mortgage Assoc.(j)	6.625%	11/15/30	530	805,927
Federal National Mortgage Assoc.	7.000%	05/01/32 - 06/01/32	136	150,010
Federal National Mortgage Assoc.(j)	7.125%	01/15/30	785	1,227,090
Government National Mortgage Assoc.	5.500%	01/15/33 - 07/15/35	1,423	1,620,341
Government National Mortgage Assoc.	6.000%	12/15/32 - 11/15/34	1,711	2,002,682
Government National Mortgage Assoc.	6.500%	09/15/32 - 11/15/33	1,152	1,328,320
Government National Mortgage Assoc.	7.500%	10/15/25 - 02/15/26	43	47,393
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%	05/01/30	1,720	2,646,937

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $19,171,063)				20,670,461

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Bonds(j)(k)	2.500%	05/15/46	3,405	3,524,175
U.S. Treasury Bonds(j)(k)	2.875%	05/15/43	5,300	5,901,221
U.S. Treasury Bonds	4.250%	11/15/40	1,105	1,521,533
U.S. Treasury Notes(j)	1.375%	04/30/21	285	287,984
U.S. Treasury Notes(j)(k)	1.375%	08/31/23	1,790	1,784,406
U.S. Treasury Notes	1.375%	09/30/23	1,130	1,125,719
U.S. Treasury Notes(j)(k)	1.625%	04/30/23	4,350	4,413,380
U.S. Treasury Notes	2.250%	07/31/21	805	845,501

TOTAL U.S. TREASURY OBLIGATIONS (cost $18,729,646)				19,403,919

	Shares
PREFERRED STOCKS — 0.2%
Banking
Citigroup Capital XIII, 7.122%, (Capital Security, fixed to floating preferred)(a)	45,000	1,185,300
State Street Corp., 5.35%(a)	35,000	938,350

TOTAL PREFERRED STOCKS (cost $2,000,000)		2,123,650

TOTAL LONG-TERM INVESTMENTS (cost $971,432,728)		1,017,676,604

SHORT-TERM INVESTMENTS — 10.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $91,280,270)(l)	9,388,841	87,316,218
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $31,352,393)(l)	31,352,393	31,352,393
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,853,004)(l)(m)	5,853,004	5,853,004

TOTAL AFFILIATED MUTUAL FUNDS (cost $128,485,667)		124,521,615

	Notional Amount (000)#
OPTION PURCHASED*
Call Option
10 Year U.S. Treasury Notes Futures, expiring 10/21/16, Strike Price $131.00 (cost $74,074)	13,500	78,047

TOTAL SHORT-TERM INVESTMENTS (cost $128,559,741)		124,599,662

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 99.3% (cost $1,099,992,469)		1,142,276,266
OPTION WRITTEN*
Call Option
10 Year U.S. Treasury Notes Futures, expiring 10/21/16, Strike Price $132.00 (premiums received $31,395)	13,500	(27,422)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 99.3% (cost $1,099,961,074)		1,142,248,844
Other assets in excess of liabilities(n) — 0.7%		7,800,383

NET ASSETS — 100.0%		$1,150,049,227

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $29,867,676. The aggregate value, $29,673,302, is approximately 2.6% of net assets.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $17,651,862 and 1.5% of net assets.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,732,316; cash collateral of $5,848,638 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(g)	Represents issuer in default on interest payments. Non-income producing security.

(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(m)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
4,147	5 Year U.S. Treasury Notes	Dec. 2016	$503,636,571	$503,925,297	$288,726
1,429	10 Year U.S. Treasury Notes	Dec. 2016	187,438,650	187,377,625	(61,025)
651	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	121,441,326	119,702,625	(1,738,701)

					(1,511,000)

	Short Positions:
313	2 Year U.S. Treasury Notes	Dec. 2016	68,305,774	68,380,719	(74,945)
189	20 Year U.S. Treasury Bonds	Dec. 2016	32,046,741	31,781,531	265,210

					190,265

					$(1,320,735)

Cash of $430,000 and U.S. Treasury Obligations with a combined market value of $7,623,865 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Forward foreign currency exchange contracts outstanding at September 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 10/27/16	BNP Paribas	GBP	94	$123,576	$121,465	$(2,111)
Euro,
Expiring 10/27/16	Bank of America	EUR	2,811	3,130,020	3,162,350	32,330
Expiring 10/27/16	Citigroup Global Markets	EUR	453	500,354	509,569	9,215

				$3,753,950	$3,793,384	39,434

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/14/16	UBS AG	AUD	559	$426,649	$427,963	$(1,314)
British Pound,
Expiring 10/27/16	JPMorgan Chase	GBP	3,932	5,175,439	5,099,746	75,693
Euro,
Expiring 10/27/16	Bank of America	EUR	15,907	17,555,999	17,891,939	(335,940)
Expiring 10/27/16	Citigroup Global Markets	EUR	669	755,256	752,228	3,028
Expiring 10/27/16	UBS AG	EUR	2,104	2,351,125	2,366,158	(15,033)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint,
Expiring 10/21/16	Citigroup Global Markets	HUF	219,665	$767,409	$801,149	$(33,740)
Japanese Yen,
Expiring 10/27/16	Citigroup Global Markets	JPY	16,341	156,551	161,331	(4,780)
Mexican Peso,
Expiring 10/21/16	Goldman Sachs & Co.	MXN	16,772	896,164	862,795	33,369
Polish Zloty,
Expiring 10/21/16	Citigroup Global Markets	PLN	2,314	580,187	604,818	(24,631)

				$28,664,779	$28,968,127	(303,348)

						$(263,914)

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$19,336	$—	$19,336	Credit Suisse First Boston Corp.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	8,000	08/01/19	0.346%	1 Day EUROIS(1)	$(135,928)	$(214,698)	$(78,770)
EUR	1,150	06/20/24	(0.050%)	1 Day EUROIS(1)	(321)	(14,363)	(14,042)
EUR	1,380	09/13/24	(0.104%)	1 Day EUROIS(1)	146	(7,055)	(7,201)
EUR	2,000	07/28/25	0.780%	1 Day EUROIS(1)	(4,013)	(178,538)	(174,525)
EUR	3,900	02/23/26	0.324%	1 Day EUROIS(1)	(2,746)	(162,340)	(159,594)
EUR	6,810	05/09/31	1.587%	6 Month EURIBOR(2)	3,958	292,930	288,972
EUR	705	03/04/36	0.865%	1 Day EUROIS(1)	(984)	(54,363)	(53,379)
EUR	550	04/11/36	0.962%	6 Month EURIBOR(1)	(346)	(28,378)	(28,032)
EUR	4,290	05/09/46	1.357%	6 Month EURIBOR(1)	(3,356)	(240,454)	(237,098)
GBP	42,665	09/27/18	0.416%	6 Month GBP LIBOR(2)	(7,809)	(29,706)	(21,897)
GBP	1,950	02/23/21	0.639%	1 Day GBP OIS(1)	1,767	(56,259)	(58,026)
GBP	17,040	09/27/21	0.463%	6 Month GBP LIBOR(1)	7,556	50,574	43,018
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	(1,263)	—	1,263
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(37,983)	(33,693)	4,290
MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(53,035)	28,102	81,137
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(10,297)	(21,799)	(11,502)
MXN	38,100	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	9,524	(68,693)	(78,217)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	50	(6,957)	(7,007)
	98,320	11/02/16	0.426%	1 Day USOIS(1)	241	(2,976)	(3,217)
	421,550	02/01/17	0.542%	1 Day USOIS(1)	538	(7,063)	(7,601)
	118,285	02/18/17	0.466%	1 Day USOIS(1)	256	(5,927)	(6,183)
	57,350	08/19/17	0.524%	1 Day USOIS(1)	201	4,285	4,084

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
231,530	09/09/17	0.539%		1 Day USOIS(1)	$31,678	$15,192	$(16,486)
45,150	09/30/18	0.655%		1 Day USOIS(1)	252	3,891	3,639
1,575	03/11/20	1.824%		3 Month LIBOR(1)	28	(39,214)	(39,242)
135,870	12/31/21	1.787%		3 Month LIBOR(1)	(151,223)	(4,154,464)	(4,003,241)
17,000	12/31/21	1.850%		3 Month LIBOR(1)	242	(575,338)	(575,580)
51,250	05/31/22	1.741%		3 Month LIBOR(1)	375,423	(1,467,175)	(1,842,598)
29,120	05/31/22	2.237%		3 Month LIBOR(1)	(77,974)	(1,633,076)	(1,555,102)
22,700	08/31/22	1.788%		3 Month LIBOR(1)	273	(721,679)	(721,952)
87,900	08/31/22	2.013%		3 Month LIBOR(1)	(161,643)	(3,938,786)	(3,777,143)
12,360	11/30/22	1.982%		3 Month LIBOR(1)	217	(538,930)	(539,147)
5,800	12/31/22	1.405%		3 Month LIBOR(1)	181	(51,156)	(51,337)
4,400	12/31/22	1.406%		3 Month LIBOR(1)	174	(39,202)	(39,376)
8,700	12/31/22	1.409%		3 Month LIBOR(1)	197	(78,828)	(79,025)
2,400	12/31/22	1.412%		3 Month LIBOR(1)	163	(22,141)	(22,304)
12,100	12/31/22	1.416%		3 Month LIBOR(1)	216	(114,871)	(115,087)
4,850	12/31/22	1.495%		3 Month LIBOR(1)	177	(69,443)	(69,620)
10,495	05/31/23	1.394%		3 Month LIBOR(1)	207	(77,063)	(77,270)
10,495	05/31/23	1.395%		3 Month LIBOR(1)	208	(77,805)	(78,013)
10,290	05/31/23	1.513%		3 Month LIBOR(1)	206	(154,953)	(155,159)
8,910	05/31/23	1.578%		3 Month LIBOR(1)	(16,958)	(171,973)	(155,015)
3,950	05/31/23	1.584%		3 Month LIBOR(1)	172	(77,648)	(77,820)
38,325	08/02/23	—	(3)	—(3)	(14,022)	42,687	56,709
58,445	08/02/23	—	(4)	—(4)	2,858	75,225	72,367
18,580	08/03/23	—	(5)	—(5)	(13,138)	22,396	35,534
14,685	11/15/41	1.869%		3 Month LIBOR(1)	46,940	(297,583)	(344,523)
2,905	02/15/42	1.369%		1 Day USOIS(1)	202	6,004	5,802
1,835	09/27/46	1.380%		1 Day USOIS(1)	183	1,481	1,298

					$(208,605)	$(14,891,823)	$(14,683,218)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(5)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%	5,350	$341,964	$374,510	$32,546
General Motors Co.	06/20/19	5.000%	1,925	216,698	207,005	(9,693)

				$558,662	$581,515	$22,853

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.27.V1	12/20/21	5.000%	13,900	$(484,261)	$(610,502)	$(126,241)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(d):
Bank of America Prime Mortgage	10/31/16	1.500%	675	$28	$—	$28	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/16	1.500%	144	6	—	6	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/16	1.500%	471	20	—	20	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/16	1.500%	178	7	—	7	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	10/31/16	1.500%	530	22	—	22	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	162	7	—	7	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	501	21	—	21	Goldman Sachs & Co.
Chase Mortgage	10/31/16	1.500%	512	21	—	21	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	10/24/16	1.500%	135	191	—	191	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	10/31/16	1.500%	158	7	—	7	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	84	119	—	119	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	62	88	—	88	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	391	554	—	554	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	404	572	—	572	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	272	385	—	385	Goldman Sachs & Co.
COMM Mortgage Trust	10/24/16	1.500%	105	149	—	149	Goldman Sachs & Co.
Countrywide Home Equity	10/31/16	1.500%	180	8	—	8	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	117	161	—	161	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	1,404	1,922	—	1,922	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	274	376	—	376	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	165	227	—	227	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	10/03/16	1.500%	387	531	—	531	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	391	554	—	554	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	139	197	—	197	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	80	113	—	113	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	88	125	—	125	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	1,219	1,726	—	1,726	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	182	258	—	258	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	434	614	—	614	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/24/16	1.500%	131	185	—	185	Goldman Sachs & Co.
GS Mortgage Securities Trust	10/31/16	1.500%	309	13	—	13	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	10/24/16	1.500%	208	294	—	294	Goldman Sachs & Co.
Lehman Home Equity	10/31/16	1.500%	393	16	—	16	Goldman Sachs & Co.
LNR CDO Ltd.	10/11/16	1.500%	1,826	2,572	—	2,572	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/24/16	1.500%	395	559	—	559	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(d) (cont’d.):
Morgan Stanley BAML Trust	10/24/16	1.500%	75	$106	$—	$106	Goldman Sachs & Co.
Morgan Stanley BAML Trust	10/24/16	1.500%	92	130	—	130	Goldman Sachs & Co.
Morgan Stanley Home Equity	10/31/16	1.500%	165	7	—	7	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	10/24/16	1.500%	421	596	—	596	Goldman Sachs & Co.

				$13,487	$—	$13,487

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	9,755	0.717%	$116,113	$(18,431)	$134,544	JPMorgan Chase
Petroleo Brasileiro SA	06/20/18	1.000%	2,250	2.255%	(47,123)	(172,518)	125,395	Morgan Stanley
Republic of Italy	09/20/20	1.000%	9,680	1.328%	(117,755)	44,911	(162,666)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.328%	(24,329)	5,762	(30,091)	JPMorgan Chase

					$(73,094)	$(140,276)	$67,182

Cash of $10,527,000, U.S. Treasury Obligations and U.S. Government Agency Obligations with a combined market value of $11,417,693 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced index or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of the emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$9,098	$—	$9,098
278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	9,776	—	9,776
1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	346,924	37,018	309,906
5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(46,228)	—	(46,228)
1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	145,763	—	145,763
13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	304,136	—	304,136
1,003	3 Month LIBOR	EUR	900	(0.613)%	JPMorgan Chase	02/22/20	(9,378)	—	(9,378)
719	3 Month LIBOR	EUR	640	(0.443)%	JPMorgan Chase	08/22/21	(10,138)	—	(10,138)

							$749,953	$37,018	$712,935

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
JPMorgan Chase	11/23/16	7,450	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	$3,170	$—	$3,170
JPMorgan Chase	11/23/16	7,420	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	5,011	—	5,011
JPMorgan Chase	11/23/16	7,405	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	3,583	—	3,583
JPMorgan Chase	11/23/16	7,460	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	1,714	—	1,714
JPMorgan Chase	11/23/16	7,445	Pay variable payments based on 1 Day USOIS plus 26 bps and receive variable payments based on U.S. Treasury Note	2,295	—	2,295
Deutsche Bank AG	12/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(84,379)	—	(84,379)
Deutsche Bank AG	12/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(70,681)	—	(70,681)
Deutsche Bank AG	12/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(29,025)	—	(29,025)
Deutsche Bank AG	12/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(14,793)	—	(14,793)

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d.):
Credit Suisse First Boston Corp.	01/12/41	5,636	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS.FN30.450.10 Index	$(31,621)	$(16,481)	$(15,140)

				$(214,726)	$(16,481)	$(198,245)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$51,583,854	$—
Non-Residential Mortgage-Backed Securities	—	27,065,220	4,333,067
Residential Mortgage-Backed Securities	—	60,367,134	—
Bank Loans	—	33,155,885	—
Commercial Mortgage-Backed Securities	—	139,474,517	—
Corporate Bonds	—	517,407,325	—
Foreign Agencies	—	21,145,573	—
Municipal Bonds	—	21,685,751	—
Residential Mortgage-Backed Securities	—	42,406,236	13,305,308
Sovereign Bonds	—	43,548,704	—
U.S. Government Agency Obligations	—	20,670,461	—
U.S. Treasury Obligations	—	19,403,919	—
Preferred Stocks	2,123,650	—	—
Affiliated Mutual Funds	124,521,615	—	—
Option Purchased	78,047	—	—
Option Written	(27,422)	—	—
Other Financial Instruments*
Futures Contracts	(1,320,735)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(263,914)	—
OTC Interest Rate Swap Agreement	—	19,336	—
Centrally Cleared Interest Rate Swap Agreements	—	(14,683,218)	—
Centrally Cleared Credit Default Swap Agreements	—	(103,388)	—
OTC Credit Default Swap Agreements	—	(73,094)	13,487
OTC Currency Swap Agreements	—	749,953	—
OTC Total Return Swap Agreements	—	(214,726)	—

Total	$125,375,155	$983,345,528	$17,651,862

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swaps
Balance as of 12/31/15	$—	$18,076,943	$2,839
Realized gain (loss)	5,589	52,978	—
Change in unrealized appreciation (depreciation)**	33,232	(59,154)	10,648
Purchases	5,199,801	2,664,369	—
Sales/Paydown	(905,555)	(6,424,943)	—
Accrued discount/premium	—	25,391	—
Transfers into Level 3	—	4,626,865	—
Transfers out of Level 3	—	(5,657,141)	—

Balance as of 09/30/16	$4,333,067	$13,305,308	$13,487

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which $(12,435) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2016	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$4,333,067	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	13,305,308	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	13,487	Market Approach	Single Broker Indicative Quote

	$17,651,862

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$5,657,141	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	4,626,865	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Interest rate contracts	$(15,398,765)
Foreign exchange contracts	(263,914)
Credit contracts	(162,995)

Total	$(15,825,674)

Equity Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.7%
Boeing Co. (The)	216,936	$28,579,149
United Technologies Corp.	342,940	34,842,704

		63,421,853

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	89,056	18,170,096

Banks — 6.4%
Bank of America Corp.	2,536,469	39,695,740
BB&T Corp.	477,762	18,021,183
Citigroup, Inc.	947,408	44,746,080
JPMorgan Chase & Co.	973,723	64,840,215
PNC Financial Services Group, Inc. (The)	385,281	34,709,965
Wells Fargo & Co.	738,387	32,695,776

		234,708,959

Beverages — 0.7%
Monster Beverage Corp.*	168,665	24,761,709

Biotechnology — 7.4%
AbbVie, Inc.	342,167	21,580,473
Alexion Pharmaceuticals, Inc.*	250,342	30,676,909
Biogen, Inc.*	107,645	33,696,114
BioMarin Pharmaceutical, Inc.*	249,155	23,051,821
Celgene Corp.*	526,716	55,057,623
Regeneron Pharmaceuticals, Inc.*	86,164	34,639,651
Shire PLC, ADR	381,794	74,014,585

		272,717,176

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	407,433	65,706,720

Chemicals — 1.2%
Dow Chemical Co. (The)(a)	341,726	17,711,659
FMC Corp.(a)	537,139	25,965,299

		43,676,958

Communications Equipment — 0.7%
Palo Alto Networks, Inc.*(a)	156,587	24,949,007

Consumer Finance — 1.8%
Capital One Financial Corp.	478,764	34,389,618
SLM Corp.*	4,313,887	32,224,736

		66,614,354

Diversified Financial Services — 0.5%
Voya Financial, Inc.	690,597	19,903,005

Electric Utilities — 2.2%
FirstEnergy Corp.	905,802	29,963,930
PG&E Corp.	830,659	50,811,411

		80,775,341

Electrical Equipment — 1.1%
Eaton Corp. PLC	602,053	39,560,903

Electronic Equipment, Instruments & Components — 0.9%
Flextronics International Ltd.*	2,416,575	32,913,751

Energy Equipment & Services — 1.5%
Halliburton Co.	1,232,518	55,315,408

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	254,408	28,832,059

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	201,483	30,728,172
Wal-Mart Stores, Inc.	383,525	27,659,823

		58,387,995

Food Products — 2.2%
ConAgra Foods, Inc.	924,110	43,534,822
Mondelez International, Inc. (Class A Stock)	855,682	37,564,440

		81,099,262

Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	238,206	30,971,544

Health Care Providers & Services — 1.5%
Cigna Corp.	208,799	27,210,686
Laboratory Corp. of America Holdings*	213,166	29,306,061

		56,516,747

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.(a)	776,610	37,914,100
Marriott International, Inc. (Class A Stock)(a)	633,190	42,632,683
McDonald’s Corp.	209,255	24,139,657
Starbucks Corp.	533,903	28,905,508

		133,591,948

Household Products — 1.3%
Procter & Gamble Co. (The)	550,472	49,404,862

Industrial Conglomerates — 1.0%
General Electric Co.	1,309,466	38,786,383

Insurance — 1.9%
Chubb Ltd.	344,194	43,247,976
MetLife, Inc.	616,042	27,370,746

		70,618,722

Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.*	155,733	130,396,798
Expedia, Inc.	33,258	3,881,874
Netflix, Inc.*	318,920	31,429,566
Priceline Group, Inc. (The)*	21,209	31,208,831

		196,917,069

Internet Software & Services — 11.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	704,072	74,483,777
Alphabet, Inc. (Class A Stock)*	73,710	59,267,263
Alphabet, Inc. (Class C Stock)*	75,089	58,365,929
eBay, Inc.*	917,680	30,191,672
Facebook, Inc. (Class A Stock)*	901,531	115,639,381
Tencent Holdings Ltd. (China)	2,614,385	72,685,226

		410,633,248

IT Services — 2.4%
Visa, Inc. (Class A Stock)(a)	1,067,549	88,286,302

Media — 1.3%
Comcast Corp. (Class A Stock)	551,070	36,557,984
Twenty-First Century Fox, Inc. (Class A Stock)	493,120	11,943,366

		48,501,350

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	545,223	56,114,351
Concho Resources, Inc.*	236,264	32,450,860
Noble Energy, Inc.	659,457	23,568,993
Occidental Petroleum Corp.	550,232	40,122,918
Suncor Energy, Inc. (Canada)	1,114,974	30,951,906

		183,209,028

Pharmaceuticals — 6.4%
Allergan PLC*	369,047	84,995,215
Bristol-Myers Squibb Co.	457,825	24,685,924
Merck & Co., Inc.	703,497	43,905,248
Pfizer, Inc.	1,481,446	50,176,576
Teva Pharmaceutical Industries Ltd. (Israel), ADR	676,837	31,141,270

		234,904,233

Road & Rail — 0.4%
Ryder System, Inc.	251,200	16,566,640

Semiconductors & Semiconductor Equipment — 5.0%
NVIDIA Corp.(a)	599,439	41,073,560
NXP Semiconductors NV (Netherlands)*	414,480	42,281,105
QUALCOMM, Inc.	915,993	62,745,520
Texas Instruments, Inc.	554,642	38,924,776

		185,024,961

Software — 8.9%
Adobe Systems, Inc.*	522,787	56,743,301
Microsoft Corp.	1,818,573	104,749,805
Mobileye NV*(a)	238,141	10,137,662
PTC, Inc.*	783,580	34,720,430
salesforce.com, Inc.*	881,164	62,853,428
Splunk, Inc.*(a)	452,487	26,551,937
Workday, Inc. (Class A Stock)*(a)	364,816	33,449,979

		329,206,542

Specialty Retail — 3.0%
Home Depot, Inc. (The)	214,133	27,554,634
Industria de Diseno Textil SA (Spain), ADR	2,708,231	49,966,862
O’Reilly Automotive, Inc.*(a)	117,298	32,856,343

		110,377,839

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	675,597	76,376,241

Textiles, Apparel & Luxury Goods — 2.9%
adidas AG (Germany), ADR(a)	469,813	40,826,750
Coach, Inc.	862,691	31,539,983
NIKE, Inc. (Class B Stock)	655,791	34,527,396

		106,894,129

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC (United Kingdom), ADR	1,137,940	33,170,951

TOTAL LONG-TERM INVESTMENTS (cost $2,692,846,993)		3,611,473,295

SHORT-TERM INVESTMENTS — 12.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $71,450,919)(b)	71,450,919	71,450,919
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $393,515,038)(b)(c)	393,515,038	393,515,038

TOTAL SHORT-TERM INVESTMENTS (cost $464,965,957)		464,965,957

TOTAL INVESTMENTS — 110.4% (cost $3,157,812,950)		4,076,439,252
Liabilities in excess of other assets — (10.4)%		(382,481,750)

NET ASSETS — 100.0%		$3,693,957,502

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $385,169,169; cash collateral of $393,372,786 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$63,421,853	$—	$—
Automobiles	18,170,096	—	—
Banks	234,708,959	—	—
Beverages	24,761,709	—	—
Biotechnology	272,717,176	—	—
Capital Markets	65,706,720	—	—
Chemicals	43,676,958	—	—
Communications Equipment	24,949,007	—	—
Consumer Finance	66,614,354	—	—
Diversified Financial Services	19,903,005	—	—
Electric Utilities	80,775,341	—	—
Electrical Equipment	39,560,903	—	—
Electronic Equipment, Instruments & Components	32,913,751	—	—
Energy Equipment & Services	55,315,408	—	—
Equity Real Estate Investment Trusts (REITs)	28,832,059	—	—
Food & Staples Retailing	58,387,995	—	—
Food Products	81,099,262	—	—
Health Care Equipment & Supplies	30,971,544	—	—
Health Care Providers & Services	56,516,747	—	—
Hotels, Restaurants & Leisure	133,591,948	—	—
Household Products	49,404,862	—	—
Industrial Conglomerates	38,786,383	—	—
Insurance	70,618,722	—	—
Internet & Direct Marketing Retail	196,917,069	—	—
Internet Software & Services	337,948,022	72,685,226	—
IT Services	88,286,302	—	—
Media	48,501,350	—	—
Oil, Gas & Consumable Fuels	183,209,028	—	—
Pharmaceuticals	234,904,233	—	—
Road & Rail	16,566,640	—	—
Semiconductors & Semiconductor Equipment	185,024,961	—	—
Software	329,206,542	—	—
Specialty Retail	110,377,839	—	—
Technology Hardware, Storage & Peripherals	76,376,241	—	—
Textiles, Apparel & Luxury Goods	106,894,129	—	—
Wireless Telecommunication Services	33,170,951	—	—
Affiliated Mutual Funds	464,965,957	—	—

Total	$4,003,754,026	$72,685,226	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS — 59.8%
Aerospace & Defense — 1.7%
BAE Systems PLC (United Kingdom)	9,581	$65,086
Boeing Co. (The)(a)	110,400	14,544,096
BWX Technologies, Inc.	120,000	4,604,400
General Dynamics Corp.	56,500	8,766,540
Huntington Ingalls Industries, Inc.	68,300	10,478,586
Northrop Grumman Corp.	42,500	9,092,875
Safran SA (France)	952	68,470
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	158,900	7,077,406
Textron, Inc.	198,800	7,902,300
Thales SA (France)	2,763	254,421
United Technologies Corp.(a)	19,400	1,971,040

		64,825,220

Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	2,796	87,539
FedEx Corp.	23,600	4,122,448

		4,209,987

Airlines — 0.6%
ANA Holdings, Inc. (Japan)	23,000	62,485
Cathay Pacific Airways Ltd. (Hong Kong)	3,000	4,194
International Consolidated Airlines Group SA (United Kingdom)	2,273	11,794
Japan Airlines Co. Ltd. (Japan)	300	8,818
Singapore Airlines Ltd. (Singapore)	2,100	16,224
Southwest Airlines Co.	390,800	15,198,212
United Continental Holdings, Inc.*	135,800	7,125,426

		22,427,153

Auto Components — 0.4%
Cie Generale des Etablissements Michelin (France)	3,127	346,270
Continental AG (Germany)	330	69,532
Cooper-Standard Holding, Inc.*	29,400	2,904,720
Dana Holding Corp.	81,400	1,269,026
GKN PLC (United Kingdom)	5,088	21,113
Koito Manufacturing Co. Ltd. (Japan)	300	14,601
Lear Corp.	78,300	9,491,526
Valeo SA (France)	715	41,734

		14,158,522

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	1,002	84,364
Ferrari NV (Italy)	347	18,032
Fiat Chrysler Automobiles NV (United Kingdom)	2,674	16,997
Ford Motor Co.	919,300	11,095,951
Fuji Heavy Industries Ltd. (Japan)	1,600	60,031
General Motors Co.	540,400	17,168,508
Honda Motor Co. Ltd. (Japan)	5,000	144,302
Mazda Motor Corp. (Japan)	1,600	24,547
Mitsubishi Motors Corp. (Japan)	5,300	24,758
Nissan Motor Co. Ltd. (Japan)	7,600	74,547
Peugeot SA (France)*	16,479	251,648
Suzuki Motor Corp. (Japan)	7,000	234,465
Thor Industries, Inc.	10,000	847,000
Toyota Motor Corp. (Japan)	7,000	406,045
Volkswagen AG (Germany)	91	13,177

		30,464,372

Banks — 3.7%
Aozora Bank Ltd. (Japan)	25,000	86,169
Bank Hapoalim BM (Israel)	43,348	246,137
Bank of America Corp.	2,078,100	32,522,265
Bendigo & Adelaide Bank Ltd. (Australia)	1,384	11,479
BNP Paribas SA (France)	7,735	397,841
BOC Hong Kong Holdings Ltd. (Hong Kong)	71,000	241,571
Chiba Bank Ltd. (The) (Japan)	2,000	11,358
Citigroup, Inc.	616,100	29,098,403
Commonwealth Bank of Australia (Australia)	1,398	77,957
Concordia Financial Group Ltd. (Japan)	3,400	14,835
Credit Agricole SA (France)	31,970	315,351
Danske Bank A/S (Denmark)	2,054	60,092
DBS Group Holdings Ltd. (Singapore)	5,300	60,138
Erste Group Bank AG (Austria)	9,003	266,596
Fukuoka Financial Group, Inc. (Japan)	33,000	137,159
Hiroshima Bank Ltd. (The) (Japan)	2,000	8,296
HSBC Holdings PLC (United Kingdom)	90,563	680,737
ING Groep NV, CVA (Netherlands)	35,403	437,074
Intesa Sanpaolo SpA (Italy)	36,407	80,828
Intesa Sanpaolo SpA, RSP (Italy)	2,701	5,667
Japan Post Bank Co. Ltd. (Japan)	1,100	13,071
JPMorgan Chase & Co.	619,894	41,278,741
Kyushu Financial Group, Inc. (Japan)	1,100	7,495
Mebuki Financial Group, Inc. (Japan)	5,850	20,958
Mediobanca SpA (Italy)	24,619	160,231
Mizrahi Tefahot Bank Ltd. (Israel)	409	5,202
Mizuho Financial Group, Inc. (Japan)	71,600	120,677
National Australia Bank Ltd. (Australia)	4,990	107,265
Natixis SA (France)	2,828	13,195
PNC Financial Services Group, Inc. (The)	183,800	16,558,542
Resona Holdings, Inc. (Japan)	6,800	28,598
Societe Generale SA (France)	10,110	349,750
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,500	152,008
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	900	29,404
SunTrust Banks, Inc.	94,100	4,121,580
Wells Fargo & Co.	346,112	15,325,839
Westpac Banking Corp. (Australia)	650	14,789

		143,067,298

Beverages — 1.3%
Anheuser-Busch InBev NV (Belgium)	790	103,892
Asahi Group Holdings Ltd. (Japan)	1,100	40,070
Coca-Cola Amatil Ltd. (Australia)	32,744	258,192
Coca-Cola Co. (The)	57,400	2,429,168
Coca-Cola European Partners PLC (United Kingdom)	644	25,644
Coca-Cola HBC AG (Switzerland)	542	12,592
Diageo PLC (United Kingdom)	16,817	481,696
Dr. Pepper Snapple Group, Inc.	149,500	13,650,845
PepsiCo, Inc.	320,120	34,819,452

		51,821,551

Biotechnology — 2.2%
Actelion Ltd. (Switzerland)	299	51,887
Amgen, Inc.	153,408	25,589,988
Biogen Idec, Inc.*	59,000	18,468,770
Celgene Corp.*	192,100	20,080,213
Gilead Sciences, Inc.	267,700	21,180,424
Shire PLC (Ireland)	2,618	169,287

		85,540,569

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	47,000	303,900
Cie de Saint-Gobain (France)	1,371	59,323
Continental Building Products, Inc.*	54,600	1,146,054
Universal Forest Products, Inc.	24,800	2,442,552

		3,951,829

Capital Markets — 1.1%
3i Group PLC (United Kingdom)	35,139	296,270
Aberdeen Asset Management PLC (United Kingdom)	2,747	11,594
Ameriprise Financial, Inc.	45,100	4,499,627
ASX Ltd. (Australia)	4,557	168,829
Goldman Sachs Group, Inc. (The)	121,100	19,529,797
Invesco Ltd.	66,500	2,079,455
Japan Exchange Group, Inc. (Japan)	1,600	25,018
Macquarie Group Ltd. (Australia)	5,692	359,988
Morgan Stanley	297,000	9,521,820
Partners Group Holding AG (Switzerland)	50	25,262
Raymond James Financial, Inc.	116,400	6,775,644
Schroders PLC (United Kingdom)	406	14,178

		43,307,482

Chemicals — 1.0%
Air Products & Chemicals, Inc.	84,500	12,703,730
Arkema SA (France)	201	18,609
Asahi Kasei Corp. (Japan)	3,000	23,908
BASF SE (Germany)	2,238	191,630
Celanese Corp. Series A	143,800	9,571,328
Covestro AG (Germany), 144A	551	32,607
Daicel Corp. (Japan)	10,100	127,634
Evonik Industries AG (Germany)	4,396	148,824
GCP Applied Technologies, Inc.*	26,600	753,312
Givaudan SA (Switzerland)	63	128,439
Hitachi Chemical Co. Ltd. (Japan)	300	6,893
K+S AG (Germany)	2,715	51,555
Kuraray Co. Ltd. (Japan)	1,000	14,835
LyondellBasell Industries NV (Class A Stock)	200,100	16,140,066
Mitsubishi Chemical Holdings Corp. (Japan)	3,600	22,570
Mitsubishi Gas Chemical Co., Inc. (Japan)	500	7,159
Mitsui Chemicals, Inc. (Japan)	2,000	9,514
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	83,727
Sika AG (Switzerland)	5	24,361
Solvay SA (Belgium)	214	24,797
Sumitomo Chemical Co. Ltd. (Japan)	4,000	17,774
Teijin Ltd. (Japan)	400	7,760
Toray Industries, Inc. (Japan)	4,000	38,958
Yara International ASA (Norway)	6,957	231,828

		40,381,818

Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	25,900	740,740
Steelcase, Inc. (Class A Stock)	169,600	2,355,744

		3,096,484

Communications Equipment — 0.7%
Cisco Systems, Inc.	609,800	19,342,856
F5 Networks, Inc.*	38,400	4,786,176
Juniper Networks, Inc.	41,600	1,000,896
NETGEAR, Inc.*	18,500	1,119,065

		26,248,993

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	828	25,029
Argan, Inc.	12,500	739,875
EMCOR Group, Inc.	42,200	2,515,964
Kajima Corp. (Japan)	35,000	244,926
Obayashi Corp. (Japan)	26,200	259,872
Shimizu Corp. (Japan)	6,000	53,625
Taisei Corp. (Japan)	3,000	22,507
Vinci SA (France)	1,456	111,499

		3,973,297

Construction Materials
Fletcher Building Ltd. (New Zealand)	1,986	15,553
HeidelbergCement AG (Germany)	406	38,397
James Hardie Industries PLC (Ireland)	1,330	20,823

		74,773

Consumer Finance — 0.4%
Capital One Financial Corp.	99,000	7,111,170
Discover Financial Services	42,100	2,380,755
Navient Corp.	283,700	4,105,139
Synchrony Financial	121,100	3,390,800

		16,987,864

Containers & Packaging — 0.3%
Amcor Ltd. (Australia)	3,536	41,185
Crown Holdings, Inc.*	99,600	5,686,164
Greif, Inc. (Class A Stock)	46,000	2,281,140
Owens-Illinois, Inc.*	151,400	2,784,246

		10,792,735

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	211,200	30,512,064
Challenger Ltd. (Australia)	1,686	13,202
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	63,800	292,774
ORIX Corp. (Japan)	9,000	132,774

		30,950,814

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	991,320	40,257,505
Deutsche Telekom AG (Germany)	9,402	157,959
Koninklijke KPN NV (Netherlands)	10,414	34,551
Nippon Telegraph & Telephone Corp. (Japan)	7,700	352,167
Orange SA (France)	5,798	90,841
Spark New Zealand Ltd. (New Zealand)	33,017	86,865
Telecom Italia SpA, RSP (Italy)*	326,389	221,568
Telecom Italia SpA (Italy)*	30,117	25,025
Telefonica SA (Spain)	12,752	128,962
TPG Telecom Ltd. (Australia)	1,000	6,636
Verizon Communications, Inc.	708,888	36,847,998

		78,210,077

Electric Utilities — 1.2%
American Electric Power Co., Inc.	236,500	15,185,665
AusNet Services (Australia)	5,286	6,663
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	1,000	8,625
Chubu Electric Power Co., Inc. (Japan)	1,900	27,646
Chugoku Electric Power Co., Inc. (The) (Japan)	800	10,059
CLP Holdings Ltd. (Hong Kong)	4,500	46,607
EDP-Energias de Portugal SA (Portugal)	28,232	94,747
Electricite de France (France)	763	9,287

Enel SpA (Italy)	81,879	364,914
Entergy Corp.	123,700	9,491,501
Exelon Corp.	193,200	6,431,628
Hokuriku Electric Power Co. (Japan)	400	4,874
Iberdrola SA (Spain)	16,274	110,654
Kansai Electric Power Co., Inc. (The) (Japan)*	2,000	18,195
Kyushu Electric Power Co., Inc. (Japan)	1,200	11,264
PPL Corp.	394,300	13,630,951
Red Electrica Corp. SA (Spain)	1,262	27,230
Shikoku Electric Power Co., Inc. (Japan)	1,200	11,867
SSE PLC (United Kingdom)	2,935	59,597
Tohoku Electric Power Co., Inc. (Japan)	1,300	16,953
Tokyo Electric Power Co., Inc. (Japan)*	4,200	18,194

		45,587,121

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	18,419	415,127
Eaton Corp. PLC	134,600	8,844,566
Emerson Electric Co.(a)	208,300	11,354,433
OSRAM Licht AG (Germany)	278	16,332
Regal Beloit Corp.	14,500	862,605
Vestas Wind Systems A/S (Denmark)	3,342	276,061

		21,769,124

Electronic Equipment, Instruments & Components
Hitachi High-Technologies Corp. (Japan)	2,300	92,071
Hitachi Ltd. (Japan)	15,000	70,299
Kyocera Corp. (Japan)	900	43,248
TDK Corp. (Japan)	400	26,800

		232,418

Energy Equipment & Services — 0.2%
Diamond Offshore Drilling, Inc.(a)	82,600	1,454,586
Ensco PLC (Class A Stock)	729,800	6,203,300

		7,657,886

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	26,300	2,980,579
Apple Hospitality REIT, Inc.	55,400	1,025,454
Crown Castle International Corp.	36,400	3,429,244
Dexus Property Group (Australia)	35,684	250,808
Forest City Realty Trust, Inc. (Class A Stock)	161,000	3,723,930
Franklin Street Properties Corp.	82,100	1,034,460
GEO Group, Inc. (The)(a)	215,400	5,122,212
Goodman Group (Australia)	5,241	29,374
HCP, Inc.(a)	348,000	13,206,600
Klepierre (France)	671	30,801
Link REIT (The) (Hong Kong)	42,000	310,048
Mirvac Group (Australia)	38,436	66,264
Prologis, Inc.	153,400	8,213,036
Ryman Hospitality Properties, Inc.	28,300	1,362,928
Segro PLC (United Kingdom)	2,526	14,840
Simon Property Group, Inc.	33,100	6,852,031
Suntec Real Estate Investment Trust (Singapore)	7,000	8,827
VEREIT, Inc.	451,100	4,677,907

		52,339,343

Food & Staples Retailing — 1.0%
Carrefour SA (France)	1,031	26,732
Distribuidora Internacional de Alimentacion SA (Spain)	1,871	11,586

ICA Gruppen AB (Sweden)	8,166	269,751
J. Sainsbury PLC (United Kingdom)	92,828	295,661
Kroger Co. (The)	445,700	13,228,376
METRO AG (Germany)	7,306	217,470
Wal-Mart Stores, Inc.	362,600	26,150,712
Wesfarmers Ltd. (Australia)	408	13,832

		40,214,120

Food Products — 1.4%
Bunge Ltd.	156,400	9,263,572
ConAgra Foods, Inc.	206,600	9,732,926
Fresh Del Monte Produce, Inc.	13,800	826,620
General Mills, Inc.	162,500	10,380,500
J.M. Smucker Co. (The)	16,600	2,249,964
Marine Harvest ASA (Norway)	16,965	304,320
MEIJI Holdings Co. Ltd. (Japan)	300	29,787
Nestle SA (Switzerland)	7,545	595,784
Orkla ASA (Norway)	2,354	24,376
Sanderson Farms, Inc.(a)	32,000	3,082,560
Tate & Lyle PLC (United Kingdom)	1,387	13,463
Tyson Foods, Inc. (Class A Stock)	246,300	18,391,221
WH Group Ltd. (Hong Kong), 144A	350,000	282,885
Wilmar International Ltd. (Singapore)	6,000	14,245

		55,192,223

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	11,764	241,846
Tokyo Gas Co. Ltd. (Japan)	5,000	22,245
UGI Corp.	117,000	5,293,080

		5,557,171

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	423,300	17,901,357
Baxter International, Inc.(a)	310,900	14,798,840
Becton Dickinson and Co.	82,900	14,899,617
Boston Scientific Corp.*	110,300	2,625,140
C.R. Bard, Inc.	38,300	8,589,924
Edwards Lifesciences Corp.*	9,400	1,133,264
Hologic, Inc.*	297,000	11,532,510
Intuitive Surgical, Inc.*	5,400	3,914,082

		75,394,734

Health Care Providers & Services — 1.7%
Alfresa Holdings Corp. (Japan)	12,800	271,032
Anthem, Inc.	123,200	15,438,192
Express Scripts Holding Co.*	236,700	16,694,451
Fresenius SE & Co. KGaA (Germany)	244	19,491
McKesson Corp.	39,300	6,553,275
Medipal Holdings Corp. (Japan)	16,700	289,480
Ramsay Health Care Ltd. (Australia)	417	25,374
Ryman Healthcare Ltd. (New Zealand)	1,106	7,764
Sonic Healthcare Ltd. (Australia)	849	14,377
UnitedHealth Group, Inc.	199,400	27,916,000

		67,229,436

Hotels, Restaurants & Leisure — 0.7%
Aristocrat Leisure Ltd. (Australia)	24,712	300,669
Compass Group PLC (United Kingdom)	9,221	178,579
Extended Stay America, Inc.(a)	101,200	1,437,040
McDonald’s Corp.	198,400	22,887,424

Paddy Power Betfair PLC (Ireland)	2,139	241,871
Tui AG (Germany)	1,434	20,377
Wyndham Worldwide Corp.(a)	13,200	888,756

		25,954,716

Household Durables — 0.4%
D.R. Horton, Inc.	394,200	11,904,840
Electrolux AB (Sweden) (Class B Stock)	8,660	216,905
Iida Group Holdings Co. Ltd. (Japan)	13,700	275,681
Lennar Corp. (Class A Stock)(a)	22,800	965,352
Nikon Corp. (Japan)	1,000	14,934
Panasonic Corp. (Japan)	6,400	64,010
Sekisui House Ltd. (Japan)	1,700	28,963
TRI Pointe Group, Inc.*	206,500	2,721,670

		16,192,355

Household Products — 1.4%
Colgate-Palmolive Co.	265,000	19,647,100
Henkel AG & Co. KGaA (Germany)	304	35,457
Kimberly-Clark Corp.	125,600	15,843,184
Procter & Gamble Co. (The)	205,605	18,453,049
Reckitt Benckiser Group PLC (United Kingdom)	2,034	191,489

		54,170,279

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	945,000	12,143,250
Electric Power Development Co. Ltd. (Japan)	400	9,614

		12,152,864

Industrial Conglomerates — 1.4%
3M Co.	89,800	15,825,454
Carlisle Cos., Inc.	54,300	5,569,551
CK Hutchison Holdings Ltd. (Hong Kong)	8,000	102,258
DCC PLC (United Kingdom)	259	23,532
General Electric Co.(a)	387,592	11,480,475
Honeywell International, Inc.	177,900	20,741,361
NWS Holdings Ltd. (Hong Kong)	18,000	30,164
Siemens AG (Germany)	2,314	271,342
Toshiba Corp. (Japan)*	12,000	40,001

		54,084,138

Insurance — 1.1%
Aflac, Inc.(a)	154,600	11,111,102
AIA Group Ltd. (Hong Kong)	36,400	244,781
Allianz SE (Germany)	1,386	205,975
Allstate Corp. (The)	210,400	14,555,472
Assicurazioni Generali SpA (Italy)	3,595	43,873
Assured Guaranty Ltd.	36,500	1,012,875
AXA SA (France)	5,568	118,388
Legal & General Group PLC (United Kingdom)	115,568	327,521
Mapfre SA (Spain)	8,291	23,197
Medibank Pvt Ltd. (Australia)	8,237	15,691
MetLife, Inc.	174,500	7,753,035
MS&AD Insurance Group Holdings, Inc. (Japan)	1,400	39,020
NN Group NV (Netherlands)	4,426	135,881
Poste Italiane SpA (Italy), 144A	1,525	10,463
RSA Insurance Group PLC (United Kingdom)	3,056	21,583
Suncorp Group Ltd. (Australia)	3,899	36,375
Swiss Life Holding AG (Switzerland)	971	251,802
Swiss Re AG (Switzerland)	1,017	91,854

Unum Group	25,700	907,467
XL Group Ltd. (Ireland)	224,800	7,560,024
Zurich Insurance Group AG (Switzerland)	406	104,705

		44,571,084

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	53,700	44,963,547
Start Today Co. Ltd. (Japan)	300	5,162

		44,968,709

Internet Software & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	34,200	27,498,852
Alphabet, Inc. (Class C Stock)*	38,682	30,067,132
eBay, Inc.*	523,000	17,206,700
Facebook, Inc. (Class A Stock)*	362,400	46,485,048

		121,257,732

IT Services — 1.8%
Accenture PLC (Class A Stock)	177,100	21,636,307
Amadeus IT Holding SA (Spain) (Class A Stock)	5,242	261,645
Atos SE (France)	640	68,902
Booz Allen Hamilton Holding Corp.	57,800	1,827,058
Cap Gemini SA (France)	1,251	122,653
Cardtronics PLC (Class A Stock)*(a)	60,700	2,707,220
Cognizant Technology Solutions Corp. (Class A Stock)*	267,900	12,781,509
First Data Corp. (Class A Stock)*	589,900	7,763,084
Fiserv, Inc.*	19,700	1,959,559
Fujitsu Ltd. (Japan)	6,000	32,290
MasterCard, Inc. (Class A Stock)	193,100	19,651,787
Worldpay Group PLC (United Kingdom), 144A	37,650	144,358

		68,956,372

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	3,700	113,250
Sankyo Co. Ltd. (Japan)	100	3,416
Sega Sammy Holdings, Inc. (Japan)	1,100	15,691
Smith & Wesson Holding Corp.*(a)	229,800	6,110,382
Yamaha Corp. (Japan)	400	12,949

		6,255,688

Life Sciences Tools & Services — 0.2%
QIAGEN NV*	644	17,757
Thermo Fisher Scientific, Inc.	33,400	5,312,604
VWR Corp.*	25,900	734,524

		6,064,885

Machinery — 0.7%
Amada Co. Ltd. (Japan)	900	9,362
Atlas Copco AB (Sweden) (Class A Stock)	9,901	298,065
Atlas Copco AB (Sweden) (Class B Stock)	1,137	31,068
Illinois Tool Works, Inc.(a)	44,900	5,380,816
Ingersoll-Rand PLC	61,300	4,164,722
Kone OYJ (Finland) (Class B Stock)	4,402	223,478
Stanley Black & Decker, Inc.	112,400	13,822,952
Volvo AB (Sweden) (Class B Stock)	4,702	53,687
Wabash National Corp.*(a)	221,900	3,159,856

		27,144,006

Marine
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	10	14,050

Media — 1.4%
Comcast Corp. (Class A Stock)	426,473	28,292,219
Discovery Communications, Inc. (Class C Stock)*	79,500	2,091,645
Pearson PLC (United Kingdom)	2,483	24,273
Publicis Groupe SA (France)	50	3,783
RTL Group SA (Luxembourg)	111	9,221
Time Warner, Inc.	13,100	1,042,891
Twenty-First Century Fox, Inc. (Class A Stock)	325,100	7,873,922
Twenty-First Century Fox, Inc. (Class B Stock)	51,700	1,279,058
Walt Disney Co. (The)	134,200	12,461,812
WPP PLC (United Kingdom)	15,653	367,932

		53,446,756

Metals & Mining — 0.7%
BHP Billiton Ltd. (Australia)	9,166	158,778
Boliden AB (Sweden)	13,274	312,001
Fortescue Metals Group Ltd. (Australia)	69,108	264,516
Fresnillo PLC (Mexico)	3,837	90,031
Mitsubishi Materials Corp. (Japan)	300	8,206
Newmont Mining Corp.	368,200	14,466,578
Norsk Hydro ASA (Norway)	4,020	17,382
Nucor Corp.(a)	23,400	1,157,130
Rio Tinto PLC (United Kingdom)	2,275	75,612
Steel Dynamics, Inc.	380,500	9,508,695
Voestalpine AG (Austria)	5,447	188,309

		26,247,238

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp.	229,400	3,658,930

Multi-Utilities — 0.2%
DTE Energy Co.	27,300	2,557,191
National Grid PLC (United Kingdom)	13,495	190,587
Public Service Enterprise Group, Inc.	150,600	6,305,622

		9,053,400

Multiline Retail — 0.7%
Dollar General Corp.	141,600	9,910,584
Harvey Norman Holdings Ltd. (Australia)	1,628	6,517
Macy’s, Inc.	387,600	14,360,580
Target Corp.(a)	43,000	2,953,240

		27,230,921

Oil, Gas & Consumable Fuels — 3.6%
BP PLC (United Kingdom)	58,039	338,292
Caltex Australia Ltd. (Australia)	792	20,940
Chevron Corp.	84,000	8,645,280
ConocoPhillips	258,000	11,215,260
Energen Corp.	31,300	1,806,636
EOG Resources, Inc.	137,900	13,336,309
Exxon Mobil Corp.	385,116	33,612,924
Galp Energia SGPS SA (Portugal)	20,128	274,988
Kinder Morgan, Inc.	693,500	16,040,655
Marathon Petroleum Corp.	259,600	10,537,164
Neste OYJ (Finland)	6,813	290,617
PBF Energy, Inc. (Class A Stock)(a)	184,500	4,177,080
Phillips 66(a)	209,000	16,834,950
Rice Energy, Inc.*	174,600	4,558,806

Royal Dutch Shell PLC (Netherlands) (Class A Stock)	13,069	325,128
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	11,445	296,718
Statoil ASA (Norway)	3,433	57,634
Tesoro Corp.	160,400	12,761,424
Total SA (France)	6,410	304,865
Valero Energy Corp.	104,300	5,527,900

		140,963,570

Paper & Forest Products
Stora Enso OYJ (Finland) (Class R Stock)	1,619	14,382
UPM-Kymmene OYJ (Finland)	10,502	221,746

		236,128

Personal Products
Kao Corp. (Japan)	2,800	158,306
Unilever NV (United Kingdom)	7,349	338,594
Unilever PLC (United Kingdom)	1,353	64,024

		560,924

Pharmaceuticals — 3.1%
Allergan PLC*	93,900	21,626,109
Astellas Pharma, Inc. (Japan)	20,200	315,505
AstraZeneca PLC (United Kingdom)	3,648	236,214
Bayer AG (Germany)	4,923	494,421
Bristol-Myers Squibb Co.	154,000	8,303,680
Daiichi Sankyo Co. Ltd. (Japan)	1,800	43,251
GlaxoSmithKline PLC (United Kingdom)	14,610	311,170
Jazz Pharmaceuticals PLC*	45,400	5,515,192
Johnson & Johnson	369,398	43,636,986
Mallinckrodt PLC*	199,200	13,900,176
Merck & Co., Inc.(a)	50,300	3,139,223
Mitsubishi Tanabe Pharma Corp. (Japan)	4,100	87,816
Novartis AG (Switzerland)	6,701	528,845
Novo Nordisk A/S (Denmark) (Class B Stock)	5,468	227,899
Pfizer, Inc.	649,397	21,995,076
Roche Holding AG (Switzerland)	3,009	747,732
Sanofi (France)	3,424	260,742
Shionogi & Co. Ltd. (Japan)	800	40,987
Taro Pharmaceutical Industries Ltd.*	100	11,051
Teva Pharmaceutical Industries Ltd. (Israel)	2,675	124,160

		121,546,235

Professional Services — 0.2%
Insperity, Inc.	11,900	864,416
Intertek Group PLC (United Kingdom)	1,912	86,314
Randstad Holding NV (Netherlands)	344	15,643
RELX PLC (United Kingdom)	15,162	287,523
Robert Half International, Inc.	167,800	6,352,908
Wolters Kluwer NV (Netherlands)	913	39,032

		7,645,836

Real Estate Management & Development — 0.3%
Daito Trust Construction Co. Ltd. (Japan)	1,400	223,915
Daiwa House Industry Co. Ltd. (Japan)	1,600	43,912
Deutsche Wohnen AG (Germany)	1,017	37,007
Henderson Land Development Co. Ltd. (Hong Kong)	3,561	21,248
Hulic Co. Ltd. (Japan)	1,800	18,391
Jones Lang LaSalle, Inc.	83,700	9,524,223
Kerry Properties Ltd. (Hong Kong)	7,000	22,997
Mitsubishi Estate Co. Ltd. (Japan)	4,000	75,066

New World Development Co. Ltd. (Hong Kong)	62,000	81,300
Sun Hung Kai Properties Ltd. (Hong Kong)	4,000	60,811
Wharf Holdings Ltd. (The) (Hong Kong)	25,000	183,414
Wheelock & Co. Ltd. (Hong Kong)	6,000	35,639

		10,327,923

Road & Rail — 0.1%
Central Japan Railway Co. (Japan)	1,700	291,048
CSX Corp.	33,300	1,015,650
East Japan Railway Co. (Japan)	900	81,238
Hankyu Hanshin Holdings, Inc. (Japan)	700	24,135
Nippon Express Co. Ltd. (Japan)	3,000	14,025
Tokyu Corp. (Japan)	3,000	22,885
Union Pacific Corp.	8,400	819,252
West Japan Railway Co. (Japan)	400	24,814

		2,293,047

Semiconductors & Semiconductor Equipment — 2.4%
Applied Materials, Inc.	486,200	14,658,930
Intel Corp.	892,800	33,703,200
QUALCOMM, Inc.	363,100	24,872,350
Texas Instruments, Inc.	284,900	19,994,282
Tokyo Electron Ltd. (Japan)	400	35,354

		93,264,116

Software — 2.7%
Adobe Systems, Inc.*	150,300	16,313,562
Citrix Systems, Inc.*	131,100	11,172,342
Intuit, Inc.	137,300	15,104,373
Konami Holdings Corp. (Japan)	6,300	243,434
Manhattan Associates, Inc.*	45,600	2,627,472
Microsoft Corp.	607,000	34,963,200
Mobileye NV*(a)	500	21,285
NICE Ltd. (Israel)	186	12,385
Oracle Corp.	612,600	24,062,928
Sage Group PLC (The) (United Kingdom)	8,348	79,762
SAP SE (Germany)	1,748	159,860

		104,760,603

Specialty Retail — 1.3%
Bed Bath & Beyond, Inc.(a)	61,600	2,655,576
Best Buy Co., Inc.(a)	162,500	6,204,250
Express, Inc.*	326,300	3,847,077
Francesca’s Holdings Corp.*(a)	173,100	2,670,933
GNC Holdings, Inc. (Class A Stock)	165,100	3,371,342
Home Depot, Inc. (The)	118,900	15,300,052
Industria de Diseno Textil SA (Spain)	8,614	319,391
Kingfisher PLC (United Kingdom)	6,911	33,719
Nitori Holdings Co. Ltd. (Japan)	800	95,898
Penske Automotive Group, Inc.(a)	39,500	1,903,110
Ross Stores, Inc.	140,700	9,047,010
Staples, Inc.	369,600	3,160,080

		48,608,438

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	606,400	68,553,520
Brother Industries Ltd. (Japan)	14,100	247,900
FUJIFILM Holdings Corp. (Japan)	1,300	48,156
Hewlett Packard Enterprise Co.	476,000	10,829,000
HP, Inc.	639,900	9,937,647

NEC Corp. (Japan)	97,000	250,186

		89,866,409

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany)	1,340	233,060
PVH Corp.	45,600	5,038,800
Swatch Group AG (The) (Switzerland)	140	7,795

		5,279,655

Tobacco — 1.2%
Altria Group, Inc.	454,600	28,744,358
British American Tobacco PLC (United Kingdom)	9,714	619,517
Imperial Brands PLC (United Kingdom)	3,328	171,294
Japan Tobacco, Inc. (Japan)	6,500	266,079
Reynolds American, Inc.	323,800	15,267,170

		45,068,418

Trading Companies & Distributors
Ashtead Group PLC (United Kingdom)	1,439	23,649
ITOCHU Corp. (Japan)	16,000	201,433
Mitsubishi Corp. (Japan)	4,700	107,141
Mitsui & Co. Ltd. (Japan)	21,600	299,352
Wolseley PLC (Switzerland)	772	43,419

		674,994

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	1,866	29,071
Aena SA (Spain), 144A	196	28,932
Atlantia SpA (Italy)	1,200	30,477
Auckland International Airport Ltd. (New Zealand)	2,752	14,750
Hutchison Port Holdings Trust (Hong Kong)	15,000	6,675
Sydney Airport (Australia)	3,216	17,238
Transurban Group (Australia)	5,990	52,349

		179,492

Wireless Telecommunication Services
KDDI Corp. (Japan)	5,600	173,500
NTT DOCOMO, Inc. (Japan)	6,000	152,418
SoftBank Corp. (Japan)	2,800	181,464
Vodafone Group PLC (United Kingdom)	77,401	221,979

		729,361

TOTAL COMMON STOCKS (cost $1,864,933,833)		2,319,093,686

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $327,920)	5,850	345,911

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	155	11,440
Volkswagen AG (Germany) (PRFC)	2,408	317,213

		328,653

Banks
Citigroup Capital XIII, 7.008%, (Capital Security, fixed to floating preferred)(b)	22,000	579,480

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	229	31,167

TOTAL PREFERRED STOCKS (cost $868,665)		939,300

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.3%
Collateralized Loan Obligations — 1.5%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876	%(b)	04/20/25	2,550	2,535,451
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.380	%(b)	01/15/28	2,500	2,493,462
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A (original cost $1,488,600; purchased 02/21/14)(c)(d)	2.243	%(b)	04/28/26	1,500	1,506,365
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280	%(b)	10/15/26	2,500	2,497,850
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.229	%(b)	04/18/27	1,000	1,000,709
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220	%(b)	10/15/26	750	753,616
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279	%(b)	10/17/26	250	249,718
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209	%(b)	04/18/27	1,250	1,248,740
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880	%(b)	07/15/24	1,200	1,192,758
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.209	%(b)	07/18/27	750	750,471
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829	%(b)	04/17/25	2,100	2,084,764
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.246	%(b)	04/20/26	2,200	2,201,327
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.496	%(b)	04/20/26	450	441,438
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.189	%(b)	10/18/26	500	498,798
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.166	%(b)	01/20/26	2,300	2,302,607
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079	%(b)	01/17/26	500	499,210
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.150	%(b)	10/15/26	1,250	1,250,896
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.228	%(b)	05/05/27	250	249,645
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	1,000	991,851
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(b)	04/15/27	500	499,934
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.407	%(b)	05/15/26	300	299,776
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179	%(b)	04/18/26	750	749,443
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A (original cost $2,998,470; purchased 06/13/14)(c)(d)	2.135	%(b)	07/25/26	3,000	2,999,933
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A (original cost $4,542,200; purchased 04/16/14-01/21/15)(c)(d)	2.160	%(b)	04/15/26	4,550	4,564,853
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A (original cost $497,152; purchased 12/04/14)(c)(d)	2.129	%(b)	01/18/27	500	500,871

OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852	%(b)	07/22/25	1,200	1,194,677
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	2.150	%(b)	12/15/22	278	277,710
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.061	%(b)	02/20/25	250	249,565
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125	%(b)	07/25/26	1,000	1,000,353
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.159	%(b)	07/17/26	800	801,576
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	498,126
Shackleton CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.288	%(b)	05/07/26	1,250	1,254,510
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(b)	04/15/25	3,200	3,163,585
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.454	%(b)	08/17/22	500	499,261
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396	%(b)	10/20/23	1,100	1,102,042
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.322	%(b)	01/22/27	2,250	2,250,394
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(b)	04/20/27	250	250,336
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.434	%(b)	10/25/28	3,250	3,251,290
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800	%(b)	07/15/25	2,700	2,686,178
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.326	%(b)	04/20/26	3,000	3,014,459
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820	%(b)	04/15/24	1,850	1,838,416
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.196	%(b)	04/20/26	1,850	1,845,427
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	507,400

					60,049,791

Non-Residential Mortgage-Backed Securities — 2.4%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.324	%(b)	05/15/20	3,900	3,895,495
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.267	%(b)	04/08/19	2,641	2,646,814
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.217	%(b)	10/08/19	3,900	3,908,268
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.077	%(b)	11/08/19	1,000	1,001,672
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,699,571
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	6,059,843
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,756,519
Chase Issuance Trust, Series 2007-C1, Class C1	0.984	%(b)	04/15/19	7,900	7,897,827
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	2,700	2,703,176

Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,000	2,038,881
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	3,200	3,271,617
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	5,400	5,524,685
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,300	3,328,379
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A (original cost $1,800,000; purchased 05/13/15)(c)(d)	1.024	%(b)	05/15/20	1,800	1,793,908
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.374	%(b)	05/17/21	2,300	2,303,963
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,300	4,357,579
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,400	3,435,243
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	3,015,080
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	1,556	1,562,074
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,716,661
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.224	%(b)	12/17/18	751	752,114
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.274	%(b)	12/17/18	1,321	1,322,792
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,606	1,609,254
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	1,725	1,733,741
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	3,071	3,124,024
SpringCastle America Funding LLC, Series 2016-AA. Class A, 144A(e)	3.050%		04/25/29	3,100	3,123,839
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,867,395
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	687	679,339
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,712,875
Verizon Owner Trust, Series 2016-1A, Class A, 144A	1.420%		01/20/21	1,600	1,603,681

					91,446,309

Residential Mortgage-Backed Securities — 0.4%
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.680	%(b)	08/26/36	1,264	1,163,208
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.175	%(b)	03/25/33	175	167,372
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.799	%(b)	07/25/35	300	286,554
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.819	%(b)	07/25/34	273	259,855
GSAMP Trust, Series 2004-HE2, Class A3C	1.684	%(b)	09/25/34	495	489,566
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.319	%(b)	06/25/34	445	431,313
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.725	%(b)	05/25/33	299	290,633
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.470	%(b)	06/25/34	678	645,236
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.575	%(b)	12/27/33	566	553,521

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.425	%(b)	07/25/32	245	236,675
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.800	%(b)	09/25/32	3,548	3,409,691
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.290	%(b)	02/25/34	635	594,627
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	2,247	2,269,955
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,245	1,244,895
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,925	3,935,092

					15,978,193

TOTAL ASSET-BACKED SECURITIES (cost $166,240,476)					167,474,293

BANK LOANS(b) — 0.2%
Food
ARAMARK Corp.	3.325%		02/24/21	467	468,783

Health Care & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.588%		11/09/20	1,542	1,547,026

Media & Entertainment
Nielsen Finance LLC	2.763%		05/30/17	751	751,314

Technology — 0.1%
Avago Technologies Cayman Finance Ltd. (Singapore)	3.768%		02/01/23	907	917,991
Dell International LLC	2.854%		12/31/18	600	595,928
Dell International LLC	4.000%		09/07/23	815	819,415
First Data Corp.	4.525%		03/24/21	1,056	1,061,785
TransUnion LLC	3.588%		04/09/21	488	488,723
Western Digital Corp.	4.596%		04/29/23	874	883,094

					4,766,936

Telecommunications
T-Mobile USA, Inc.	3.602%		11/09/22	1,027	1,033,841

TOTAL BANK LOANS (cost $8,449,041)					8,567,900

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	4,000	4,163,226
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.586	%(b)	04/10/49	4,344	4,373,244
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.711	%(b)	12/10/49	1,000	1,018,136
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,142,446
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,969,925
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,996,033
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	4,900	5,273,336
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	5,000	5,162,979
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	6,500	6,770,759

Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(b)	12/11/49	6,000	6,057,199
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,026,364
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,769,798
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,777,265
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	3,010,458
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	5,000	5,340,452
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,365,175
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,495,231
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,221,620
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.550	%(b)	09/10/35	1,100	1,190,778
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,763,041
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	6,500	7,021,303
Fannie Mae-Aces, Series 2015-M17, Class A2	2.940	%(b)	11/25/25	3,900	4,168,468
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	2,400	2,385,868
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,700,209
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,076,163
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.580	%(b)	05/25/22	24,618	1,648,182
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.617	%(b)	06/25/22	6,967	487,129
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,800	6,330,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,656,784
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	7,520	8,179,246
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	5,615	6,181,000
FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class A2	2.995%		12/25/25	4,750	5,102,472
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.503	%(b)	03/25/26	28,017	2,913,599
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.892	%(b)	05/25/19	18,692	701,290
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.816	%(b)	07/25/19	20,051	784,476
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(b)	05/25/25	2,500	2,687,807
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,198,002
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	6,266,987
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,496,204
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	6,189,419
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	961	984,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,750,762
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	4,077,403
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,976	2,030,856

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,440,895
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	207	207,306
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,572,302
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,392,845
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	10,400	10,396,330
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,766,122
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	4,062,379
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,879,895
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	3,645	3,677,846
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,206	1,235,537
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	6,000	6,360,721
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	8,000	8,150,400

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $194,325,207)					200,048,713

CORPORATE BONDS — 10.0%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,674,874
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	930	1,089,730
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,062,259
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	380,685

					5,207,548

Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	3,112	3,189,487
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	37	38,009
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	547	624,921
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	592	635,384
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	615	657,857
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	274	324,300
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	408	429,284
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	828	886,338

					6,785,580

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,430	1,481,480
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	390	411,462

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,255	1,338,893
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	914,418
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,646,435
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.850%		01/15/21	4,705	4,870,941
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	452,823
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	745,387

					11,861,839

Banks — 2.6%
Bank of America Corp., Jr. Sub. Notes	6.300	%(b)	12/31/49	445	483,381
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,330	2,710,305
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,117,819
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	780	807,431
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	1,050,672
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,142,775
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	3,880	4,164,043
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	2,072,772
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	07/29/49	2,200	2,244,000
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	946,257
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	526,529
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,645,076
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,560	4,841,265
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/31/49	2,205	2,245,065
Citigroup, Inc., Jr. Sub. Notes	6.125	%(b)	12/31/49	1,375	1,430,000
Citigroup, Inc., Jr. Sub. Notes	6.250	%(b)	12/31/49	625	672,656
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	2,440	2,575,242
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	2,450	2,705,871
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,116,214
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	2,056,319
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,268,453
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	1,640	1,604,250
Dexia Credit Local SA (France), Govt. Liquid Gtd. Notes, 144A	1.875%		09/15/21	1,250	1,248,215
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	1,036,492
Discover Bank, Sub. Notes	7.000%		04/15/20	570	650,041
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(b)	12/29/49	740	758,500
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/29/49	2,215	2,226,015
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,240,154
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,010	1,060,528
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,320,015
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,204,771
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	353,045
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	132,424
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,111,916
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,133,160
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/29/49	1,275	1,346,719
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(b)	04/29/49	2,000	2,055,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,175,935
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,974,222
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	576,871
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,089,250
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,158,140
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	20,867
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/29/49	840	842,806

Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	1,400	1,595,909
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	940	998,366
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%	01/09/17	1,345	1,359,775
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	1,290	1,471,280
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	105	112,505
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	1,415	1,567,054
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	780	1,062,820
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	3,825	4,083,578
National City Corp., Sub. Notes	6.875%	05/15/19	3,370	3,796,066
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%	09/17/18	2,110	2,124,584
People’s United Bank, Sub. Notes	4.000%	07/15/24	465	474,798
PNC Bank NA, Sr. Unsec’d. Notes	1.950%	03/04/19	515	521,572
PNC Bank NA, Sub. Notes	3.800%	07/25/23	270	292,320
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,210	1,230,701
US Bancorp, Sub. Notes, MTN	2.950%	07/15/22	1,120	1,166,805

				102,999,614

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	855	983,056
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	225	267,701
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	2,051,240
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	403,561
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,482,250

				5,187,808

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	1,834	1,960,174
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,546,471
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	229,392

				3,736,037

Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	832,617
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(d)	5.375%	11/15/24	1,400	1,442,000

				2,274,617

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	809,748
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,500	1,719,570
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	577,585
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	45	47,679
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	347	567,118
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,173,879
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,073,283
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.450%	11/15/33	345	374,846
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,218,672
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	575,985
Westlake Chemical Corp., Gtd. Notes, 144A	4.625%	02/15/21	950	992,750

				9,131,115

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(d)	6.375%		10/15/17	1,302	1,364,364
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(d)	6.700%		06/01/34	420	557,135
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(d)	7.000%		10/15/37	380	518,260
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	485	499,550

					2,939,309

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%		02/09/45	890	850,368
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	1,085	1,115,890
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	920	961,511
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	3,925	3,956,439
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	735	748,879
Seagate HDD Cayman, Gtd. Notes(a)	3.750%		11/15/18	605	621,622

					8,254,709

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	791,469
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	1,060	1,084,792
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	345,649
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,261,832
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,560	1,602,561
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	933,642
GE Capital International Funding Co., Gtd. Notes	2.342%		11/15/20	766	786,750
GE Capital International Funding Co., Gtd. Notes	4.418%		11/15/35	3,270	3,670,134
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	584,471
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875	%(f)	02/06/12	1,715	129,483
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	6.875	%(f)	05/02/18	700	53,760
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	240	258,000
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%		07/15/24	475	494,440
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%		06/15/25	1,155	1,267,713
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,733,839

					15,998,535

Electric — 0.5%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	755,999
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	411,755
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	1,245	1,263,616
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	843,262
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%		12/01/39	220	279,798
Dominion Resources, Inc., Jr. Sub. Notes	4.104%		04/01/21	3,210	3,437,923
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	748,764
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42	570	610,969
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	455	466,375
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	345	340,688
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	821,730
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%		06/15/26	990	1,026,036
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	615	667,670
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,585,711
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	397,110
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	390,315
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	171,063

Nevada Power Co., Gen. Ref. Mtge.	6.500%	05/15/18	1,260	1,366,474
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	664,214
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	895	910,663
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	153,752
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	713,723
Southern California Edison Co., First Mortgage	3.600%	02/01/45	860	897,599
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	559,638
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	203,235

				19,688,082

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $340,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29	340	122,400

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	1,000	1,042,500

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	1,630	1,643,004
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	475	502,562
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	815	941,182

				3,086,748

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	275	286,000

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(d)	5.400%	11/01/20	290	327,937
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,886,021
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	286	316,177

				2,530,135

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	65	71,922
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	393,126

				465,048

Healthcare-Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	1,025	1,111,625
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	3,205	3,451,355
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,269	1,438,008
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	4,910	4,961,658

				10,962,646

Healthcare-Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	515	696,813
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,380	1,912,296
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	390	420,620
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	360	392,744
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	5.125%	08/15/18	221	223,210
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	650	817,041
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	670	843,379
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,665	1,752,745
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	555	578,587
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	1,100	1,160,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	400	426,500

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	197,873
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	484,341
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,580,234
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	764,987
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	201,399
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	599,007

					17,052,276

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	460,125

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	795	865,841
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,814,134

					2,679,975

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	575,257
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	2,016,913
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,147,009
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,580,352
Chubb Corp. (The), Gtd. Notes	6.375	%(b)	04/15/37	1,300	1,235,130
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	945	1,011,865
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	150,264
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	857,662
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	453,718
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,070,295
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,147	1,376,204
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	415	534,218
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	712,125
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	215,852
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,067,593
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	914,383
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	478,825
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	766,309
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,416,296
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	137,180
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	707,438
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	741,090
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,971,294
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	885	1,018,639
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	390,747
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	506,383

					26,053,041

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,095,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	596,488
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	1,027,040
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,027,438
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	495,124

					6,241,090

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,255	1,333,438
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,374,860

					2,708,298

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	647,126
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	120,848
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,529,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,047,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	922,900
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	875	1,030,557
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,386	1,676,120
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	358,664
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	737,364
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	684,274
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,340,134
Time Warner Cable, Inc., Sr. Sec’d. Notes	5.850%		05/01/17	1,710	1,752,699
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	265,478
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,887,197
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	127,600
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	46,319
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	195,587
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	450	471,124
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,085,500

					15,926,491

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250	%(b)	10/19/75	1,135	1,228,637
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	1,087,359
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	527,259
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	425	500,370

					3,343,625

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,255,466
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	207,933
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	322,344
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	298,303
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	650	979,078
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	298	399,107
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,300	1,326,000

					4,788,231

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,410	1,422,572
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	1,260	1,260,945

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,111,622
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	872,696

					4,667,835

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(h)	10/10/36	2,000	774,682
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	1,155	1,349,386
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	225	273,770
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	325	337,087
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	2,250	2,536,126
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	275	267,530
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	125	126,124
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	550	618,958
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,105,931
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	1,017,033
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,105,296
Hess Corp., Sr. Unsec’d. Notes	4.300%		04/01/27	1,275	1,284,927
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	1,008,332
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	1,200	1,184,748
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%		06/02/41	1,255	1,220,487
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	494,410
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,611,375
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	619,638

					18,935,840

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,346,808
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	3,095,289

					5,442,097

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	630	672,525
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	1,100	1,141,250
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	898,936

					2,712,711

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,228,184
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	2,035,517
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	1,058,354
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	2,010	2,135,018
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	285	311,626
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	496,836
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	420	435,229
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,380	1,460,717
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,325	1,564,960
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%		10/01/26	610	612,822
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%		10/01/46	195	194,075
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	75,954
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	120	126,287

					11,735,579

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	717	734,925
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	717,000
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	250	230,766
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,345	1,393,881
Enterprise Products Operating LLC, Gtd. Notes	3.950%	02/15/27	1,705	1,786,610
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	536,338
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,409,264
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	160,661

				6,969,445

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	83,845

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	884,469
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	719,245
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	295,375
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	244,406

				2,143,495

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	1,003,389
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	278,991
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	730	772,283
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	879,134
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,620,375
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	522,760
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	379,025
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,818,719
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,479,844
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	377,208

				10,131,728

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,497,623

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,500	1,608,750

Software — 0.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	2,210	2,344,083
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,650	1,693,327
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,175,122
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,380	1,467,978
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	997,758
Quintiles IMS, Inc., Gtd. Notes, 144A	5.000%	10/15/26	585	608,400

				10,286,668

Telecommunications — 0.4%
AT&T Corp., Gtd. Notes	8.250%	11/15/31	4	5,910
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,554,832
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	451,796
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	875	915,648
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,000	1,049,721
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	860	933,141

AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	82	91,853
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.500%	03/09/48	4	4,021
AT&T, Inc., Sr. Unsec’d. Notes, 144A	4.550%	03/09/49	844	847,436
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	400	647,543
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	2,025	2,141,095
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,056	2,162,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,256	1,406,799
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	3,452,958

				17,665,521

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	913,980
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	931,143
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	120,368

				1,965,491

TOTAL CORPORATE BONDS (cost $363,136,135)				387,660,050

MUNICIPAL BONDS — 0.4%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	2,016,955
State of California, GO, BABs	7.300%	10/01/39	1,270	1,935,670
State of California, GO, BABs	7.500%	04/01/34	475	722,912
State of California, GO, BABs	7.550%	04/01/39	245	391,302
State of California, GO, BABs	7.625%	03/01/40	215	342,185

				5,409,024

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	993,262

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,491,358

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,679,130

New York
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,489,250

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	579,907
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	358,845

				938,752

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	609,490

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	726,192

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,000	1,391,040

TOTAL MUNICIPAL BONDS (cost $10,337,315)					14,727,498

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,570	2,699,924
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	1,300	1,351,883
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	800	855,973
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	645	677,250
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	400	448,669
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, 144A	2.375%		06/04/25	400	409,804
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22	350	365,575
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22	580	643,916
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21	600	595,757
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%		04/13/21	800	807,883
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%		05/23/18	3,158	3,162,033
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%		01/21/21	1,110	1,173,825
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%		12/01/23	350	405,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	1,030	1,051,749
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,620	1,622,864
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,250	1,271,980
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	665	683,869
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	3,100	3,137,113

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,983,070)					21,365,192

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	143	143,613
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,289	1,096,288
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(b)	07/26/36	1,896	1,883,280
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.965	%(b)	02/25/35	658	645,198
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.072	%(b)	03/25/35	237	213,492
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.023	%(b)	02/25/37	553	529,690
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1(i)	2.475	%(b)	11/25/24	1,484	1,491,901
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	2.025	%(b)	02/25/25	256	256,062

Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.675	%(b)	05/25/25	1,998	2,000,425
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.675	%(b)	09/25/28	1,428	1,448,687
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.725	%(b)	10/25/28	1,891	1,917,062
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(i)	1.975	%(b)	01/25/29	1,744	1,754,138
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.425	%(b)	10/25/27	6,891	6,900,186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.875	%(b)	04/25/28	1,385	1,388,243
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.975	%(b)	07/25/28	3,576	3,594,418
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.525	%(b)	12/25/28	1,725	1,753,895
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4 M2(i)	1.824	%(b)	03/25/29	1,430	1,430,514
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.775	%(b)	11/25/28	1,600	1,640,553
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.186	%(b)	07/25/35	294	293,780
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.523	%(b)	12/01/21	751	750,655
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.523	%(b)	03/01/20	3,195	3,143,071
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(e)	2.523	%(b)	04/01/20	966	953,916
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(e)	2.490	%(b)	04/01/20	1,699	1,673,291
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(e)	2.490	%(b)	05/01/20	5,094	4,998,889
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A(e)	2.490	%(b)	07/01/20	1,628	1,591,110
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.523	%(b)	08/01/20	1,642	1,616,581
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.523	%(b)	10/01/20	1,821	1,793,503
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(e)	2.523	%(b)	11/01/20	863	848,051
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.523	%(b)	01/01/21	3,524	3,461,225
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 144A(e)	2.536	%(b)	09/01/21	2,400	2,364,750
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	40	40,301
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.052	%(b)	02/25/34	270	270,448
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	63	62,600

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $54,033,181)					53,949,816

SOVEREIGN BONDS — 0.5%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A	1.125%		08/03/19	1,600	1,598,229
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	175	186,375
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	500	541,500

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	580	608,026
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,280	2,641,950
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,500	2,352,900
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,120	1,232,180
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	1,269,972
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	950	1,120,304
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	700	737,625
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,042,467
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	600	647,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	515	563,281
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	685,100
Province of Alberta Canada (Canada), Sr. Unsec’d. Notes, 144A	2.050%		08/17/26	1,200	1,181,442
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	400	540,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	217,210
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,892,115

TOTAL SOVEREIGN BONDS (cost $18,221,698)					19,057,926

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
Federal Home Loan Banks	5.500%		07/15/36	1,080	1,565,441
Federal Home Loan Mortgage Corp.	2.500%		TBA	8,500	8,789,531
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	842	875,013
Federal Home Loan Mortgage Corp.	2.598	%(b)	12/01/35	278	293,294
Federal Home Loan Mortgage Corp.	2.875	%(b)	06/01/36	421	444,751
Federal Home Loan Mortgage Corp.(j)	3.000%		TBA	2,000	2,078,281
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,000	3,124,004
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 06/01/45	14,021	14,689,260
Federal Home Loan Mortgage Corp.(j)	3.500%		TBA	16,500	17,407,178
Federal Home Loan Mortgage Corp.	3.500%		TBA	16,000	16,859,376
Federal Home Loan Mortgage Corp.	3.500%		12/01/25 - 06/01/42	2,628	2,797,638
Federal Home Loan Mortgage Corp.(j)	4.000%		TBA	7,000	7,508,457
Federal Home Loan Mortgage Corp.	4.000%		TBA	7,000	7,500,117
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 10/01/45	6,675	7,149,159
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	9,920	10,875,480
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 06/01/39	2,556	2,809,276
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	2,789	3,156,708
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,418	1,633,675
Federal Home Loan Mortgage Corp.	6.750%		03/15/31	700	1,081,685

Federal Home Loan Mortgage Corp.	7.000%		01/01/31 - 10/01/32	188	208,821
Federal National Mortgage Assoc.	2.000%		08/01/31	2,007	2,035,429
Federal National Mortgage Assoc.	2.432	%(b)	07/01/33	262	274,081
Federal National Mortgage Assoc.	2.500%		TBA	25,250	26,004,748
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	3,303	3,393,343
Federal National Mortgage Assoc.	2.560	%(b)	06/01/37	138	138,398
Federal National Mortgage Assoc.	3.000%		TBA	30,500	31,699,745
Federal National Mortgage Assoc.	3.000%		02/01/27 - 08/01/43	39,520	41,300,920
Federal National Mortgage Assoc.	3.500%		TBA	16,500	17,410,077
Federal National Mortgage Assoc.	3.500%		07/01/27 - 07/01/43	36,836	39,050,690
Federal National Mortgage Assoc.	4.000%		TBA	16,500	17,700,118
Federal National Mortgage Assoc.(j)	4.000%		TBA	11,000	11,813,828
Federal National Mortgage Assoc.	4.000%		10/01/41 - 09/01/44	10,374	11,159,504
Federal National Mortgage Assoc.	4.500%		TBA	5,500	6,023,229
Federal National Mortgage Assoc.	4.500%		11/01/18 - 05/01/44	7,565	8,326,681
Federal National Mortgage Assoc.	5.000%		TBA	7,000	7,775,059
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	2,818	3,142,408
Federal National Mortgage Assoc.	5.500%		12/01/16 - 08/01/37	4,052	4,584,017
Federal National Mortgage Assoc.	6.000%		09/01/17 - 05/01/38	3,733	4,299,848
Federal National Mortgage Assoc.(k)	6.250%		05/15/29	1,935	2,793,792
Federal National Mortgage Assoc.	6.500%		07/01/17 - 09/01/37	1,392	1,611,333
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	630	957,989
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	168	196,148
Federal National Mortgage Assoc.(k)(l)	7.125%		01/15/30	4,210	6,580,954
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,309
Financing Corp., Strips Principal, Series A-P	1.282	%(h)	10/06/17	351	348,009
Financing Corp., Strips Principal, Series B-P	1.282	%(h)	10/06/17	555	550,500
Government National Mortgage Assoc.	3.000%		TBA	22,500	23,524,365
Government National Mortgage Assoc.	3.000%		03/15/45	2,164	2,267,926
Government National Mortgage Assoc.	3.500%		TBA	7,000	7,426,563
Government National Mortgage Assoc.(j)	3.500%		TBA	17,500	18,586,914
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	9,195	9,770,943
Government National Mortgage Assoc.	4.000%		TBA	5,000	5,357,617
Government National Mortgage Assoc.	4.000%		06/15/40 - 08/20/45	920	990,650
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,208,077
Government National Mortgage Assoc.	4.500%		04/15/40 - 02/20/41	5,757	6,326,520
Government National Mortgage Assoc.	5.000%		10/20/37 - 04/20/45	2,089	2,277,860
Government National Mortgage Assoc.	5.500%		11/15/32 - 02/15/36	1,856	2,120,999
Government National Mortgage Assoc.	6.000%		02/15/33 - 10/15/34	959	1,108,731
Government National Mortgage Assoc.	6.500%		10/15/23 - 07/15/35	1,124	1,315,814
Government National Mortgage Assoc.	8.000%		01/15/24 - 04/15/25	25	27,370

Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	5,788,281
Israel Government USAID Bond	5.500%		12/04/23 - 04/26/24	1,340	1,688,202
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.657	%(h)	10/15/20	1,105	1,048,031
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	%(h)	01/15/30	950	685,902
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.967	%(h)	04/15/30	2,100	1,505,566
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	2,375	3,654,928
Tunisia Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.416%		08/05/21	1,000	1,004,656
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	1,200	1,207,259

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $451,239,441)					459,929,476

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds	2.500%		02/15/46 - 05/15/46	2,595	2,682,486
U.S. Treasury Bonds	2.875%		05/15/43	765	851,780
U.S. Treasury Bonds	4.250%		11/15/40	2,265	3,118,799
U.S. Treasury Inflation Indexed Bonds, TIPS(l)	0.125%		04/15/21	7,296	7,448,048
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	5,681	6,770,270
U.S. Treasury Notes(a)	1.125%		08/31/21	4,485	4,480,443
U.S. Treasury Notes	1.125%		09/30/21	2,905	2,901,142
U.S. Treasury Notes	1.375%		04/30/21	3,790	3,829,678
U.S. Treasury Strips Coupon	2.184	%(h)	02/15/28	5,465	4,420,786
U.S. Treasury Strips Coupon	2.241	%(h)	05/15/28	2,735	2,199,358
U.S. Treasury Strips Coupon	2.280	%(h)	02/15/29	2,735	2,157,707
U.S. Treasury Strips Coupon	2.384	%(h)	05/15/29	5,640	4,416,470

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,511,284)					45,276,967

TOTAL LONG-TERM INVESTMENTS (cost $3,197,607,266)					3,698,436,728

				Shares
SHORT-TERM INVESTMENTS — 13.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $136,805,010)(m)				13,931,078	129,559,029
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $282,363,331)(m)				282,363,331	282,363,331
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $95,299,184)(m)(n)				95,299,184	95,299,184

TOTAL AFFILIATED MUTUAL FUNDS (cost $514,467,525)					507,221,544

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION
U.S. Treasury Bill (cost $649,553)(l)	0.336	%(g)	12/15/16	650	649,756

TOTAL SHORT-TERM INVESTMENTS (cost $515,117,078)					507,871,300

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 108.5% (cost $3,712,724,344)					4,206,308,028

U.S. GOVERNMENT AGENCY OBLIGATION - SHORT— (0.3)%
Federal National Mortgage Assoc. (proceeds received $9,858,847)	3.000%	TBA	9,500,000	(9,851,172)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 108.2% (cost $3,702,865,497)				4,196,456,856
Liabilities in excess of other assets(o) — (8.2)%				(317,934,912)

NET ASSETS 100.0%				$3,878,521,944

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,089,762; cash collateral of $95,249,148 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $15,555,940. The aggregate value, $15,698,026, is approximately 0.4% of net assets.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,553,846 and 0.4% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(g)	Rate quoted represents yield-to-maturity as of purchase date.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $54,000,000 is approximately 1.4% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(l)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(n)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
373	2 Year U.S. Treasury Notes	Dec. 2016	$81,426,404	$81,488,843	$62,439
744	5 Year U.S. Treasury Notes	Dec. 2016	90,250,422	90,407,625	157,203
541	10 Year U.S. Treasury Notes	Dec. 2016	70,728,474	70,938,625	210,151
500	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	92,896,115	91,937,500	(958,615)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions (cont’d.):
12	Mini MSCI EAFE Index	Dec. 2016	$1,018,742	$1,024,020	$5,278
53	S&P 500 E-Mini	Dec. 2016	5,702,763	5,725,060	22,297

					(501,247)

	Short Position:
299	20 Year U.S. Treasury Bonds	Dec. 2016	50,854,945	50,278,718	576,227

					$74,980

A U.S. Treasury Obligation with a market value of $649,756 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $3,471,842 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
152,125	09/09/17	0.539%	1 Day USOIS(1)	$437	$9,982	$9,545
2,720	07/11/18	0.947%	3 Month LIBOR(1)	156	2,298	2,142
30,050	01/06/21	1.750%	3 Month LIBOR(2)	228	766,033	765,805
24,740	05/31/22	2.200%	3 Month LIBOR(1)	(50,182)	(1,337,268)	(1,287,086)
9,730	05/31/22	2.217%	3 Month LIBOR(1)	202	(535,137)	(535,339)
26,415	11/30/22	1.850%	3 Month LIBOR(1)	293	(941,711)	(942,004)
8,160	11/30/22	1.982%	3 Month LIBOR(1)	195	(355,798)	(355,993)
2,300	12/31/22	1.405%	3 Month LIBOR(1)	162	(20,286)	(20,448)
1,600	12/31/22	1.406%	3 Month LIBOR(1)	159	(14,255)	(14,414)
3,400	12/31/22	1.409%	3 Month LIBOR(1)	169	(30,806)	(30,975)
900	12/31/22	1.412%	3 Month LIBOR(1)	155	(8,303)	(8,458)
1,350	12/31/22	1.495%	3 Month LIBOR(1)	157	(19,330)	(19,487)
2,730	05/31/23	1.203%	3 Month LIBOR(2)	165	13,742	13,577
2,470	05/31/23	1.399%	3 Month LIBOR(1)	(44,914)	(18,920)	25,994
11,115	08/02/23	—(3)	—(3)	(3,748)	12,380	16,128
16,870	08/02/23	—(5)	—(5)	1,251	21,713	20,462
4,285	08/03/23	—(4)	—(4)	(1,695)	5,165	6,860
8,140	08/19/23	0.898%	1 Day USOIS(1)	194	3,737	3,543
7,420	09/04/25	2.214%	3 Month LIBOR(1)	203	(508,344)	(508,547)
34,470	01/08/26	2.210%	3 Month LIBOR(1)	349	(2,381,507)	(2,381,856)
2,970	11/15/41	1.869%	3 Month LIBOR(1)	11,525	(60,185)	(71,710)

				$(84,539)	$(5,396,800)	$(5,312,261)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.
(5)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.

Credit default swap agreements outstanding at September 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at September 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(684,418)	$284,856

U.S Government Agency Obligations with a combined market value of $5,463,146 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at September 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	12/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(82,462)	$—	$(82,462)
Deutsche Bank AG	12/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(33,862)	—	(33,862)
Deutsche Bank AG	12/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(17,259)	—	(17,259)
Deutsche Bank AG	12/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(98,442)	—	(98,442)

				$(232,025)	$—	$(232,025)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,282,377,936	$36,715,750	$—
Exchange Traded Fund	345,911	—	—
Preferred Stocks	579,480	359,820	—
Asset-Backed Securities
Collateralized Loan Obligations	—	60,049,791	—
Non-Residential Mortgage-Backed Securities	—	88,322,470	3,123,839
Residential Mortgage-Backed Securities	—	15,978,193	—
Bank Loans	—	8,567,900	—
Commercial Mortgage-Backed Securities	—	200,048,713	—
Corporate Bonds	—	387,660,050	—
Municipal Bonds	—	14,727,498	—
Non-Corporate Foreign Agencies	—	21,365,192	—
Residential Mortgage-Backed Securities	—	41,519,809	12,430,007
Sovereign Bonds	—	19,057,926	—
U.S. Government Agency Obligations	—	459,929,476	—
U.S. Treasury Obligations	—	45,926,723	—
Affiliated Mutual Funds	507,221,544	—	—
U.S. Government Agency Obligation - Short	—	(9,851,172)	—
Other Financial Instruments*
Futures Contracts	74,980	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(5,312,261)	—
Centrally Cleared Credit Default Swap Agreement	—	284,856	—
OTC Total Return Swap Agreements	—	(232,025)	—

Total	$2,790,599,851	$1,385,118,709	$15,553,846

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Credit Contracts	$284,856
Equity Contracts	27,575
Interest Rate Contracts	(5,496,881)

Total	$(5,184,450)

Global Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 96.8%
Australia — 1.4%
Arrium Ltd.*(a)	894,400	$14,959
Asaleo Care Ltd.	733,400	897,102
Ausdrill Ltd.*	123,200	136,428
Bendigo & Adelaide Bank Ltd.	158,500	1,314,571
Bradken Ltd.*	98,900	184,141
Challenger Ltd.	100,700	788,554
CSR Ltd.	452,900	1,262,735
Downer EDI Ltd.	182,200	758,033
Lend Lease Group	96,000	1,040,303
Macquarie Group Ltd.	49,360	3,121,751
Metcash Ltd.*	412,500	663,227
Mineral Resources Ltd.	49,900	425,472
Myer Holdings Ltd.	567,600	509,317
National Australia Bank Ltd.	33,588	722,008
Primary Health Care Ltd.	139,400	424,528
Qantas Airways Ltd.	387,619	930,990

		13,194,119

Austria — 0.2%
OMV AG	36,200	1,042,277
Voestalpine AG	28,800	995,649

		2,037,926

Belgium — 0.1%
AGFA-Gevaert NV*	86,100	271,378
Bekaert NV	6,400	292,969

		564,347

Brazil — 0.3%
Cielo SA	293,100	2,945,285

Canada — 1.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	62,270	3,017,742
Brookfield Asset Management, Inc. (Class A Stock)	120,752	4,248,055
Canadian Natural Resources Ltd.	90,250	2,891,610
Canadian Pacific Railway Ltd.	22,500	3,435,750
Constellation Software, Inc.	4,759	2,145,332
Suncor Energy, Inc.	76,849	2,133,344
TransCanada Corp.	19,750	939,310

		18,811,143

China — 1.6%
Alibaba Group Holding Ltd., ADR*(b)	40,932	4,330,196
China Overseas Land & Investment Ltd.	1,008,000	3,465,500
NetEase, Inc., ADR	17,011	4,095,909
Shougang Fushan Resources Group Ltd.	396,000	89,861
Tencent Holdings Ltd.	142,400	3,959,010
Universal Health International Group Holding Ltd.*	2,473,000	118,790

		16,059,266

Denmark — 0.5%
Danske Bank A/S	61,200	1,790,462
Vestas Wind Systems A/S	38,528	3,182,551

		4,973,013

Finland — 0.7%
Kone OYJ (Class B Stock)	48,840	2,479,474

Sampo OYJ (Class A Stock)	63,446	2,818,760
Tieto OYJ	18,100	571,362
UPM-Kymmene OYJ	57,300	1,209,872

		7,079,468

France — 4.8%
Alstom SA*	4,700	124,365
Arkema SA	28,896	2,675,272
Atos SE	13,500	1,453,399
AXA SA	46,300	984,444
BNP Paribas SA	23,200	1,193,265
Cap Gemini SA	47,306	4,638,068
Carrefour SA	22,000	570,427
Cie Generale des Etablissements Michelin	12,000	1,328,828
CNP Assurances	46,700	784,607
Credit Agricole SA	78,500	774,321
Electricite de France SA(b)	61,800	752,247
Engie SA	35,200	545,769
JCDecaux SA	61,063	1,974,456
Orange SA	79,700	1,248,710
Renault SA	12,300	1,011,916
Safran SA	26,889	1,933,924
Sanofi	44,400	3,381,119
SCOR SE	22,000	684,159
Societe Generale SA	28,600	989,401
Thales SA	5,600	515,656
Total SA	110,323	5,247,053
Total SA, ADR	114,700	5,471,190
Valeo SA	86,688	5,059,898
Vinci SA	49,606	3,798,766

		47,141,260

Germany — 2.1%
Allianz SE	9,800	1,456,388
Aurubis AG	14,200	796,253
BASF SE	18,900	1,618,326
Bayer AG	19,100	1,918,228
Bayerische Motoren Werke AG	12,200	1,027,187
Daimler AG	27,600	1,946,574
Deutsche Bank AG*	27,100	353,203
Deutsche Lufthansa AG	54,200	604,244
Deutsche Post AG	45,000	1,408,890
E.ON SE	46,000	326,946
Evonik Industries AG	36,500	1,235,690
Hannover Rueck SE	4,500	482,382
Metro AG	46,000	1,369,233
Muenchener Rueckversicherungs AG	6,800	1,270,015
Rational AG	2,381	1,194,634
Rheinmetall AG	13,300	927,053
Siemens AG	9,100	1,067,074
Stada Arzneimittel AG	13,600	756,695
Uniper SE*	4,600	56,351
Volkswagen AG	7,400	1,071,546

		20,886,912

Hong Kong — 1.2%
AIA Group Ltd.	616,400	4,145,132
China Resources Cement Holdings Ltd.	886,000	356,617
Huabao International Holdings Ltd.*	1,045,000	403,736
Kingboard Chemical Holdings Ltd.	216,000	657,321

Lee & Man Paper Manufacturing Ltd.	1,244,000	1,136,409
PCCW Ltd.	870,000	535,846
Singamas Container Holdings Ltd.	2,676,000	284,464
Skyworth Digital Holdings Ltd.	1,072,000	778,300
WH Group Ltd.	1,914,500	1,547,381
Wheelock & Co. Ltd.	97,000	576,158
Yue Yuen Industrial Holdings Ltd.	220,500	911,293

		11,332,657

India — 0.9%
HDFC Bank Ltd., ADR	77,091	5,542,072
Tata Motors Ltd., ADR	75,536	3,019,929

		8,562,001

Ireland — 2.3%
Experian PLC	181,589	3,627,760
Johnson Controls International PLC	128,448	5,976,685
Kingspan Group PLC	99,536	2,681,576
Paddy Power Betfair PLC	24,118	2,727,182
Ryanair Holdings PLC, ADR	39,147	2,937,199
Smurfit Kappa Group PLC	35,200	786,817
XL Group Ltd.	99,502	3,346,252

		22,083,471

Israel — 0.3%
Bank Hapoalim BM	200,200	1,136,768
Elbit Systems Ltd.	7,300	698,048
Teva Pharmaceutical Industries Ltd.	16,300	756,563

		2,591,379

Italy — 0.3%
A2a SpA	420,800	594,326
Astaldi SpA(b)	62,200	234,647
Enel SpA	348,600	1,553,621
Mediobanca SpA	87,600	570,137

		2,952,731

Japan — 7.6%
Aisan Industry Co. Ltd.	68,400	542,817
Alpine Electronics, Inc.	51,500	681,289
Aoyama Trading Co. Ltd.	9,900	342,399
Aozora Bank Ltd.	156,000	537,695
Asahi Kasei Corp.	103,000	820,824
Astellas Pharma, Inc.	75,600	1,180,801
Calsonic Kansei Corp.	105,000	972,661
Concordia Financial Group Ltd.	121,000	527,953
Daikin Industries Ltd.	39,800	3,713,971
Enplas Corp.	18,500	563,131
Fuji Electric Co. Ltd.	131,000	602,052
Fuji Heavy Industries Ltd.	73,674	2,764,211
Fujikura Ltd.(b)	254,000	1,387,244
Fujitec Co. Ltd.	77,100	918,265
Heiwa Corp.	34,800	774,668
Isuzu Motors Ltd.	78,200	920,498
ITOCHU Corp.	37,100	467,073
Japan Airlines Co. Ltd.	28,000	823,073
Kaneka Corp.	74,000	585,890
Kao Corp.	57,000	3,222,667
KDDI Corp.	27,100	839,613
Keihin Corp.	54,300	861,007

Keyence Corp.	4,800	3,516,910
Komori Corp.	40,000	504,866
Konica Minolta, Inc.	129,600	1,097,493
Kureha Corp.	25,500	932,887
KYORIN Holdings, Inc.	37,400	848,452
Kyowa Exeo Corp.	66,900	953,856
Lintec Corp.	30,000	600,757
Makita Corp.	38,500	2,743,118
Marubeni Corp.	109,700	563,540
Matsumotokiyoshi Holdings Co. Ltd.	10,600	547,706
Mitsubishi Gas Chemical Co., Inc.	117,000	1,675,097
Mitsubishi UFJ Financial Group, Inc.(b)	248,600	1,259,429
Mizuho Financial Group, Inc.	597,700	1,007,387
NEC Corp.	213,000	549,377
Nippon Prologis REIT, Inc.	913	2,309,203
Nippon Telegraph & Telephone Corp.	51,200	2,341,683
Nishi-Nippon City Bank Ltd. (The)	243,000	515,043
Nissan Motor Co. Ltd.	161,600	1,585,114
Nisshinbo Holdings, Inc.	81,000	803,555
Nitori Holdings Co. Ltd.	22,900	2,745,086
NTT DOCOMO, Inc.	39,300	998,338
ORIX Corp.	215,800	3,183,624
Park24 Co. Ltd.	30,600	995,203
Resona Holdings, Inc.	416,800	1,752,895
Sankyu, Inc.	126,000	723,587
Sawai Pharmaceutical Co. Ltd.	9,000	641,398
Seino Holdings Co. Ltd.	52,600	553,177
Shimachu Co. Ltd.	30,700	764,822
Shimano, Inc.	14,300	2,123,888
SKY Perfect JSAT Holdings, Inc.	151,000	742,331
Sumitomo Corp.(b)	67,100	751,161
Sumitomo Heavy Industries Ltd.	116,000	573,154
Sumitomo Mitsui Financial Group, Inc.	33,900	1,145,129
Sumitomo Osaka Cement Co. Ltd.	184,500	856,486
T-Gaia Corp.	24,800	354,925
Toagosei Co. Ltd.	73,500	798,861
Toho Holdings Co. Ltd.	36,900	782,999
Towa Pharmaceutical Co. Ltd.	9,400	382,216
Toyo Tire & Rubber Co. Ltd.	35,200	495,084
Toyoda Gosei Co. Ltd.	33,200	771,899
Toyota Motor Corp.	15,730	912,441
Tsubakimoto Chain Co.	85,000	658,695
Tsumura & Co.	21,600	614,908
Ube Industries Ltd.	301,000	575,659
Yokohama Rubber Co. Ltd. (The)	45,000	720,328

		74,023,569

Liechtenstein
VP Bank AG	1,765	186,740

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV	1,241,600	2,718,236

Netherlands — 3.3%
ABN AMRO Group NV	28,800	595,477
Aegon NV	95,000	362,372
ING Groep NV, CVA	75,400	930,864
Koninklijke Ahold Delhaize NV	113,700	2,589,641
NN Group NV	46,800	1,436,787
NXP Semiconductors NV*	168,924	17,231,937

Royal Dutch Shell PLC (Class A Stock)	97,040	2,421,614
Royal Dutch Shell PLC (Class A Stock), ADR	93,000	4,656,510
Royal Dutch Shell PLC (Class B Stock)	71,100	1,843,307

		32,068,509

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	822,837
Fletcher Building Ltd.	88,500	693,085

		1,515,922

Norway — 0.3%
DNB ASA	68,200	896,608
Fred Olsen Energy ASA*	11,100	15,497
Salmar ASA	24,800	758,191
Statoil ASA	37,300	626,204
Yara International ASA	23,200	773,094

		3,069,594

Singapore — 0.2%
DBS Group Holdings Ltd.	81,200	921,364
Wilmar International Ltd.	302,500	718,192

		1,639,556

South Africa — 0.3%
Bid Corp. Ltd.	90,490	1,710,384
Discovery Ltd.	27,708	228,404
Mondi PLC	52,500	1,103,019

		3,041,807

Spain — 1.2%
Amadeus IT Holding SA (Class A Stock)	50,192	2,505,244
Banco Santander SA	137,900	611,775
Distribuidora Internacional de Alimentacion SA	151,500	938,162
Gas Natural SDG SA	47,300	972,402
Iberdrola SA	150,200	1,021,276
Industria de Diseno Textil SA	117,805	4,367,983
Mapfre SA	219,300	613,565
Repsol SA	73,100	993,013

		12,023,420

Sweden — 1.1%
Atlas Copco AB (Class A Stock)	116,313	3,501,549
Boliden AB	42,300	994,247
Hexagon AB (Class B Stock)	61,671	2,693,272
Nordea Bank AB	83,600	830,188
Swedbank AB (Class A Stock)	29,700	697,849
Telefonaktiebolaget LM Ericsson (Class B Stock)	127,200	918,420
TeliaSonera AB	196,000	877,901

		10,513,426

Switzerland — 3.5%
Actelion Ltd.*	21,674	3,761,176
Aryzta AG	18,700	831,809
Baloise Holding AG	10,300	1,247,144
Bucher Industries AG	2,800	701,142
Cembra Money Bank AG	14,700	1,153,164
Credit Suisse Group AG*	113,100	1,486,432
Geberit AG	7,024	3,078,903
Georg Fischer AG	1,100	964,363

Helvetia Holding AG	1,800	907,994
Lonza Group AG	11,672	2,234,009
Partners Group Holding AG	7,138	3,606,372
Roche Holding AG	6,300	1,565,541
SGS SA	1,092	2,446,927
Swiss Life Holding AG*	7,200	1,867,123
Swiss Re AG	25,500	2,303,120
TE Connectivity Ltd.	39,250	2,526,915
UBS Group AG	66,800	912,519
Zurich Insurance Group AG*	8,400	2,166,310

		33,760,963

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	930,000	5,466,674

United Kingdom — 5.6%
3i Group PLC	120,600	1,016,823
Ashtead Group PLC	35,000	575,198
AstraZeneca PLC	11,300	731,692
Aviva PLC	129,800	740,645
BAE Systems PLC	344,400	2,339,589
Barclays PLC	266,300	577,341
Barratt Developments PLC	109,300	699,738
Beazley PLC	129,500	648,658
Bellway PLC	25,400	778,911
Berkeley Group Holdings PLC	25,300	845,363
Bovis Homes Group PLC	66,300	751,714
BP PLC	385,500	2,246,966
BT Group PLC	100,400	505,142
Carillion PLC(b)	145,900	468,784
Centrica PLC	289,000	854,500
Compass Group PLC	257,150	4,980,107
Crest Nicholson Holdings PLC	143,814	840,929
Debenhams PLC	301,400	217,714
easyJet PLC	25,500	332,493
GKN PLC	188,200	780,934
GlaxoSmithKline PLC	61,500	1,309,853
Go-Ahead Group PLC	15,200	400,442
HSBC Holdings PLC	196,000	1,473,278
IG Group Holdings PLC	178,233	2,011,100
Imperial Brands PLC	10,600	545,586
Intermediate Capital Group	53,155	405,871
Interserve PLC	82,200	393,650
J. Sainsbury PLC	536,900	1,710,051
Johnson Matthey PLC	69,236	2,953,195
Keller Group PLC	48,200	547,259
Kingfisher PLC	94,900	463,021
Lloyds Banking Group PLC	1,133,000	800,478
Man Group PLC	308,300	449,111
Meggitt PLC	155,200	905,852
Micro Focus International PLC	64,021	1,822,308
Mitie Group PLC	247,100	614,754
National Express Group PLC	197,400	881,337
Old Mutual PLC	274,800	720,310
Paragon Group Companies PLC	34,900	141,528
Premier Foods PLC*	357,756	244,093
QinetiQ Group PLC	214,000	655,641
Reckitt Benckiser Group PLC	33,979	3,198,932
Relx PLC	202,521	3,840,483
Royal Mail PLC	120,900	767,182

Smiths Group PLC	9,500	180,332
St. James’s Place PLC	155,139	1,904,332
Vesuvius PLC	81,100	368,266
WM Morrison Supermarkets PLC	176,800	499,218
WPP PLC	141,415	3,324,030

		54,464,734

United States — 54.0%
Adobe Systems, Inc.*	83,234	9,034,218
AES Corp.	360,150	4,627,927
Aetna, Inc.	37,400	4,317,830
Akamai Technologies, Inc.*(b)	117,603	6,231,783
Alexion Pharmaceuticals, Inc.*	75,973	9,309,731
Alphabet, Inc. (Class A Stock)*	5,977	4,805,867
Alphabet, Inc. (Class C Stock)*	11,184	8,693,211
Amazon.com, Inc.*	17,455	14,615,246
American Express Co.	61,300	3,925,652
Ameriprise Financial, Inc.	42,050	4,195,328
Amgen, Inc.	7,300	1,217,713
Amphenol Corp. (Class A Stock)	155,945	10,123,949
ANSYS, Inc.*	57,919	5,363,879
Apache Corp.(b)	50,600	3,231,822
Apple, Inc.	26,100	2,950,605
Applied Materials, Inc.	79,400	2,393,910
Bank of America Corp.	157,000	2,457,050
Bank of New York Mellon Corp. (The)	133,400	5,319,992
Boeing Co. (The)	29,100	3,833,634
Bunge Ltd.	36,700	2,173,741
Carnival Corp.(b)	62,700	3,061,014
Cisco Systems, Inc.	167,350	5,308,342
Citigroup, Inc.	82,350	3,889,390
Cognizant Technology Solutions Corp. (Class A Stock)*	126,873	6,053,111
Comcast Corp. (Class A Stock)	75,850	5,031,889
Costco Wholesale Corp.	67,842	10,346,583
Coty, Inc. (Class A Stock)	6,050	142,175
Cummins, Inc.(b)	15,600	1,999,140
Danaher Corp.	142,505	11,170,967
DaVita HealthCare Partners, Inc.*	99,224	6,555,730
DexCom, Inc.*	75,097	6,583,003
E.I. du Pont de Nemours & Co.	50,250	3,365,242
Ecolab, Inc.	82,025	9,984,083
Entergy Corp.	24,500	1,879,885
EQT Corp.	28,774	2,089,568
Estee Lauder Cos., Inc. (The) (Class A Stock)	117,321	10,389,948
Exelon Corp.	112,100	3,731,809
Exxon Mobil Corp.	64,550	5,633,924
Facebook, Inc. (Class A Stock)*	107,040	13,730,021
Fifth Third Bancorp(b)	198,250	4,056,195
FirstEnergy Corp.	75,250	2,489,270
FleetCor Technologies, Inc.*	47,190	8,198,319
Fortive Corp.	154,535	7,865,831
General Electric Co.(b)	217,900	6,454,198
General Motors Co.	50,900	1,617,093
Genpact Ltd.*	265,591	6,360,904
Gilead Sciences, Inc.	21,450	1,697,124
Hess Corp.(b)	40,050	2,147,481
Hologic, Inc.*	66,150	2,568,605
Illinois Tool Works, Inc.	27,950	3,349,528
International Paper Co.	46,550	2,233,469
Intuitive Surgical, Inc.*	14,650	10,618,759

Invesco Ltd.	65,650	2,052,876
Johnson & Johnson	50,200	5,930,126
JPMorgan Chase & Co.	135,400	9,016,286
Juniper Networks, Inc.	22,450	540,147
Kohl’s Corp.(b)	43,050	1,883,438
Las Vegas Sands Corp.(b)	42,350	2,436,819
Loews Corp.	70,800	2,913,420
Lowe’s Cos., Inc.	44,750	3,231,398
Marsh & McLennan Cos., Inc.	63,230	4,252,217
Mattel, Inc.(b)	87,700	2,655,556
Mead Johnson Nutrition Co.	106,268	8,396,235
Medtronic PLC	70,221	6,067,094
Merck & Co., Inc.	78,950	4,927,269
MetLife, Inc.	123,250	5,475,997
Microsoft Corp.	133,000	7,660,800
Morgan Stanley	205,400	6,585,124
NetSuite, Inc.*	77,261	8,552,020
News Corp. (Class A Stock)	153,900	2,151,522
Occidental Petroleum Corp.	38,750	2,825,650
PayPal Holdings, Inc.	193,987	7,947,647
PepsiCo, Inc.	42,550	4,628,163
Pfizer, Inc.	253,300	8,579,271
PG&E Corp.	136,050	8,322,178
Philip Morris International, Inc.(b)	56,700	5,512,374
Procter & Gamble Co. (The)	50,650	4,545,837
QUALCOMM, Inc.	53,700	3,678,450
Raytheon Co.	17,850	2,429,921
Roper Technologies, Inc.(b)	34,061	6,215,111
salesforce.com, inc.*	129,927	9,267,693
SBA Communications Corp. (Class A Stock)*	66,906	7,504,177
Shire PLC	41,606	2,690,362
Southwest Airlines Co.	61,150	2,378,124
Starbucks Corp.	213,947	11,583,091
Stericycle, Inc.*	11,120	891,157
T-Mobile U.S., Inc.*	31,100	1,452,992
Texas Instruments, Inc.	48,350	3,393,203
Thermo Fisher Scientific, Inc.	28,650	4,557,069
TripAdvisor, Inc.*	133,226	8,417,219
Twenty-First Century Fox (Class B Stock)	161,100	3,985,614
Tyson Foods, Inc. (Class A Stock)	49,700	3,711,099
U.S. Bancorp	32,650	1,400,359
Under Armour, Inc. (Class A Stock)*(b)	74,983	2,900,342
Under Armour, Inc. (Class C Stock)*(b)	117,215	3,968,900
United Technologies Corp.(b)	33,350	3,388,360
Vereit, Inc.	168,145	1,743,664
Verizon Communications, Inc.	29,600	1,538,608
Visa, Inc. (Class A Stock)(b)	167,138	13,822,313
Vulcan Materials Co.	20,450	2,325,779
Wabtec Corp.(b)	84,744	6,919,348
Wal-Mart Stores, Inc.	38,800	2,798,256
Wells Fargo & Co.	58,650	2,597,022
Weyerhaeuser Co.	65,700	2,098,458

		524,171,843

TOTAL COMMON STOCKS (cost $779,617,002)		939,879,971

PREFERRED STOCK — 0.1%
Electric Utilities
Nextera Energy, Inc. (cost $1,405,059)(b)	28,748	1,431,650

TOTAL LONG-TERM INVESTMENTS (cost $781,022,061)		941,311,621

SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $27,768,232)(c)	27,768,232	27,768,232
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $72,525,878)(c)(d)	72,525,878	72,525,878

TOTAL SHORT-TERM INVESTMENTS (cost $100,294,110)		100,294,110

TOTAL INVESTMENTS — 107.2% (cost $881,316,171)		1,041,605,731
Liabilities in excess of other assets — (7.2)%		(70,142,443)

NET ASSETS — 100.0%		$971,463,288

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,959 and 0.0% of net assets.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,770,683; cash collateral of $72,496,721 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$13,179,160	$14,959
Austria	—	2,037,926	—
Belgium	—	564,347	—
Brazil	2,945,285	—	—
Canada	18,811,143	—	—
China	8,426,105	7,633,161	—
Denmark	—	4,973,013	—
Finland	—	7,079,468	—
France	5,471,190	41,670,070	—
Germany	56,351	20,830,561	—
Hong Kong	—	11,332,657	—
India	8,562,001	—	—
Ireland	12,260,136	9,823,335	—

Israel	—	2,591,379	—
Italy	—	2,952,731	—
Japan	—	74,023,569	—
Liechtenstein	—	186,740	—
Mexico	2,718,236	—	—
Netherlands	22,819,311	9,249,198	—
New Zealand	—	1,515,922	—
Norway	—	3,069,594	—
Singapore	—	1,639,556	—
South Africa	—	3,041,807	—
Spain	—	12,023,420	—
Sweden	—	10,513,426	—
Switzerland	2,526,915	31,234,048	—
Taiwan	—	5,466,674	—
United Kingdom	—	54,464,734	—
United States	521,481,481	2,690,362	—
Preferred Stock	1,431,650	—	—
Affiliated Mutual Funds	100,294,110	—	—

Total	$707,803,914	$333,786,858	$14,959

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (including 7.5% of collateral for securities on loan)	10.3%
Banks	5.6
IT Services	5.5
Internet Software & Services	4.6
Software	4.6
Oil, Gas & Consumable Fuels	4.5
Insurance	4.5
Capital Markets	3.5
Pharmaceuticals	3.5
Machinery	3.4
Semiconductors & Semiconductor Equipment	3.3
Food & Staples Retailing	3.3
Chemicals	3.0
Health Care Equipment & Supplies	2.7
Hotels, Restaurants & Leisure	2.6
Internet & Direct Marketing Retail	2.4
Electric Utilities	2.2
Electronic Equipment, Instruments & Components	2.1
Biotechnology	2.0
Food Products	2.0
Auto Components	1.9
Aerospace & Defense	1.8
Media	1.7
Industrial Conglomerates	1.6
Diversified Telecommunication Services	1.6
Automobiles	1.5
Personal Products	1.5
Health Care Providers & Services	1.2
Healthcare Equipment & Supplies	1.2
Specialty Retail	1.0
Professional Services	1.0
Building Products	0.9

Airlines	0.9
Textiles, Apparel & Luxury Goods	0.8
Household Products	0.8
Life Sciences Tools & Services	0.7
Communications Equipment	0.7
Tobacco	0.7
Road & Rail	0.7
Household Durables	0.7
Construction & Engineering	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Real Estate Management & Development	0.6
Leisure Products	0.5
Construction Materials	0.5
Electrical Equipment	0.5
Consumer Finance	0.5
Independent Power & Renewable Electricity Producers	0.5
Beverages	0.5
Technology Hardware, Storage & Peripherals	0.5
Commercial Services & Supplies	0.5
Diversified Financial Services	0.4
Metals & Mining	0.4
Paper & Forest Products	0.3
Wireless Telecommunication Services	0.3
Containers & Packaging	0.3
Multiline Retail	0.3
Trading Companies & Distributors	0.3
Multi-Utilities	0.3
Air Freight & Logistics	0.2
Gas Utilities	0.1

107.2
Liabilities in excess of other assets	(7.2)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.4%
ASSET-BACKED SECURITIES — 5.9%
Collateralized Loan Obligations — 5.8%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	2.280	%(a)	10/15/26	750	$749,355
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.796	%(a)	04/20/25	1,750	1,740,806
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.279	%(a)	10/17/26	750	749,155
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	2.209	%(a)	04/18/27	500	499,496
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	2.160	%(a)	01/15/26	600	600,292
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.079	%(a)	01/17/26	250	249,605
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	2.150	%(a)	10/15/26	3,250	3,252,329
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.222	%(a)	07/22/27	500	499,907
Regatta IV Funding Ltd., Series 2014-1A, Class A1, 144A	2.125	%(a)	07/25/26	250	250,088
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	2.106	%(a)	10/20/23	500	500,070
Shackleton V CLO Ltd., Series 2014-5A, Class A, 144A	2.288	%(a)	05/07/26	750	752,706
Silver Spring CLO Ltd., Series 2014-1A, Class A, 144A	2.130	%(a)	10/15/26	1,489	1,479,334
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.216	%(a)	07/20/27	750	750,338
Trinitas CLO V Ltd., Series 2016-5A, Class A, 144A	2.434	%(a)	10/25/28	500	500,199
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.326	%(a)	04/20/26	1,500	1,507,230

					14,080,910

Non-Residential Mortgage-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	47	47,208
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	31	31,108
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	25	25,274
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	118	122,263

					225,853

TOTAL ASSET-BACKED SECURITIES (cost $14,246,752)					14,306,763

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.0%
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	755,086
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,026,364
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/48	1,600	1,682,172
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,078,641
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	209,336
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,911,327
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(a)	12/25/23	2,650	2,911,356
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	564,227
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,809,155
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	1,600	1,686,545
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(a)	04/25/27	1,600	1,728,321
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(a)	11/25/25	1,500	1,603,257
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	270,586
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,188,208
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.781	%(a)	06/25/20	17,893	801,143
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.837	%(a)	03/25/22	17,650	1,342,995
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.580	%(a)	05/25/22	8,995	602,221
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.617	%(a)	06/25/22	9,544	667,300

FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	2,097,275
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.010	%(a)	10/25/22	27,066	1,188,325
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	2,730	2,981,201
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	3,600	3,877,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,521,566
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,350,663
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200	3,398,588
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,000	4,306,786
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	400	443,724
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.892	%(a)	05/25/19	7,944	298,048
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.816	%(a)	07/25/19	7,638	298,848
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(a)	05/25/25	2,600	2,795,319
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,751,218
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,686,572
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,749,658
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	460	459,773
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,725,710
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795	%(a)	07/15/45	318	317,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $57,450,601)					60,087,063

CORPORATE BOND — 1.0%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes (cost $2,426,414)	4.300%		12/15/21	2,160	2,462,549

FOREIGN AGENCY — 0.4%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $816,933)	3.150%		07/24/24	820	877,372

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	62	62,434
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	8	7,897
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	135	136,552
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	9	8,754
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1	1.145	%(a)	10/25/28	33	31,866
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.052	%(a)	02/25/34	155	155,508

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $400,411)					403,011

U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.3%
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	842	875,013
Federal Home Loan Mortgage Corp.	2.500%		TBA	500	517,031
Federal Home Loan Mortgage Corp.	2.744	%(a)	05/01/34	261	273,351
Federal Home Loan Mortgage Corp.	3.000%		06/01/29 - 06/01/45	1,574	1,652,064
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,000	3,110,449
Federal Home Loan Mortgage Corp.(b)	3.000%		TBA	2,500	2,597,852
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 08/01/43	4,306	4,558,457
Federal Home Loan Mortgage Corp.(b)	3.500%		TBA	2,500	2,637,451
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,107,422
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 10/01/45	2,912	3,125,841
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,000	1,071,445
Federal Home Loan Mortgage Corp.(b)	4.000%		TBA	1,250	1,340,796
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,352	2,585,989
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	1,041	1,166,531
Federal Home Loan Mortgage Corp.	5.500%		05/01/37 - 05/01/38	608	689,558
Federal Home Loan Mortgage Corp.	6.000%		09/01/34 - 08/01/39	459	526,852
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	69	78,731
Federal National Mortgage Assoc.	2.000%		08/01/31	401	407,086
Federal National Mortgage Assoc.	2.500%		06/01/28	2,935	3,049,488
Federal National Mortgage Assoc.	2.500%		TBA	5,500	5,686,552
Federal National Mortgage Assoc.	2.500%		TBA	1,000	1,008,770
Federal National Mortgage Assoc.	2.530	%(a)	07/01/33	796	842,669
Federal National Mortgage Assoc.	2.566	%(a)	04/01/34	227	239,437
Federal National Mortgage Assoc.	2.617	%(a)	04/01/34	127	132,445
Federal National Mortgage Assoc.	2.636	%(a)	06/01/34	262	278,326
Federal National Mortgage Assoc.	2.893	%(a)	08/01/33	532	560,278
Federal National Mortgage Assoc.	3.000%		08/01/28 - 02/01/31	3,475	3,652,206
Federal National Mortgage Assoc.	3.000%		TBA	9,250	9,613,857
Federal National Mortgage Assoc.	3.500%		03/01/27 - 06/01/39	1,119	1,180,887
Federal National Mortgage Assoc.	3.500%		TBA	11,250	11,870,507
Federal National Mortgage Assoc.	4.000%		09/01/40 - 09/01/44	3,775	4,055,966
Federal National Mortgage Assoc.	4.000%		TBA	4,000	4,290,938
Federal National Mortgage Assoc.(b)	4.000%		TBA	3,000	3,221,953
Federal National Mortgage Assoc.	4.500%		05/01/40	3,200	3,542,556
Federal National Mortgage Assoc.	5.000%		07/01/18 - 05/01/36	1,581	1,733,040
Federal National Mortgage Assoc.	5.500%		01/01/17 - 11/01/35	4,449	5,057,784
Federal National Mortgage Assoc.	6.000%		05/01/21 - 05/01/38	725	831,017
Federal National Mortgage Assoc.	6.500%		07/01/32 - 10/01/37	1,147	1,323,730
Federal National Mortgage Assoc.	7.000%		12/01/31 - 01/01/36	149	170,776

Federal National Mortgage Assoc.	8.000%		10/01/23 - 02/01/26	7	6,626
Federal National Mortgage Assoc.	9.000%		02/01/25 - 04/01/25	24	27,850
Financing Corp. Strips Principal, Series 4-P, PO	1.390	%(c)	10/06/17	2,700	2,679,137
Government National Mortgage Assoc.	3.000%		TBA	4,000	4,182,109
Government National Mortgage Assoc.	3.000%		03/15/45	2,596	2,721,511
Government National Mortgage Assoc.(b)	3.500%		TBA	5,500	5,841,602
Government National Mortgage Assoc.	3.500%		TBA	500	530,469
Government National Mortgage Assoc.	3.500%		03/20/45 - 04/20/45	3,252	3,455,308
Government National Mortgage Assoc.	4.000%		06/15/40	346	372,726
Government National Mortgage Assoc.	4.500%		02/20/41 - 03/20/41	1,766	1,934,876
Government National Mortgage Assoc.	5.000%		07/15/33 - 04/15/34	638	719,888
Government National Mortgage Assoc.	5.500%		03/15/34 - 03/15/36	572	654,961
Government National Mortgage Assoc.	6.500%		07/15/32 - 08/15/32	184	219,283
Government National Mortgage Assoc.	7.000%		03/15/23 - 08/15/28	354	388,283
Government National Mortgage Assoc.	7.500%		12/15/25 - 02/15/26	61	68,114
Government National Mortgage Assoc.	8.500%		09/15/24 - 04/15/25	124	139,204
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520	1,614,346
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,380	1,492,742
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		09/18/23	1,300	1,623,473
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.222	%(c)	07/15/20	720	687,339
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001	%(c)	04/15/30	635	455,254
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510	708,819
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	980	1,508,139
Ukraine Government, USAID Bonds, U.S. Gov’t. Gtd. Notes	1.471%		09/29/21	2,200	2,213,308

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $122,968,146)					125,910,468

U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Bonds	2.250%		08/15/46	580	569,487
U.S. Treasury Bonds	2.500%		02/15/45 - 05/15/46	1,600	1,654,521
U.S. Treasury Bonds	3.000%		05/15/45 - 11/15/45	2,270	2,589,289
U.S. Treasury Bonds	4.250%		11/15/40	3,210	4,420,019
U.S. Treasury Bonds	4.750%		02/15/41	465	686,039
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	2,549	2,601,893
U.S. Treasury Notes	0.750%		02/28/18	570	570,178
U.S. Treasury Notes	0.875%		09/15/19	3,595	3,594,860
U.S. Treasury Notes(d)	1.000%		03/15/18	100	100,387
U.S. Treasury Notes	1.125%		08/31/21 - 09/30/21	1,975	1,972,750
U.S. Treasury Notes	1.375%		04/30/21 - 09/30/23	7,760	7,837,707
U.S. Treasury Notes(d)	1.625%		04/30/23	915	928,331
U.S. Treasury Notes	2.125%		09/30/21 - 05/15/25	5,760	6,019,279
U.S. Treasury Notes(d)	2.125%		12/31/22	505	528,435
U.S. Treasury Strips Coupon	2.037	%(c)	02/15/22	1,690	1,574,480
U.S. Treasury Strips Coupon	2.184	%(c)	02/15/28	550	444,910

U.S. Treasury Strips Coupon	2.384	%(c)	05/15/29	565	442,430
U.S. Treasury Strips Coupon(e)	2.404	%(c)	08/15/21	2,525	2,378,320
U.S. Treasury Strips Coupon	4.138	%(c)	02/15/42	3,725	2,015,840
U.S. Treasury Strips Principal, PO	2.351	%(c)	05/15/43	595	314,063
U.S. Treasury Strips Principal, PO	2.543	%(c)	02/15/45	515	257,820
U.S. Treasury Strips Principal, PO	2.952	%(c)	05/15/45	800	398,837
U.S. Treasury Strips Principal, PO	3.005	%(c)	11/15/44	715	362,141

TOTAL U.S. TREASURY OBLIGATIONS (cost $41,008,139)					42,262,016

TOTAL LONG-TERM INVESTMENTS (cost $239,317,396)					246,309,242

				Shares
SHORT-TERM INVESTMENTS — 22.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $39,678,083)(f)				4,066,079	37,814,536
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $16,228,574)(f)				16,228,574	16,228,574

TOTAL SHORT-TERM INVESTMENTS (cost $55,906,657)					54,043,110

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 124.8% (cost $295,224,053)					300,352,352

				Principal Amount (000)#
SECURITY SOLD SHORT — (1.5)%
U.S. GOVERNMENT AGENCY OBLIGATION — SHORT
Federal National Mortgage Assoc. (proceeds received $3,632,207)	3.000%		TBA	3,500	(3,629,379)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 123.3% (cost $291,591,846)					296,722,973
Liabilities in excess of other assets(g) — (23.3)%					(56,113,149)

NET ASSETS — 100.0%					$240,609,824

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $14,750,000 is approximately 6.1% of net assets.
(c)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
83	2 Year U.S. Treasury Notes	Dec. 2016	$18,119,180	$18,132,906	$13,726
62	5 Year U.S. Treasury Notes	Dec. 2016	7,520,099	7,533,969	13,870
201	10 Year U.S. Treasury Notes	Dec. 2016	26,291,753	26,356,125	64,372
63	30 Year U.S. Ultra Treasury Bonds	Dec. 2016	11,695,006	11,584,125	(110,881)

					(18,913)

	Short Position:
65	20 Year U.S. Treasury Bonds	Dec. 2016	11,066,652	10,930,156	136,496

					$117,583

A U.S. Treasury Obligation with a market value of $719,618 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Interest rate swap agreements outstanding at September 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
52,560	09/09/17	0.539%		1 Day USOIS(2)	$348	$3,449	$3,101
19,280	01/06/21	1.750%		3 Month LIBOR(1)	199	491,485	491,286
5,100	01/13/22	2.351%		3 Month LIBOR(2)	181	(299,749)	(299,930)
4,850	01/13/22	2.480%		3 Month LIBOR(2)	179	(317,485)	(317,664)
1,710	01/22/22	2.467%		3 Month LIBOR(2)	160	(111,233)	(111,393)
5,470	05/31/22	2.217%		3 Month LIBOR(2)	179	(300,843)	(301,022)
8,330	11/30/22	1.850%		3 Month LIBOR(2)	151	(296,970)	(297,121)
3,600	11/30/22	1.982%		3 Month LIBOR(2)	169	(156,970)	(157,139)
3,445	08/02/23	—	(3)	— (3)	(858)	3,837	4,695
5,183	08/02/23	—	(4)	— (4)	800	6,670	5,870
1,335	08/03/23	—	(5)	— (5)	(322)	1,609	1,931
2,805	08/19/23	0.898%		1 Day USOIS(2)	165	1,288	1,123
8,720	12/20/23	2.932%		3 Month LIBOR(2)	220	(972,240)	(972,460)
5,290	09/17/24	2.732%		3 Month LIBOR(2)	111	(547,784)	(547,895)
1,860	09/04/25	2.214%		3 Month LIBOR(2)	164	(127,428)	(127,592)
1,630	01/08/26	2.210%		3 Month LIBOR(2)	23	(112,615)	(112,638)
1,405	11/15/41	1.869%		3 Month LIBOR(2)	5,531	(28,472)	(34,003)

					$7,400	$(2,763,451)	$(2,770,851)

U.S. Treasury Obligations with a combined market value of $1,307,448 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at September 30, 2016.

(1)	The Portfolio pays the floating rate and receives the fixed rate.
(2)	The Portfolio pays the fixed rate and receives the floating rate.
(3)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(5)	The Portfolio pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at September 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$(29,451)	$—	$(29,451)
Deutsche Bank AG	12/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(12,093)	—	(12,093)
Deutsche Bank AG	12/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(6,164)	—	(6,164)
Deutsche Bank AG	12/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	(35,158)	—	(35,158)

				$(82,866)	$—	$(82,866)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$14,080,910	$—
Non-Residential Mortgage-Backed Securities	—	225,853	—
Commercial Mortgage-Backed Securities	—	60,087,063	—
Corporate Bond	—	2,462,549	—
Foreign Agency	—	877,372	—
Residential Mortgage-Backed Securities	—	403,011	—
U.S. Government Agency Obligations	—	125,910,468	—
U.S. Treasury Obligations	—	42,262,016	—
Affiliated Mutual Funds	54,043,110	—	—
U.S. Government Agency Obligations — Short	—	(3,629,379)	—
Other Financial Instruments*
Futures Contracts	117,583	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,770,851)	—
OTC Total Return Swap Agreements	—	(82,866)	—

Total	$54,160,693	$239,826,146	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Interest rate contracts	$(2,736,134)

Government Money Market Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.3%
Federal Farm Credit Bank	0.418	%(a)	11/16/16	6,000	$5,996,857
Federal Farm Credit Bank	0.490	%(a)	02/01/17	1,100	1,098,196
Federal Farm Credit Bank	0.494	%(b)	10/25/17	11,000	11,000,000
Federal Farm Credit Bank	0.498	%(b)	10/03/16	5,000	4,999,993
Federal Farm Credit Bank	0.522	%(b)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.524	%(b)	12/28/16	2,000	1,999,951
Federal Farm Credit Bank	0.531	%(b)	12/19/16	4,475	4,477,546
Federal Farm Credit Bank	0.567	%(b)	08/29/17	2,000	1,998,178
Federal Farm Credit Bank	0.594	%(b)	09/28/17	12,000	11,998,782
Federal Farm Credit Bank	1.700%		10/28/16	2,000	2,001,861
Federal Farm Credit Bank	4.875%		01/17/17	8,110	8,214,870
Federal Home Loan Bank	0.204	%(a)	11/07/16	3,000	2,999,383
Federal Home Loan Bank	0.255	%(a)	10/13/16	26,000	25,997,833
Federal Home Loan Bank	0.285	%(a)	10/25/16	11,000	10,997,947
Federal Home Loan Bank	0.290	%(a)	10/19/16	12,000	11,998,290
Federal Home Loan Bank	0.298	%(a)	11/02/16	39,000	38,989,840
Federal Home Loan Bank	0.303	%(a)	10/07/16	26,300	26,298,695
Federal Home Loan Bank	0.306	%(a)	10/12/16 - 11/01/16	13,000	12,997,642
Federal Home Loan Bank	0.308	%(a)	10/26/16	20,000	19,995,799
Federal Home Loan Bank	0.310	%(a)	10/14/16	15,000	14,998,353
Federal Home Loan Bank	0.311	%(a)	10/28/16	5,000	4,998,856
Federal Home Loan Bank	0.316	%(a)	10/31/16 - 11/10/16	14,000	13,995,694
Federal Home Loan Bank	0.328	%(a)	11/09/16	6,000	5,997,907
Federal Home Loan Bank	0.341	%(a)	10/04/16	22,900	22,899,361
Federal Home Loan Bank	0.345	%(a)	10/05/16	22,900	22,899,138
Federal Home Loan Bank	0.352	%(a)	10/11/16	27,629	27,626,345
Federal Home Loan Bank	0.354	%(a)	10/21/16	22,000	21,995,756
Federal Home Loan Bank	0.355	%(a)	11/25/16	12,000	11,993,622
Federal Home Loan Bank	0.360	%(a)	10/17/16	3,000	2,999,529
Federal Home Loan Bank	0.397	%(a)	10/06/16 - 12/14/16	22,679	22,673,288
Federal Home Loan Bank	0.446	%(a)	01/06/17	11,000	10,987,040
Federal Home Loan Bank	0.449	%(a)	11/14/16	5,000	4,997,311
Federal Home Loan Bank	0.480	%(a)	01/18/17	7,000	6,990,039
Federal Home Loan Bank	0.490	%(a)	01/27/17	6,750	6,739,380
Federal Home Loan Bank	0.492	%(a)	01/25/17	13,000	12,979,813
Federal Home Loan Bank	0.495	%(a)	01/23/17	1,700	1,697,389
Federal Home Loan Bank	0.500%		10/17/16	3,000	2,999,988
Federal Home Loan Bank	0.509	%(b)	08/28/17	3,000	3,000,000
Federal Home Loan Bank	0.516	%(b)	11/21/16	6,000	6,000,000
Federal Home Loan Bank	0.531	%(b)	03/17/17	5,000	4,998,170
Federal Home Loan Bank	0.532	%(b)	12/08/17	4,000	3,999,762
Federal Home Loan Bank	0.585	%(b)	10/11/16	4,000	3,999,987
Federal Home Loan Bank	0.602	%(b)	10/13/16	3,000	2,999,990
Federal Home Loan Bank	0.618	%(b)	03/29/18	6,000	6,000,000
Federal Home Loan Bank	0.621	%(b)	02/17/17	6,000	6,004,283
Federal Home Loan Bank	0.625%		11/23/16	8,000	8,002,278
Federal Home Loan Bank	0.633	%(b)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.645	%(b)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	0.648	%(b)	02/08/18	6,000	6,000,000
Federal Home Loan Bank	0.667	%(b)	02/15/18	4,000	4,000,000
Federal Home Loan Bank	0.673	%(b)	05/16/17	4,000	3,999,291
Federal Home Loan Bank	0.698	%(b)	11/06/17	1,800	1,799,521
Federal Home Loan Bank	0.727	%(b)	08/01/17	2,000	2,000,000
Federal Home Loan Bank	0.770	%(b)	12/07/17	3,500	3,500,000

Federal Home Loan Bank	0.781	%(b)	08/21/17	1,000	999,911
Federal Home Loan Bank	0.826	%(b)	12/22/17	3,500	3,500,000
Federal Home Loan Bank	0.830	%(b)	09/11/17	2,000	1,999,906
Federal Home Loan Bank	1.625%		12/09/16	1,000	1,002,111
Federal Home Loan Mortgage Corp.	0.270	%(a)	10/06/16	10,000	9,999,632
Federal Home Loan Mortgage Corp.	0.280	%(a)	10/07/16	10,000	9,999,542
Federal Home Loan Mortgage Corp.	0.408	%(a)	02/01/17	7,000	6,990,433
Federal Home Loan Mortgage Corp.	0.500%		01/27/17	6,000	6,000,458
Federal Home Loan Mortgage Corp.	0.537	%(b)	04/20/17	7,000	6,999,410
Federal Home Loan Mortgage Corp.	0.625%		11/01/16	2,000	2,000,396
Federal Home Loan Mortgage Corp.	0.631	%(b)	01/08/18	5,000	5,000,000
Federal Home Loan Mortgage Corp.	0.875%		10/14/16	7,750	7,751,313
Federal National Mortgage Assoc.	0.255	%(a)	10/04/16	14,000	13,999,708
Federal National Mortgage Assoc.	0.265	%(a)	10/17/16	5,000	4,999,422
Federal National Mortgage Assoc.	0.275	%(a)	10/24/16	6,000	5,998,965
Federal National Mortgage Assoc.	0.387	%(a)	10/03/16	1,000	999,979
Federal National Mortgage Assoc.	0.540	%(b)	01/26/17	1,000	999,919
Federal National Mortgage Assoc.	0.550%		11/14/16	2,000	2,000,460
Federal National Mortgage Assoc.	0.587	%(b)	10/21/16	9,000	8,999,870
Federal National Mortgage Assoc.	0.635	%(b)	01/11/18	8,000	8,000,000
Federal National Mortgage Assoc.	0.807	%(b)	12/20/17	6,500	6,498,097
Federal National Mortgage Assoc.	1.250%		01/30/17	2,000	2,005,237
Federal National Mortgage Assoc.	4.875%		12/15/16	2,000	2,017,854

					623,596,377

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bills	0.233	%(a)	10/27/16	11,000	10,998,179
U.S. Treasury Bills	0.343	%(a)	12/08/16	11,000	10,992,998
U.S. Treasury Bills	0.409	%(a)	01/12/17	6,000	5,993,116
U.S. Treasury Bills	0.453	%(a)	02/16/17	10,000	9,982,965
U.S. Treasury Notes	0.500%		01/31/17	6,000	6,000,811
U.S. Treasury Notes	0.625%		10/15/16 - 12/31/16	22,000	22,006,502
U.S. Treasury Notes	0.875%		11/30/16	6,000	6,004,512
U.S. Treasury Notes	1.000%		10/31/16	6,000	6,003,335

					77,982,418

REPURCHASE AGREEMENTS(c) — 6.3%
Credit Agricole Corporate & Investment Bank SA, 0.39%, dated 09/27/16, due 10/04/16 in the amount of $8,000,607				8,000	8,000,000
TD Securities (USA) LLC, 0.51%, dated 09/30/16, due 10/03/16 in the amount of $39,430,676				39,429	39,429,000

					47,429,000

TOTAL INVESTMENTS — 100.0% (amortized cost $749,007,795)					749,007,795
Other assets in excess of liabilities					153,927

NET ASSETS — 100.0%					$749,161,722

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

(c)	The aggregate value of Repurchase Agreements is $47,429,000. Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.750% - 2.125%, maturity dates 11/15/17 - 12/31/20), with the aggregate value, including accrued interest of $48,377,695. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Agency Obligations	$—	$623,596,377	$—
U.S. Treasury Obligations	—	77,982,418	—
Repurchase Agreements	—	47,429,000	—

Total	$—	$749,007,795	$—

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.9%
ASSET-BACKED SECURITY
Collateralized Loan Obligation
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, MTN, 144A (cost $138,623)	0.913	%(a)	07/15/21	150	$149,100

BANK LOANS(a) — 1.3%
Capital Goods — 0.1%
Neff Rental LLC	7.250%		06/09/21	4,384	4,267,350

Chemicals — 0.2%
Solenis International LP	7.750%		07/31/22	7,500	7,325,002

Energy - Other
American Energy Marcellus LLC	8.500%		08/04/21	3,675	280,219

Entertainment — 0.1%
Scientific Games International, Inc.	6.000%		10/16/20	1,985	1,990,011

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21	5,475	5,478,016
Golden Nugget, Inc.	5.500%		11/21/19	2,530	2,537,786

					8,015,802

Lodging
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,755,833

Retailers — 0.1%
Rite Aid Corp.	4.875%		06/21/21	3,000	3,004,500

Technology — 0.6%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	16,295	9,573,312
Kronos, Inc.	9.750%		04/30/20	10,150	10,332,664

					19,905,976

TOTAL BANK LOANS (cost $55,118,957)					46,544,693

COLLATERALIZED MORTGAGE OBLIGATIONS
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	3.011	%(a)	10/25/35	68	59,091
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.734	%(a)	10/25/46	33	21,946
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	2.745	%(a)	09/25/45	12	11,507
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.925	%(a)	05/25/35	26	19,622
Banc of America Funding Trust, Series 2006-B, Class 2A1	3.051	%(a)	03/20/36	82	70,111
Bear Stearns ARM Trust, Series 2005-10, Class A2	3.040	%(a)	10/25/35	7	6,608
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	3.296	%(a)	09/25/37	60	54,773
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	3.031	%(a)	10/25/35	19	15,958
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.985	%(a)	02/25/37	30	25,849
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.715	%(a)	09/25/46	31	23,919
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.742	%(a)	07/20/46	25	12,278

Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	1.165	%(a)	03/25/35	63	51,987
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.711	%(a)	07/19/46	40	23,005
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.781	%(a)	09/19/46	4	70
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.715	%(a)	09/25/46	31	25,353
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	22	19,674
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.735	%(a)	04/25/46	21	15,204
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.426	%(a)	02/25/36	125	100,053
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.855	%(a)	03/25/37	134	31,824
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	43	38,386
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.875	%(a)	04/25/36	96	35,829
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.544	%(a)	02/25/37	24	21,885
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.709	%(a)	02/25/37	30	26,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $676,718)					711,360

CORPORATE BONDS — 95.3%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22	13,150	10,815,875

Aerospace & Defense — 0.7%
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,083,600
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	7,431,079
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	3,575	3,771,625
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	4,675	4,920,437
TransDigm, Inc., Gtd. Notes	7.500%		07/15/21	5,245	5,559,700
TransDigm, Inc., Gtd. Notes, 144A	6.375%		06/15/26	1,125	1,161,563

					25,928,004

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%		05/01/25	4,150	4,326,375

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	5.250%		04/15/23	5,925	6,095,344
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	5.625%		02/01/23	650	680,875

					6,776,219

Auto Parts & Equipment — 2.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875%		08/15/26	7,275	7,284,094
Allison Transmission, Inc., Gtd. Notes, 144A	5.000%		10/01/24	5,550	5,688,750
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	3,675	3,840,375
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	764,438
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,375	2,470,000
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	4.500%		09/15/23	4,525	4,567,399
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A	4.750%		09/15/26	3,200	3,216,000
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	805,031
Lear Corp., Gtd. Notes	5.250%		01/15/25	8,125	8,795,312
Meritor, Inc., Gtd. Notes(b)	6.250%		02/15/24	8,525	8,162,687

Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,075	8,135,562
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,300	7,555,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	1,756	2,006,443
TI Group Automotive Systems LLC, Sr. Unsec’d. Notes, 144A(b)	8.750%		07/15/23	7,200	7,830,000
Titan International, Inc., Sr. Sec’d. Notes	6.875%		10/01/20	4,425	4,170,563
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	6,825	7,237,094
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	8,775	9,213,750

					91,742,998

Banks — 2.4%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100	%(a)	12/31/49	7,500	7,818,750
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(a)	12/29/49	730	744,600
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(a)	12/29/49	1,250	1,282,031
Bank of America Corp., Series X, Jr. Sub. Notes	6.250	%(a)	12/31/49	3,025	3,150,084
Citigroup, Inc., Series N, Jr. Sub. Notes(b)	5.800	%(a)	12/31/49	9,515	9,596,896
Citigroup, Inc., Series O, Jr. Sub. Notes	5.875	%(a)	12/31/49	3,950	3,989,895
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950	%(a)	12/31/49	10,000	10,201,000
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(a)	12/31/49	3,925	3,944,519
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	427,517
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	1,596	1,639,890
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes	5.150	%(a)	12/31/49	3,100	3,115,500
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000	%(a)	12/31/49	1,050	1,095,938
JPMorgan Chase & Co., Series U, Jr. Sub. Notes	6.125	%(a)	12/31/49	1,500	1,586,715
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(a)	12/31/49	7,675	8,106,719
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	4,975	4,991,616
Morgan Stanley, Series J, Jr. Sub. Notes(b)	5.550	%(a)	12/31/49	2,700	2,757,375
Royal Bank of Scotland Group PLC, Jr. Sub. Notes	8.625	%(a)	12/31/49	4,625	4,526,719
Standard Chartered PLC, Jr. Sub. Notes, 144A	7.500	%(a)	12/31/49	3,000	2,992,500
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49	11,350	11,761,437

					83,729,701

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	1,950	2,106,000
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,350	5,577,375

					7,683,375

Building Materials — 2.0%
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	7,650	8,778,375
Builders FirstSource, Inc., Sr. Sec’d. Notes, 144A	5.625%		09/01/24	3,150	3,228,750
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	3,475	3,809,469
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, MTN, 144A	7.750%		04/16/26	4,625	5,131,437
Griffon Corp., Gtd. Notes	5.250%		03/01/22	15,960	16,019,850
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	5,950	6,307,000
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(b)(c)(d)	5.375%		11/15/24	6,250	6,437,500
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%		04/15/22	4,800	5,232,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	6,550	6,681,000
US Concrete, Inc., Gtd. Notes	6.375%		06/01/24	5,300	5,498,750
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	2,480	2,659,800

					69,783,931

Chemicals — 4.0%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	9,350	9,443,500
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	4,000	4,360,000
Axalta Coating Systems LLC, Gtd. Notes, 144A	4.875%	08/15/24	3,775	3,867,016
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	9.750%	10/15/23	6,440	7,567,000
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	10.000%	10/15/25	2,940	3,469,200
Chemours Co. (The), Sr. Unsec’d. Notes(b)	6.625%	05/15/23	9,255	9,023,625
Chemours Co. (The), Sr. Unsec’d. Notes	7.000%	05/15/25	6,650	6,533,625
CVR Partners LP/ CVR Nitrogen Finance Corp., Sr. Sec’d. Notes, 144A	9.250%	06/15/23	7,575	7,328,812
Eco Services Operations LLC/Eco Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $4,110,000; purchased 08/03/16)(c)(d)	8.500%	11/01/22	4,000	4,160,000
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%	02/01/23	4,175	4,769,729
Hexion, Inc., Sec’d. Notes (original cost $20,248,994; purchased 11/05/10-11/10/14)(b)(c)(d)	9.000%	11/15/20	20,180	14,655,725
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	7,585	6,674,800
Hexion, Inc., Sr. Sec’d. Notes	8.875%	02/01/18	9,275	8,834,437
Hexion, Inc., Sr. Sec’d. Notes	10.000%	04/15/20	6,025	5,934,625
INEOS Group Holdings SA, Gtd. Notes, 144A (original cost $6,575,000; purchased 07/26/16)(b)(c)(d)	5.625%	08/01/24	6,575	6,451,719
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	6.500%	02/01/22	7,495	7,288,887
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	10.375%	05/01/21	3,525	3,798,187
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $3,025,000; purchased 04/26/16)(c)(d)	6.750%	11/15/22	3,025	3,206,500
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,217,913; purchased 12/11/12-10/07/15)(c)(d)	8.750%	12/15/20	17,445	13,529,470
Tronox Finance LLC, Gtd. Notes	6.375%	08/15/20	3,901	3,598,673
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $7,122,875; purchased 10/10/13-04/01/16)(c)(d)	7.500%	02/15/19	8,650	8,087,750

				142,583,280

Coal — 0.4%
CONSOL Energy, Inc., Gtd. Notes	5.875%	04/15/22	14,750	13,570,000

Commercial Services — 3.3%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	3,447,938
Amn Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	1,700	1,717,000
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	10,950	11,086,875
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	11,125	11,695,156
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(b)	5.125%	06/01/22	6,650	6,670,781
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,375	1,417,969
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%	09/01/19	21,290	20,278,725
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,478,000
LSC Communications, Inc., Sr. Sec’d. Notes, 144A	8.750%	10/15/23	5,675	5,660,812
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(c)(d)	7.875%	05/01/18	7,275	7,129,500
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	1,575	1,563,188
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	2,560	2,579,200

Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	925	962,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%		05/15/24	6,225	6,598,500
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	3,725	3,799,500
United Rentals North America, Inc., Gtd. Notes(b)	5.750%		11/15/24	5,150	5,343,125
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	3,400	3,502,000
United Rentals North America, Inc., Gtd. Notes(b)	6.125%		06/15/23	2,600	2,726,750
United Rentals North America, Inc., Gtd. Notes(b)	7.625%		04/15/22	15,640	16,656,600

					115,313,619

Computers — 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(b)	7.125%		06/15/24	6,025	6,626,584
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%		06/15/23	3,210	3,439,377
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%		06/15/26	765	838,672
Western Digital Corp., Sr. Unsec’d. Notes, 144A	10.500%		04/01/24	33,270	38,593,200

					49,497,833

Cosmetics & Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $856,830; purchased 07/10/13-07/30/14)(c)(d)	4.625%		05/15/21	902	895,235

Distribution/Wholesale — 1.1%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	12,125	11,033,750
Beacon Roofing Supply, Inc., Gtd. Notes(b)	6.375%		10/01/23	4,725	5,103,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	2,275	2,110,062
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23	5,400	5,035,500
H&E Equipment Services, Inc., Gtd. Notes	7.000%		09/01/22	13,095	13,815,225
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	1,975	2,088,563

					39,186,100

Diversified Financial Services — 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	1,034	1,055,973
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%		07/01/20	550	570,625
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	3,875	4,054,219
Ally Financial, Inc., Gtd. Notes(b)	8.000%		03/15/20	2,243	2,562,627
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	4,075	4,141,219
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	7,175	7,623,437
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	801,563
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,879,281
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	4,450	4,663,600
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%		08/15/21	4,125	4,310,625
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,425	4,530,094
International Lease Finance Corp., Sr. Unsec’d. Notes	5.875%		08/15/22	500	554,375
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,297,550
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	1,125	1,335,937
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,875,750
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	4.250	%(a)	12/21/65	4,250	3,389,375
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,350	9,303,250
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,440,016
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,479,375

Navient Corp., Sr. Unsec’d. Notes	5.875%		10/25/24	1,075	978,250
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21	2,400	2,418,000
Navient Corp., Sr. Unsec’d. Notes	7.250%		09/25/23	4,575	4,575,000
Navient Corp., Sr. Unsec’d. Notes, MTN	6.125%		03/25/24	1,800	1,676,250
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	6,100	6,542,250
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	575	604,469
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	305	320,631
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	6,675	6,833,531
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A (original cost $9,000,000; purchased 07/22/14)(c)(d)	9.500%		08/15/21	9,000	4,860,000

					87,677,272

Electric — 5.6%
AES Corp., Sr. Unsec’d. Notes(b)	4.875%		05/15/23	900	913,500
AES Corp., Sr. Unsec’d. Notes	5.500%		03/15/24	700	728,434
AES Corp., Sr. Unsec’d. Notes	5.500%		04/15/25	1,700	1,751,000
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	11,999	13,768,852
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	2,100	2,199,750
Calpine Corp., Sr. Sec’d. Notes, 144A(b)	7.875%		01/15/23	6,113	6,456,856
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	10,710	10,669,838
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	13,150	12,985,625
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	5,625	5,554,688
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	316	316,398
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,250	4,409,375
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	14,050	14,331,000
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	4,310	3,911,325
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	2,625	2,690,625
Dynegy, Inc., Gtd. Notes(b)	7.375%		11/01/22	29,330	28,963,375
Dynegy, Inc., Gtd. Notes(b)	7.625%		11/01/24	19,530	19,178,460
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	7.875%		06/15/17	13,969	11,559,347
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%		10/15/18	3,350	2,646,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	16,646	12,401,270
Mirant Corp., Bonds, 144A (original cost $9; purchased 01/02/02-04/23/03)(c)(d)(e)	7.400	%(a)(f)	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Series C, Pass-Through Certificates	10.060%		12/30/28	4,837	3,700,589
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates (original cost $1,073,610; purchased 06/19/09-01/25/12)(c)(d)	9.125%		06/30/17	1,063	877,096
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	5,485	5,567,275
NRG Energy, Inc., Gtd. Notes(b)	6.250%		05/01/24	3,535	3,588,025
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	3,291	3,323,910
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	921	962,445
NRG Energy, Inc., Gtd. Notes, 144A	6.625%		01/15/27	3,850	3,773,000
NRG Energy, Inc., Gtd. Notes, 144A	7.250%		05/15/26	7,725	7,860,188
NRG REMA LLC, Series B, Pass-Through Certificates (original cost $282,702; purchased 07/24/03-10/14/15)(c)(d)	9.237%		07/02/17	274	246,383
NRG REMA LLC, Series C, Pass-Through Certificates (original cost $9,469,431; purchased 08/07/12-10/05/15)(c)(d)	9.681%		07/02/26	8,835	7,068,000
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200%		11/30/29	200	209,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A(b)	4.625%		07/15/19	4,450	4,183,000

					196,796,954

Electrical Components & Equipment — 0.4%
Anixter, Inc., Gtd. Notes	5.500%		03/01/23	1,875	1,964,063
Belden, Inc., Gtd. Notes, MTN, 144A	5.500%		09/01/22	4,025	4,196,062

General Cable Corp., Gtd. Notes(b)	5.750%	10/01/22	3,225	3,063,750
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	6,250	6,258,750

				15,482,625

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.875%	10/15/24	10,900	11,635,750

Entertainment — 4.0%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	11,700	11,817,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	4,425	4,602,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,596,184; purchased 03/14/12-09/30/15)(c)(d)	9.125%	05/01/19	12,437	12,996,665
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,100	2,215,500
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	12,219	12,280,095
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,850	7,021,250
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	8,200	8,702,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,775	1,868,188
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	575	619,563
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	5.375%	11/01/23	5,425	5,845,437
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	1,950	2,096,250
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A	8.875%	03/15/19	3,153	3,334,297
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	750	782,813
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,862,385
Mood Media Corp., Gtd. Notes, 144A (original cost $3,700,000; purchased 10/16/12)(c)(d)	9.250%	10/15/20	3,700	2,886,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	2,300	2,340,250
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	2,325	2,423,812
National CineMedia LLC, Sr. Unsec’d. Notes, 144A	5.750%	08/15/26	3,875	4,020,312
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	8,701	8,983,782
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	7,800	7,839,000
Regal Entertainment Group, Sr. Unsec’d. Notes(b)	5.750%	02/01/25	3,170	3,193,775
Scientific Games International, Inc., Gtd. Notes	6.625%	05/15/21	27,975	21,261,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	7,000	6,457,500
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%	01/01/22	1,275	1,348,313

				139,797,437

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	4,235	4,446,750
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,086,500
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,850	7,038,375
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%	10/01/22	2,100	2,173,500
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	330	340,725

				15,085,850

Food — 2.8%
Albertsons Cos LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Sr. Unsec’d. Notes, 144A	5.750%	03/15/25	4,350	4,339,125
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,025	4,145,750
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	4,800	5,010,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,450	8,323,250
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,750	7,003,125

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $10,769,975; purchased 09/13/13-01/05/16)(c)(d)	7.250%	06/01/21	10,810	11,174,837
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,191,406; purchased 07/05/16)(c)(d)	7.250%	06/01/21	2,125	2,196,719
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,852,750; purchased 05/20/15-03/08/16)(c)(d)	5.750%	06/15/25	9,250	9,088,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,744,313; purchased 06/11/14-01/27/16)(c)(d)	5.875%	07/15/24	9,325	9,278,375
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	3,200	3,296,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A(b)	5.875%	01/15/24	675	720,563
Post Holdings, Inc., Gtd. Notes, 144A	5.000%	08/15/26	3,425	3,407,875
Post Holdings, Inc., Gtd. Notes, 144A(b)	6.000%	12/15/22	6,825	7,208,906
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	875	937,344
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	3,500	4,005,312
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,525	2,670,188
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	5,475	5,721,375
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	5,100	4,768,500
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	4,075	3,891,625
TreeHouse Foods, Inc., Gtd. Notes	4.875%	03/15/22	676	699,660
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	2,225	2,394,656

				100,281,310

Forest Products & Paper — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875%	09/15/18	5,750	5,980,000
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A	9.000%	12/15/19	4,025	3,048,938

				9,028,938

Gas — 0.3%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	4,800	5,088,000
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	4,800	5,088,000

				10,176,000

Healthcare-Products — 1.3%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,575	1,575,000
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,545,578
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	19,625	17,319,062
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%	11/01/23	9,650	9,457,000
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	2,383	2,505,129
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	6,675	6,007,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.500%	04/15/25	1,375	1,306,250

				44,715,519

Healthcare-Services — 5.9%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	9,600	9,744,000
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,310,195
Acadia Healthcare Co., Inc., Gtd. Notes	6.500%	03/01/24	2,075	2,173,563
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	5,975	6,169,187

CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	17,509	15,057,740
CHS/Community Health Systems, Inc., Gtd. Notes(b)	7.125%	07/15/20	14,500	13,477,750
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	9,880	9,682,400
HCA, Inc., Gtd. Notes	5.375%	02/01/25	37,290	38,501,925
HCA, Inc., Gtd. Notes	5.875%	05/01/23	3,797	4,043,805
HCA, Inc., Gtd. Notes	5.875%	02/15/26	2,875	3,065,469
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,471,313
HealthSouth Corp., Gtd. Notes(b)	5.750%	11/01/24	5,100	5,281,662
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,506	3,321,935
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	4,775	4,858,563
Kindred Healthcare, Inc., Gtd. Notes(b)	8.750%	01/15/23	3,800	3,800,000
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,274,250
LifePoint Health, Inc., Gtd. Notes(b)	5.875%	12/01/23	3,600	3,735,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	3,225	3,390,281
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	4,450	4,783,750
Select Medical Corp., Gtd. Notes(b)	6.375%	06/01/21	14,895	14,652,956
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.875%	04/15/21	3,750	4,003,125
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	6,720	6,686,400
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	3,225	3,273,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	9,675	9,505,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	06/15/23	9,700	9,021,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	20,180	20,180,000

				207,465,331

Home Builders — 4.2%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	7,250	7,540,000
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	4,475	4,452,625
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	10,719	10,826,190
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	414,000
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.375%	05/15/25	4,075	4,069,906
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,600	6,666,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	2,900	3,023,250
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24	1,500	1,605,000
CalAtlantic Group, Inc., Gtd. Notes(b)	6.250%	12/15/21	6,000	6,592,500
CalAtlantic Group, Inc., Gtd. Notes(b)	8.375%	01/15/21	3,125	3,710,937
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,803	9,551,255
KB Home, Gtd. Notes	7.000%	12/15/21	2,725	2,929,375
KB Home, Gtd. Notes(b)	7.500%	09/15/22	2,825	3,065,125
KB Home, Gtd. Notes	7.625%	05/15/23	6,050	6,443,250
Lennar Corp., Gtd. Notes	4.750%	05/30/25	7,875	7,993,125
Lennar Corp., Gtd. Notes	4.875%	12/15/23	2,420	2,480,500
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,475	3,640,063
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,825,000
PulteGroup, Inc., Gtd. Notes	5.000%	01/15/27	6,050	6,076,620
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	7,925	8,321,250
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	1,650	1,650,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	4,200	4,179,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	1,032,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	3,163	3,257,890
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	10,312	10,801,820

WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	9,084,200
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,875	13,261,250

				146,492,631

Household Products/Wares — 0.1%
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A	6.375%	03/01/24	550	584,375
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	3,775	4,077,000

				4,661,375

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	1,900	2,023,500

Internet — 0.2%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	5,925	6,339,750
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	2,000	2,120,000

				8,459,750

Iron/Steel — 0.8%
Ak Steel Corp., Sr. Sec’d. Notes(b)	7.500%	07/15/23	7,275	7,747,875
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	7,000	8,470,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(c)(d)	6.375%	05/01/22	12,750	12,909,375

				29,127,250

Leisure Time — 0.5%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $2,525,000; purchased 05/09/12)(c)(d)	6.875%	06/15/19	2,525	2,613,375
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,597,781
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $5,447,750; purchased 05/05/15-04/06/16)(c)(d)	6.250%	05/15/25	6,125	5,726,875
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,432,375; purchased 07/17/14-06/09/16)(c)(d)	8.500%	10/15/22	6,825	6,995,625

				17,933,656

Lodging — 2.3%
Boyd Gaming Corp., Gtd. Notes(b)	6.875%	05/15/23	20,700	22,407,750
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	2,000	2,145,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A (original cost $13,895,156; purchased 11/5/13-07/11/16)(c)(d)	8.500%	12/01/21	13,750	14,437,500
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	5,875	6,065,937
MGM Resorts International, Gtd. Notes	6.000%	03/15/23	4,000	4,340,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	11,965	13,460,625
MGM Resorts International, Gtd. Notes(b)	6.750%	10/01/20	1,755	1,965,600
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $15,620,250; purchased 05/16/13-01/22/16)(c)(d)	6.375%	06/01/21	16,100	16,100,000

				80,922,412

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.000%	05/15/21	6,739	6,890,628
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,125	1,153,125
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	8,331	4,331,879

				12,375,632

Machinery-Diversified — 0.7%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,510,000
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,150	4,409,375
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,806,375; purchased 04/08/13-12/17/15)(c)(d)	8.750%	12/15/19	2,675	2,802,063
Cloud Crane LLC, Sec’d. Notes, 144A (original cost $7,655,375; purchased 07/15/16-09/23/16)(c)(d)	10.125%	08/01/24	7,525	7,807,187
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	2,950	2,986,875
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes	9.500%	02/15/24	2,875	3,291,875

				25,807,375

Media — 7.4%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	2,875	2,993,594
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,925	10,259,969
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,000	2,160,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,475	17,257,563
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23	2,875	3,043,906
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	4,350	4,540,313
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,000	25,560,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	5.250%	09/30/22	635	663,575
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	3,200	3,392,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25	25,675	27,729,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, MTN, 144A	5.125%	12/15/21	13,142	13,142,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, MTN, 144A	5.125%	12/15/21	17,434	17,390,589
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,914,000
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	2,970	2,992,275
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	2,700	2,592,000
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20	5,100	5,055,375
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	909,500
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,125	2,183,926
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	3,950,000
DISH DBS Corp., Gtd. Notes, 144A	7.750%	07/01/26	18,045	19,172,812
Entercom Radio LLC, Gtd. Notes, MTN	10.500%	12/01/19	1,750	1,822,188
Gray Television, Inc., Gtd. Notes, 144A	5.875%	07/15/26	2,750	2,770,625
LIN Television Corp., Gtd. Notes, MTN	6.375%	01/15/21	2,000	2,070,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,762,500
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	7,950	8,466,750
Nexstar Escrow Corp., Gtd. Notes, 144A(b)	5.625%	08/01/24	4,000	4,010,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	11,408	11,864,320
SFR Group SA (France), Sr. Sec’d. Notes, 144A	7.375%	05/01/26	22,550	23,050,384
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	2,025	2,100,938
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,045,000
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	1,950	2,028,000

Time, Inc., Gtd. Notes, 144A	5.750%	04/15/22	5,815	5,709,603
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	7,125	7,209,609
Unitymedia GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,749,281
Univision Communications, Inc., Gtd. Notes, 144A (original cost $5,133,828; purchased 02/17/16)(c)(d)	8.500%	05/15/21	5,279	5,463,765
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25	3,530	3,546,415

				262,571,775

Metal Fabricate & Hardware — 0.5%
Novelis Corp., Gtd. Notes, 144A	5.875%	09/30/26	5,750	5,886,563
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	10,355	10,924,525

				16,811,088

Metals — 0.4%
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%	03/01/19	2,710	2,669,350
Teck Resources Ltd. (Canada), Gtd. Notes	6.250%	07/15/41	12,500	11,968,750

				14,638,100

Mining — 3.5%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,449,000
Alcoa Nederland Holding BV, Gtd. Notes, 144A	6.750%	09/30/24	3,275	3,401,906
Alcoa Nederland Holding BV, Gtd. Notes, 144A	7.000%	09/30/26	3,175	3,282,156
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%	10/01/24	7,400	7,871,750
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, MTN, 144A	6.125%	12/15/20	6,986	7,034,902
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21	2,491	2,229,445
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	850	752,250
FMG Resources August 2006 Pty Ltd., Sr. Sec’d. Notes, 144A	9.750%	03/01/22	5,830	6,762,800
Freeport-McMoRan, Inc., Gtd. Notes(b)	3.550%	03/01/22	7,835	7,129,850
Freeport-McMoRan, Inc., Gtd. Notes(b)	3.875%	03/15/23	10,280	9,225,478
Freeport-McMoRan, Inc., Gtd. Notes	4.550%	11/14/24	850	770,313
International Wire Group, Inc., Sr. Sec’d. Notes, 144A (original cost $7,201,332; purchased 07/12/16-08/04/16)(d)	10.750%	08/01/21	7,475	7,119,937
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	3,850	4,235,000
Kaiser Aluminum Corp., Gtd. Notes	5.875%	05/15/24	2,700	2,821,500
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	5,650	5,900,295
Kinross Gold Corp. (Canada), Gtd. Notes	6.875%	09/01/41	725	710,863
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,650	6,003,125
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.875%	11/01/22	5,499	5,856,435
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.250%	11/15/22	14,267	14,588,007
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes(b)	4.750%	01/15/22	26,874	26,336,520

				123,481,532

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,600	1,432,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	2,500	2,262,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	2,200	1,952,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	517	527,340
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,609,250
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $6,875,000; purchased 06/12/14)(c)(d)	6.000%	07/15/22	6,875	6,531,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	8,412	8,580,240

				25,895,080

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	8,184	8,736,420

Oil & Gas — 4.8%
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%		02/01/23	2,300	1,046,500
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%		04/15/21	6,900	3,139,500
California Resources Corp., Gtd. Notes	5.500%		09/15/21	76	40,280
California Resources Corp., Gtd. Notes	6.000%		11/15/24	1,257	600,218
California Resources Corp., Sec’d. Notes, 144A	8.000%		12/15/22	13,893	9,238,845
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%		02/15/20	9,750	9,774,375
Concho Resources, Inc., Gtd. Notes	5.500%		04/01/23	4,700	4,846,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%		08/15/21	6,450	6,627,375
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		09/15/23	2,500	2,662,500
Halcon Resources Corp., Sec’d. Notes, 144A (original cost $8,126,625; purchased 05/01/15-09/20/16)(b)(c)(d)	8.625%		02/01/20	8,350	8,391,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,275,000; purchased 05/20/15)(c)(d)	5.750%		10/01/25	9,275	9,228,625
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%		01/30/23	725	573,656
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	14,395	11,749,919
Murphy Oil Corp., Sr. Unsec’d. Notes	6.875%		08/15/24	1,925	1,989,876
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,102,500
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%		01/01/26	5,975	5,989,937
Newfield Exploration Co., Sr. Unsec’d. Notes, MTN	5.750%		01/30/22	1,875	1,935,937
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A	5.375	%(a)(f)	01/26/19	5,000	925,000
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	1,575,063
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%		12/15/21	2,075	1,877,875
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,318,750
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%		05/01/23	2,975	2,930,375
QEP Resources, Inc., Sr. Unsec’d. Notes, MTN(b)	5.375%		10/01/22	2,300	2,282,750
Range Resources Corp., Gtd. Notes, 144A(b)	5.000%		08/15/22	3,175	3,159,125
Range Resources Corp., Gtd. Notes, 144A(b)	5.000%		03/15/23	1,478	1,444,745
Range Resources Corp., Gtd. Notes, 144A	5.875%		07/01/22	15,637	15,793,370
Rice Energy, Inc., Gtd. Notes	6.250%		05/01/22	1,175	1,213,188
Rice Energy, Inc., Gtd. Notes(b)	7.250%		05/01/23	5,775	6,179,250
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes (Escrow Shares) (original cost $0; purchased 09/07/16)(c)(d)(e)	6.500	%(f)	07/15/22	1,975	20
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%		08/01/20	3,900	3,963,375
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%		04/01/23	9,600	9,864,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A (original cost $6,948,750; purchased 11/01/13-01/23/14)(c)(d)	6.000%		11/01/20	6,900	6,227,250
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%		02/15/23	6,475	6,636,875
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	5,733	5,661,337
Whiting Petroleum Corp., Gtd. Notes(b)	5.750%		03/15/21	2,000	1,870,000
Whiting Petroleum Corp., Gtd. Notes	6.250%		04/01/23	575	524,688
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%		01/15/22	5,043	5,033,544
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%		08/01/20	3,100	3,278,250
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	8.250%		08/01/23	4,800	5,160,000

					167,857,498

Oil & Gas Services — 0.2%
CGG SA (France), Gtd. Notes	6.500%		06/01/21	2,125	1,035,938
CGG SA (France), Gtd. Notes	6.875%		01/15/22	1,355	691,050
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,375,187
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,150	1,141,375

					6,243,550

Packaging & Containers — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	4,782	4,937,415
ARD Finance SA, Sr. Sec’d. Notes, PIK, 144A	7.125%	09/15/23	7,000	6,965,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%	06/30/21	1,725	1,772,437
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	2,875	2,936,094
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,360	1,404,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	14,175	15,096,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	1,020,353
Coveris Holdings SA (Luxembourg), Gtd. Notes, MTN, 144A (original cost $8,713,750; purchased 10/24/13-12/16/15)(c)(d)	7.875%	11/01/19	8,900	9,100,250
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	370	374,625
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	5.875%	08/15/23	1,675	1,800,625
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	6.375%	08/15/25	1,275	1,404,094
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,535	6,126,562
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,513,650; purchased 09/25/13-11/04/15)(c)(d)	6.500%	10/01/21	11,590	12,024,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	1,252	1,289,560
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	6,600	7,078,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,634,063
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,360,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,025	3,221,625
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	625	714,844

				82,261,247

Pharmaceuticals — 2.0%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	5,054	5,066,635
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	9,350	8,625,375
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.250%	01/15/22	1,375	1,320,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23	200	182,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.500%	02/01/25	3,950	3,490,812
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,375	4,528,125
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes(b)	6.625%	05/01/23	6,005	5,659,712
NBTY, Inc., Sr. Unsec’d. Notes, 144A (original cost $5,384,781; purchased 07/15/16-07/20/16)(c)(d)	7.625%	05/15/21	5,275	5,392,738
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,925	1,645,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,920	2,606,100
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.875%	05/15/23	3,075	2,652,188
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	6.125%	04/15/25	19,195	16,531,694

Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	7.500%		07/15/21	2,375	2,299,238
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%		03/01/24	8,300	9,524,250

					69,524,742

Pipelines — 2.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375%		09/15/24	2,750	2,784,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%		12/15/20	1,950	1,964,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.250%		04/01/23	1,275	1,290,937
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%		10/15/20	4,300	4,719,250
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	7,725	7,667,062
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%		08/01/22	5,425	5,589,811
MPLX LP, Gtd. Notes	4.875%		12/01/24	3,550	3,671,857
MPLX LP, Gtd. Notes	4.875%		06/01/25	2,400	2,479,877
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%		04/15/23	3,275	3,381,074
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%		09/01/20	4,050	4,397,239
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,120,375; purchased 02/21/14-03/02/16)(c)(d)	5.625%		04/15/20	5,375	5,670,625
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(c)(d)	6.000%		01/15/19	5,522	5,798,100
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%		11/15/23	1,350	1,228,500
Selectica, Inc. (Escrow Shares) (original cost $0; purchased 12/11/09)(c)(d)(e)	—	%(a)(f)	12/31/49	1,350	14
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%		09/15/24	6,400	6,448,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(b)	6.750%		03/15/24	4,950	5,296,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	1,000	1,032,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.125%		02/01/25	2,675	2,678,344
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	5.375%		02/01/27	2,675	2,691,719
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,932,410
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,161,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.250%		10/15/22	2,500	2,668,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%		05/01/24	2,950	3,163,875

					80,716,569

Real Estate — 0.6%
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,263,976
Crescent Communities LLC, Sr. Sec’d. Notes, 144A	8.875%		10/15/21	3,325	3,366,562

Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $8,277,875; purchased 11/10/14-03/29/16)(c)(d)	8.250%	12/01/22	8,225	8,718,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%	06/01/23	7,700	7,825,125

				21,174,163

Real Estate Investment Trusts (REITs) — 1.8%
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	4,697	4,974,414
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	4,125	4,315,781
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	5,350	5,751,250
Felcor Lodging LP, Gtd. Notes	6.000%	06/01/25	4,045	4,206,800
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	2,975	3,226,982
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes, 144A	4.500%	09/01/26	5,625	5,625,000
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	02/15/22	1,000	1,042,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.250%	08/01/26	4,200	4,357,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,442,025
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%	03/01/24	4,100	4,448,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, MTN	5.000%	04/15/21	2,800	2,884,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, MTN	5.000%	04/15/23	5,278	5,357,170
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(b)	5.375%	06/01/23	4,300	4,407,500
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	1,950	2,040,188
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,875	6,741,921

				62,821,531

Retail — 5.2%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	5,635	5,959,013
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%	04/01/22	3,875	4,059,063
Brinker International, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/24	3,550	3,599,210
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,250	5,449,500
CEC Entertainment, Inc., Gtd. Notes	8.000%	02/15/22	10,420	10,380,925
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A (original cost $2,387,250; purchased 03/07/13-10/11/13)(c)(d)	6.125%	03/15/20	2,400	1,248,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,800	4,796,000
CST Brands, Inc., Gtd. Notes	5.000%	05/01/23	3,400	3,574,250
Dollar Tree, Inc., Sr. Unsec’d. Notes	5.750%	03/01/23	7,500	8,071,875
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	1,425	1,460,625
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750%	06/15/23	3,075	2,706,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	2,025	1,852,875
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,345	5,647,050
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	59	57,968
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,612,875; purchased 06/06/13-01/03/14)(b)(c)(d)	9.250%	06/15/21	5,600	5,936,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell Of America LLC, Gtd. Notes, 144A	5.250%	06/01/26	5,350	5,657,625
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	5,685	6,352,987
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	5,825	6,265,487

L Brands, Inc., Gtd. Notes	6.875%	11/01/35	1,075	1,171,750
Landry’s, Inc., Gtd. Notes, 144A (original cost $4,798,030; purchased 04/19/12-06/26/12)(c)(d)	9.375%	05/01/20	4,773	5,006,161
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $10,075,000; purchased 09/20/16)(d)	6.750%	10/15/24	10,075	10,251,312
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	4,650	4,324,500
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(b)	8.000%	10/15/21	28,169	23,521,115
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	03/15/23	16,795	17,592,762
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	7,526	7,093,255
Rite Aid Corp., Gtd. Notes, 144A	6.375%	04/01/23	13,450	14,514,836
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	4,950	5,327,438
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, MTN	5.500%	06/01/24	5,700	5,785,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,200	2,288,000
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $5,750,000; purchased 05/29/15)(c)(d)	8.000%	06/15/22	5,750	5,175,000

				185,126,082

Semiconductors — 1.4%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	5,600	6,220,144
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	3,175	3,111,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	12,100	11,948,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,200	10,724,000
Microsemi Corp., Sr. Unsec’d. Notes, 144A	9.125%	04/15/23	2,425	2,764,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	6,075	6,318,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	1,925	1,968,313
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	5,935	6,424,637

				49,479,844

Software — 4.7%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125%	07/15/21	32,440	29,439,300
Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A	9.000%	10/15/19	12,535	11,344,175
Donnelley Financial Solutions, Inc., Sr. Unsec’d. Notes, 144A	8.250%	10/15/24	3,870	3,918,375
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	46,905	49,602,037
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	7,825	8,040,188
IMS Health, Inc., Gtd. Notes, 144A	5.000%	10/15/26	4,225	4,394,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $17,815,719; purchased 04/03/14-09/08/16)(c)(d)	7.125%	05/01/21	19,154	18,579,380
Infor US, Inc., Gtd. Notes (original cost $13,553,788; purchased 03/18/15-05/17/16)(d)	6.500%	05/15/22	13,675	13,845,937
Informatica LLC, Sr. Unsec’d. Notes, 144A(b)	7.125%	07/15/23	8,200	7,667,000
JDA Escrow/JDA Bond Finance, Inc., Sr. Sec’d. Notes, 144A	7.375%	10/15/24	3,450	3,544,875
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	5,676	5,817,900
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	9,000	9,382,500

				165,575,667

Telecommunications — 4.3%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,300	5,803,500
Avaya, Inc., Sec’d. Notes, 144A (original cost $9,388,156; purchased 03/07/13-01/29/16)(c)(d)	10.500%	03/01/21	13,665	3,006,300
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,855,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	970	1,047,600

CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,550	9,116,438
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	458,820
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	8,925	7,753,594
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	5,500	4,853,750
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	1,525	1,465,906
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	12,000	8,310,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	4,417,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,005	1,341,675
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	11,765	3,970,688
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	845,400
Sprint Capital Corp., Gtd. Notes, MTN (original cost $15,452,244; purchased 07/17/12-11/17/14)(c)(d)	6.875%	11/15/28	16,670	15,648,962
Sprint Capital Corp., Gtd. Notes (original cost $5,425,175; purchased 11/26/08-07/26/12)(c)(d)	6.900%	05/01/19	5,965	6,151,406
Sprint Capital Corp., Gtd. Notes (original cost $1,854,375; purchased 04/20/16-04/21/16)(c)(d)	8.750%	03/15/32	2,300	2,346,000
Sprint Communications, Inc., Gtd. Notes, 144A (original cost $2,967,010; purchased 11/04/11-02/11/14)(c)(d)	9.000%	11/15/18	2,656	2,931,560
Sprint Corp., Gtd. Notes (original cost $8,868,594; purchased 12/12/13-11/18/15)(c)(d)	7.125%	06/15/24	9,875	9,628,125
Sprint Corp., Gtd. Notes (original cost $8,079,500; purchased 08/20/15-08/12/16)(b)(c)(d)	7.625%	02/15/25	10,885	10,776,150
Sprint Corp., Gtd. Notes (original cost $1,285,000; purchased 01/22/16)(c)(d)	7.875%	09/15/23	2,000	2,012,500
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	5,350	5,818,125
T-mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	6,425	7,107,656
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,946,625
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	4,525	4,626,224
West Corp., Gtd. Notes, 144A	5.375%	07/15/22	5,450	5,341,000
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,425	14,029,125
Windstream Services LLC, Gtd. Notes(b)	6.375%	08/01/23	1,675	1,520,063

				150,129,692

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes, MTN	6.250%	06/01/21	19,432	20,112,120

Transportation — 0.6%
Hornbeck Offshore Services, Inc., Gtd. Notes, MTN	5.875%	04/01/20	3,622	2,191,310
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	2,822,625
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	1,475	1,397,562
XPO Logistics, Inc., Gtd. Notes, 144A	6.125%	09/01/23	4,325	4,433,125
XPO Logistics, Inc., Gtd. Notes, 144A(b)	6.500%	06/15/22	11,550	12,040,875

				22,885,497

TOTAL CORPORATE BONDS (cost $3,349,341,897)				3,363,821,309

			Shares
COMMON STOCKS
Oil & Gas
Seventy Seven Energy, Inc.*			3,138	59,151

Telecommunications
Netia SA (Poland) (original cost $0; purchased 06/28/05)*(c)(d)			227,114	289,606

TOTAL COMMON STOCKS (cost $50,209)				348,757

PREFERRED STOCKS — 0.3%
Banks — 0.1%
Goldman Sachs Group, Inc. (The) Series K (original cost $2,175,000; purchased 04/21/14)*(c)(d)	87,000	2,524,740

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)(e)	3,000	150,000

Cable
Adelphia Communications Corp. (Class A Stock)*(e)	5,000	5

Electric — 0.2%
Dynegy, Inc. Series A (original cost $8,210,254; purchased 11/20/15-05/13/16)*(b)(c)(d)	153,790	7,038,968

TOTAL PREFERRED STOCKS (cost $10,390,018)		9,713,713

	Units
WARRANTS*
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (original cost $0; purchased 06/30/11)(c)(d)(e)	5,557	55

Oil & Gas
Seventy Seven Energy, Inc., expiring 08/01/21	17,039	40,042

TOTAL WARRANTS (cost $76,676)		40,097

TOTAL LONG-TERM INVESTMENTS (cost $3,415,793,098)		3,421,329,029

SHORT-TERM INVESTMENTS — 11.8%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,212,239)(g)	549,382	5,109,250
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $47,200,852)(g)	47,200,852	47,200,852
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $364,641,080)(g)(h)	364,641,080	364,641,080

TOTAL SHORT-TERM INVESTMENTS (cost $417,054,171)		416,951,182

TOTAL INVESTMENTS — 108.7% (cost $3,832,847,269)		3,838,280,211
Liabilities in excess of other assets(i) — (8.7)%		(306,934,712)

NET ASSETS — 100.0%		$3,531,345,499

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $356,949,467; cash collateral of $364,457,166 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $420,952,474. The aggregate value of $409,382,285 is approximately 11.6% of net assets.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $151,919 and 0.0% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(h)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
277	2 Year U.S. Treasury Notes	Dec. 2016	$60,469,659	$60,515,844	$46,185
755	5 Year U.S. Treasury Notes	Dec. 2016	91,712,219	91,744,297	32,078
53	20 Year U.S. Treasury Bonds	Dec. 2016	9,055,546	8,912,281	(143,265)

					(65,002)

	Short Position:
582	10 Year U.S. Treasury Notes	Dec. 2016	76,379,000	76,314,750	64,250

					$(752)

Cash of $700,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
Collateralized Loan Mortgage Obligations	$—	$149,100	$—
Bank Loans	—	46,544,693	—
Collateralized Mortgage Obligations	—	711,360	—
Corporate Bonds	—	3,363,819,450	1,859
Common Stocks	59,151	289,606	—
Preferred Stocks	9,563,708	—	150,005
Warrants	40,042	—	55
Affiliated Mutual Funds	416,951,182	—	—
Other Financial Instruments*
Futures Contracts	(752)	—	—

Total	$426,613,331	$3,411,514,209	$151,919

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity Contracts	$40,097
Interest Rate Contracts	(752)

Total	$39,345

Jennison Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	188,173	$24,789,911

Air Freight & Logistics — 0.5%
FedEx Corp.	46,263	8,081,221

Automobiles — 0.9%
Tesla Motors, Inc.*(a)	70,473	14,378,606

Beverages — 2.0%
Constellation Brands, Inc. (Class A Stock)	74,357	12,379,697
Monster Beverage Corp.*	140,897	20,685,088

		33,064,785

Biotechnology — 9.4%
Alexion Pharmaceuticals, Inc.*	163,867	20,080,262
Biogen, Inc.*	57,785	18,088,439
BioMarin Pharmaceutical, Inc.*	117,544	10,875,171
Celgene Corp.*	385,739	40,321,298
Regeneron Pharmaceuticals, Inc.*	55,867	22,459,651
Shire PLC, ADR	165,943	32,169,710
Vertex Pharmaceuticals, Inc.*	114,868	10,017,638

		154,012,169

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	102,131	16,470,666
S&P Global, Inc.	146,441	18,533,573

		35,004,239

Chemicals — 0.5%
Albemarle Corp.	98,556	8,425,552

Communications Equipment — 1.2%
Palo Alto Networks, Inc.*(a)	127,403	20,299,120

Energy Equipment & Services — 1.0%
Halliburton Co.	347,198	15,582,246

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	191,031	21,649,543

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	145,560	22,199,356

Hotels, Restaurants & Leisure — 4.3%
Marriott International, Inc. (Class A Stock)(a)	409,273	27,556,351
McDonald’s Corp.	140,889	16,252,955
Starbucks Corp.	495,334	26,817,383

		70,626,689

Internet & Direct Marketing Retail — 10.4%
Amazon.com, Inc.*	129,343	108,300,187
Expedia, Inc.	29,231	3,411,842
Netflix, Inc.*	277,045	27,302,785
Priceline Group, Inc. (The)*	21,161	31,138,200

		170,153,014

Internet Software & Services — 16.2%
Alibaba Group Holding Ltd. (China), ADR*(a)	545,362	57,693,846
Alphabet, Inc. (Class A Stock)*	50,471	40,581,712

Alphabet, Inc. (Class C Stock)*	51,838	40,293,159
Facebook, Inc. (Class A Stock)*	569,634	73,066,953
Tencent Holdings Ltd. (China)	1,900,315	52,832,627

		264,468,297

IT Services — 7.6%
FleetCor Technologies, Inc.*	133,785	23,242,468
MasterCard, Inc. (Class A Stock)	424,875	43,239,529
Visa, Inc. (Class A Stock)(a)	703,986	58,219,642

		124,701,639

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	85,329	15,500,866

Media — 1.5%
Time Warner, Inc.	208,799	16,622,488
Walt Disney Co. (The)	88,553	8,223,032

		24,845,520

Oil, Gas & Consumable Fuels — 1.4%
Concho Resources, Inc.*	162,908	22,375,414

Pharmaceuticals — 4.0%
Allergan PLC*	156,428	36,026,932
Bristol-Myers Squibb Co.	401,700	21,659,664
Novo Nordisk A/S (Denmark), ADR	169,337	7,042,726

		64,729,322

Semiconductors & Semiconductor Equipment — 4.9%
NVIDIA Corp.(a)	379,640	26,012,933
NXP Semiconductors NV (Netherlands)*	226,585	23,113,936
QUALCOMM, Inc.	438,298	30,023,413

		79,150,282

Software — 11.6%
Adobe Systems, Inc.*	354,504	38,477,864
Atlassian Corp. PLC (Australia) (Class A Stock)*(a)	23,806	713,466
Microsoft Corp.	853,066	49,136,602
Mobileye NV*(a)	135,300	5,759,721
Red Hat, Inc.*	270,022	21,825,878
salesforce.com, inc.*	512,111	36,528,878
Splunk, Inc.*	262,999	15,432,781
Workday, Inc. (Class A Stock)*(a)	228,291	20,932,002

		188,807,192

Specialty Retail — 7.2%
Home Depot, Inc. (The)	153,156	19,708,114
Industria de Diseno Textil SA (Spain)	1,102,422	40,875,693
O’Reilly Automotive, Inc.*	106,411	29,806,785
TJX Cos., Inc. (The)	254,838	19,056,786
Ulta Salon Cosmetics & Fragrance, Inc.*	31,285	7,445,204

		116,892,582

Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	526,781	59,552,592

Textiles, Apparel & Luxury Goods — 4.2%
adidas AG (Germany)	165,372	28,762,387
lululemon athletica, Inc.*(a)	161,872	9,870,954

NIKE, Inc. (Class B Stock)	562,918	29,637,633

		68,270,974

TOTAL LONG-TERM INVESTMENTS (cost $930,202,918)		1,627,561,131

SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $8,632,136)(b)	8,632,136	8,632,136
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $186,548,097)(b)(c)	186,548,097	186,548,097

TOTAL SHORT-TERM INVESTMENTS (cost $195,180,233)		195,180,233

TOTAL INVESTMENTS — 111.6% (cost $1,125,383,151)		1,822,741,364
Liabilities in excess of other assets — (11.6)%		(189,880,069)

NET ASSETS — 100.0%		$1,632,861,295

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,644,390; cash collateral of $186,469,297 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,789,911	$—	$—
Air Freight & Logistics	8,081,221	—	—
Automobiles	14,378,606	—	—
Beverages	33,064,785	—	—
Biotechnology	154,012,169	—	—
Capital Markets	35,004,239	—	—
Chemicals	8,425,552	—	—
Communications Equipment	20,299,120	—	—
Energy Equipment & Services	15,582,246	—	—
Equity Real Estate Investment Trusts (REITs)	21,649,543	—	—
Food & Staples Retailing	22,199,356	—	—
Hotels, Restaurants & Leisure	70,626,689	—	—
Internet & Direct Marketing Retail	170,153,014	—	—
Internet Software & Services	211,635,670	52,832,627	—
IT Services	124,701,639	—	—
Life Sciences Tools & Services	15,500,866	—	—
Media	24,845,520	—	—
Oil, Gas & Consumable Fuels	22,375,414	—	—
Pharmaceuticals	64,729,322	—	—
Semiconductors & Semiconductor Equipment	79,150,282	—	—
Software	188,807,192	—	—
Specialty Retail	76,016,889	40,875,693	—
Technology Hardware, Storage & Peripherals	59,552,592	—	—
Textiles, Apparel & Luxury Goods	39,508,587	28,762,387	—
Affiliated Mutual Funds	195,180,233	—	—

Total	$1,700,270,657	$122,470,707	$—

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Aerospace & Defense — 1.3%
TransDigm Group, Inc.*	9,675	$2,797,236

Banks — 5.1%
JPMorgan Chase & Co.	92,059	6,130,209
PNC Financial Services Group, Inc. (The)	51,095	4,603,148

		10,733,357

Beverages — 2.3%
Monster Beverage Corp.*	33,413	4,905,363

Biotechnology — 8.3%
Celgene Corp.*	73,186	7,650,133
Shire PLC, ADR	51,182	9,922,142

		17,572,275

Chemicals — 0.8%
Dow Chemical Co. (The)(a)	31,308	1,622,694

Consumer Finance — 1.7%
SLM Corp.*	483,135	3,609,018

Electric Utilities — 1.8%
PG&E Corp.	62,327	3,812,543

Electrical Equipment — 1.5%
Eaton Corp. PLC	48,240	3,169,850

Energy Equipment & Services — 1.7%
Halliburton Co.	79,029	3,546,822

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	33,872	2,442,849

Food Products — 1.6%
Mondelez International, Inc. (Class A Stock)	76,103	3,340,922

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	21,953	2,854,329

Health Care Providers & Services — 0.5%
Cigna Corp.	8,504	1,108,241

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.(a)	56,250	2,746,125
McDonald’s Corp.	17,475	2,015,916

		4,762,041

Insurance — 1.9%
MetLife, Inc.	89,016	3,954,981

Internet & Direct Marketing Retail — 5.4%
Amazon.com, Inc.*	13,620	11,404,162

Internet Software & Services — 20.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	100,439	10,625,442
Alphabet, Inc. (Class A Stock)*	5,672	4,560,628
Alphabet, Inc. (Class C Stock)*	5,765	4,481,077
eBay, Inc.*	78,637	2,587,157
Facebook, Inc. (Class A Stock)*	83,824	10,752,104
Tencent Holdings Ltd. (China), ADR	375,506	10,467,230

		43,473,638

IT Services — 4.6%
Visa, Inc. (Class A Stock)(a)	118,205	9,775,553

Media — 1.7%
Comcast Corp. (Class A Stock)	53,555	3,552,839

Oil, Gas & Consumable Fuels — 2.3%
Noble Energy, Inc.(a)	66,448	2,374,851
Occidental Petroleum Corp.	33,504	2,443,112

		4,817,963

Pharmaceuticals — 5.4%
Allergan PLC*	36,534	8,414,146
Pfizer, Inc.	87,004	2,946,825

		11,360,971

Semiconductors & Semiconductor Equipment — 4.3%
QUALCOMM, Inc.	77,610	5,316,285
Texas Instruments, Inc.	52,633	3,693,784

		9,010,069

Software — 10.1%
Adobe Systems, Inc.*	63,609	6,904,121
Microsoft Corp.	141,580	8,155,008
salesforce.com, inc.*	88,100	6,284,173

		21,343,302

Specialty Retail — 7.5%
Home Depot, Inc. (The)	27,153	3,494,048
Industria de Diseno Textil SA (Spain)	175,555	6,509,243
O’Reilly Automotive, Inc.*	20,321	5,692,115

		15,695,406

Textiles, Apparel & Luxury Goods — 3.5%
adidas AG (Germany)	42,358	7,367,131

TOTAL LONG-TERM INVESTMENTS (cost $162,223,859)		208,033,555

SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $984,560)(b)	984,560	984,560
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $21,243,142)(b)(c)	21,243,142	21,243,142

TOTAL SHORT-TERM INVESTMENTS (cost $22,227,702)		22,227,702

TOTAL INVESTMENTS — 109.5% (cost $184,451,561)	230,261,257
Liabilities in excess of other assets — (9.5)%	(19,899,609)

NET ASSETS — 100.0%	$210,361,648

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,777,657; cash collateral of $21,233,900 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,797,236	$—	$—
Banks	10,733,357	—	—
Beverages	4,905,363	—	—
Biotechnology	17,572,275	—	—
Chemicals	1,622,694	—	—
Consumer Finance	3,609,018	—	—
Electric Utilities	3,812,543	—	—
Electrical Equipment	3,169,850	—	—
Energy Equipment & Services	3,546,822	—	—
Food & Staples Retailing	2,442,849	—	—
Food Products	3,340,922	—	—
Health Care Equipment & Supplies	2,854,329	—	—
Health Care Providers & Services	1,108,241	—	—
Hotels, Restaurants & Leisure	4,762,041	—	—
Insurance	3,954,981	—	—
Internet & Direct Marketing Retail	11,404,162	—	—
Internet Software & Services	43,473,638	—	—
IT Services	9,775,553	—	—
Media	3,552,839	—	—
Oil, Gas & Consumable Fuels	4,817,963	—	—
Pharmaceuticals	11,360,971	—	—
Semiconductors & Semiconductor Equipment	9,010,069	—	—
Software	21,343,302	—	—
Specialty Retail	9,186,163	6,509,243	—
Textiles, Apparel & Luxury Goods	—	7,367,131	—
Affiliated Mutual Funds	22,227,702	—	—

Total	$216,384,883	$13,876,374	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 94.9%
Aluminum — 1.2%
Alcoa, Inc.	592,471	$6,007,656

Automobile Manufacturers — 0.3%
Tesla Motors, Inc.*(a)	7,120	1,452,694

Commodity Chemicals — 0.4%
Valvoline Inc.*(a)	87,120	2,046,449

Construction Materials — 1.0%
Vulcan Materials Co.	42,810	4,868,781

Diversified Chemicals — 3.2%
Arkema SA (France)	96,985	8,979,142
BASF SE (Germany)	82,802	7,089,982

		16,069,124

Diversified Metals & Mining — 7.4%
BHP Billiton Ltd. (Australia)	635,104	11,001,601
First Quantum Minerals Ltd. (Canada)	593,302	4,911,208
Glencore PLC (Switzerland)*	2,597,690	7,112,890
Lundin Mining Corp. (Canada)*	2,076,447	8,214,307
Rio Tinto PLC (United Kingdom)	174,008	5,783,337

		37,023,343

Fertilizers & Agricultural Chemicals — 3.5%
Agrium, Inc. (Canada)	55,485	5,026,405
Monsanto Co.	46,795	4,782,449
Syngenta AG (Switzerland)*	17,008	7,449,818

		17,258,672

Gold — 0.5%
Goldcorp, Inc. (Canada)	149,915	2,476,596

Heavy Electrical Equipment — 4.2%
Gamesa Corp. Tecnologica SA (Spain)	386,680	9,264,829
Nordex SE (Germany)*	141,635	4,316,315
Vestas Wind Systems A/S (Denmark)	87,675	7,242,268

		20,823,412

Integrated Oil & Gas — 11.1%
BP PLC (United Kingdom)	1,787,208	10,417,110
Exxon Mobil Corp.	128,455	11,211,552
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	358,340	8,914,702
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	217,503	5,638,886
Suncor Energy, Inc. (Canada)	273,612	7,600,941
Total SA (France)	245,836	11,692,164

		55,475,355

Oil & Gas Equipment & Services — 12.3%
Fairmount Santrol Holdings Inc.*(a)	614,290	5,209,179
Halliburton Co.	155,424	6,975,429
Schlumberger Ltd.	160,941	12,656,400
U.S. Silica Holdings, Inc.(a)	521,925	24,300,828
Weatherford International PLC*(a)	2,239,550	12,586,271

		61,728,107

Oil & Gas Exploration & Production — 42.8%
Antero Resources Corp.*	183,855	4,954,892
Cabot Oil & Gas Corp.	228,475	5,894,655
Concho Resources, Inc.*	172,767	23,729,548
Continental Resources, Inc.*(a)	431,290	22,409,829
Devon Energy Corp.	97,580	4,304,254
EOG Resources, Inc.	217,796	21,063,051
Laredo Petroleum, Inc.*(a)	1,064,310	13,729,599
Parsley Energy, Inc. (Class A Stock)*	343,720	11,518,057
PDC Energy, Inc.*(a)	204,949	13,743,880
Pioneer Natural Resources Co.(a)	125,291	23,260,274
Range Resources Corp.(a)	500,227	19,383,796
SM Energy Co.(a)	684,540	26,409,553
Southwestern Energy Co.*	450,395	6,233,467
Whiting Petroleum Corp.*(a)	1,973,795	17,250,968

		213,885,823

Oil & Gas Refining & Marketing — 1.1%
Valero Energy Corp.	105,322	5,582,066

Precious Metals & Minerals
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)(d)	129,100	—

Railroads — 2.4%
Canadian National Railway Co. (Canada)	99,935	6,532,585
Kansas City Southern	61,165	5,707,918

		12,240,503

Specialty Chemicals — 2.2%
Ecolab, Inc.	46,058	5,606,180
PPG Industries, Inc.	53,797	5,560,458

		11,166,638

Steel — 1.3%
Vale SA (Brazil) ADR(a)	1,211,700	6,664,350

TOTAL COMMON STOCKS (cost $336,638,701)		474,769,569

EXCHANGE TRADED FUND — 1.7%
VanEck Vectors Gold Miners ETF (cost $5,513,033)	310,315	8,201,625

TOTAL LONG-TERM INVESTMENTS (cost $342,151,734)		482,971,194

SHORT-TERM INVESTMENTS — 24.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $13,966,010)(e)	13,966,010	13,966,010
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $108,219,762)(e)(f)	108,219,762	108,219,762

TOTAL SHORT-TERM INVESTMENTS (cost $122,185,772)		122,185,772

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 121.0% (cost $464,337,506)		605,156,966

	Notional Amount (000)#
OPTIONS WRITTEN* — (0.9)%
Call Options
Laredo Petroleum, Inc., expiring 10/21/16, Strike Price 11.00	5	(1,064,400)
Southwestern Energy Co., expiring 10/21/16, Strike Price 13.00	1	(134,810)
Vale SA, expiring 10/21/16, Strike Price 5.50	12	(302,925)
Weatherford International PLC, expiring 10/07/16, Strike Price 5.50	9	(227,708)
Whiting Petroleum Corp., expiring 10/07/16, Strike Price 7.00	7	(1,235,160)
Whiting Petroleum Corp., expiring 10/21/16, Strike Price 7.00	8	(1,441,938)

TOTAL OPTIONS WRITTEN (premium received $1,636,451)		(4,406,941)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 120.1% (cost $462,701,055)		600,750,025
Liabilities in excess of other assets — (20.1)%		(100,533,201)

NET ASSETS — 100.0%		$500,216,824

See the Glossary for abbreviations used in quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Notional amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $105,263,509; cash collateral of $108,165,487 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $1,102,975. The aggregate value of, $0, is approximately 0.0% of net assets.
(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(f)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$6,007,656	$—	$—
Automobile Manufacturers	1,452,694	—	—
Commodity Chemicals	2,046,449	—	—
Construction Materials	4,868,781	—	—
Diversified Chemicals	—	16,069,124	—
Diversified Metals & Mining	13,125,515	23,897,828	—
Fertilizers & Agricultural Chemicals	9,808,854	7,449,818	—
Gold	2,476,596	—	—

Heavy Electrical Equipment	—	20,823,412	—
Integrated Oil & Gas	18,812,493	36,662,862	—
Oil & Gas Equipment & Services	61,728,107	—	—
Oil & Gas Exploration & Production	213,885,823	—	—
Oil & Gas Refining & Marketing	5,582,066	—	—
Precious Metals & Minerals	—	—	—
Railroads	12,240,503	—	—
Specialty Chemicals	11,166,638	—	—
Steel	6,664,350	—	—
Exchange Traded Fund	8,201,625	—	—
Affiliated Mutual Funds	122,185,772	—	—
Options Written	(3,171,781)	(1,235,160)	—

Total	$497,082,141	$103,667,884	$—

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity Contracts	$(4,406,941)

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.0%
Aerospace & Defense — 1.4%
AAR Corp.	35,471	$1,110,952
Aerojet Rocketdyne Holdings, Inc.*	76,375	1,342,672
Aerovironment, Inc.*	22,714	554,449
Cubic Corp.	27,273	1,276,649
Engility Holdings, Inc.*	19,400	611,100
Mercury Systems, Inc.*	44,208	1,086,191
Moog, Inc. (Class A Stock)*	35,794	2,131,175
National Presto Industries, Inc.(a)	5,499	482,757
TASER International, Inc.*(a)	57,300	1,639,353

		10,235,298

Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	27,300	1,168,986
Echo Global Logistics, Inc.*	30,200	696,412
Forward Air Corp.	33,256	1,438,655
Hub Group, Inc. (Class A Stock)*	36,970	1,506,897

		4,810,950

Airlines — 0.8%
Allegiant Travel Co.	14,294	1,887,808
Hawaiian Holdings, Inc.*	58,600	2,847,960
SkyWest, Inc.	56,560	1,493,750

		6,229,518

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	83,900	1,444,758
Cooper-Standard Holding, Inc.*	19,000	1,877,200
Dorman Products, Inc.*(a)	33,400	2,134,260
Drew Industries, Inc.	26,989	2,645,462
Fox Factory Holding Corp.*	26,200	601,814
Gentherm, Inc.*	40,100	1,259,942
Motorcar Parts of America, Inc.*	20,400	587,112
Standard Motor Products, Inc.	21,899	1,045,896
Superior Industries International, Inc.	25,118	732,441

		12,328,885

Automobiles — 0.1%
Winnebago Industries, Inc.(a)	29,431	693,689

Banks — 9.1%
Ameris Bancorp	38,300	1,338,585
Banc of California, Inc.	54,300	948,078
Banner Corp.	29,300	1,281,582
Boston Private Financial Holdings, Inc.	91,302	1,171,405
Brookline Bancorp, Inc.	77,032	939,020
Cardinal Financial Corp.	35,600	928,804
Central Pacific Financial Corp.	34,000	856,460
City Holding Co.	16,444	826,969
Columbia Banking System, Inc.	63,708	2,084,526
Community Bank System, Inc.(a)	48,596	2,337,954
Customers Bancorp, Inc.*	28,200	709,512
CVB Financial Corp.	110,200	1,940,622
First BanCorp (Puerto Rico)*	125,472	652,454
First Commonwealth Financial Corp.	97,210	980,849
First Financial Bancorp	68,003	1,485,186
First Financial Bankshares, Inc.(a)	72,578	2,644,742
First Midwest Bancorp, Inc.	89,240	1,727,686

First NBC Bank Holding Co.*	17,400	164,256
Glacier Bancorp, Inc.	83,673	2,386,354
Great Western Bancorp, Inc.	64,500	2,149,140
Hanmi Financial Corp.	35,436	933,384
Home BancShares, Inc.	135,608	2,822,002
Hope Bancorp Inc.	139,304	2,419,710
Independent Bank Corp.	28,906	1,563,526
LegacyTexas Financial Group, Inc.	45,500	1,439,165
NBT Bancorp, Inc.	47,310	1,555,080
OFG Bancorp (Puerto Rico)(a)	47,700	482,247
Old National Bancorp	148,047	2,081,541
Opus Bank	20,000	707,400
Pinnacle Financial Partners, Inc.	47,671	2,578,048
S&T Bancorp, Inc.	38,373	1,112,433
Servisfirst Bancshares, Inc.(a)	24,200	1,256,222
Simmons First National Corp. (Class A Stock)	31,778	1,585,722
Southside Bancshares, Inc.	26,839	863,679
Sterling Bancorp	143,358	2,508,765
Texas Capital Bancshares, Inc.*	50,500	2,773,460
Tompkins Financial Corp.	13,364	1,021,143
UMB Financial Corp.(a)	47,872	2,845,990
United Bankshares, Inc.(a)	73,797	2,779,933
United Community Banks, Inc.	77,687	1,632,981
Westamerica Bancorporation(a)	28,200	1,434,816
Wintrust Financial Corp.	56,713	3,151,541

		67,102,972

Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	50,700	1,058,616
AMAG Pharmaceuticals, Inc.*(a)	37,500	919,125
Eagle Pharmaceuticals, Inc.*(a)	8,800	616,000
Emergent BioSolutions, Inc.*(a)	37,757	1,190,478
Enanta Pharmaceuticals, Inc.*	15,300	407,133
Ligand Pharmaceuticals, Inc.*(a)	20,900	2,133,054
MiMedx Group, Inc.*(a)	110,700	949,806
Momenta Pharmaceuticals, Inc.*	68,300	798,427
Repligen Corp.*(a)	37,100	1,120,049
Spectrum Pharmaceuticals, Inc.*(a)	76,500	357,255

		9,549,943

Building Products — 1.9%
AAON, Inc.	43,589	1,256,235
American Woodmark Corp.*	15,400	1,240,778
Apogee Enterprises, Inc.	31,638	1,413,902
Gibraltar Industries, Inc.*	34,468	1,280,486
Griffon Corp.	33,329	566,926
Patrick Industries, Inc.*	16,000	990,720
PGT, Inc.*	53,600	571,912
Quanex Building Products Corp.	37,588	648,769
Simpson Manufacturing Co., Inc.	45,183	1,985,793
Trex Co., Inc.*	32,300	1,896,656
Universal Forest Products, Inc.	22,364	2,202,631

		14,054,808

Capital Markets — 1.3%
Calamos Asset Management, Inc. (Class A Stock)	18,200	124,124
Evercore Partners, Inc. (Class A Stock)	42,600	2,194,326
Financial Engines, Inc.(a)	58,300	1,732,093
Greenhill & Co., Inc.	30,200	711,814
Interactive Brokers Group, Inc. (Class A Stock)(a)	73,800	2,602,926

INTL FCStone, Inc.*	16,400	637,140
Investment Technology Group, Inc.	34,366	589,033
Piper Jaffray Cos.*	15,665	756,619
Virtus Investment Partners, Inc.	6,310	617,497

		9,965,572

Chemicals — 3.1%
A. Schulman, Inc.	32,066	933,762
American Vanguard Corp.	28,148	452,057
Balchem Corp.	34,783	2,696,726
Calgon Carbon Corp.	55,554	842,754
Chemours Co. (The)	199,200	3,187,200
Flotek Industries, Inc.*(a)	55,800	811,332
FutureFuel Corp.	24,800	279,744
H.B. Fuller Co.	55,318	2,570,627
Hawkins, Inc.	10,600	459,298
Ingevity Corp.*	46,200	2,129,820
Innophos Holdings, Inc.	21,300	831,339
Innospec, Inc.	26,400	1,605,384
Intrepid Potash, Inc.*	59,200	66,896
Koppers Holdings, Inc.*	22,600	727,268
Kraton Performance Polymers, Inc.*	33,900	1,187,856
LSB Industries, Inc.*(a)	21,800	187,044
Quaker Chemical Corp.	14,598	1,546,366
Rayonier Advanced Materials, Inc.(a)	47,400	633,738
Stepan Co.	21,370	1,552,744
Tredegar Corp.	27,835	517,453

		23,219,408

Commercial Services & Supplies — 3.9%
ABM Industries, Inc.	61,403	2,437,699
Brady Corp. (Class A Stock)	51,322	1,776,255
Brink’s Co. (The)	48,900	1,813,212
Essendant, Inc.	41,042	842,182
G&K Services, Inc. (Class A Stock)	21,619	2,064,398
Healthcare Services Group, Inc.(a)	79,576	3,149,618
Interface, Inc.	71,202	1,188,361
Matthews International Corp. (Class A Stock)	35,300	2,144,828
Mobile Mini, Inc.(a)	48,797	1,473,670
Multi-Color Corp.	14,500	957,000
RR Donnelley & Sons Co.	229,900	3,614,028
Team, Inc.*	32,200	1,053,262
Tetra Tech, Inc.	62,988	2,234,184
UniFirst Corp.	16,930	2,232,390
US Ecology, Inc.	23,900	1,071,676
Viad Corp.	22,347	823,934

		28,876,697

Communications Equipment — 1.4%
ADTRAN, Inc.	53,200	1,018,248
Bel Fuse, Inc. (Class B Stock)	9,622	232,275
Black Box Corp.	16,493	229,253
CalAmp Corp.*	39,800	555,210
Comtech Telecommunications Corp.	25,559	327,411
Digi International, Inc.*	28,364	323,350
Harmonic, Inc.*(a)	84,924	503,599
Ixia*	68,400	855,000
Lumentum Holdings, Inc.*	60,040	2,507,871
NETGEAR, Inc.*	36,046	2,180,422

Viavi Solutions, Inc.*	254,800	1,882,972

		10,615,611

Construction & Engineering — 0.4%
Aegion Corp.*	37,937	723,459
Comfort Systems USA, Inc.	40,784	1,195,379
MYR Group, Inc.*	17,700	532,770
Orion Marine Group, Inc.*	29,700	203,445

		2,655,053

Construction Materials — 0.3%
Headwaters, Inc.*	81,368	1,376,747
US Concrete, Inc.*	15,600	718,614

		2,095,361

Consumer Finance — 1.0%
Encore Capital Group, Inc.*(a)	25,800	579,984
Enova International, Inc.*	24,939	241,409
EZCORP, Inc. (Class A Stock)*	52,711	582,984
FirstCash Inc.	53,121	2,500,937
Green Dot Corp. (Class A Stock)*	47,000	1,083,820
PRA Group, Inc.*(a)	50,867	1,756,946
World Acceptance Corp.*(a)	6,552	321,310

		7,067,390

Containers & Packaging
Myers Industries, Inc.	23,620	306,824

Distributors — 0.3%
Core-Mark Holding Co., Inc.	50,800	1,818,640
VOXX International Corp.*	20,857	62,362

		1,881,002

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	17,633	349,310
Capella Education Co.	12,686	736,295
Career Education Corp.*	69,900	474,621
Regis Corp.*	38,500	483,175
Strayer Education, Inc.*	11,500	536,820
Universal Technical Institute, Inc.	22,006	39,171

		2,619,392

Diversified Telecommunication Services — 0.9%
ATN International, Inc.	11,700	760,968
Cincinnati Bell, Inc.*	229,900	937,992
Cogent Communications Holdings, Inc.	45,000	1,656,450
Consolidated Communications Holdings, Inc.	55,600	1,403,344
General Communication, Inc. (Class A Stock)*	29,824	410,080
Inteliquent, Inc.	37,500	605,250
Iridium Communications, Inc.*(a)	87,600	710,436
Lumos Networks Corp.*	25,521	357,294

		6,841,814

Electric Utilities — 0.7%
ALLETE, Inc.	54,197	3,231,225
El Paso Electric Co.	44,508	2,081,639

		5,312,864

Electrical Equipment — 0.6%
AZZ, Inc.	28,542	1,862,936

Encore Wire Corp.	22,831	839,496
General Cable Corp.	53,900	807,422
Powell Industries, Inc.	9,372	375,348
Vicor Corp.*	17,531	203,360

		4,088,562

Electronic Equipment, Instruments & Components — 4.5%
Agilysys, Inc.*	16,332	181,612
Anixter International, Inc.*	31,264	2,016,528
Badger Meter, Inc.	31,914	1,069,438
Benchmark Electronics, Inc.*	53,810	1,342,560
Coherent, Inc.*	26,700	2,951,418
CTS Corp.	35,964	668,930
Daktronics, Inc.	43,308	413,158
DTS, Inc.	19,385	824,638
Electro Scientific Industries, Inc.*	34,541	194,811
ePlus, Inc.*	7,300	689,193
Fabrinet (Thailand)*	39,700	1,770,223
FARO Technologies, Inc.*	18,284	657,310
II-VI, Inc.*	59,962	1,458,875
Insight Enterprises, Inc.*	39,035	1,270,589
Itron, Inc.*	36,600	2,040,816
Littelfuse, Inc.	24,725	3,184,827
Methode Electronics, Inc.	40,566	1,418,593
MTS Systems Corp.(a)	18,335	843,960
OSI Systems, Inc.*	19,800	1,294,524
Park Electrochemical Corp.	20,844	362,060
Plexus Corp.*	36,820	1,722,440
Rofin-Sinar Technologies, Inc.*	31,300	1,007,234
Rogers Corp.*	19,831	1,211,278
Sanmina Corp.*	81,100	2,308,917
ScanSource, Inc.*	28,133	1,026,855
TTM Technologies, Inc.*	79,089	905,569

		32,836,356

Energy Equipment & Services — 1.7%
Archrock, Inc.	76,100	995,388
Atwood Oceanics, Inc.(a)	65,500	569,195
Basic Energy Services, Inc.*(a)	41,517	34,434
Bristow Group, Inc.	34,655	485,863
CARBO Ceramics, Inc.(a)	20,100	219,894
Era Group, Inc.*	21,071	169,622
Exterran Corp.*	34,300	537,824
Geospace Technologies Corp.*(a)	14,710	286,551
Gulf Island Fabrication, Inc.	14,777	135,948
GulfMark Offshore, Inc. (Class A Stock)*	21,500	36,120
Helix Energy Solutions Group, Inc.*	114,500	930,885
Hornbeck Offshore Services, Inc.*(a)	34,815	191,482
Matrix Service Co.*	29,073	545,409
Newpark Resources, Inc.*	92,600	681,536
Pioneer Energy Services Corp.*	70,417	284,485
SEACOR Holdings, Inc.*(a)	17,671	1,051,248
Tesco Corp.	50,800	414,528
TETRA Technologies, Inc.*	100,941	616,750
Tidewater, Inc.(a)	51,500	145,230
U.S. Silica Holdings, Inc.(a)	69,600	3,240,576
Unit Corp.*(a)	56,400	1,049,040

		12,622,008

Equity Real Estate Investment Trusts (REITs) — 6.4%
Acadia Realty Trust(a)	87,405	3,167,557
Agree Realty Corp.(a)	25,700	1,270,608
American Assets Trust, Inc.	44,000	1,908,720
CareTrust REIT, Inc.	63,255	934,909
Cedar Realty Trust, Inc.(a)	82,666	595,195
Chesapeake Lodging Trust(a)	66,000	1,511,400
CoreSite Realty Corp.(a)	37,300	2,761,692
Cousins Properties, Inc.(a)	230,700	2,408,508
DiamondRock Hospitality Co.(a)	220,370	2,005,367
EastGroup Properties, Inc.(a)	36,163	2,660,150
Four Corners Property Trust, Inc.(a)	65,669	1,400,720
Franklin Street Properties Corp.	116,502	1,467,925
GEO Group, Inc. (The)(a)	82,473	1,961,208
Getty Realty Corp.	28,854	690,476
Government Properties Income Trust(a)	78,100	1,766,622
Kite Realty Group Trust	91,572	2,538,376
Lexington Realty Trust	234,116	2,411,395
LTC Properties, Inc.(a)	43,126	2,242,121
Parkway Properties, Inc.	90,648	1,541,922
Pennsylvania Real Estate Investment Trust	76,322	1,757,696
PS Business Parks, Inc.	21,402	2,430,625
Retail Opportunity Investments Corp.	119,500	2,624,220
Sabra Health Care REIT, Inc.	71,700	1,805,406
Saul Centers, Inc.	13,000	865,800
Summit Hotel Properties, Inc.	95,600	1,258,096
Universal Health Realty Income Trust	13,800	869,676
Urstadt Biddle Properties, Inc. (Class A Stock)	31,650	703,263

		47,559,653

Food & Staples Retailing — 0.5%
Andersons, Inc. (The)	28,824	1,042,852
SpartanNash Co.	41,106	1,188,786
SUPERVALU, Inc.*	291,200	1,453,088

		3,684,726

Food Products — 1.7%
B&G Foods, Inc.(a)	72,900	3,585,222
Cal-Maine Foods, Inc.(a)	32,690	1,259,873
Calavo Growers, Inc.	16,890	1,105,113
Darling Ingredients, Inc.*	180,620	2,440,176
J&J Snack Foods Corp.	16,418	1,955,712
Sanderson Farms, Inc.(a)	21,835	2,103,365
Seneca Foods Corp. (Class A Stock)*	6,900	194,856

		12,644,317

Gas Utilities — 1.8%
Northwest Natural Gas Co.	30,265	1,819,229
Piedmont Natural Gas Co., Inc.	89,203	5,355,748
South Jersey Industries, Inc.	87,244	2,578,060
Spire, Inc.	50,114	3,194,267

		12,947,304

Health Care Equipment & Supplies — 4.1%
Abaxis, Inc.(a)	24,812	1,280,795
Analogic Corp.	13,633	1,207,884
AngioDynamics, Inc.*	31,400	550,756
Anika Therapeutics, Inc.*	16,200	775,170
Cantel Medical Corp.	39,862	3,108,439
CONMED Corp.	27,149	1,087,589
CryoLife, Inc.	29,553	519,246

Cynosure, Inc. (Class A Stock)*	26,090	1,329,025
Haemonetics Corp.*	56,394	2,042,027
ICU Medical, Inc.*	15,992	2,021,069
Inogen, Inc.*(a)	17,500	1,048,250
Integer Holdings Corp.*	29,944	649,485
Integra LifeSciences Holdings Corp.*	32,802	2,707,805
Invacare Corp.	34,402	384,270
Masimo Corp.*	48,300	2,873,367
Meridian Bioscience, Inc.	46,175	890,716
Merit Medical Systems, Inc.*	48,848	1,186,518
Natus Medical, Inc.*	36,225	1,423,280
Neogen Corp.*	41,320	2,311,441
SurModics, Inc.*	14,252	428,843
Vascular Solutions, Inc.*	19,300	930,839
Zeltiq Aesthetics, Inc.*(a)	39,100	1,533,502

		30,290,316

Health Care Providers & Services — 3.3%
Aceto Corp.	32,400	615,276
Adeptus Health, Inc. (Class A Stock)*(a)	16,500	710,325
Air Methods Corp.*(a)	38,016	1,197,124
Almost Family, Inc.*	9,752	358,581
Amedisys, Inc.*	30,559	1,449,719
AMN Healthcare Services, Inc.*(a)	52,799	1,682,704
BioTelemetry, Inc.*	30,600	568,242
Chemed Corp.(a)	17,811	2,512,598
CorVel Corp.*	10,990	422,016
Cross Country Healthcare, Inc.*	35,963	423,644
Diplomat Pharmacy, Inc.*(a)	47,400	1,327,674
Ensign Group, Inc. (The)(a)	52,200	1,050,786
HealthEquity, Inc.*(a)	47,200	1,786,520
Healthways, Inc.*	34,786	920,437
Kindred Healthcare, Inc.	93,278	953,301
Landauer, Inc.	10,568	470,065
LHC Group, Inc.*	16,298	601,070
Magellan Health, Inc.*	27,041	1,452,913
PharMerica Corp.*	33,695	945,819
Providence Service Corp. (The)*	13,800	671,094
Quorum Health Corp.*	31,900	200,013
Select Medical Holdings Corp.*	116,700	1,575,450
Surgical Care Affiliates, Inc.*	30,500	1,487,180
US Physical Therapy, Inc.	13,800	865,260

		24,247,811

Health Care Technology — 1.2%
Computer Programs & Systems, Inc.(a)	11,836	308,446
HealthStream, Inc.*	27,900	770,040
HMS Holdings Corp.*	92,700	2,055,159
Medidata Solutions, Inc.*	60,000	3,345,600
Omnicell, Inc.*	39,822	1,525,183
Quality Systems, Inc.	49,534	560,725

		8,565,153

Hotels, Restaurants & Leisure — 2.7%
Belmond Ltd. (United Kingdom) (Class A Stock)*	92,300	1,173,133
Biglari Holdings, Inc.*	1,116	486,598
BJ’s Restaurants, Inc.*	22,072	784,660
Bob Evans Farms, Inc.(a)	21,700	831,110
Boyd Gaming Corp.*	89,800	1,776,244
Chuy’s Holdings, Inc.*(a)	18,400	514,096

DineEquity, Inc.	18,805	1,489,168
El Pollo Loco Holdings Inc.*(a)	23,600	297,124
Fiesta Restaurant Group, Inc.*	29,600	710,400
Interval Leisure Group, Inc.	116,636	2,002,640
Marcus Corp. (The)	20,758	519,780
Marriott Vacations Worldwide Corp.(a)	26,700	1,957,644
Monarch Casino & Resort, Inc.*	11,931	300,303
Papa John’s International, Inc.(a)	29,230	2,304,786
Popeyes Louisiana Kitchen, Inc.*	23,400	1,243,476
Red Robin Gourmet Burgers, Inc.*	14,563	654,461
Ruby Tuesday, Inc.*	64,884	162,210
Ruth’s Hospitality Group, Inc.	33,348	470,874
Scientific Games Corp. (Class A Stock)*(a)	55,300	623,231
Sonic Corp.	52,114	1,364,345

		19,666,283

Household Durables — 1.7%
Cavco Industries, Inc.*	9,300	921,165
Ethan Allen Interiors, Inc.(a)	27,999	875,529
Installed Building Products, Inc.*(a)	21,800	781,966
iRobot Corp.*(a)	29,900	1,315,002
La-Z-Boy, Inc.	53,901	1,323,808
LGI Homes Inc.*(a)	18,500	681,540
M/I Homes, Inc.*	27,070	638,040
MDC Holdings, Inc.	43,100	1,111,980
Meritage Homes Corp.*	41,397	1,436,476
TopBuild Corp.*	42,200	1,401,040
Universal Electronics, Inc.*	15,954	1,187,935
WCI Communities, Inc.*	24,000	569,280

		12,243,761

Household Products — 0.4%
Central Garden & Pet Co.*	11,000	286,000
Central Garden & Pet Co. (Class A Stock)*	36,888	914,822
WD-40 Co.(a)	15,709	1,766,163

		2,966,985

Industrial Conglomerates — 0.1%
Raven Industries, Inc.	39,700	914,291

Insurance — 3.0%
American Equity Investment Life Holding Co.	96,600	1,712,718
AMERISAFE, Inc.	21,114	1,241,081
eHealth, Inc.*	18,091	202,800
Employers Holdings, Inc.	35,615	1,062,395
HCI Group, Inc.	9,400	285,384
Horace Mann Educators Corp.	44,100	1,616,265
Infinity Property & Casualty Corp.	12,189	1,007,177
Maiden Holdings Ltd.	69,000	875,610
Navigators Group, Inc. (The)	12,218	1,184,169
ProAssurance Corp.	58,466	3,068,296
RLI Corp.	41,910	2,864,968
Safety Insurance Group, Inc.	15,660	1,052,665
Selective Insurance Group, Inc.	63,507	2,531,389
Stewart Information Services Corp.	25,802	1,146,899
United Fire Group, Inc.	23,761	1,005,565
United Insurance Holdings Corp.	19,500	331,110
Universal Insurance Holdings, Inc.(a)	35,700	899,640

		22,088,131

Internet & Direct Marketing Retail — 0.3%
Blue Nile, Inc.	12,880	443,330
FTD Cos., Inc.*	18,906	388,896
Nutrisystem, Inc.	32,528	965,756
PetMed Express, Inc.(a)	22,581	457,943

		2,255,925

Internet Software & Services — 1.5%
Blucora, Inc.*	41,512	464,935
DHI Group, Inc.*	54,900	433,161
Liquidity Services, Inc.*	26,300	295,612
LivePerson, Inc.*	58,300	490,303
LogMeIn, Inc.	27,800	2,512,842
Monster Worldwide, Inc.*	97,300	351,253
NIC, Inc.	68,200	1,602,700
QuinStreet, Inc.*	39,200	118,384
Shutterstock, Inc.*(a)	21,200	1,350,440
SPS Commerce, Inc., Common Stock*	18,700	1,372,767
Stamps.com, Inc.*(a)	17,620	1,665,266
XO Group, Inc.*	27,295	527,612

		11,185,275

IT Services — 1.8%
CACI International, Inc. (Class A Stock)*	26,744	2,698,470
Cardtronics PLC*(a)	49,700	2,216,620
Ciber, Inc.*	78,823	90,646
CSG Systems International, Inc.	35,524	1,468,207
ExlService Holdings, Inc.*	36,800	1,834,112
Forrester Research, Inc.	10,862	422,532
ManTech International Corp. (Class A Stock)	27,600	1,040,244
Perficient, Inc.*	39,514	796,207
Sykes Enterprises, Inc.*	43,570	1,225,624
TeleTech Holdings, Inc.	17,667	512,166
Virtusa Corp.*	30,100	742,868

		13,047,696

Leisure Products — 0.5%
Arctic Cat, Inc.	14,257	220,841
Callaway Golf Co.	102,880	1,194,437
Nautilus, Inc.*	34,100	774,752
Sturm Ruger & Co., Inc.(a)	20,827	1,202,967

		3,392,997

Life Sciences Tools & Services — 0.4%
Albany Molecular Research, Inc.*(a)	24,300	401,193
Cambrex Corp.*	35,332	1,570,861
Luminex Corp.*	43,600	990,592

		2,962,646

Machinery — 4.8%
Actuant Corp. (Class A Stock)(a)	64,664	1,502,791
Alamo Group, Inc.	10,400	685,256
Albany International Corp. (Class A Stock)	31,704	1,343,615
Astec Industries, Inc.	21,010	1,257,869
Barnes Group, Inc.	55,116	2,234,954
Briggs & Stratton Corp.	47,346	883,003
Chart Industries, Inc.*	33,600	1,103,088
CIRCOR International, Inc.	18,088	1,077,321
EnPro Industries, Inc.	23,678	1,345,384
ESCO Technologies, Inc.	28,221	1,310,019

Federal Signal Corp.	65,500	868,530
Franklin Electric Co., Inc.	42,100	1,713,891
Greenbrier Cos., Inc. (The)(a)	31,000	1,094,300
Harsco Corp.	87,600	869,868
Hillenbrand, Inc.	69,348	2,194,171
John Bean Technologies Corp.	32,047	2,260,916
Lindsay Corp.(a)	11,679	864,012
Lydall, Inc.*	18,856	964,107
Mueller Industries, Inc.	62,798	2,035,911
Proto Labs, Inc.*(a)	26,700	1,599,597
SPX Corp.*	45,700	920,398
SPX Flow, Inc.*	45,900	1,419,228
Standex International Corp.	14,070	1,306,681
Tennant Co.	19,300	1,250,640
Titan International, Inc.	47,900	484,748
Wabash National Corp.*	69,900	995,376
Watts Water Technologies, Inc. (Class A Stock)	30,621	1,985,466

		35,571,140

Marine — 0.3%
Matson, Inc.	47,200	1,882,336

Media — 0.6%
EW Scripps Co. (The) (Class A Stock)*(a)	62,801	998,536
Gannett Co., Inc.	127,700	1,486,428
Harte-Hanks, Inc.	50,300	81,486
Scholastic Corp.	29,500	1,161,120
World Wrestling Entertainment, Inc.(a)	40,400	860,520

		4,588,090

Metals & Mining — 1.0%
AK Steel Holding Corp.*(a)	261,000	1,260,630
Century Aluminum Co.*(a)	54,163	376,433
Haynes International, Inc.	13,800	512,118
Kaiser Aluminum Corp.	19,800	1,712,502
Materion Corp.(a)	21,878	671,873
Olympic Steel, Inc.	9,938	219,630
Stillwater Mining Co.*(a)	132,600	1,771,536
SunCoke Energy, Inc.	70,200	563,004
TimkenSteel Corp.*	42,700	446,215

		7,533,941

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Capstead Mortgage Corp.(a)	104,900	989,207

Multi-Utilities — 0.4%
Avista Corp.	70,003	2,925,425

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	38,466	348,502
Tuesday Morning Corp.*	48,032	287,231

		635,733

Oil, Gas & Consumable Fuels — 1.5%
Bill Barrett Corp.*	65,200	362,512
Bonanza Creek Energy, Inc.*(a)	41,200	42,024
Carrizo Oil & Gas, Inc.*(a)	60,600	2,461,572
Cloud Peak Energy, Inc.*(a)	67,000	364,480
Contango Oil & Gas Co.*	24,300	248,346
Green Plains, Inc.	39,100	1,024,420

Northern Oil & Gas, Inc.*	47,100	126,228
PDC Energy, Inc.*(a)	61,726	4,139,345
REX American Resources Corp.*(a)	6,300	533,988
Synergy Resources Corp.*(a)	219,700	1,522,521

		10,825,436

Paper & Forest Products — 1.2%
Boise Cascade Co.*	42,500	1,079,500
Clearwater Paper Corp.*	18,680	1,208,036
Deltic Timber Corp.(a)	11,591	785,058
KapStone Paper & Packaging Corp.	96,300	1,821,996
Neenah Paper, Inc.	18,478	1,459,947
P.H. Glatfelter Co.	47,700	1,034,136
Schweitzer-Mauduit International, Inc.	33,576	1,294,690

		8,683,363

Personal Products — 0.1%
Inter Parfums, Inc.	18,800	606,676
Medifast, Inc.	12,200	461,038

		1,067,714

Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.*	38,700	734,139
ANI Pharmaceuticals, Inc.*(a)	8,800	583,880
Depomed, Inc.*(a)	67,500	1,686,825
Impax Laboratories, Inc.*	81,100	1,922,070
Lannett Co., Inc.*(a)	32,000	850,240
Medicines Co. (The)*(a)	76,400	2,883,336
Nektar Therapeutics*(a)	150,100	2,578,718
Phibro Animal Health Corp. (Class A Stock)	20,300	551,754
SciClone Pharmaceuticals, Inc.*	54,400	557,600
Supernus Pharmaceuticals, Inc.*	54,300	1,342,839

		13,691,401

Professional Services — 1.7%
CDI Corp.	15,088	85,549
Exponent, Inc.	28,580	1,459,295
Heidrick & Struggles International, Inc.	20,414	378,680
Insperity, Inc.	20,979	1,523,914
Kelly Services, Inc. (Class A Stock)	31,939	613,867
Korn/Ferry International	62,900	1,320,900
Navigant Consulting, Inc.*	52,000	1,051,440
On Assignment, Inc.*	53,886	1,955,523
Resources Connection, Inc.	39,800	594,612
TrueBlue, Inc.*	46,618	1,056,364
WageWorks, Inc.*	40,200	2,448,582

		12,488,726

Real Estate Management & Development — 0.3%
Forestar Group, Inc.*(a)	29,056	340,246
HFF, Inc. (Class A Stock)	38,400	1,063,296
RE/MAX Holdings, Inc.	19,400	849,332

		2,252,874

Road & Rail — 0.7%
ArcBest Corp.	26,295	500,131
Celadon Group, Inc.	30,300	264,822
Heartland Express, Inc.(a)	47,448	895,818
Knight Transportation, Inc.(a)	72,888	2,091,157
Marten Transport Ltd.	25,200	529,200

Roadrunner Transportation Systems, Inc.*	33,200	264,936
Saia, Inc.*	27,700	829,892

		5,375,956

Semiconductors & Semiconductor Equipment — 2.9%
Advanced Energy Industries, Inc.*	43,697	2,067,742
Brooks Automation, Inc.	75,105	1,022,179
Cabot Microelectronics Corp.	26,511	1,402,697
CEVA, Inc.*	23,100	810,117
Cohu, Inc.	27,197	319,293
Diodes, Inc.*	42,270	902,042
DSP Group, Inc.*	23,628	283,772
Exar Corp.*	45,623	424,750
Kopin Corp.*	64,396	140,383
Kulicke & Soffa Industries, Inc. (Singapore)*	77,032	996,024
MKS Instruments, Inc.	58,885	2,928,351
Nanometrics, Inc.*	27,300	609,882
Power Integrations, Inc.	31,700	1,998,051
Rambus, Inc.*	120,300	1,503,750
Rudolph Technologies, Inc.*(a)	33,794	599,506
Semtech Corp.*	71,900	1,993,787
Tessera Technologies, Inc.	53,277	2,047,968
Ultratech, Inc.*	25,811	595,718
Veeco Instruments, Inc.*	44,642	876,322

		21,522,334

Software — 3.2%
8x8, Inc.*	98,400	1,518,312
Blackbaud, Inc.(a)	52,183	3,461,820
Bottomline Technologies (de), Inc.*(a)	40,900	953,379
Ebix, Inc.(a)	24,657	1,401,751
Interactive Intelligence Group, Inc.*(a)	19,579	1,177,481
MicroStrategy, Inc. (Class A Stock)*	10,360	1,734,678
Monotype Imaging Holdings, Inc.	44,700	988,317
Progress Software Corp.*	53,247	1,448,318
Qualys, Inc.*	31,400	1,199,166
Synchronoss Technologies, Inc.*(a)	46,100	1,898,398
Take-Two Interactive Software, Inc.*(a)	94,412	4,256,093
Tangoe, Inc.*	25,500	210,375
TiVo Corp.*	133,700	2,604,476
VASCO Data Security International, Inc.*(a)	32,900	579,369

		23,431,933

Specialty Retail — 3.8%
Asbury Automotive Group, Inc.*	21,700	1,208,039
Barnes & Noble Education, Inc.*	41,636	398,456
Barnes & Noble, Inc.	61,300	692,690
Big 5 Sporting Goods Corp.	19,537	266,094
Buckle, Inc. (The)(a)	30,559	734,333
Caleres, Inc.	47,634	1,204,664
Cato Corp. (The) (Class A Stock)	28,603	940,753
Children’s Place, Inc. (The)(a)	20,165	1,610,578
Express, Inc.*	86,000	1,013,940
Finish Line, Inc. (The) (Class A Stock)(a)	45,546	1,051,202
Five Below, Inc.*(a)	60,300	2,429,487
Francesca’s Holdings Corp.*	41,600	641,888
Genesco, Inc.*	22,822	1,242,886
Group 1 Automotive, Inc.	21,864	1,396,672
Haverty Furniture Cos., Inc.	20,941	419,658

Hibbett Sports, Inc.*(a)	24,696	985,370
Kirkland’s, Inc.*	16,000	194,880
Lithia Motors, Inc. (Class A Stock)	25,730	2,457,730
Lumber Liquidators Holdings, Inc.*(a)	29,822	586,599
MarineMax, Inc.*(a)	26,542	556,055
Monro Muffler Brake, Inc.(a)	35,472	2,169,822
Rent-A-Center, Inc.	58,000	733,120
Select Comfort Corp.*	50,500	1,090,800
Shoe Carnival, Inc.	15,500	413,230
Sonic Automotive, Inc. (Class A Stock)(a)	29,347	551,724
Stage Stores, Inc.(a)	26,679	149,669
Stein Mart, Inc.	33,983	215,792
Tailored Brands Inc.(a)	53,467	839,432
Tile Shop Holdings, Inc.*	34,400	569,320
Vitamin Shoppe, Inc.*(a)	26,400	708,840
Zumiez, Inc.*	19,350	348,300

		27,822,023

Technology Hardware, Storage & Peripherals — 0.6%
Cray, Inc.*	44,700	1,052,238
Electronics For Imaging, Inc.*(a)	51,400	2,514,488
Super Micro Computer, Inc.*	41,700	974,529

		4,541,255

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	80,643	669,337
G-III Apparel Group Ltd.*(a)	45,200	1,317,580
Iconix Brand Group, Inc.*(a)	61,531	499,632
Movado Group, Inc.	16,817	361,229
Oxford Industries, Inc.	16,416	1,111,363
Perry Ellis International, Inc.*	13,079	252,163
Steven Madden Ltd.*	60,500	2,090,880
Unifi, Inc.*	16,500	485,595
Vera Bradley, Inc.*	21,500	325,725
Wolverine World Wide, Inc.(a)	109,154	2,513,817

		9,627,321

Thrifts & Mortgage Finance — 1.4%
Astoria Financial Corp.	99,900	1,458,540
Bank Mutual Corp.	45,435	348,941
BofI Holding, Inc.*(a)	63,100	1,413,440
Dime Community Bancshares, Inc.	34,481	577,902
LendingTree, Inc.*(a)	7,900	765,589
Northfield Bancorp, Inc.	49,300	793,730
Northwest Bancshares, Inc.(a)	112,500	1,767,375
Oritani Financial Corp.	41,700	655,524
Provident Financial Services, Inc.	65,600	1,392,688
TrustCo Bank Corp. NY	104,295	739,451
Walker & Dunlop, Inc.*	30,500	770,430

		10,683,610

Tobacco — 0.2%
Universal Corp.	25,000	1,455,500

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	42,928	2,006,455
DXP Enterprises, Inc.*	14,100	397,479
Kaman Corp.(a)	29,722	1,305,390

Veritiv Corp.*	9,100	456,547

		4,165,871

Water Utilities — 0.4%
American States Water Co.	40,152	1,608,088
California Water Service Group	52,700	1,691,143

		3,299,231

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,380	398,812

TOTAL COMMON STOCKS (cost $490,578,563)		722,132,479

EXCHANGE TRADED FUND — 1.0%
iShares Core S&P Small-Cap ETF(a) (cost $5,509,404)	60,300	7,486,245

TOTAL LONG-TERM INVESTMENTS (cost $496,087,967)		729,618,724

SHORT-TERM INVESTMENTS — 22.6%
AFFILIATED MUTUAL FUNDS — 22.5%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $6,587,589)(b)	6,587,589	6,587,589
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $159,400,731)(b)(c)	159,400,731	159,400,731

TOTAL AFFILIATED MUTUAL FUNDS (cost $165,988,320)		165,988,320

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.341%, 12/15/16 (cost $599,581)(d)(e)	600	599,775

TOTAL SHORT-TERM INVESTMENTS (cost $166,587,901)		166,588,095

TOTAL INVESTMENTS — 121.6% (cost $662,675,868)		896,206,819
Liabilities in excess of other assets(f) — (21.6)%		(159,267,879)

NET ASSETS 100.0%		$736,938,940

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,449,837; cash collateral of $159,334,345 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
	Long Position:
60	Russell 2000 Mini Index	Dec. 2016	$7,320,804	$7,489,800	$168,996

A U.S. Treasury Obligation with a market value of $599,775 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,235,298	$—	$—
Air Freight & Logistics	4,810,950	—	—
Airlines	6,229,518	—	—
Auto Components	12,328,885	—	—
Automobiles	693,689	—	—
Banks	67,102,972	—	—
Biotechnology	9,549,943	—	—
Building Products	14,054,808	—	—
Capital Markets	9,965,572	—	—
Chemicals	23,219,408	—	—
Commercial Services & Supplies	28,876,697	—	—
Communications Equipment	10,615,611	—	—
Construction & Engineering	2,655,053	—	—
Construction Materials	2,095,361	—	—
Consumer Finance	7,067,390	—	—
Containers & Packaging	306,824	—	—
Distributors	1,881,002	—	—
Diversified Consumer Services	2,619,392	—	—
Diversified Telecommunication Services	6,841,814	—	—
Electric Utilities	5,312,864	—	—
Electrical Equipment	4,088,562	—	—
Electronic Equipment, Instruments & Components	32,836,356	—	—
Energy Equipment & Services	12,622,008	—	—
Equity Real Estate Investment Trusts (REITs)	47,559,653	—	—
Food & Staples Retailing	3,684,726	—	—
Food Products	12,644,317	—	—
Gas Utilities	12,947,304	—	—
Health Care Equipment & Supplies	30,290,316	—	—
Health Care Providers & Services	24,247,811	—	—
Health Care Technology	8,565,153	—	—
Hotels, Restaurants & Leisure	19,666,283	—	—
Household Durables	12,243,761	—	—
Household Products	2,966,985	—	—
Industrial Conglomerates	914,291	—	—
Insurance	22,088,131	—	—

Internet & Direct Marketing Retail	2,255,925	—	—
Internet Software & Services	11,185,275	—	—
IT Services	13,047,696	—	—
Leisure Products	3,392,997	—	—
Life Sciences Tools & Services	2,962,646	—	—
Machinery	35,571,140	—	—
Marine	1,882,336	—	—
Media	4,588,090	—	—
Metals & Mining	7,533,941	—	—
Mortgage Real Estate Investment Trusts (REITs)	989,207	—	—
Multi-Utilities	2,925,425	—	—
Multiline Retail	635,733	—	—
Oil, Gas & Consumable Fuels	10,825,436	—	—
Paper & Forest Products	8,683,363	—	—
Personal Products	1,067,714	—	—
Pharmaceuticals	13,691,401	—	—
Professional Services	12,488,726	—	—
Real Estate Management & Development	2,252,874	—	—
Road & Rail	5,375,956	—	—
Semiconductors & Semiconductor Equipment	21,522,334	—	—
Software	23,431,933	—	—
Specialty Retail	27,822,023	—	—
Technology Hardware, Storage & Peripherals	4,541,255	—	—
Textiles, Apparel & Luxury Goods	9,627,321	—	—
Thrifts & Mortgage Finance	10,683,610	—	—
Tobacco	1,455,500	—	—
Trading Companies & Distributors	4,165,871	—	—
Water Utilities	3,299,231	—	—
Wireless Telecommunication Services	398,812	—	—
Exchange Traded Fund	7,486,245	—	—
Affiliated Mutual Funds	165,988,320	—	—
U.S. Treasury Obligation	—	599,775	—
Other Financial Instruments*
Futures Contracts	168,996	—	—

Total	$895,776,040	$599,775	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity Contracts	$168,996

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 94.5%
Argentina — 0.9%
MercadoLibre, Inc.	3,662	$677,360

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*(a)	16,419	492,078
Brambles Ltd.	11,680	107,661
Insurance Australia Group Ltd.	78,310	329,801
Macquarie Group Ltd.	6,029	381,301

		1,310,841

Austria — 0.4%
ANDRITZ AG	5,185	282,154

Belgium — 0.1%
Colruyt SA	1,250	69,420

Brazil — 1.0%
Cielo SA	35,800	359,745
Raia Drogasil SA	20,740	426,387

		786,132

Canada — 2.8%
Alimentation Couche-Tard, Inc. (Class B Stock)	14,776	716,078
Brookfield Asset Management, Inc. (Class A Stock)	14,750	518,905
Constellation Software, Inc.	582	262,362
Home Capital Group, Inc.(a)	7,800	160,524
Peyto Exploration & Development Corp.(a)	4,000	112,260
Suncor Energy, Inc.	13,355	370,738

		2,140,867

China — 7.9%
Alibaba Group Holding Ltd., ADR*(a)	23,194	2,453,693
Baidu, Inc., ADR*	1,770	322,264
China Overseas Land & Investment Ltd.	122,000	419,435
NetEase, Inc., ADR	2,078	500,341
Tencent Holdings Ltd.	81,415	2,263,503

		5,959,236

Denmark — 0.8%
Nets A/S, 144A*	10,000	206,853
Vestas Wind Systems A/S	4,706	388,732

		595,585

Finland — 0.9%
Kone OYJ (Class B Stock)	5,966	302,877
Sampo OYJ (Class A Stock)	7,750	344,315

		647,192

France — 10.0%
Air Liquide SA	1,895	203,214
Air Liquide SA (I-2016 Shares)*	250	26,809
Arkema SA	5,784	535,499
BNP Paribas SA	5,175	266,170
Capgemini SA	5,778	566,498
Dassault Systemes	17,893	1,553,308
Elior Group, 144A	8,490	194,397
Euler Hermes Group	765	65,041
JCDecaux SA	7,459	241,185
Pernod Ricard SA	2,545	301,417

Publicis Groupe SA	3,025	228,896
Safran SA	3,284	236,194
Schneider Electric SE	3,840	267,127
Sodexo SA	2,135	254,322
SPIE SA	11,540	229,740
TOTAL SA	14,105	670,845
Valeo SA	21,518	1,255,986
Vinci SA	6,059	463,991

		7,560,639

Germany — 5.6%
adidas AG	8,336	1,449,842
Brenntag AG	4,045	221,056
Continental AG	1,385	291,823
Deutsche Boerse AG*	2,705	219,561
Fresenius SE & Co. KGaA	11,107	887,249
GEA Group AG	3,465	192,645
Gerresheimer AG	1,960	166,646
KUKA AG*	1,433	173,307
Rational AG	293	147,009
SAP SE, ADR(a)	5,360	489,957

		4,239,095

Hong Kong — 1.4%
AIA Group Ltd.	75,200	505,701
Techtronic Industries Co. Ltd.	133,411	522,610

		1,028,311

India — 2.4%
HDFC Bank Ltd., ADR	19,537	1,404,515
Tata Motors Ltd., ADR	9,226	368,855

		1,773,370

Indonesia — 0.9%
Astra International Tbk PT	1,006,010	638,338

Ireland — 2.3%
AerCap Holdings NV*	6,600	254,034
Experian PLC	22,181	443,129
Kingspan Group PLC	12,158	327,546
Paddy Power Betfair PLC	2,946	333,124
Ryanair Holdings PLC, ADR	4,782	358,793

		1,716,626

Israel — 1.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	148,194	279,610
Check Point Software Technologies Ltd.*(a)	5,700	442,377
Teva Pharmaceutical Industries Ltd., ADR	5,100	234,651

		956,638

Italy — 1.1%
Anima Holding SpA, 144A(g)	5,753	28,083
Azimut Holding SpA	12,095	177,966
Brembo SpA	5,370	320,439
Brunello Cucinelli SpA	16,916	328,605

		855,093

Japan — 12.7%
Daikin Industries Ltd.	7,700	718,532
Fuji Heavy Industries Ltd.	9,000	337,675

Kansai Paint Co. Ltd.	17,000	372,650
Kao Corp.	7,000	395,766
Keyence Corp.	1,300	952,497
LINE Corp., ADR*(a)	10,891	527,124
Makita Corp.	4,700	334,874
Miraca Holdings, Inc.	5,000	249,318
Nabtesco Corp.	5,100	144,486
Nintendo Co. Ltd.	3,274	876,622
Nippon Prologis REIT, Inc.	112	283,276
Nitori Holdings Co. Ltd.	2,800	335,644
Ono Pharmaceutical Co. Ltd.	9,791	273,369
ORIX Corp.	26,400	389,470
Park24 Co. Ltd.	3,600	117,083
Santen Pharmaceutical Co. Ltd.	19,700	290,898
Shimano, Inc.	1,700	252,490
Shionogi & Co. Ltd.	13,490	691,140
SMC Corp.	1,450	418,663
Sundrug Co. Ltd.	3,500	293,788
Sysmex Corp.	12,207	905,680
Toyota Motor Corp.	7,000	406,045

		9,567,090

Jordan — 0.3%
Hikma Pharmaceuticals PLC	8,604	224,750

Mexico — 0.9%
Alsea SAB de CV	86,771	293,611
Alsea SAB de CV, 144A(g)	20,763	70,257
Wal-Mart de Mexico SAB de CV	151,700	332,117

		695,985

Netherlands — 3.7%
Akzo Nobel NV	4,548	307,628
ASML Holding NV	9,831	1,077,394
Koninklijke Ahold Delhaize NV	15,778	359,361
NXP Semiconductors NV*	7,599	775,174
Royal Dutch Shell PLC (Class A Stock)	11,853	295,789

		2,815,346

Singapore — 0.8%
Broadcom Ltd.	3,601	621,245

South Africa — 0.3%
Bid Corp. Ltd.	11,053	208,917
Discovery Ltd.	3,410	28,109

		237,026

South Korea — 0.6%
Amorepacific Corp.	1,188	421,291

Spain — 4.6%
Amadeus IT Holding SA (Class A Stock)	24,464	1,221,077
Banco Bilbao Vizcaya Argentaria SA	25,119	151,985
Industria de Diseno Textil SA	57,195	2,120,681

		3,493,743

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	27,344	555,293
Atlas Copco AB (Class A Stock)	14,207	427,695
Hexagon AB (Class B Stock)	18,201	794,867
Nordea Bank AB	29,615	294,091

		2,071,946

Switzerland — 7.4%
Actelion Ltd.*	2,647	459,345
Cie Financiere Richemont SA	2,505	152,774
Geberit AG	858	376,096
Givaudan SA	497	1,013,244
Julius Baer Group Ltd.*	5,240	213,593
Lonza Group AG*	1,426	272,935
Novartis AG	4,600	363,033
Partners Group Holding AG	1,441	728,045
Roche Holding AG	1,910	474,632
SGS SA	328	734,974
Sonova Holding AG	1,735	246,016
TE Connectivity Ltd.	4,260	274,259
UBS Group AG	17,400	237,692

		5,546,638

Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	113,000	664,230

Thailand — 0.8%
CP ALL PCL	350,173	621,519

United Kingdom — 11.2%
ASOS PLC*	12,265	771,810
Barclays PLC	107,894	233,915
Bunzl PLC	12,737	375,592
Compass Group PLC	43,944	851,043
DCC PLC	3,035	275,748
Howden Joinery Group PLC	48,775	273,262
IG Group Holdings PLC	21,771	245,654
Johnson Matthey PLC	8,457	360,725
Lloyds Banking Group PLC	432,798	305,777
Micro Focus International PLC	7,854	223,558
Prudential PLC	15,960	282,916
Reckitt Benckiser Group PLC	4,150	390,699
RELX PLC	45,512	863,062
Spectris PLC	8,494	216,284
St. James’s Place PLC	82,559	1,013,412
TalkTalk Telecom Group PLC(a)	78,050	204,288
Travis Perkins PLC	13,308	265,436
Worldpay Group PLC,	200,775	769,814
Worldpay Group PLC, 144A(g)	32,111	123,120
WPP PLC	17,273	406,011

		8,452,126

United States — 6.0%
Albemarle Corp.	7,536	644,253
Allergan PLC*	3,159	727,549
Aon PLC	3,860	434,211
lululemon athletica, Inc.*(a)	6,626	404,054
Mobileye NV*(a)	12,209	519,737
Nielsen Holdings PLC	6,420	343,919
Samsonite International SA	73,100	234,670
Shire PLC	18,821	1,217,019

		4,525,412

TOTAL COMMON STOCKS (cost $59,620,901)		71,195,244

	Units
PARTICIPATORY NOTES† — 1.3%
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	72,512	397,969
Maruti Suzuki India Ltd., Private Placement, expiring 07/26/17, 144A(g)	7,396	608,630

TOTAL PARTICIPATORY NOTES (cost $993,299)		1,006,599

	Shares
PREFERRED STOCKS — 1.1%
Germany
Henkel AG & Co. KGaA (PRFC)	2,865	389,932
Sartorius AG (PRFC)	5,445	453,609

TOTAL PREFERRED STOCKS (cost $698,344)		843,541

TOTAL LONG-TERM INVESTMENTS (cost $61,312,544)		73,045,384

SHORT-TERM INVESTMENTS — 10.1%
AFFILIATED MUTUAL FUNDS — 9.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,355,461)(w)	1,355,461	1,355,461
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $5,570,953(b)(w)	5,570,953	5,570,953

TOTAL AFFILIATED MUTUAL FUNDS (cost $6,926,414)		6,926,414

UNAFFILIATED FUND — 0.9%
Goldman Sachs Financial Square Fund — Money Market Fund (cost $648,704)	648,704	648,704

TOTAL SHORT-TERM INVESTMENTS (cost $7,575,118)		7,575,118

TOTAL INVESTMENTS — 107.0% (cost $68,887,662)		80,620,502
Liabilities in excess of other assets — (7.0)%		(5,247,206)

NET ASSETS — 100.0%		$75,373,296

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
†	Participatory notes represented 1.3% of net assets, of which the Portfolio attributed 0.8% to Goldman Sachs & Co. and 0.5% to Credit Suisse First Boston Corp. as counterparties to the securities.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,433,097 cash collateral of $5,568,362 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$677,360	$—	$—
Australia	492,078	818,763	—
Austria	—	282,154	—
Belgium	—	69,420	—
Brazil	786,132	—	—
Canada	2,140,867	—	—
China	3,276,298	2,682,938	—
Denmark	206,853	388,732	—
Finland	—	647,192	—
France	—	7,560,639	—
Germany	489,957	3,749,138	—
Hong Kong	—	1,028,311	—
India	1,773,370	—	—
Indonesia	—	638,338	—
Ireland	612,827	1,103,799	—
Israel	677,028	279,610	—
Italy	—	855,093	—
Japan	527,124	9,039,966	—
Jordan	—	224,750	—
Mexico	625,728	70,257	—
Netherlands	775,174	2,040,172	—
Singapore	621,245	—	—
South Africa	—	237,026	—
South Korea	—	421,291	—
Spain	—	3,493,743	—
Sweden	—	2,071,946	—
Switzerland	274,259	5,272,379	—
Taiwan	—	664,230	—
Thailand	621,519	—	—
United Kingdom	—	8,452,126	—
United States	3,308,393	1,217,019	—
Participatory Notes
India	—	1,006,599	—
Preferred Stocks
Germany	—	843,541	—
Affiliated Mutual Funds	6,926,414	—	—
Unaffiliated Fund	648,704	—	—

Total	$25,461,330	$55,159,172	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2016 were as follows:

Affiliated Mutual Funds (including 7.4% of collateral for securities on loan)	9.2%
Internet Software & Services	8.2
Software	7.2
Chemicals	4.5
Pharmaceuticals	4.4
Semiconductors & Semiconductor Equipment	4.1
IT Services	4.0
Food & Staples Retailing	4.0
Insurance	4.0
Capital Markets	3.7
Banks	3.5
Textiles, Apparel & Luxury Goods	3.3
Machinery	3.3
Specialty Retail	3.2
Professional Services	3.2
Automobiles	3.1
Electronic Equipment, Instruments & Components	3.1
Hotels, Restaurants & Leisure	2.7
Building Products	2.6
Auto Components	2.5
Biotechnology	2.2
Health Care Equipment & Supplies	2.1
Oil, Gas & Consumable Fuels	1.9
Trading Companies & Distributors	1.9
Health Care Providers & Services	1.5
Media	1.1
Personal Products	1.1
Household Products	1.0
Internet & Direct Marketing Retail	1.0
Construction & Engineering	0.9
Electrical Equipment	0.9
Unaffiliated Fund	0.9
Household Durables	0.7
Diversified Telecommunication Services	0.7
Life Sciences Tools & Services	0.6
Real Estate Management & Development	0.6
Wireless Telecommunication Services	0.5
Diversified Financial Services	0.5
Airlines	0.5
Beverages	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Industrial Conglomerates	0.4
Leisure Products	0.3
Aerospace & Defense	0.3
Commercial Services & Supplies	0.3
Commercial Services	0.3
Thrifts & Mortgage Finance	0.2

107.0
Liabilities in excess of assets	(7.0)

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS
Aerospace & Defense — 0.2%
B/E Aerospace, Inc.	7,300	$377,118

Airlines — 1.1%
Spirit Airlines, Inc.*(a)	58,327	2,480,647

Auto Components — 1.3%
Delphi Automotive PLC (United Kingdom)	39,748	2,834,827

Banks — 1.3%
First Republic Bank	36,631	2,824,616

Beverages — 0.6%
Monster Beverage Corp.*	8,781	1,289,139

Biotechnology — 1.5%
BioMarin Pharmaceutical, Inc.*	25,449	2,354,542
Vertex Pharmaceuticals, Inc.*	9,476	826,402

		3,180,944

Building Products — 0.7%
Allegion PLC	22,251	1,533,316

Capital Markets — 3.4%
Affiliated Managers Group, Inc.*	23,087	3,340,689
Intercontinental Exchange, Inc.	7,272	1,958,786
TD Ameritrade Holding Corp.	63,240	2,228,577

		7,528,052

Chemicals — 3.1%
Axalta Coating Systems Ltd.*	103,039	2,912,912
FMC Corp.(a)	54,740	2,646,132
WR Grace & Co.	17,265	1,274,157

		6,833,201

Commercial Services & Supplies — 2.6%
Copart, Inc.*(a)	62,031	3,322,381
Stericycle, Inc.*(a)	28,288	2,267,000

		5,589,381

Communications Equipment — 1.4%
Palo Alto Networks, Inc.*(a)	19,308	3,076,344

Construction & Engineering — 1.1%
Quanta Services, Inc.*(a)	86,434	2,419,288

Construction Materials — 0.5%
Vulcan Materials Co.	10,014	1,138,892

Consumer Finance — 1.5%
SLM Corp.*	440,958	3,293,956

Containers & Packaging — 0.7%
Sealed Air Corp.	34,671	1,588,625

Diversified Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	54,451	6,107,224

Electrical Equipment — 1.4%
AMETEK, Inc.	61,796	2,952,613

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)	73,398	4,764,998
CDW Corp.(a)	30,825	1,409,627

		6,174,625

Equity Real Estate Investment Trusts (REITs) — 2.2%
Crown Castle International Corp.	23,372	2,201,876
Equinix, Inc.	7,137	2,571,104

		4,772,980

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.*(a)	121,098	2,500,674

Food Products — 3.4%
Hain Celestial Group, Inc. (The)*	85,960	3,058,457
J.M. Smucker Co. (The)	15,560	2,109,002
Mead Johnson Nutrition Co.	29,087	2,298,164

		7,465,623

Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.*	30,340	2,844,375
Cooper Cos., Inc. (The)	9,619	1,724,302
DexCom, Inc.*(a)	21,655	1,898,277

		6,466,954

Health Care Providers & Services — 7.4%
Centene Corp.*	64,132	4,294,279
Envision Healthcare Holdings, Inc.*	53,835	1,198,905
Henry Schein, Inc.*(a)	27,574	4,494,010
Laboratory Corp. of America Holdings*	22,418	3,082,027
Universal Health Services, Inc. (Class B Stock)	25,090	3,091,590

		16,160,811

Hotels, Restaurants & Leisure — 4.0%
Aramark	65,435	2,488,493
Hilton Worldwide Holdings, Inc.	148,179	3,397,745
Marriott International, Inc. (Class A Stock)	9,158	616,608
Norwegian Cruise Line Holdings Ltd.*	59,050	2,226,185

		8,729,031

Household Products — 1.1%
Church & Dwight Co., Inc.	49,622	2,377,886

Independent Power & Renewable Electricity Producers — 0.6%
Atlantica Yield PLC (Spain)(a)	69,461	1,320,454

Industrial Conglomerates — 2.7%
Carlisle Cos., Inc.	15,999	1,641,018
Roper Technologies, Inc.(a)	23,128	4,220,166

		5,861,184

IT Services — 4.9%
Fidelity National Information Services, Inc.	21,986	1,693,582
FleetCor Technologies, Inc.*	15,009	2,607,513
Global Payments, Inc.	26,596	2,041,509
Vantiv, Inc. (Class A Stock)*	78,299	4,405,885

		10,748,489

Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	4,822	875,964
Quintiles Transnational Holdings, Inc.*(a)	36,194	2,933,886

		3,809,850

Media — 1.6%
AMC Networks, Inc. (Class A Stock)*	37,571	1,948,432
Scripps Networks Interactive, Inc. (Class A Stock)(a)	25,120	1,594,869

		3,543,301

Mortgage Real Estate Investment Trusts (REITs) — 2.2%
MFA Financial, Inc.	227,287	1,700,107
Starwood Property Trust, Inc.(a)	137,066	3,086,726

		4,786,833

Multiline Retail — 3.6%
Dollar General Corp.	31,676	2,217,003
Dollar Tree, Inc.*(a)	72,052	5,687,065

		7,904,068

Oil, Gas & Consumable Fuels — 1.6%
Concho Resources, Inc.*	10,423	1,431,599
Noble Energy, Inc.	55,591	1,986,822

		3,418,421

Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC*	1,457	176,996
Zoetis, Inc.	50,946	2,649,702

		2,826,698

Professional Services — 1.7%
IHS Markit Ltd.*	101,882	3,825,669

Real Estate Management & Development — 1.4%
CBRE Group, Inc. (Class A Stock)*	112,173	3,138,601

Road & Rail — 0.7%
JB Hunt Transport Services, Inc.	19,113	1,550,829

Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	57,698	3,718,636
NXP Semiconductors NV (Netherlands)*	40,067	4,087,235

		7,805,871

Software — 9.0%
Check Point Software Technologies Ltd. (Israel)*(a)	28,144	2,184,256
Electronic Arts, Inc.*	61,971	5,292,323
Intuit, Inc.	14,256	1,568,303
Red Hat, Inc.*	58,522	4,730,333
ServiceNow, Inc.*	39,102	3,094,923
Splunk, Inc.*(a)	47,145	2,766,469

		19,636,607

Specialty Retail — 8.5%
AutoZone, Inc.*(a)	2,822	2,168,255
Burlington Stores, Inc.*	42,070	3,408,511
L Brands, Inc.	14,336	1,014,559
O’Reilly Automotive, Inc.*	8,106	2,270,572
Ross Stores, Inc.	51,506	3,311,836
Signet Jewelers Ltd.	30,855	2,299,623
Ulta Salon Cosmetics & Fragrance, Inc.*	16,950	4,033,761

		18,507,117

Textiles, Apparel & Luxury Goods — 0.8%
Kate Spade & Co.*	75,533	1,293,880
Under Armour, Inc. (Class A Stock)*(a)	11,572	447,605

		1,741,485

Trading Companies & Distributors — 0.6%
WESCO International, Inc.*	21,253	1,306,847

TOTAL LONG-TERM INVESTMENTS (cost $157,989,832)		211,429,091

SHORT-TERM INVESTMENTS — 23.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Fund (cost $7,739,009)(w)	7,739,009	7,739,009
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $42,867,711)(b)(w)	42,867,711	42,867,711

TOTAL SHORT-TERM INVESTMENTS (cost $50,606,720)		50,606,720

TOTAL INVESTMENTS — 119.8% (cost $208,596,552)		262,035,811
Liabilities in excess of other assets — (19.8)%		(43,251,189)

NET ASSETS — 100.0%		$218,784,622

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $41,917,211; cash collateral of $42,852,955 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$377,118	$—	$—
Airlines	2,480,647	—	—
Auto Components	2,834,827	—	—
Banks	2,824,616	—	—
Beverages	1,289,139	—	—

Biotechnology	3,180,944	—	—
Building Products	1,533,316	—	—
Capital Markets	7,528,052	—	—
Chemicals	6,833,201	—	—
Commercial Services & Supplies	5,589,381	—	—
Communications Equipment	3,076,344	—	—
Construction & Engineering	2,419,288	—	—
Construction Materials	1,138,892	—	—
Consumer Finance	3,293,956	—	—
Containers & Packaging	1,588,625	—	—
Diversified Telecommunication Services	6,107,224	—	—
Electrical Equipment	2,952,613	—	—
Electronic Equipment, Instruments & Components	6,174,625	—	—
Equity Real Estate Investment Trusts (REITs)	4,772,980	—	—
Food & Staples Retailing	2,500,674	—	—
Food Products	7,465,623	—	—
Health Care Equipment & Supplies	6,466,954	—	—
Health Care Providers & Services	16,160,811	—	—
Hotels, Restaurants & Leisure	8,729,031	—	—
Household Products	2,377,886	—	—
Independent Power & Renewable Electricity Producers	1,320,454	—	—
Industrial Conglomerates	5,861,184	—	—
IT Services	10,748,489	—	—
Life Sciences Tools & Services	3,809,850	—	—
Media	3,543,301	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,786,833	—	—
Multiline Retail	7,904,068	—	—
Oil, Gas & Consumable Fuels	3,418,421	—	—
Pharmaceuticals	2,826,698	—	—
Professional Services	3,825,669	—	—
Real Estate Management & Development	3,138,601	—	—
Road & Rail	1,550,829	—	—
Semiconductors & Semiconductor Equipment	7,805,871	—	—
Software	19,636,607	—	—
Specialty Retail	18,507,117	—	—
Textiles, Apparel & Luxury Goods	1,741,485	—	—
Trading Companies & Distributors	1,306,847	—	—
Affiliated Mutual Funds	50,606,720	—	—

Total	$262,035,811	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 96.4%
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	13,277	$1,209,667
Esterline Technologies Corp.*	11,040	839,482
KLX, Inc.*	9,180	323,136
Moog, Inc. (Class A Stock)*	18,405	1,095,834

		3,468,119

Air Freight & Logistics — 1.4%
Forward Air Corp.	20,772	898,597
XPO Logistics, Inc.*(a)	46,779	1,715,386

		2,613,983

Auto Components — 0.4%
Standard Motor Products, Inc.	5,483	261,868
Tower International, Inc.	23,356	562,880

		824,748

Banks — 17.5%
Ameris Bancorp	18,176	635,251
BancorpSouth, Inc.	31,981	741,959
Bank of the Ozarks, Inc.(a)	15,216	584,294
Banner Corp.	13,240	579,118
BNC Bancorp	27,482	668,362
Boston Private Financial Holdings, Inc.	53,022	680,272
Brookline Bancorp, Inc.	42,646	519,855
Centerstate Banks, Inc.	13,719	243,238
CoBiz Financial, Inc.	31,187	415,099
Columbia Banking System, Inc.	38,090	1,246,305
Community Bank System, Inc.(a)	22,432	1,079,204
ConnectOne Bancorp, Inc.	21,074	380,596
Cu Bancorp*	10,095	230,267
CVB Financial Corp.	69,658	1,226,677
First Financial Bankshares, Inc.(a)	29,901	1,089,592
First Merchants Corp.	32,743	875,875
First Midwest Bancorp, Inc.	37,664	729,175
First of Long Island Corp. (The)	9,276	307,499
Flushing Financial Corp.	24,855	589,561
Glacier Bancorp, Inc.	39,132	1,116,045
Great Western Bancorp, Inc.	38,045	1,267,659
Heritage Financial Corp.	20,364	365,534
Home BancShares, Inc.	42,772	890,085
Independent Bank Corp.	18,289	989,252
Independent Bank Group, Inc.	9,233	407,822
Lakeland Financial Corp.	14,193	502,716
LegacyTexas Financial Group, Inc.	44,763	1,415,854
MB Financial, Inc.	40,725	1,549,179
PacWest Bancorp	25,312	1,086,138
Pinnacle Financial Partners, Inc.(a)	24,409	1,320,039
PrivateBancorp, Inc.	40,076	1,840,290
Prosperity Bancshares, Inc.(a)	24,874	1,365,334
Renasant Corp.	30,233	1,016,736
Sandy Spring Bancorp, Inc.	12,657	387,051
South State Corp.	15,985	1,199,514
Southwest Bancorp, Inc.	10,373	196,983
State Bank Financial Corp.	23,675	540,264
Texas Capital Bancshares, Inc.*	17,806	977,906
Trico Bancshares	14,647	392,100
Webster Financial Corp.	57,372	2,180,710

		33,829,410

Building Products — 1.2%
Continental Building Products, Inc.*	27,932	586,293
Gibraltar Industries, Inc.*	20,388	757,414
Masonite International Corp.*	16,658	1,035,628

		2,379,335

Capital Markets — 1.7%
Golub Capital BDC, Inc.(a)	13,833	256,879
MarketAxess Holdings, Inc.	4,714	780,591
New Mountain Finance Corp.(a)	13,977	192,323
OM Asset Management PLC (United Kingdom)	45,470	632,488
Stifel Financial Corp.*	32,022	1,231,246
Virtu Financial, Inc. (Class A Stock)	17,714	265,179

		3,358,706

Chemicals — 2.4%
Methanex Corp. (Canada)	1,265	45,135
Minerals Technologies, Inc.	21,280	1,504,283
Olin Corp.	9,390	192,683
PolyOne Corp.	14,440	488,217
Quaker Chemical Corp.	5,366	568,420
Trinseo SA	13,166	744,669
WR Grace & Co.	14,626	1,079,399

		4,622,806

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	37,833	1,501,970
Mobile Mini, Inc.(a)	21,311	643,592
MSA Safety, Inc.	9,947	577,324

		2,722,886

Communications Equipment — 1.5%
Ixia*	50,523	631,537
NetScout Systems, Inc.*	34,316	1,003,743
RADWARE Ltd. (Israel)*(a)	16,732	229,898
Viavi Solutions, Inc.*	138,703	1,025,015

		2,890,193

Construction & Engineering — 0.7%
EMCOR Group, Inc.	23,913	1,425,693

Construction Materials — 0.9%
Eagle Materials, Inc.	13,214	1,021,442
Summit Materials, Inc. (Class A Stock)*	42,902	795,832

		1,817,274

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	34,232	1,501,073
Graphic Packaging Holding Co.	55,020	769,730

		2,270,803

Distributors — 0.4%
Core-Mark Holding Co., Inc.	19,687	704,795

Electric Utilities — 2.2%
IDACORP, Inc.	18,888	1,478,553
PNM Resources, Inc.	42,673	1,396,260
Portland General Electric Co.	33,163	1,412,412

		4,287,225

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	27,662	546,324

Electronic Equipment, Instruments & Components — 1.9%
Anixter International, Inc.*	13,094	844,563
CTS Corp.	33,239	618,245
Littelfuse, Inc.	3,116	401,372
Plexus Corp.*	17,823	833,760
SYNNEX Corp.	8,605	981,917

		3,679,857

Equity Real Estate Investment Trusts (REITs) — 10.0%
Acadia Realty Trust(a)	50,886	1,844,109
Care Capital Properties, Inc.	56,256	1,603,296
Chesapeake Lodging Trust	79,049	1,810,222
Columbia Property Trust, Inc.	19,640	439,740
CubeSmart	58,189	1,586,232
CyrusOne, Inc.	38,594	1,835,917
Highwoods Properties, Inc.	14,122	736,039
Hudson Pacific Properties, Inc.	28,891	949,647
Life Storage, Inc.	15,284	1,359,359
Pebblebrook Hotel Trust(a)	81,360	2,164,176
Post Properties, Inc.(a)	21,372	1,413,330
PS Business Parks, Inc.	9,407	1,068,353
RLJ Lodging Trust	41,052	863,323
Terreno Realty Corp.	60,767	1,671,700

		19,345,443

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	20,071	100,154

Food Products — 1.9%
Advancepierre Foods Holdings, Inc.	38,328	1,056,320
Pinnacle Foods, Inc.	23,165	1,162,188
Post Holdings, Inc.*	2,316	178,726
TreeHouse Foods, Inc.*(a)	15,382	1,341,156

		3,738,390

Gas Utilities — 2.3%
New Jersey Resources Corp.	33,054	1,086,154
South Jersey Industries, Inc.(a)	28,430	840,106
Southwest Gas Corp.	16,822	1,175,185
WGL Holdings, Inc.	21,121	1,324,287

		4,425,732

Health Care Equipment & Supplies — 1.2%
CONMED Corp.(a)	20,052	803,283
Endologix, Inc.*(a)	32,604	417,331
Integra LifeSciences Holdings Corp.*	9,538	787,362
Wright Medical Group NV*(a)	9,256	227,050

		2,235,026

Health Care Providers & Services — 1.8%
Air Methods Corp.*	16,650	524,308
American Renal Associates Holdings, Inc.*(a)	15,658	286,072
Amsurg Corp.*(a)	12,074	809,562
HealthSouth Corp.	11,586	470,044

Team Health Holdings, Inc.*	15,050	490,028
VCA, Inc.*	12,332	862,993

		3,443,007

Health Care Technology — 0.2%
HMS Holdings Corp.*	20,385	451,935

Hotels, Restaurants & Leisure — 2.0%
Extended Stay America, Inc.	21,600	306,720
Jack in the Box, Inc.	13,705	1,314,858
Marriott Vacations Worldwide Corp.(a)	11,581	849,119
Vail Resorts, Inc.	9,340	1,465,259

		3,935,956

Household Durables — 0.7%
Calatlantic Group, Inc.	18,645	623,489
Meritage Homes Corp.*	12,348	428,475
William Lyon Homes (Class A Stock)*(a)	14,733	273,297

		1,325,261

Household Products — 1.0%
Spectrum Brands Holdings, Inc.(a)	14,606	2,011,100

Independent Power & Renewable Electricity Producers — 0.2%
Dynegy, Inc.*(a)	28,553	353,772

Insurance — 3.7%
AMERISAFE, Inc.	9,174	539,248
AmTrust Financial Services, Inc.	24,461	656,288
CNO Financial Group, Inc.	74,022	1,130,316
Endurance Specialty Holdings Ltd.	14,086	921,929
Enstar Group Ltd. (Bermuda)*(g)	3,310	544,396
Kinsale Capital Group, Inc.	7,503	165,066
Maiden Holdings Ltd.	62,810	797,059
National General Holdings Corp.	43,143	959,500
ProAssurance Corp.	12,156	637,947
RLI Corp.	12,553	858,123

		7,209,872

Internet Software & Services — 0.1%
Cornerstone OnDemand, Inc.*	5,861	269,313

IT Services — 1.2%
Convergys Corp.	29,373	893,527
DST Systems, Inc.	6,849	807,634
MAXIMUS, Inc.	12,436	703,380

		2,404,541

Life Sciences Tools & Services — 0.9%
PRA Health Sciences, Inc.*	14,633	826,911
VWR Corp.*	29,055	824,000

		1,650,911

Machinery — 3.3%
Barnes Group, Inc.	22,594	916,187
Clarcor, Inc.	9,021	586,365
Itt, Inc.	25,187	902,702
RBC Bearings, Inc.*	4,959	379,264
Rexnord Corp.*	25,538	546,768
Standex International Corp.	4,423	410,764
TriMas Corp.*	48,783	907,852

Watts Water Technologies, Inc. (Class A Stock)	13,851	898,099
Woodward, Inc.	12,738	795,870

		6,343,871

Media — 1.5%
Live Nation Entertainment, Inc.*	63,097	1,733,906
Nexstar Broadcasting Group, Inc. (Class A Stock)(a)	19,733	1,138,791

		2,872,697

Metals & Mining — 1.6%
Allegheny Technologies, Inc.(a)	48,850	882,719
Commercial Metals Co.	6,387	103,406
Hecla Mining Co.(a)	76,480	435,936
Kaiser Aluminum Corp.	10,141	877,095
Royal Gold, Inc.(a)	9,564	740,541

		3,039,697

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Blackstone Mortgage Trust, Inc. (Class A Stock)	48,264	1,421,375
MFA Financial, Inc.	137,011	1,024,842
Pennymac Mortgage Investment Trust	28,393	442,363
Two Harbors Investment Corp.	140,805	1,201,067

		4,089,647

Multi-Utilities — 1.1%
Black Hills Corp.(a)	17,999	1,101,899
NorthWestern Corp.	17,867	1,027,888

		2,129,787

Oil, Gas & Consumable Fuels — 5.5%
Carrizo Oil & Gas, Inc.*(a)	22,758	924,430
Golar LNG Ltd. (Bermuda)(a)	48,305	1,024,066
Parsley Energy, Inc. (Class A Stock)*	33,880	1,135,319
PBF Energy, Inc. (Class A Stock)(a)	12,582	284,856
PDC Energy, Inc.*(a)	27,149	1,820,612
Range Resources Corp.	10,505	407,069
Rice Energy, Inc.*	69,431	1,812,843
RSP Permian, Inc.*	42,947	1,665,485
Synergy Resources Corp.*(a)	86,631	600,353
Whiting Petroleum Corp.*(a)	38,734	338,535
WPX Energy, Inc.*	38,968	513,988

		10,527,556

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	12,994	110,059

Pharmaceuticals — 0.6%
Catalent, Inc.*	26,251	678,326
Prestige Brands Holdings, Inc.*	10,619	512,579

		1,190,905

Professional Services — 0.4%
On Assignment, Inc.*	21,862	793,372

Real Estate Management & Development — 0.8%
Kennedy-Wilson Holdings, Inc.	65,112	1,468,276

Semiconductors & Semiconductor Equipment — 3.1%
Cabot Microelectronics Corp.	10,158	537,460
Cypress Semiconductor Corp.(a)	55,165	670,806

Entegris, Inc.*	78,190	1,362,070
Intersil Corp. (Class A Stock)	44,310	971,718
MKS Instruments, Inc.	19,185	954,070
Semtech Corp.*	34,795	964,865
Silicon Laboratories, Inc.*	9,791	575,711

		6,036,700

Software — 2.9%
Bottomline Technologies (de), Inc.*	21,271	495,827
CommVault Systems, Inc.*	17,713	941,092
Mentor Graphics Corp.	69,495	1,837,448
MicroStrategy, Inc. (Class A Stock)*	3,260	545,854
Verint Systems, Inc.*	46,352	1,744,226

		5,564,447

Specialty Retail — 3.2%
American Eagle Outfitters, Inc.(a)	53,360	953,010
Ascena Retail Group, Inc.*(a)	6,407	35,815
Boot Barn Holdings, Inc.*(a)	30,150	343,107
Burlington Stores, Inc.*	24,172	1,958,415
CST Brands, Inc.	6,422	308,834
Lithia Motors, Inc. (Class A Stock)(a)	9,044	863,883
Monro Muffler Brake, Inc.(a)	5,388	329,584
Murphy USA, Inc.*	13,235	944,450
Party City Holdco, Inc.*	30,420	520,790

		6,257,888

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*(a)	20,857	1,020,324

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	11,618	659,205
Deckers Outdoor Corp.*(a)	7,840	466,872
G-III Apparel Group Ltd.*	8,836	257,570
Steven Madden Ltd.*	5,273	182,235

		1,565,882

Thrifts & Mortgage Finance — 2.0%
Dime Community Bancshares, Inc.	15,404	258,171
EverBank Financial Corp.	30,483	590,151
OceanFirst Financial Corp.	13,053	251,401
Oritani Financial Corp.	19,545	307,247
Provident Financial Services, Inc.	35,859	761,287
Radian Group, Inc.	85,561	1,159,351
WSFS Financial Corp.	15,830	577,637

		3,905,245

Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc.*	22,691	954,611
Gms, Inc.*	6,422	142,761
Kaman Corp.	19,287	847,085
Now, Inc.*	33,075	708,797
Univar, Inc.*	51,372	1,122,478
WESCO International, Inc.*	9,500	584,155

		4,359,887

Water Utilities — 0.4%
California Water Service Group	22,857	733,481

TOTAL COMMON STOCKS (cost $147,407,671)		186,352,291

EXCHANGE TRADED FUND — 1.0%
iShares Russell 2000 Value ETF(a) (cost $1,940,088)	18,459	1,933,580

TOTAL LONG-TERM INVESTMENTS (cost $149,347,759)		188,285,871

SHORT-TERM INVESTMENTS — 18.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,376,913)(w)	4,376,913	4,376,913
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $30,919,215)(b)(w)	30,919,215	30,919,215

TOTAL SHORT-TERM INVESTMENTS (cost $35,296,128)		35,296,128

TOTAL INVESTMENTS — 115.7% (cost $184,643,887)		223,581,999
Liabilities in excess of other assets — (15.7)%		(30,327,260)

NET ASSETS — 100.0%		$193,254,739

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,184,572; cash collateral of $30,906,942 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestments.
(g)	Indicates a security or securities that have been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,468,119	$—	$—
Air Freight & Logistics	2,613,983	—	—
Auto Components	824,748	—	—
Banks	33,829,410	—	—
Building Products	2,379,335	—	—
Capital Markets	3,358,706	—	—
Chemicals	4,622,806	—	—
Commercial Services & Supplies	2,722,886	—	—
Communications Equipment	2,890,193	—	—
Construction & Engineering	1,425,693	—	—
Construction Materials	1,817,274	—	—

Containers & Packaging	2,270,803	—	—
Distributors	704,795	—	—
Electric Utilities	4,287,225	—	—
Electrical Equipment	546,324	—	—
Electronic Equipment, Instruments & Components	3,679,857	—	—
Equity Real Estate Investment Trusts (REITs)	19,345,443	—	—
Food & Staples Retailing	100,154	—	—
Food Products	3,738,390	—	—
Gas Utilities	4,425,732	—	—
Health Care Equipment & Supplies	2,235,026	—	—
Health Care Providers & Services	3,443,007	—	—
Health Care Technology	451,935	—	—
Hotels, Restaurants & Leisure	3,935,956	—	—
Household Durables	1,325,261	—	—
Household Products	2,011,100	—	—
Independent Power & Renewable Electricity Producers	353,772	—	—
Insurance	7,209,872	—	—
Internet Software & Services	269,313	—	—
IT Services	2,404,541	—	—
Life Sciences Tools & Services	1,650,911	—	—
Machinery	6,343,871	—	—
Media	2,872,697	—	—
Metals & Mining	3,039,697	—	—
Mortgage Real Estate Investment Trusts (REITs)	4,089,647	—	—
Multi-Utilities	2,129,787	—	—
Oil, Gas & Consumable Fuels	10,527,556	—	—
Paper & Forest Products	110,059	—	—
Pharmaceuticals	1,190,905	—	—
Professional Services	793,372	—	—
Real Estate Management & Development	1,468,276	—	—
Semiconductors & Semiconductor Equipment	6,036,700	—	—
Software	5,564,447	—	—
Specialty Retail	6,257,888	—	—
Technology Hardware, Storage & Peripherals	1,020,324	—	—
Textiles, Apparel & Luxury Goods	1,565,882	—	—
Thrifts & Mortgage Finance	3,905,245	—	—
Trading Companies & Distributors	4,359,887	—	—
Water Utilities	733,481	—	—
Exchange Traded Fund	1,933,580	—	—
Affiliated Mutual Funds	35,296,128	—	—

Total	$223,581,999	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS
Aerospace & Defense — 2.0%
Boeing Co. (The)	97,036	$12,783,523
General Dynamics Corp.	48,200	7,478,712
L-3 Communications Holdings, Inc.	13,000	1,959,490
Lockheed Martin Corp.	42,298	10,139,676
Northrop Grumman Corp.	30,326	6,488,248
Raytheon Co.	49,718	6,768,111
Rockwell Collins, Inc.	22,100	1,863,914
Textron, Inc.	45,400	1,804,650
TransDigm Group, Inc.*	8,500	2,457,520
United Technologies Corp.	129,900	13,197,840

		64,941,684

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	1,698,086
Expeditors International of Washington, Inc.	30,300	1,561,056
FedEx Corp.	41,240	7,203,803
United Parcel Service, Inc. (Class B Stock)	115,600	12,642,016

		23,104,961

Airlines — 0.5%
Alaska Air Group, Inc.	20,600	1,356,716
American Airlines Group, Inc.(a)	87,400	3,199,714
Delta Air Lines, Inc.	125,300	4,931,808
Southwest Airlines Co.	106,837	4,154,891
United Continental Holdings, Inc.*	51,100	2,681,217

		16,324,346

Auto Components — 0.4%
BorgWarner, Inc.	35,600	1,252,408
Delphi Automotive PLC (United Kingdom)	45,500	3,245,060
Goodyear Tire & Rubber Co. (The)	44,300	1,430,890
Johnson Controls International PLC	158,215	7,361,744

		13,290,102

Automobiles — 0.5%
Ford Motor Co.	649,559	7,840,177
General Motors Co.	235,300	7,475,481
Harley-Davidson, Inc.(a)	30,800	1,619,772

		16,935,430

Banks — 5.3%
Bank of America Corp.	1,712,982	26,808,168
BB&T Corp.	136,100	5,133,692
Citigroup, Inc.	487,822	23,039,833
Citizens Financial Group, Inc.	88,500	2,186,835
Comerica, Inc.	29,150	1,379,378
Fifth Third Bancorp	130,749	2,675,125
Huntington Bancshares, Inc.	171,075	1,686,800
JPMorgan Chase & Co.	605,345	40,309,924
KeyCorp	170,900	2,079,853
M&T Bank Corp.(a)	26,900	3,123,090
People’s United Financial, Inc.(a)	50,700	802,074
PNC Financial Services Group, Inc. (The)	83,593	7,530,893
Regions Financial Corp.	214,512	2,117,233
SunTrust Banks, Inc.	84,600	3,705,480
U.S. Bancorp	271,181	11,630,953
Wells Fargo & Co.	761,136	33,703,102
Zions Bancorporation	33,800	1,048,476

		168,960,909

Beverages — 2.2%
Brown-Forman Corp. (Class B Stock)(a)	30,500	1,446,920
Coca-Cola Co. (The)	650,450	27,527,044
Constellation Brands, Inc. (Class A Stock)	29,100	4,844,859
Dr. Pepper Snapple Group, Inc.	31,800	2,903,658
Molson Coors Brewing Co. (Class B Stock)	30,500	3,348,900
Monster Beverage Corp.*	22,600	3,317,906
PepsiCo, Inc.	241,714	26,291,232

		69,680,519

Biotechnology — 2.9%
AbbVie, Inc.	270,700	17,073,049
Alexion Pharmaceuticals, Inc.*	37,800	4,632,012
Amgen, Inc.	125,794	20,983,697
Biogen, Inc.*	36,775	11,511,678
Celgene Corp.*	130,200	13,609,806
Gilead Sciences, Inc.	222,100	17,572,552
Regeneron Pharmaceuticals, Inc.*	12,900	5,186,058
Vertex Pharmaceuticals, Inc.*	41,200	3,593,052

		94,161,904

Building Products — 0.1%
Allegion PLC	15,833	1,091,052
Fortune Brands Home & Security, Inc.(a)	23,800	1,382,780
Masco Corp.	55,400	1,900,774

		4,374,606

Capital Markets — 2.5%
Affiliated Managers Group, Inc.*	9,300	1,345,710
Ameriprise Financial, Inc.	28,300	2,823,491
Bank of New York Mellon Corp. (The)	179,989	7,177,961
BlackRock, Inc.	20,750	7,521,045
Charles Schwab Corp. (The)	200,900	6,342,413
CME Group, Inc.	56,500	5,905,380
E*TRADE Financial Corp.*	47,310	1,377,667
Franklin Resources, Inc.	62,500	2,223,125
Goldman Sachs Group, Inc. (The)	63,700	10,272,899
Intercontinental Exchange, Inc.	19,998	5,386,661
Invesco Ltd.	70,600	2,207,662
Legg Mason, Inc.	17,400	582,552
Moody’s Corp.	28,420	3,077,318
Morgan Stanley	249,210	7,989,673
Nasdaq, Inc.	19,600	1,323,784
Northern Trust Corp.	36,100	2,454,439
S&P Global, Inc.	44,300	5,606,608
State Street Corp.	62,325	4,339,690
T. Rowe Price Group, Inc.	41,500	2,759,750

		80,717,828

Chemicals — 2.0%
Air Products & Chemicals, Inc.	36,300	5,457,342
Albemarle Corp.	17,600	1,504,624
CF Industries Holdings, Inc.(a)	39,100	952,085
Dow Chemical Co. (The)(a)	187,011	9,692,780
E.I. du Pont de Nemours & Co.	145,991	9,777,018
Eastman Chemical Co.	24,700	1,671,696
Ecolab, Inc.	44,400	5,404,368

FMC Corp.(a)	22,500	1,087,650
International Flavors & Fragrances, Inc.	13,300	1,901,501
LyondellBasell Industries NV (Class A Stock)	57,000	4,597,620
Monsanto Co.	72,496	7,409,091
Mosaic Co. (The)(a)	56,200	1,374,652
PPG Industries, Inc.	44,700	4,620,192
Praxair, Inc.	47,800	5,775,674
Sherwin-Williams Co. (The)	13,300	3,679,578

		64,905,871

Commercial Services & Supplies — 0.3%
Cintas Corp.	14,500	1,632,700
Pitney Bowes, Inc.	32,200	584,752
Republic Services, Inc.	40,535	2,044,991
Stericycle, Inc.*(a)	14,500	1,162,030
Waste Management, Inc.	68,930	4,394,977

		9,819,450

Communications Equipment — 1.0%
Cisco Systems, Inc.	840,575	26,663,039
F5 Networks, Inc.*	11,800	1,470,752
Harris Corp.	20,900	1,914,649
Juniper Networks, Inc.	60,000	1,443,600
Motorola Solutions, Inc.	26,527	2,023,480

		33,515,520

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,216,284
Jacobs Engineering Group, Inc.*	20,900	1,080,948
Quanta Services, Inc.*	26,200	733,338

		3,030,570

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,800	1,934,388
Vulcan Materials Co.	22,400	2,547,552

		4,481,940

Consumer Finance — 0.7%
American Express Co.	131,400	8,414,856
Capital One Financial Corp.	86,269	6,196,702
Discover Financial Services	69,405	3,924,853
Navient Corp.	57,400	830,578
Synchrony Financial	136,330	3,817,240

		23,184,229

Containers & Packaging — 0.3%
Avery Dennison Corp.	15,000	1,166,850
Ball Corp.(a)	27,300	2,237,235
International Paper Co.	69,167	3,318,633
Owens-Illinois, Inc.*	26,500	487,335
Sealed Air Corp.	33,420	1,531,304
WestRock Co.	42,761	2,073,053

		10,814,410

Distributors — 0.1%
Genuine Parts Co.	25,025	2,513,761
LKQ Corp.*	47,300	1,677,258

		4,191,019

Diversified Consumer Services
H&R Block, Inc.(a)	37,500	868,125

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	316,800	45,768,096
Leucadia National Corp.	54,500	1,037,680

		46,805,776

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,028,935	41,785,050
CenturyLink, Inc.(a)	90,985	2,495,719
Frontier Communications Corp.(a)	191,916	798,371
Level 3 Communications, Inc.*	48,400	2,244,792
Verizon Communications, Inc.	681,038	35,400,355

		82,724,287

Electric Utilities — 2.0%
Alliant Energy Corp.	34,000	1,302,540
American Electric Power Co., Inc.	82,340	5,287,052
Duke Energy Corp.	115,048	9,208,442
Edison International	54,700	3,952,075
Entergy Corp.	30,200	2,317,246
Eversource Energy	53,200	2,882,376
Exelon Corp.	154,173	5,132,419
FirstEnergy Corp.	70,980	2,348,018
NextEra Energy, Inc.	76,775	9,391,118
PG&E Corp.	82,300	5,034,291
Pinnacle West Capital Corp.	19,000	1,443,810
PPL Corp.	112,600	3,892,582
Southern Co. (The)	162,800	8,351,640
Xcel Energy, Inc.	85,095	3,500,808

		64,044,417

Electrical Equipment — 0.5%
Acuity Brands, Inc.(a)	7,000	1,852,200
AMETEK, Inc.	39,500	1,887,310
Eaton Corp. PLC	76,861	5,050,536
Emerson Electric Co.(a)	107,700	5,870,727
Rockwell Automation, Inc.	22,100	2,703,714

		17,364,487

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	51,800	3,362,856
Corning, Inc.	174,100	4,117,465
FLIR Systems, Inc.	23,000	722,660
TE Connectivity Ltd. (Switzerland)	59,600	3,837,048

		12,040,029

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	73,148	3,691,779
Diamond Offshore Drilling, Inc.(a)	11,900	209,559
FMC Technologies, Inc.*	37,900	1,124,493
Halliburton Co.	142,500	6,395,400
Helmerich & Payne, Inc.(a)	18,100	1,218,130
National Oilwell Varco, Inc.(a)	63,100	2,318,294
Schlumberger Ltd.	232,098	18,252,187
Transocean Ltd.*(a)	56,000	596,960

		33,806,802

Equity Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	71,000	8,046,430

Apartment Investment & Management Co. (Class A Stock)	26,274	1,206,239
AvalonBay Communities, Inc.	23,018	4,093,521
Boston Properties, Inc.	25,800	3,516,282
Crown Castle International Corp.	56,300	5,304,023
Digital Realty Trust, Inc.	23,100	2,243,472
Equinix, Inc.	11,755	4,234,739
Equity Residential(a)	61,100	3,930,563
Essex Property Trust, Inc.(a)	11,100	2,471,970
Extra Space Storage, Inc.(a)	20,700	1,643,787
Federal Realty Investment Trust(a)	11,100	1,708,623
General Growth Properties, Inc.(a)	97,600	2,693,760
HCP, Inc.(a)	78,000	2,960,100
Host Hotels & Resorts, Inc.(a)	124,626	1,940,427
Iron Mountain, Inc.(a)	39,930	1,498,573
Kimco Realty Corp.	69,600	2,014,920
Macerich Co. (The)	21,200	1,714,444
Prologis, Inc.	87,928	4,707,665
Public Storage	24,700	5,511,558
Realty Income Corp.(a)	41,900	2,804,367
Simon Property Group, Inc.	51,761	10,715,045
SL Green Realty Corp.(a)	17,100	1,848,510
UDR, Inc.(a)	42,900	1,543,971
Ventas, Inc.(a)	56,504	3,990,877
Vornado Realty Trust(a)	29,357	2,971,222
Welltower, Inc.	59,400	4,441,338
Weyerhaeuser Co.	123,830	3,955,130

		93,711,556

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	73,322	11,182,338
CVS Health Corp.	178,338	15,870,299
Kroger Co. (The)	159,500	4,733,960
Sysco Corp.	86,800	4,254,068
Wal-Mart Stores, Inc.	254,400	18,347,328
Walgreens Boots Alliance, Inc.	142,800	11,512,536
Whole Foods Market, Inc.(a)	54,400	1,542,240

		67,442,769

Food Products — 1.7%
Archer-Daniels-Midland Co.	99,538	4,197,517
Campbell Soup Co.	30,100	1,646,470
ConAgra Foods, Inc.	72,600	3,420,186
General Mills, Inc.	99,400	6,349,672
Hershey Co. (The)	24,100	2,303,960
Hormel Foods Corp.	45,400	1,722,022
J.M. Smucker Co. (The)	20,100	2,724,354
Kellogg Co.	42,300	3,276,981
Kraft Heinz Co. (The)	99,337	8,891,655
McCormick & Co., Inc. (Non-Voting Shares)(a)	19,500	1,948,440
Mead Johnson Nutrition Co.	31,193	2,464,559
Mondelez International, Inc. (Class A Stock)	259,911	11,410,093
Tyson Foods, Inc. (Class A Stock)	49,600	3,703,632

		54,059,541

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	246,950	10,443,516
Baxter International, Inc.	83,900	3,993,640
Becton, Dickinson & Co.	35,354	6,354,174
Boston Scientific Corp.*	225,499	5,366,876
C.R. Bard, Inc.	12,500	2,803,500

Cooper Cos., Inc. (The)	7,400	1,326,524
Danaher Corp.	100,000	7,839,000
DENTSPLY SIRONA, Inc.	38,500	2,288,055
Edwards Lifesciences Corp.*	35,800	4,316,048
Hologic, Inc.*	43,500	1,689,105
Intuitive Surgical, Inc.*	6,290	4,559,181
Medtronic PLC	232,428	20,081,779
St. Jude Medical, Inc.	47,400	3,780,624
Stryker Corp.(a)	52,500	6,111,525
Varian Medical Systems, Inc.*(a)	15,800	1,572,574
Zimmer Biomet Holdings, Inc.	32,586	4,236,832

		86,762,953

Health Care Providers & Services — 2.5%
Aetna, Inc.	58,457	6,748,861
AmerisourceBergen Corp.	31,000	2,504,180
Anthem, Inc.	43,800	5,488,578
Cardinal Health, Inc.	54,475	4,232,707
Centene Corp.*	28,600	1,915,056
Cigna Corp.	42,800	5,577,696
DaVita, Inc.*	27,500	1,816,925
Express Scripts Holding Co.*	106,626	7,520,332
HCA Holdings, Inc.*	50,500	3,819,315
Henry Schein, Inc.*(a)	13,800	2,249,124
Humana, Inc.	24,900	4,404,561
Laboratory Corp. of America Holdings*	17,000	2,337,160
McKesson Corp.	38,107	6,354,342
Patterson Cos., Inc.(a)	14,200	652,348
Quest Diagnostics, Inc.	23,800	2,014,194
UnitedHealth Group, Inc.	159,300	22,302,000
Universal Health Services, Inc. (Class B Stock)	15,100	1,860,622

		81,798,001

Health Care Technology — 0.1%
Cerner Corp.*	51,200	3,161,600

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	73,600	3,593,152
Chipotle Mexican Grill, Inc.*(a)	4,920	2,083,620
Darden Restaurants, Inc.	19,250	1,180,410
Marriott International, Inc. (Class A Stock)(a)	54,323	3,657,567
McDonald’s Corp.	142,900	16,484,944
Royal Caribbean Cruises Ltd.(a)	28,800	2,158,560
Starbucks Corp.	244,700	13,248,058
Wyndham Worldwide Corp.	19,463	1,310,444
Wynn Resorts Ltd.(a)	12,900	1,256,718
Yum! Brands, Inc.	62,000	5,630,220

		50,603,693

Household Durables — 0.5%
D.R. Horton, Inc.	55,000	1,661,000
Garmin Ltd.(a)	19,300	928,523
Harman International Industries, Inc.	11,700	988,065
Leggett & Platt, Inc.	22,700	1,034,666
Lennar Corp. (Class A Stock)	30,100	1,274,434
Mohawk Industries, Inc.*	10,700	2,143,638
Newell Brands, Inc.	77,549	4,083,730
PulteGroup, Inc.	52,585	1,053,804
Whirlpool Corp.	13,007	2,109,215

		15,277,075

Household Products — 2.0%
Church & Dwight Co., Inc.	44,000	2,108,480
Clorox Co. (The)	21,700	2,716,406
Colgate-Palmolive Co.	149,500	11,083,930
Kimberly-Clark Corp.	60,488	7,629,956
Procter & Gamble Co. (The)	444,606	39,903,389

		63,442,161

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,418,640
NRG Energy, Inc.	51,300	575,073

		1,993,713

Industrial Conglomerates — 2.5%
3M Co.	101,200	17,834,476
General Electric Co.	1,499,447	44,413,620
Honeywell International, Inc.	127,350	14,847,737
Roper Technologies, Inc.(a)	16,900	3,083,743

		80,179,576

Insurance — 2.4%
Aflac, Inc.	70,000	5,030,900
Allstate Corp. (The)	63,688	4,405,936
American International Group, Inc.	171,829	10,196,333
Aon PLC	44,325	4,986,119
Arthur J. Gallagher & Co.	26,600	1,353,142
Assurant, Inc.	10,800	996,300
Chubb Ltd.	77,090	9,686,358
Cincinnati Financial Corp.	25,228	1,902,696
Hartford Financial Services Group, Inc. (The)	66,400	2,843,248
Lincoln National Corp.	40,163	1,886,858
Loews Corp.	44,626	1,836,360
Marsh & McLennan Cos., Inc.	87,500	5,884,375
MetLife, Inc.	183,600	8,157,348
Principal Financial Group, Inc.	46,000	2,369,460
Progressive Corp. (The)	98,000	3,087,000
Torchmark Corp.	18,875	1,205,924
Travelers Cos., Inc. (The)	48,998	5,612,721
Unum Group	40,956	1,446,156
Willis Towers Watson PLC	22,000	2,920,940
XL Group Ltd. (Ireland)	48,900	1,644,507

		77,452,681

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.*	65,710	55,019,640
Expedia, Inc.(a)	19,500	2,276,040
Netflix, Inc.*	71,690	7,065,050
Priceline Group, Inc. (The)*	8,360	12,301,656
TripAdvisor, Inc.*	19,400	1,225,692

		77,888,078

Internet Software & Services — 4.4%
Akamai Technologies, Inc.*	29,400	1,557,906
Alphabet, Inc. (Class A Stock)*	49,415	39,732,625
Alphabet, Inc. (Class C Stock)*	49,430	38,421,445
eBay, Inc.*	178,800	5,882,520
Facebook, Inc. (Class A Stock)*	388,900	49,884,203

VeriSign, Inc.*(a)	16,400	1,283,136
Yahoo!, Inc.*	145,700	6,279,670

		143,041,505

IT Services — 3.7%
Accenture PLC (Class A Stock)	104,500	12,766,765
Alliance Data Systems Corp.*	9,900	2,123,847
Automatic Data Processing, Inc.	76,000	6,703,200
Cognizant Technology Solutions Corp. (Class A Stock)*	102,000	4,866,420
CSRA, Inc.	22,600	607,940
Fidelity National Information Services, Inc.	52,900	4,074,887
Fiserv, Inc.*	37,300	3,710,231
Global Payments, Inc.	23,700	1,819,212
International Business Machines Corp.	145,525	23,116,646
Mastercard, Inc. (Class A Stock)	161,400	16,425,678
Paychex, Inc.	53,850	3,116,300
PayPal Holdings, Inc.*	183,400	7,513,898
Teradata Corp.*	23,000	713,000
Total System Services, Inc.	28,293	1,334,015
Visa, Inc. (Class A Stock)(a)	315,500	26,091,850
Western Union Co. (The)(a)	81,104	1,688,585
Xerox Corp.	152,311	1,542,910

		118,215,384

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,519,169
Mattel, Inc.	57,181	1,731,441

		3,250,610

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	54,782	2,579,684
Illumina, Inc.*	24,000	4,359,840
Mettler-Toledo International, Inc.*	4,150	1,742,295
PerkinElmer, Inc.	18,600	1,043,646
Thermo Fisher Scientific, Inc.	66,400	10,561,584
Waters Corp.*	13,700	2,171,313

		22,458,362

Machinery — 1.4%
Caterpillar, Inc.(a)	97,600	8,663,952
Cummins, Inc.	26,900	3,447,235
Deere & Co.(a)	48,450	4,135,207
Dover Corp.	26,400	1,944,096
Flowserve Corp.	21,800	1,051,632
Fortive Corp.	50,000	2,545,000
Illinois Tool Works, Inc.	54,075	6,480,348
Ingersoll-Rand PLC	43,100	2,928,214
PACCAR, Inc.	59,328	3,487,300
Parker-Hannifin Corp.	22,787	2,860,452
Pentair PLC (United Kingdom)(a)	28,807	1,850,562
Snap-on, Inc.	10,000	1,519,600
Stanley Black & Decker, Inc.	25,135	3,091,102
Xylem, Inc.	30,400	1,594,480

		45,599,180

Media — 2.9%
CBS Corp. (Class B Non-Voting Stock)	69,568	3,808,152
Charter Communications, Inc. (Class A Stock)*	36,300	9,799,911
Comcast Corp. (Class A Stock)	401,746	26,651,830
Discovery Communications, Inc. (Class A Stock)*(a)	24,500	659,540

Discovery Communications, Inc. (Class C Stock)*(a)	39,900	1,049,769
Interpublic Group of Cos., Inc. (The)	67,762	1,514,481
News Corp. (Class A Stock)	63,025	881,090
News Corp. (Class B Stock)	18,100	257,382
Omnicom Group, Inc.(a)	40,100	3,408,500
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,400	1,041,236
TEGNA, Inc.	37,000	808,820
Time Warner, Inc.	130,615	10,398,260
Twenty-First Century Fox, Inc. (Class A Stock)	182,900	4,429,838
Twenty-First Century Fox, Inc. (Class B Stock)	74,500	1,843,130
Viacom, Inc. (Class B Stock)	57,843	2,203,818
Walt Disney Co. (The)	247,276	22,962,049

		91,717,806

Metals & Mining — 0.3%
Alcoa, Inc.	219,576	2,226,501
Freeport-McMoRan, Inc.(a)	215,112	2,336,116
Newmont Mining Corp.	88,803	3,489,070
Nucor Corp.	53,600	2,650,520

		10,702,207

Multi-Utilities — 1.1%
Ameren Corp.	40,900	2,011,462
CenterPoint Energy, Inc.	70,910	1,647,239
CMS Energy Corp.	46,600	1,957,666
Consolidated Edison, Inc.	49,200	3,704,760
Dominion Resources, Inc.	101,984	7,574,352
DTE Energy Co.	30,100	2,819,467
NiSource, Inc.	52,900	1,275,419
Public Service Enterprise Group, Inc.	84,900	3,554,763
SCANA Corp.	24,300	1,758,591
Sempra Energy	40,154	4,304,107
WEC Energy Group, Inc.	52,976	3,172,203

		33,780,029

Multiline Retail — 0.5%
Dollar General Corp.	45,000	3,149,550
Dollar Tree, Inc.*	39,447	3,113,552
Kohl’s Corp.(a)	32,200	1,408,750
Macy’s, Inc.	52,920	1,960,686
Nordstrom, Inc.(a)	20,900	1,084,292
Target Corp.(a)	96,168	6,604,818

		17,321,648

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	89,126	5,647,023
Apache Corp.	63,350	4,046,164
Cabot Oil & Gas Corp.	76,700	1,978,860
Chesapeake Energy Corp.*(a)	82,900	519,783
Chevron Corp.	314,142	32,331,495
Cimarex Energy Co.	16,000	2,149,920
Concho Resources, Inc.*	22,400	3,076,640
ConocoPhillips	207,029	8,999,551
Devon Energy Corp.	84,600	3,731,706
EOG Resources, Inc.	92,200	8,916,662
EQT Corp.	28,400	2,062,408
Exxon Mobil Corp.	692,204	60,415,565
Hess Corp.	43,875	2,352,578
Kinder Morgan, Inc.	312,443	7,226,807
Marathon Oil Corp.	134,694	2,129,512

Marathon Petroleum Corp.	89,394	3,628,502
Murphy Oil Corp.(a)	27,700	842,080
Newfield Exploration Co.*	32,900	1,429,834
Noble Energy, Inc.	71,400	2,551,836
Occidental Petroleum Corp.	127,700	9,311,884
ONEOK, Inc.	35,340	1,816,123
Phillips 66	75,364	6,070,570
Pioneer Natural Resources Co.	27,500	5,105,375
Range Resources Corp.	27,300	1,057,875
Southwestern Energy Co.*	70,000	968,800
Spectra Energy Corp.	114,442	4,892,395
Tesoro Corp.	20,000	1,591,200
Valero Energy Corp.	78,100	4,139,300
Williams Cos., Inc. (The)	114,400	3,515,512

		192,505,960

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,400	3,312,144

Pharmaceuticals — 5.3%
Allergan PLC*	65,906	15,178,811
Bristol-Myers Squibb Co.	278,540	15,018,877
Eli Lilly & Co.	163,000	13,082,380
Endo International PLC*	34,900	703,235
Johnson & Johnson	458,096	54,114,880
Mallinckrodt PLC*	19,200	1,339,776
Merck & Co., Inc.	462,503	28,864,812
Mylan NV*	72,400	2,759,888
Perrigo Co. PLC	24,300	2,243,619
Pfizer, Inc.	1,013,723	34,334,798
Zoetis, Inc.	82,900	4,311,629

		171,952,705

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	6,200	847,044
Equifax, Inc.	20,200	2,718,516
Nielsen Holdings PLC	57,100	3,058,847
Robert Half International, Inc.	22,000	832,920
Verisk Analytics, Inc.*	24,200	1,966,976

		9,424,303

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	48,800	1,365,424

Road & Rail — 0.8%
CSX Corp.	159,672	4,869,996
J.B. Hunt Transport Services, Inc.	14,900	1,208,986
Kansas City Southern	18,500	1,726,420
Norfolk Southern Corp.	49,800	4,833,588
Ryder System, Inc.	9,100	600,145
Union Pacific Corp.	139,400	13,595,682

		26,834,817

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	51,500	3,319,175
Applied Materials, Inc.	184,800	5,571,720
Broadcom Ltd. (Singapore)	65,860	11,362,167
First Solar, Inc.*(a)	13,200	521,268
Intel Corp.	790,200	29,830,050
KLA-Tencor Corp.	26,300	1,833,373

Lam Research Corp.(a)	26,750	2,533,492
Linear Technology Corp.	40,600	2,407,174
Microchip Technology, Inc.(a)	34,300	2,131,402
Micron Technology, Inc.*	169,300	3,010,154
NVIDIA Corp.(a)	86,650	5,937,258
Qorvo, Inc.*(a)	21,886	1,219,926
QUALCOMM, Inc.	245,350	16,806,475
Skyworks Solutions, Inc.	32,300	2,459,322
Texas Instruments, Inc.	168,600	11,832,348
Xilinx, Inc.	42,300	2,298,582

		103,073,886

Software — 4.3%
Activision Blizzard, Inc.	110,900	4,912,870
Adobe Systems, Inc.*	83,675	9,082,084
Autodesk, Inc.*	33,700	2,437,521
CA, Inc.	49,273	1,629,951
Citrix Systems, Inc.*	26,300	2,241,286
Electronic Arts, Inc.*	50,300	4,295,620
Intuit, Inc.	42,300	4,653,423
Microsoft Corp.	1,302,900	75,047,040
Oracle Corp.	505,295	19,847,988
Red Hat, Inc.*	30,900	2,497,647
salesforce.com, inc.*	104,700	7,468,251
Symantec Corp.	103,711	2,603,146

		136,716,827

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	12,400	1,849,088
AutoNation, Inc.*	12,989	632,694
AutoZone, Inc.*(a)	5,030	3,864,750
Bed Bath & Beyond, Inc.(a)	25,800	1,112,238
Best Buy Co., Inc.	47,225	1,803,051
CarMax, Inc.*(a)	32,800	1,749,880
Foot Locker, Inc.	21,100	1,428,892
Gap, Inc. (The)(a)	37,187	827,039
Home Depot, Inc. (The)	206,669	26,594,167
L. Brands, Inc.	40,196	2,844,671
Lowe’s Cos., Inc.	146,325	10,566,128
O’Reilly Automotive, Inc.*	16,100	4,509,771
Ross Stores, Inc.	68,000	4,372,400
Signet Jewelers Ltd.	13,500	1,006,155
Staples, Inc.	105,000	897,750
Tiffany & Co.(a)	17,900	1,300,077
TJX Cos., Inc. (The)	110,400	8,255,712
Tractor Supply Co.	22,700	1,528,845
Ulta Salon Cosmetics & Fragrance, Inc.*	10,100	2,403,598
Urban Outfitters, Inc.*	15,600	538,512

		78,085,418

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	901,005	101,858,615
Hewlett Packard Enterprise Co.	278,466	6,335,102
HP, Inc.	289,966	4,503,172
NetApp, Inc.	49,000	1,755,180
Seagate Technology PLC(a)	50,400	1,942,920
Western Digital Corp.(a)	46,968	2,746,219

		119,141,208

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	46,800	1,711,008
Hanesbrands, Inc.(a)	62,700	1,583,175
Michael Kors Holdings Ltd.*(a)	30,100	1,408,379
NIKE, Inc. (Class B Stock)	222,800	11,730,420
PVH Corp.	13,900	1,535,950
Ralph Lauren Corp.	9,800	991,172
Under Armour, Inc. (Class A Stock)*(a)	28,800	1,113,984
Under Armour, Inc. (Class C Stock)*(a)	29,003	982,042
VF Corp.	55,744	3,124,451

		24,180,581

Tobacco — 1.6%
Altria Group, Inc.	327,900	20,733,117
Philip Morris International, Inc.	258,600	25,141,092
Reynolds American, Inc.	138,984	6,553,096

		52,427,305

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	48,600	2,030,508
United Rentals, Inc.*	15,100	1,185,199
W.W. Grainger, Inc.(a)	9,400	2,113,496

		5,329,203

Water Utilities — 0.1%
American Water Works Co., Inc.	28,900	2,162,876

TOTAL LONG-TERM INVESTMENTS (cost $1,126,038,129)		3,130,462,006

SHORT-TERM INVESTMENTS — 8.0%
AFFILIATED MUTUAL FUNDS — 7.9%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $84,851,079)(b)	84,851,079	84,851,079
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $171,342,896)(b)(c)	171,342,896	171,342,896

TOTAL AFFILIATED MUTUAL FUNDS (cost $256,193,975)		256,193,975

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.341%, 12/15/16 (cost $3,997,208)(d)(e)	4,000	3,998,500

TOTAL SHORT-TERM INVESTMENTS (cost $260,191,183)		260,192,475

TOTAL INVESTMENTS — 105.2% (cost $1,386,229,312)		3,390,654,481
Liabilities in excess of other assets(f) — (5.2)%		(168,678,631)

NET ASSETS 100.0%		$3,221,975,850

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $167,475,431; cash collateral of $171,273,937 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
40	S&P 500 E-Mini	Dec. 2016	$4,274,359	$4,320,800	$46,441
161	S&P 500 Index	Dec. 2016	85,295,809	86,956,100	1,660,291

					$1,706,732

A U.S. Treasury Obligation with a market value of $3,998,500 has been segregated with UBS AG to cover requirements for open futures contracts at September 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$64,941,684	$—	$—
Air Freight & Logistics	23,104,961	—	—
Airlines	16,324,346	—	—
Auto Components	13,290,102	—	—
Automobiles	16,935,430	—	—
Banks	168,960,909	—	—
Beverages	69,680,519	—	—
Biotechnology	94,161,904	—	—
Building Products	4,374,606	—	—
Capital Markets	80,717,828	—	—
Chemicals	64,905,871	—	—
Commercial Services & Supplies	9,819,450	—	—
Communications Equipment	33,515,520	—	—
Construction & Engineering	3,030,570	—	—
Construction Materials	4,481,940	—	—
Consumer Finance	23,184,229	—	—
Containers & Packaging	10,814,410	—	—
Distributors	4,191,019	—	—
Diversified Consumer Services	868,125	—	—
Diversified Financial Services	46,805,776	—	—
Diversified Telecommunication Services	82,724,287	—	—
Electric Utilities	64,044,417	—	—
Electrical Equipment	17,364,487	—	—
Electronic Equipment, Instruments & Components	12,040,029	—	—
Energy Equipment & Services	33,806,802	—	—
Equity Real Estate Investment Trusts (REITs)	93,711,556	—	—

Food & Staples Retailing	67,442,769	—	—
Food Products	54,059,541	—	—
Health Care Equipment & Supplies	86,762,953	—	—
Health Care Providers & Services	81,798,001	—	—
Health Care Technology	3,161,600	—	—
Hotels, Restaurants & Leisure	50,603,693	—	—
Household Durables	15,277,075	—	—
Household Products	63,442,161	—	—
Independent Power & Renewable Electricity Producers	1,993,713	—	—
Industrial Conglomerates	80,179,576	—	—
Insurance	77,452,681	—	—
Internet & Direct Marketing Retail	77,888,078	—	—
Internet Software & Services	143,041,505	—	—
IT Services	118,215,384	—	—
Leisure Products	3,250,610	—	—
Life Sciences Tools & Services	22,458,362	—	—
Machinery	45,599,180	—	—
Media	91,717,806	—	—
Metals & Mining	10,702,207	—	—
Multi-Utilities	33,780,029	—	—
Multiline Retail	17,321,648	—	—
Oil, Gas & Consumable Fuels	192,505,960	—	—
Personal Products	3,312,144	—	—
Pharmaceuticals	171,952,705	—	—
Professional Services	9,424,303	—	—
Real Estate Management & Development	1,365,424	—	—
Road & Rail	26,834,817	—	—
Semiconductors & Semiconductor Equipment	103,073,886	—	—
Software	136,716,827	—	—
Specialty Retail	78,085,418	—	—
Technology Hardware, Storage & Peripherals	119,141,208	—	—
Textiles, Apparel & Luxury Goods	24,180,581	—	—
Tobacco	52,427,305	—	—
Trading Companies & Distributors	5,329,203	—	—
Water Utilities	2,162,876	—	—
Affiliated Mutual Funds	256,193,975	—	—
U.S. Treasury Obligation	—	3,998,500	—
Other Financial Instruments*
Futures Contracts	1,706,732	—	—

Total	$3,388,362,713	$3,998,500	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2016 categorized by risk exposure:

Derivative Fair Value at 9/30/16
Equity Contracts	$1,706,732

Value Portfolio

Schedule of Investments

as of September 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 2.8%
Boeing Co. (The)	129,639	$17,078,642
United Technologies Corp.	194,730	19,784,568

		36,863,210

Banks — 12.2%
Bank of America Corp.	1,822,681	28,524,958
BB&T Corp.	337,990	12,748,983
Citigroup, Inc.	618,907	29,230,977
JPMorgan Chase & Co.	711,859	47,402,691
PNC Financial Services Group, Inc. (The)	192,263	17,320,974
Wells Fargo & Co.	523,150	23,165,082

		158,393,665

Biotechnology — 2.4%
AbbVie, Inc.	226,568	14,289,644
Shire PLC, ADR	85,696	16,613,026

		30,902,670

Capital Markets — 1.7%
Goldman Sachs Group, Inc. (The)	140,657	22,683,754

Chemicals — 2.2%
Dow Chemical Co. (The)(a)	245,397	12,718,927
FMC Corp.(a)	319,151	15,427,759

		28,146,686

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	1,674,560	15,456,189

Consumer Finance — 3.7%
Capital One Financial Corp.	334,507	24,027,638
SLM Corp.*	3,244,913	24,239,500

		48,267,138

Diversified Financial Services — 0.8%
Voya Financial, Inc.	353,887	10,199,023

Electric Utilities — 4.4%
FirstEnergy Corp.	647,066	21,404,943
PG&E Corp.	590,418	36,115,869

		57,520,812

Electrical Equipment — 1.3%
Eaton Corp. PLC	264,951	17,409,930

Electronic Equipment, Instruments & Components — 1.5%
Flex Ltd.*	1,414,309	19,262,889

Energy Equipment & Services — 1.9%
Halliburton Co.	537,231	24,110,927

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	184,619	20,922,871

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	272,125	19,625,655

Food Products — 3.7%
ConAgra Foods, Inc.	584,369	27,529,623
Mondelez International, Inc. (Class A Stock)	477,362	20,956,192

		48,485,815

Health Care Equipment & Supplies — 1.7%
Zimmer Biomet Holdings, Inc.	165,796	21,556,796

Health Care Providers & Services — 3.0%
Cigna Corp.	147,551	19,228,846
Laboratory Corp. of America Holdings*	148,159	20,368,900

		39,597,746

Hotels, Restaurants & Leisure — 3.7%
Carnival Corp.(a)	396,858	19,374,607
Hyatt Hotels Corp. (Class A Stock)*(a)	324,481	15,970,955
McDonald’s Corp.	108,174	12,478,953

		47,824,515

Household Products — 2.5%
Procter & Gamble Co. (The)	355,770	31,930,357

Industrial Conglomerates — 1.9%
General Electric Co.(a)	836,417	24,774,672

Insurance — 3.2%
Chubb Ltd.	200,066	25,138,293
MetLife, Inc.	379,441	16,858,563

		41,996,856

Internet Software & Services — 3.6%
Alphabet, Inc. (Class A Stock)*	35,480	28,528,049
eBay, Inc.*	533,989	17,568,238

		46,096,287

Media — 4.2%
Comcast Corp. (Class A Stock)	400,077	26,541,108
Liberty Global PLC (United Kingdom) (Series C)*	217,568	7,188,447
Twenty-First Century Fox, Inc. (Class A Stock)	354,395	8,583,447
Viacom, Inc. (Class B Stock)	318,995	12,153,709

		54,466,711

Oil, Gas & Consumable Fuels — 10.4%
Anadarko Petroleum Corp.	268,882	17,036,364
Chevron Corp.(a)	259,510	26,708,769
Hess Corp.(a)	259,537	13,916,374
Noble Energy, Inc.(a)	392,352	14,022,660
Occidental Petroleum Corp.	297,613	21,701,940
Royal Dutch Shell PLC (Netherlands), ADR(a)	476,669	23,866,817
Suncor Energy, Inc. (Canada)	622,983	17,306,468

		134,559,392

Pharmaceuticals — 7.8%
Allergan PLC*	88,502	20,382,896
Merck & Co., Inc.	504,010	31,455,264
Pfizer, Inc.	1,002,693	33,961,212
Teva Pharmaceutical Industries Ltd. (Israel), ADR	332,152	15,282,313

		101,081,685

Road & Rail — 2.4%
Ryder System, Inc.	180,381	11,896,127
Union Pacific Corp.(a)	195,950	19,111,003

		31,007,130

Semiconductors & Semiconductor Equipment — 3.1%
QUALCOMM, Inc.	239,274	16,390,269
Texas Instruments, Inc.	337,137	23,660,275

		40,050,544

Software — 3.5%
Microsoft Corp.	425,802	24,526,195
PTC, Inc.*	476,205	21,100,644

		45,626,839

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	157,435	17,798,027

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.(a)	538,330	19,681,345

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC (United Kingdom), ADR	612,511	17,854,696

TOTAL LONG-TERM INVESTMENTS (cost $1,026,262,534)		1,274,154,832

SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $23,338,736)(b)	23,338,736	23,338,736
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $97,919,588)(b)(c)	97,919,588	97,919,588

TOTAL SHORT-TERM INVESTMENTS (cost $121,258,324)		121,258,324

TOTAL INVESTMENTS — 107.5% (cost $1,147,520,858)		1,395,413,156
Liabilities in excess of other assets — (7.5)%		(97,227,201)

NET ASSETS — 100.0%		$1,298,185,955

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,744,244; cash collateral of $97,872,969 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,863,210	$—	$—
Banks	158,393,665	—	—
Biotechnology	30,902,670	—	—
Capital Markets	22,683,754	—	—
Chemicals	28,146,686	—	—
Communications Equipment	15,456,189	—	—
Consumer Finance	48,267,138	—	—
Diversified Financial Services	10,199,023	—	—
Electric Utilities	57,520,812	—	—
Electrical Equipment	17,409,930	—	—
Electronic Equipment, Instruments & Components	19,262,889	—	—
Energy Equipment & Services	24,110,927	—	—
Equity Real Estate Investment Trusts (REITs)	20,922,871	—	—
Food & Staples Retailing	19,625,655	—	—
Food Products	48,485,815	—	—
Health Care Equipment & Supplies	21,556,796	—	—
Health Care Providers & Services	39,597,746	—	—
Hotels, Restaurants & Leisure	47,824,515	—	—
Household Products	31,930,357	—	—
Industrial Conglomerates	24,774,672	—	—
Insurance	41,996,856	—	—
Internet Software & Services	46,096,287	—	—
Media	54,466,711	—	—
Oil, Gas & Consumable Fuels	134,559,392	—	—
Pharmaceuticals	101,081,685	—	—
Road & Rail	31,007,130	—	—
Semiconductors & Semiconductor Equipment	40,050,544	—	—
Software	45,626,839	—	—
Technology Hardware, Storage & Peripherals	17,798,027	—	—
Textiles, Apparel & Luxury Goods	19,681,345	—	—
Wireless Telecommunication Services	17,854,696	—	—
Affiliated Mutual Funds	121,258,324	—	—

Total	$1,395,413,156	$—	$—

Schedule of Investments

As of September 30, 2016

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty

Index
CDX	Credit Derivative Index

Other
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
AID	Agency for International Development
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

The Government Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund) and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI. Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI.

Each Portfolio may invest up to 15% of its net assets (the Government Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 18, 2016

*	Print the name and title of each signing officer under his or her signature.